SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT (NO. 33-73824)

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 70

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-8274

Amendment No. 72

MASSMUTUAL SELECT FUNDS

(Exact Name of Registrant as Specified in Declaration of Trust)

1295 State Street, Springfield, Massachusetts 01111

(413) 788-8411

Name and Address of Agent for Service

Andrew M. Goldberg, Esq.

Vice President, Secretary and Chief Legal Officer

MassMutual Select Funds

1295 State Street

Springfield, Massachusetts 01111

Copy to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

The Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

It is proposed that this filing become effective on July 25, 2012 pursuant to paragraph (b) of rule 485.

TO THE SECURITIES AND EXCHANGE COMMISSION:

Registrant submits this Post-Effective Amendment No. 70 to its Registration Statement No. 33-73824 under the Securities Act of 1933 and this Amendment No. 72 to its Registration Statement No. 811-8274 under the Investment Company Act of 1940. This Post-Effective Amendment relates only to the MM S&P® Mid Cap Index Fund, MM Russell 2000® Small Cap Index Fund, and MM MSCI EAFE® International Index Fund. No other information relating to any other series of the Registrant is amended or superceded hereby.

MASSMUTUAL SELECT FUNDS

This Prospectus describes the following Funds:

Fund Name	Class Z	Class I	Class S	Class Y	Class L	Class A
MM S&P® Mid Cap Index Fund	MDKZX	MDKIX	MDKSX	MDKYX	MDKLX	MDKAX
MM Russell 2000® Small Cap Index Fund	MCJZX	MCJIX	MCJSX	MCJYX	MCJLX	MCJAX
MM MSCI EAFE® International Index Fund	MKRZX	MKRIX	MKRSX	MKRYX	MKRLX	MKRAX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

July 25, 2012

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MM S&P® Mid Cap Index Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400 Index”)*.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 26 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class Z	Class I	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	None	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class I	Class S	Class Y	Class L	Class A
Management Fees	.10%	.10%	.10%	.10%	.10%	.10%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	None	.25%
Other Expenses(1)	.14%	.24%	.39%	.49%	.64%	.54%
Total Annual Fund Operating Expenses	.24%	.34%	.49%	.59%	.74%	.89%
Expense Reimbursement	(.05%)	(.05%)	(.05%)	(.05%)	(.05%)	(.05%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.19%	.29%	.44%	.54%	.69%	.84%

* “Standard & Poor’s®,” “S&P®,” and “S&P MidCap 400® Index” are trademarks of Standard & Poor’s Financial Services LLC (“S&P” or “Standard & Poor’s”) and have been licensed for use by MassMutual. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

(1)	Other Expenses are based on estimated amounts for the first full fiscal year of the Fund.
(2)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, Acquired Fund fees and expenses, or other nonrecurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .19%, .29%, .44%, .54%, .69%, and .84% for Classes Z, I, S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class Z	$19	$69
Class I	$30	$101
Class S	$45	$149
Class Y	$55	$180
Class L	$70	$228
Class A	$656	$835

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

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INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets in the equity securities of companies included in the S&P MidCap 400 Index (“Index”), in weightings that approximate the relative composition of the securities contained in the Index, and in S&P MidCap 400 Index futures contracts. The Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The companies chosen for inclusion in the Index tend to be industry leaders within the U.S. economy as determined by Standard & Poor’s®. However, companies are not selected by Standard & Poor’s for inclusion in the Index because they are expected to have superior stock price performance relative to the market in general or other stocks in particular. As of March 31, 2012, the market capitalization range of companies included in the Index was $545 million to $10.82 billion. If the securities represented in the Index were to become concentrated in any particular industry, the Fund’s investments would likewise be concentrated in securities of issuers in that industry; the Index is not currently concentrated in any single industry.

The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the Index by using computer programs and statistical procedures. The Fund’s subadviser, Northern Trust Investments, Inc. (“NTI”), will buy and sell securities in response to changes in the Index. The Fund may use Index futures contracts, a type of derivative, to gain exposure to the Index in lieu of investing in cash, or to reduce its exposure to the Index while it sells the securities in its portfolio. Use of Index futures contracts by the Fund may create investment leverage. Because the Fund, unlike the Index, is subject to fees and transaction expenses, the Fund’s returns are likely to be less than those of the Index. NTI expects that, under normal circumstances, the quarterly performance of the Fund, before fees and expenses, will track the performance of the Index within a 0.95 correlation coefficient.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Indexing Risk The Fund’s performance may not track the performance of the index exactly due to a number of factors, including fees and expenses of the Fund, and the Fund’s cash positions.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

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Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Performance Information

The Fund had not begun operations prior to the date of this prospectus, and therefore has no performance history. Because the Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market. Performance history will be available for the Fund after it has been in operation for one calendar year.

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadviser: Northern Trust Investments, Inc.

Portfolio Manager: Brent Reeder is a Senior Vice President at NTI. He has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors, and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

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MM Russell 2000® Small Cap Index Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the Russell 2000® Index*.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 26 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class Z	Class I	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	None	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class I	Class S	Class Y	Class L	Class A
Management Fees	.10%	.10%	.10%	.10%	.10%	.10%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	None	.25%
Other Expenses(1)	.14%	.24%	.39%	.49%	.64%	.54%
Total Annual Fund Operating Expenses	.24%	.34%	.49%	.59%	.74%	.89%
Expense Reimbursement	(.05%)	(.05%)	(.05%)	(.05%)	(.05%)	(.05%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.19%	.29%	.44%	.54%	.69%	.84%

* The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 2000® Index and Russell® are trademarks of the Frank Russell Company.

(1)	Other Expenses are based on estimated amounts for the first full fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, Acquired Fund fees and expenses, or other nonrecurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .19%, .29%, .44%, .54%, .69%, and .84% for Classes Z, I, S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class Z	$19	$69
Class I	$30	$101
Class S	$45	$149
Class Y	$55	$180
Class L	$70	$228
Class A	$656	$835

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

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INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets in the equity securities of companies included in the Russell 2000 Index (“Index”), in weightings that approximate the relative composition of the securities contained in the Index, and in Russell 2000 Index futures contracts. The Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The companies in the Index are selected according to their total market capitalization. However, companies are not selected by Frank Russell Company for inclusion in the Index because they are expected to have superior stock price performance relative to the stock market in general or other stocks in particular. As of March 31, 2012, the market capitalization range of companies included in the Index was $27 million to $3.61 billion. If the securities represented in the Index were to become concentrated in any particular industry, the Fund’s investments would likewise be concentrated in securities of issuers in that industry; the Index is not currently concentrated in any single industry.

The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the Index by using computer programs and statistical procedures. The Fund’s subadviser, Northern Trust Investments, Inc. (“NTI”), will buy and sell securities in response to changes in the Index. The Fund may use Index futures contracts, a type of derivative, to gain exposure to the Index in lieu of investing in cash, or to reduce its exposure to the Index while it sells the securities in its portfolio. Use of Index futures contracts by the Fund may create investment leverage. Because the Fund, unlike the Index, is subject to fees and transaction expenses, the Fund’s returns are likely to be less than those of the Index. NTI expects that, under normal circumstances, the quarterly performance of the Fund, before fees and expenses, will track the performance of the Index within a 0.95 correlation coefficient.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Indexing Risk The Fund’s performance may not track the performance of the index exactly due to a number of factors, including fees and expenses of the Fund, and the Fund’s cash positions.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

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Performance Information

The Fund had not begun operations prior to the date of this prospectus, and therefore has no performance history. Because the Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market. Performance history will be available for the Fund after it has been in operation for one calendar year.

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadviser: Northern Trust Investments, Inc.

Portfolio Manager: Brent Reeder is a Senior Vice President at NTI. He has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors, and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

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MM MSCI EAFE® International Index Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the MSCI EAFE® Index*.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 26 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class Z	Class I	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	None	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class I	Class S	Class Y	Class L	Class A
Management Fees	.10%	.10%	.10%	.10%	.10%	.10%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	None	.25%
Other Expenses(1)	.14%	.24%	.39%	.49%	.64%	.54%
Total Annual Fund Operating Expenses	.24%	.34%	.49%	.59%	.74%	.89%
Expense Reimbursement	(.01%)	(.01%)	(.01%)	(.01%)	(.01%)	(.01%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.23%	.33%	.48%	.58%	.73%	.88%

* The Fund is not sponsored, endorsed, sold, or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers, or any other third party involved in, or related to,

compiling, computing, or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by MassMutual. None of the MSCI Parties makes any representation or warranty, express or implied, to the issuer or owners of the Fund or any other person or entity regarding the advisability of investing in funds generally or in the Fund particularly or the ability of any MSCI index to track corresponding stock market performance.

(1)	Other Expenses are based on estimated amounts for the first full fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, Acquired Fund fees and expenses, or other nonrecurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .23%, .33%, .48%, .58%, .73%, and .88% for Classes Z, I, S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class Z	$24	$76
Class I	$34	$108
Class S	$49	$155
Class Y	$59	$187
Class L	$75	$235
Class A	$660	$841

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not

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reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets in the equity securities of companies included in the MSCI EAFE Index (“Index”), in weightings that approximate the relative composition of the securities contained in the Index, and in MSCI EAFE Index futures contracts. The Index is a widely recognized, unmanaged index representative of equity securities in developed markets, excluding the U.S. and Canada. As of March 31, 2012, the market capitalization range of companies included in the Index was $1.2 billion to $223.42 billion, and the Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. If the securities represented in the Index were to become concentrated in any particular industry, the Fund’s investments would likewise be concentrated in securities of issuers in that industry; the Index is not currently concentrated in any single industry.

The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the Index by using computer programs and statistical procedures. The Fund’s subadviser, Northern Trust Investments, Inc. (“NTI”), will buy and sell securities in response to changes in the Index. The Fund may use Index futures contracts, a type of derivative, to gain exposure to the Index in lieu of investing in cash, or to reduce its exposure to the Index while it sells the securities in its portfolio. Use of Index futures contracts by the Fund may create investment leverage. Because the Fund, unlike the Index, is subject to fees and transaction expenses, the Fund’s returns are likely to be less than those of the Index.

Because the proportion of assets allocated to each country will approximate the relative country weights in the Index, more than 25% of the Fund’s assets may be invested in a single country (such as the United Kingdom and Japan). This may make the Fund’s performance more dependent upon the performance of a single country than if the Fund allocated its assets among issuers in a larger number of countries.

NTI expects that, under normal circumstances, the quarterly performance of the Fund, before fees and expenses, will track the performance of the Index within a 0.95 correlation coefficient.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Geographic Focus Risk When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Indexing Risk The Fund’s performance may not track the performance of the index exactly due to a number of factors, including fees and expenses of the Fund, and the Fund’s cash positions.

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Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Performance Information

The Fund had not begun operations prior to the date of this prospectus, and therefore has no performance history. Because the Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market. Performance history will be available for the Fund after it has been in operation for one calendar year.

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadviser: Northern Trust Investments, Inc.

Portfolio Manager: Shaun Murphy is a Senior Vice President at NTI. He has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors, and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

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Additional Information Regarding Investment Objectives and Principal Investment Strategies

Changes to Investment Objectives and Strategies.  Each Fund’s investment objective and strategies are non-fundamental and may be changed by the Board of Trustees (the “Trustees”) without shareholder approval.

Note Regarding Percentage Limitations.  All percentage limitations on investments in this Prospectus will apply at the time of investment, and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment. (As a result, the actual investments making up a Fund’s portfolio may not at a particular time comport with any such limitation due to increases or decreases in the values of securities held by the Fund.) Each Fund has adopted a policy under Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), to invest at least 80% of its net assets in certain investments. Each such policy may only be changed by the Trustees upon at least 60 days’ prior written notice to shareholders. References in the discussion of the Funds’ investment policies to 80% of a Fund’s net assets refer to that percentage of the aggregate of the Fund’s net assets and the amount, if any, of borrowings by the Fund for investment purposes.

Temporary Defensive Positions.  At times, a Fund’s investment adviser or subadviser may determine that market conditions make pursuing a Fund’s basic investment strategy inconsistent with the best interests of its shareholders. At such times, the investment adviser or subadviser may (but will not necessarily), without notice, temporarily use alternative strategies primarily designed to reduce fluctuations in the values of a Fund’s assets. In implementing these defensive strategies, a Fund may hold assets without limit in cash and cash equivalents and in other investments that the investment adviser or subadviser believes to be consistent with the Fund’s best interests. If such a temporary defensive strategy is implemented, a Fund may not achieve its investment objective.

Portfolio Turnover.  Changes are made in a Fund’s portfolio whenever the investment adviser or subadviser believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions. A high portfolio turnover rate will result in higher costs from brokerage commissions, dealer-mark-ups, bid-ask spreads, and other transaction costs and may also result in a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently (short-term capital gains generally receive less favorable tax treatment in the hands of shareholders than do long-term capital gains). Such costs are not reflected in the Funds’ Total Annual Fund Operating Expenses set forth in the fee tables but do have the effect of reducing a Fund’s investment return.

Non-Principal Investments; Securities Loans; Repurchase Agreements.  A Fund may hold investments that are not included in its principal investment strategies. These non-principal investments are described in the Statement of Additional Information (“SAI”) or below under “Additional Information Regarding Principal Risks.” A Fund also may choose not to invest in certain securities described in this Prospectus and in the SAI, even though it has the ability to do so.

A Fund may make loans of portfolio securities to broker-dealers and other financial intermediaries of up to 33% of its total assets, and may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Any losses from the investment of cash collateral received by the Fund will be for the Fund’s account and may exceed any income the Fund receives from its securities lending activities. A Fund may enter into securities loans and repurchase agreements as a non-principal investment strategy.

Risk of Substantial Redemptions.  If substantial numbers of shares in a Fund were to be redeemed at the same time or at approximately the same time, the Fund might be required to liquidate a significant portion of its investment portfolio quickly to meet the redemptions. A Fund might be forced to sell portfolio securities at prices or at times when it would otherwise not have sold them, resulting in a reduction in the Fund’s net asset value (“NAV”) per share; in

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addition, a substantial reduction in the size of a Fund may make it difficult for the investment adviser or subadviser to execute its investment program successfully for the Fund for a period following the redemptions. Similarly, the prices of the portfolio securities of a Fund might be adversely affected if one or more other investment accounts managed by the investment adviser or subadviser in an investment style similar to that of the Fund were to experience substantial redemptions and those accounts were required to sell portfolio securities quickly or at an inopportune time.

Foreign Securities. The globalization and integration of the world economic system and related financial markets have made it increasingly difficult to define issuers geographically. Accordingly, the Funds intend to construe geographic terms such as “foreign,” “non-U.S.,” “European,” “Latin American,” “Asian,” and “emerging markets” in the manner that affords to the Funds the greatest flexibility in seeking to achieve the investment objective(s) of the relevant Fund. Specifically, unless otherwise stated, in circumstances where the investment objective and/or strategy is to invest (a) exclusively in “foreign securities,” “non-U.S. securities,” “European securities,” “Latin American securities,” “Asian securities,” or “emerging markets” (or similar directions) or (b) at least some percentage of the Fund’s assets in foreign securities, etc., the Fund will take the view that a security meets this description so long as the issuer of a security is tied economically to the particular country or geographic region indicated by words of the relevant investment objective and/or strategy (the “Relevant Language”). For these purposes the issuer of a security is deemed to have that tie if:

(i) the issuer is organized under the laws of the country or a country within the geographic region suggested by the Relevant Language or maintains its principal place of business in that country or region; or

(ii) the securities are traded principally in the country or region suggested by the Relevant Language; or

(iii) the issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the country or region suggested by the Relevant Language or has at least 50% of its assets in that country or region.

In addition, the Funds intend to treat derivative securities (e.g., call options) by reference to the underlying security. Conversely, if the investment objective and/or strategy of a Fund limits the percentage of assets that may be invested in “foreign securities,” etc. or prohibits such investments altogether, a Fund intends to categorize securities as “foreign,” etc. only if the security possesses all of the attributes described above in clauses (i), (ii), and (iii).

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Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.

Additional Information Regarding Principal Risks

The Funds, by themselves, generally are not intended to provide a complete investment program. Investment in the Funds is intended to serve as part of a diversified portfolio of investments. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The value of your investment in a Fund changes with the values of the investments in the Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks.” These Principal Risks are summarized in this section. All Funds could be subject to additional risks (which the Funds have not currently identified as principal risks). Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money by investing in the Funds, but you can also lose money.

The SAI contains further information about the Funds, their investments, and their related risks.

•	Cash Position Risk

A Fund may hold any portion of its assets in cash or cash equivalents at any time or for an extended time. A Fund’s investment adviser or subadviser will determine the amount of the Fund’s assets to be held in cash or cash equivalents at its sole discretion, based on such factors as it may consider appropriate under the circumstances. The portion of a Fund’s assets invested in cash and cash equivalents may at times exceed 25% of the Funds’ net assets. To the extent a Fund holds assets in cash and otherwise uninvested, the ability of the Fund to meet its objective may be limited.

•	Credit Risk

This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, repurchase agreement, or reverse repurchase agreement, or securities loan or other over-the-counter transaction, will be, or will be perceived to be, unable or unwilling to make timely principal, interest, and/or settlement payments, or otherwise to honor its obligations. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when the Fund owns securities of that issuer, or that the issuer will default on its obligations. An actual or perceived deterioration in the ability of an issuer to meet its obligations will likely have an adverse effect on the value of the issuer’s securities. Credit risk is particularly significant for Funds to the extent they invest in below investment grade securities. Credit risk is also generally greater for investments issued at less than their face values and required to make interest payments only at maturity rather than at intervals during the life of the investment. Credit rating agencies base their ratings largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although investment grade investments generally have lower credit risk than investments rated below investment grade, they may share some of the risks of lower-rated investments, including the possibility that the issuers may be unable to make timely payments of interest and principal and thus default.

•	Currency Risk

Because foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. A Fund may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies, or, for certain Funds, to generate additional returns by buying currencies in excess of underlying equities when opportunities arise.

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Those currencies can decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

Officials in foreign countries may from time to time take actions in respect of their currencies which could significantly affect the value of a Fund’s assets denominated in those currencies or the liquidity of such investments. For example, a foreign government may unilaterally devalue its currency against other currencies, which would typically have the effect of reducing the U.S. dollar value of investments denominated in that currency. A foreign government may also limit the convertibility or repatriation of its currency or assets denominated in its currency, which would adversely affect the U.S. dollar value and liquidity of investments denominated in that currency. In addition, although at times most of a Fund’s income may be received or realized in these currencies, the Fund will be required to compute and distribute its income in U.S. dollars. As a result, if the exchange rate for any such currency declines after the Fund’s income has been earned and translated into U.S. dollars but before payment to shareholders, the Fund could be required to liquidate portfolio securities to make such distributions. Similarly, if a Fund incurs an expense in U.S. dollars and the exchange rate declines before the expense is paid, the Fund would have to convert a greater amount of U.S. dollars to pay for the expense at that time than it would have had to convert at the time the Fund incurred the expense. Continuing uncertainty as to the status of the Euro and the European Monetary Union (the “EMU”) has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EMU, or continued uncertainty as to the EMU’s status, could have significant adverse effects on currency and financial markets, and on the values of a Fund’s portfolio investments.

•	Derivatives Risk

Derivatives are financial contracts whose values depend upon, or are derived from, the value of an underlying asset, reference rate, or index. Derivatives may relate to stocks, bonds, interest rates, currencies, credit exposures, currency exchange rates, commodities, related indexes, or other assets. The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of potential risks described in this Prospectus, including market risk, credit risk, management risk, liquidity risk, and leveraging risk. Derivative products are highly specialized instruments that may require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument or index but also of the derivative itself, often without the benefit of observing the performance of the derivative under all possible market conditions. (For example, successful use of a credit default swap may require, among other things, an understanding of both the credit of the company to which it relates and of the way the swap is likely to respond to changes in various market conditions and to factors specifically affecting the company.) The use of derivatives involves the risk that a loss may be sustained as a result of the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile. When a Fund uses a derivative instrument, it could lose more than the principal amount invested. Since the values of derivatives are calculated and derived from the values of other assets, reference rates, or indexes, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of a derivative may not correlate perfectly with the relevant assets, rates, or indexes they are designed to hedge or to track closely, and the risk that a derivative transaction may not have the effect the Fund’s investment adviser or subadviser anticipated. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that a Fund will engage in these transactions when that would be beneficial. A liquid secondary market may not always exist for the Fund’s derivative positions at any time. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with

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many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price or at all. Use of derivatives may increase the amount of taxes payable by shareholders. Although the use of derivatives is intended to enhance a Fund’s performance, it may instead reduce returns and increase volatility.

Recent legislation calls for new regulation of the derivatives markets. The extent and impact of that regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Recent legislation will require many derivatives to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. The derivatives market could be disrupted or limited as a result, and certain derivatives transactions may no longer be available. Moreover, the establishment of a centralized exchange or market for derivatives transactions may not result in derivatives being easier to trade or value and may result in a substantial increase in the cost of derivatives transactions.

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Futures Contract Risk. A Fund may enter into futures contracts, in which the Fund agrees to buy or sell certain financial instruments or index units or other assets on a specified future date at a specified price or level of interest rate. A Fund may also enter into contracts for the purchase or sale for future delivery of foreign currencies. If a Fund’s investment adviser or subadviser misjudges the direction of interest rates, markets, or foreign exchange rates, a Fund’s overall performance could suffer. The risk of loss could be far greater than the investment made because a futures contract requires only a small deposit to take a large position. A small change in a financial futures contract could have a substantial impact on a Fund, favorable or unfavorable. In the event of the insolvency of its futures commission merchant or broker, a Fund may be delayed or prevented from recovering some or all of the margin it has deposited with the merchant or broker, or any increase in the value of its futures positions held through that merchant or broker.

•	Emerging Markets Risk

Investing in emerging market securities poses risks different from, and/or greater than, risks of investing in domestic securities or in the securities of foreign, developed countries. These risks may include, for example, smaller market-capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Although many of the emerging market securities in which a Fund may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets.

Additional risks of emerging market securities may include greater social, economic, and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security.

•	Foreign Investment Risk

Investments in foreign securities entail a variety of risks. Funds investing in foreign securities and

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instruments may experience more rapid and extreme changes in value than funds that invest solely in U.S. companies. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund’s investments in certain foreign countries. In addition, there may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund’s assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, legal remedies available to investors in certain foreign countries may be more limited than those available to investors in the United States or in other foreign countries. The willingness and ability of foreign governmental entities to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer’s obligations. If a foreign governmental entity defaults on its obligations on the securities, a Fund may have limited recourse available to it. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to a Fund’s investments in foreign securities. In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or character of the Fund’s distributions.

Some Funds may also invest in foreign securities known as depositary receipts, in the form of ADRs, EDRs, GDRs, or other similar securities. An ADR is a U.S. dollar-denominated security issued by a U.S. bank or trust company that represents, and may be converted into, a foreign security. An EDR or a GDR is similar but is issued by a non-U.S. bank. Depositary receipts are subject to the same risks as direct investment in foreign securities. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Funds may invest in both sponsored and unsponsored depositary receipts. Unsponsored depositary receipts are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current for unsponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

A number of foreign sovereign governments in Europe and elsewhere have experienced significant financial distress in recent periods and may continue to do so. This distress has increased the volatility of securities issued by those governments and of other securities denominated in the currencies of the affected countries. A default by a foreign government on its obligations or a currency collapse could have far-reaching adverse effects on economies, financial markets, and asset valuations around the world.

•	Geographic Focus Risk

When a Fund invests a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region, the Fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

•	Indexing Risk

There are several reasons why an index Fund’s performance may not track the performance of the relevant index exactly. For example, the return on the securities and other investments selected by the investment adviser or subadviser may not correlate precisely with the return on the index. The Fund incurs a number of operating expenses not applicable to the index, and incurs

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costs in buying and selling securities. A Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of securities purchased by the investment adviser or subadviser, or futures or other derivative positions taken by the investment adviser or subadviser, to replicate the performance of the index may not correlate precisely with the return on the index.

•	Management Risk

Each Fund is subject to management risk because it relies on the investment adviser’s and/or subadviser’s abilities to achieve its investment objective. A Fund’s investment adviser or subadviser manages the Fund based on its assessment of economic, financial, and market factors and its investment judgment. The investment adviser or subadviser may fail to ascertain properly the appropriate mix of securities for any particular economic cycle. A Fund’s investment adviser or subadviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result. Management risk includes the risk that poor security selection will cause a Fund to underperform relative to other funds with similar investment objectives, or that the timing of movements from one type of security to another could have a negative effect on the overall investment performance of the Fund.

•	Market Risk

The values of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable broad market developments, which may affect securities markets generally or particular industries, sectors, or issuers. The values of a Fund’s investments may decline as a result of a number of such factors, including actual or perceived changes in general economic and market conditions, changes in interest rates, currency rates, or other rates of exchange, and changes in economic and competitive industry conditions. The possibility that security prices in general will decline over short or even extended periods subjects a Fund to unpredictable declines in the value of its shares, as well as potentially extended periods of poor performance.

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Equity Markets Risk. Although stocks may outperform other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence, or announcements of economic, political, or financial information. While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel.

•	Smaller and Mid-Cap Company Risk

Smaller companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. Such companies may have been recently organized and have little or no track record of success. Also, a Fund’s investment adviser or subadviser may not have had an opportunity to evaluate such newer companies’ performance in adverse or fluctuating market conditions. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. The securities of smaller companies may trade less frequently and in smaller volume than more widely held securities. The prices of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, both of which can cause significant price volatility. Some securities of smaller issuers may be illiquid or may be restricted as to resale. Although mid-cap companies are larger than smaller companies, they may be subject to many of the same risks.

•	Valuation Risk

Due to the nature of some Fund’s investments and the market environment, a portion of a Fund’s assets may be valued at fair value

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pursuant to guidelines established by the Trustees. A Fund’s assets may be valued using prices provided by a pricing service or, alternatively, a broker-dealer or other market intermediary (sometimes just one broker-dealer or other market intermediary) when other reliable pricing sources may not be available. To the extent a Fund relies on a pricing service to value some or all of its portfolio securities, it is possible that the pricing information provided by the service will not reflect the actual price the

Fund would receive upon sale of a security. In addition, to the extent a Fund sells a security at a price lower than the price it has been using to value the security, its NAV will be adversely affected. If a Fund has overvalued securities it holds, you may pay too much for the Fund’s shares when you buy into the Fund. If a Fund underestimates the price of its portfolio securities, you may not receive the full market value for your Fund shares when you sell.

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Management of the Funds

Investment Adviser

Massachusetts Mutual Life Insurance Company (“MassMutual”), located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement, and asset accumulation products and services for individuals and businesses. As of December 31, 2011, MassMutual, together with its subsidiaries, had assets under management of approximately $443.4 billion.

Each Fund pays MassMutual an investment management fee based on a percentage of its average daily net assets as follows: .10% for the S&P Mid Cap Index Fund; .10% for the Russell 2000 Small Cap Index Fund; and .10% for the MSCI EAFE International Index Fund.

A discussion regarding the basis for the Trustees approving any investment advisory contract of the Funds will be available in the Funds’ annual report to shareholders dated December 31, 2012.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares. The fees for each share class of the Funds are .0500% for Class Z shares; .1500% for Class I shares; .3000% for Class S shares; .4000% for Class Y shares; .5500% for Class L shares; and .4500% for Class A shares.

Subadviser and Portfolio Managers

MassMutual contracts with the following subadviser to help manage the Funds. Subject to the oversight of the Trustees, MassMutual has the ultimate responsibility to oversee subadvisers and recommend their hiring, termination, and replacement. This responsibility includes, but is not limited to, analysis and review of subadviser performance, as well as assistance in the identification and vetting of new or replacement subadvisers. In addition, MassMutual maintains responsibility for a number of other important obligations, including, among other things, board reporting, assistance in the annual advisory contract renewal process, and, in general, the performance of all obligations not delegated to a subadviser. MassMutual also provides advice and recommendations to the Trustees, and performs such review and oversight functions as the Trustees may reasonably request, as to the continuing appropriateness of the investment objective, strategies, and policies of each Fund, valuations of portfolio securities, and other matters relating generally to the investment program of each Fund.

Northern Trust Investments, Inc. (“NTI”), located at 50 South LaSalle Street, Chicago, Illinois 60603, manages the investments of the S&P Mid Cap Index Fund, Russell 2000 Small Cap Index Fund, and MSCI EAFE International Index Fund. NTI, formerly known and conducting business as Northern Trust Investments, N.A., an indirect subsidiary of Northern Trust Corporation, is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies, and bank common and collective funds. Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. As of March 31, 2012, Northern Trust Corporation, through its subsidiaries, had assets under custody of $4.6 trillion and assets under investment management of $716.5 billion.

Brent Reeder

is primarily responsible for the day-to-day management of the S&P Mid Cap Index Fund and Russell 2000 Small Cap Index Fund. Mr. Reeder is a Senior Vice President of NTI where he is responsible for the management of various equity and equity index portfolios. Mr. Reeder joined NTI in 1993, and has been a member of the quantitative management group for domestic index products and manages quantitative equity portfolios.

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Shaun Murphy

is primarily responsible for the day-to-day management of the MSCI EAFE International Index Fund. Mr. Murphy is a Senior Vice President of NTI where he is responsible for index portfolio management in the U.S., EMEA, and Asia. Mr. Murphy joined NTI in 2004, and has been a member of the quantitative management group for international index products and manages quantitative international equity portfolios.

The Funds’ SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers, and each portfolio manager’s ownership of securities in the relevant Fund.

MassMutual has received exemptive relief from the Securities and Exchange Commission (“SEC”) to permit MassMutual to change subadvisers or hire new subadvisers for a number of the series of MassMutual Select Funds (the “Trust”) from time to time without obtaining shareholder approval. (In the absence of that exemptive relief, shareholder approval might otherwise be required.) Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a subadviser in a quick, efficient, and cost-effective fashion when, for example, the subadviser’s performance is inadequate or the subadviser no longer is able to meet a Trust series’ investment objective and strategies. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new subadviser, an information statement describing the new subadviser. MassMutual will not rely on this authority for any Fund unless the Fund’s shareholders have approved this arrangement. As of the date of this Prospectus, this exemptive relief is available to each Fund.

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About the Classes of Shares – Class Z, I, S, Y, L, and A Shares

Each Fund offers the following six Classes of shares: Class Z, Class I, Class S, Class Y, Class L, and Class A. Class A shares have up-front sales charges. Only Class A shares charge Rule 12b-1 fees.

All Classes of a Fund may not be available in every state. Currently, only Class A shares of each Fund are available in Montana, Nebraska, and New Hampshire.

Class Z, Class I, Class S, Class Y, and Class L shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans or through broker-dealers, financial institutions, or insurance companies. Class A shares are primarily offered through other distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses, and/or minimum investor size requirements. Different fees and expenses of a Class will affect performance of that Class. Investors may receive different levels of service in connection with investments in different classes of shares and intermediaries may receive different levels of compensation in connection with each share class. For additional information, call us toll free at 1-888-309-3539 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation, and other rights, preferences, terms, and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a Rule 12b-1 Plan will bear the expense of the payments that would be made pursuant to that Rule 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that Rule 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares represents an investment in the same portfolio of securities. Because the Classes will have different expenses, they will likely have different performance records and share prices. All Classes of shares are available for purchase by insurance company separate investment accounts.

Each Class of shares of the Funds may also be purchased by the following eligible purchasers:

•	Qualified plans under Section 401(a) of the Code, Code Section 403(b) plans, Code Section 457 plans, and non-qualified deferred compensation plans, where plan assets of the employer generally exceed or are expected to exceed $25 million for Class Z shares, $25 million for Class I shares, $50 million for Class S shares, $5 million for Class Y shares, and $1 million for Class L shares.

Class Z and Class I shares may also be purchased by:

•	Registered mutual funds and collective trust funds; and

•	Other institutional investors with assets generally in excess of $25 million.

Class S shares may also be purchased by:

•	Registered mutual funds and collective trust funds; and

•	Other institutional investors with assets generally in excess of $50 million.

Class Y shares may also be purchased by:

•	Registered mutual funds and collective trust funds; and

•	Other institutional investors with assets generally in excess of $5 million.

Class L shares may also be purchased by:

•	Other institutional investors with assets generally in excess of $1 million.

Class A shares may also be purchased by:

•	Individual retirement accounts described in Code Section 408;

•	Voluntary employees’ beneficiary associations described in Code Section 501(c)(9); and

•	Other institutional investors.

Additional Information.

An institutional investor or plan may be permitted to purchase shares of a class even if the institutional investor or plan does not meet the minimum

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investment amounts set forth above, if MML Distributors, LLC (the “Distributor”) or MassMutual, as applicable, determines that the expected size (over time), servicing needs, or distribution or servicing costs for the institutional investor or plan are comparable to those of institutional investors or plans eligible to purchase shares of that class.

Eligible purchasers must generally have an agreement with MassMutual or a MassMutual affiliate to purchase shares. Class L shares are generally sold in connection with the use of an intermediary performing third party administration and/or other shareholder services. There is no minimum plan or institutional investor size to purchase Class A shares.

Class A shares may be offered to present or former officers, directors, trustees, and employees (and their spouses, parents, children, and siblings) of the Funds, MassMutual, and its affiliates and retirement plans established by them for their employees.

Sales Charges by Class

Initial Sales Charges

Class A shares are sold at their offering price, which is normally NAV plus an initial sales charge. However, in some cases, as described below, purchases are not subject to an initial sales charge, and the offering price will be the NAV. In other cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the NAV to invest for your account.

The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire sales charge as a concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

Front-End Sales Charge (As a Percentage of Offering Price) / Front-End Sales Charge (As a Percentage of Net Amount Invested)/Concession (As a Percentage of Offering Price) for Different Purchase Amounts:
Price Breakpoints	General Equity	General Taxable Bond	Shorter- Term Bond
Less than $25,000	5.75%/ 6.10%/ 4.75%	4.75%/ 4.99%/ 4.00%	3.50%/ 3.63%/ 3.00%
$25,000- $49,999	5.50%/ 5.82%/ 4.75%	4.75%/ 4.99%/ 4.00%	3.50%/ 3.63%/ 3.00%
$50,000- $99,999	4.75%/ 4.99%/ 4.00%	4.50%/ 4.71%/ 3.75%	3.50%/ 3.63%/ 3.00%
$100,000- $249,999	3.75%/ 3.90%/ 3.00%	3.50%/ 3.63%/ 2.75%	3.00%/ 3.09%/ 2.50%

Price Breakpoints	General Equity	General Taxable Bond	Shorter- Term Bond
$250,000- $499,999	2.50%/ 2.56%/ 2.00%	2.00%/ 2.04%/ 2.25%	2.50%/ 2.56%/ 2.00%
$500,000- $999,999	2.00%/ 2.04%/ 1.60%	2.00%/ 2.04%/ 1.60%	2.00%/ 2.04%/ 1.50%
$1,000,000 or more	None/ None/ 1.00%	None/ None/ 1.00%	None/ None/ .50%

A reduced sales charge may be obtained for Class A shares under the Funds’ “Rights of Accumulation” because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers, and brokers making such sales.

To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you can add together:

•	Current purchases of Class A shares of more than one Fund subject to an initial sales charge to reduce the sales charge rate that applies to current purchases of Class A shares; and

•	Class A shares of Funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in the previously purchased Funds.

The Distributor will add the value, at current offering price, of the Class A shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current

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purchases. You must request the reduced sales charge when you buy Class A shares and inform your broker-dealer or other financial intermediary of Class A shares of any other Funds that you own. Information regarding reduced sales charges can be found on the MassMutual website at http://www.massmutual.com/funds.

There is an initial sales charge on the purchase of Class A shares of each of the MassMutual Select Funds.

Contingent Deferred Sales Charges

There is no initial sales charge on purchases of Class A shares of any one or more of the Funds aggregating $1 million or more. The Distributor pays dealers of record concessions in an amount equal to 1.0%, or .50% of purchases of $1 million or more, as shown in the above table. The concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

If you redeem any of those shares within a holding period of 18 months from the date of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed below and you advise the transfer agent, MassMutual, or another intermediary of your eligibility for the waiver when you place your redemption request).

All contingent deferred sales charges will be based on the lesser of the NAV of the redeemed shares at the time of redemption or the original NAV. A contingent deferred sales charge is not imposed on:

•	the amount of your account value represented by an increase in NAV over the initial purchase price,

•	shares purchased by the reinvestment of dividends or capital gains distributions, or

•	shares redeemed in the special circumstances described below.

To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

1.	shares acquired by reinvestment of dividends and capital gains distributions, and

2.	shares held the longest.

Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of any other Fund. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the Fund whose shares you acquire. Similarly, if you acquire shares of a Fund by exchanging shares of another Fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to the acquired Fund.

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Sales Charge Waivers by Class

Waivers of Class A Initial Sales Charges

The Class A sales charges will be waived for shares purchased in the following types of transactions:

•	Purchases into insurance company separate investment accounts.

•	Purchases into Retirement Plans or other employee benefit plans.

•	Purchases of Class A shares aggregating $1 million or more of any one or more of the Funds.

•	Purchases into accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

•	Purchases into accounts for which no sales concession is paid to any broker-dealer or other financial intermediary at the time of sale.

•	Shares sold to MassMutual or its affiliates.

•	Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with MassMutual or the Distributor for that purpose.

•	Shares issued in plans of reorganization to which the Fund is a party.

•	Shares sold to present or former officers, directors, trustees, or employees (and their “immediate families(1)”) of the Fund, MassMutual, and its affiliates.

•	Shares sold to a portfolio manager of the Fund.

Waivers of Class A Contingent Deferred Sales Charges

The Class A contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.	Waivers for Redemptions in Certain Cases.

The Class A contingent deferred sales charges will be waived for redemptions of shares in the following cases:

•	Redemptions from insurance company separate investment accounts.

(1) The term “immediate family” refers to one’s spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling’s spouse, a spouse’s siblings, aunts, uncles, nieces, and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

•	Redemptions from Retirement Plans or other employee benefit plans.

•	Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

•	Redemptions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

•	Redemptions from accounts for which no sales concession was paid to any broker-dealer or other financial intermediary at the time of sale.

•	Redemptions of Class A shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account’s value annually.

•	In the case of an IRA, to make distributions required under a divorce or separation agreement described in Section 71(b) of the Code.

B.	Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class A shares sold or issued in the following cases:

•	Shares sold to MassMutual or its affiliates.

•	Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with MassMutual or the Distributor for that purpose.

•	Shares issued in plans of reorganization to which the Fund is a party.

•	Shares sold to present or former officers, directors, trustees, or employees (and their “immediate families(1)”) of the Fund, MassMutual, and its affiliates.

•	Shares sold to a present or former portfolio manager of the Fund.

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Distribution Plans and Payments to Intermediaries

Shareholder and Distribution Fees.  Class Z, I, S, Y, and L shares of each Fund are purchased without a front-end sales charge. Therefore, 100% of an Investor’s money is invested in the Fund or Funds of its choice. Class Z, I, S, Y, and L shares do not have deferred sales charges or any Rule 12b-1 fees. Class A shares are sold at NAV per share plus an initial sales charge.

Distribution and Service (Rule 12b-1) Fees. The Funds have adopted Rule 12b-1 Plans for Class A shares of the Funds.

Under the Class A Rule 12b-1 Plans, each Fund is permitted to pay distribution and service fees at the annual rate of .25%, in the aggregate, of that Fund’s average daily net assets attributable to Class A shares. Distribution fees may be paid to broker-dealers or other financial intermediaries for providing services in connection with the distribution and marketing of Class A shares and for related expenses. Service fees may be paid to broker-dealers or other financial intermediaries for providing personal services to Class A shareholders and/or maintaining Class A shareholder accounts and for related expenses. Payments under the Class A Rule 12b-1 Plans will be made to the Distributor, who forwards any service fees to MassMutual. MassMutual and the Distributor may retain a portion of these fees, or may pay the full amount to broker-dealers or other intermediaries. MassMutual may pay any Class A Rule 12b-1 service fees to broker-dealers or other financial intermediaries in advance for the first year after the shares are sold. After the shares have been held for a year, MassMutual will pay the service fees on a quarterly basis.

Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the costs of your investment in the Class A shares and may cost you more than other types of sales charges.

Compensation to Intermediaries

The Distributor may directly, or through MassMutual, pay a sales concession of up to 1.00% of the purchase price of Class A and Class L shares to broker-dealers or other financial intermediaries from its own resources at the time of sale. However, the total amount paid to broker-dealers or other financial intermediaries at the time of sale of Class A shares, including any advance of Rule 12b-1 service fees by

MassMutual, may not be more than 1.00% of the purchase price. In addition, MassMutual may directly, or through the Distributor, pay up to .35% of the amount invested to intermediaries who provide services on behalf of Class Z, Class I, Class S, Class Y, Class L, or Class A shares. This compensation is paid by MassMutual from its own assets. The payments on account of Class Z, Class I, Class S, Class Y, Class L, or Class A shares will be based on criteria established by MassMutual. In the event that amounts paid by the Funds to MassMutual as administrative or management fees are deemed indirect financing of distribution or servicing costs for Class Z, Class I, Class S, Class Y, or Class L shares, the Funds have adopted distribution and servicing plans (i.e., Rule 12b-1 Plans) authorizing such payments. No additional fees are paid by the Funds under these plans. Compensation paid by the Funds to broker-dealers or other intermediaries for providing services on account of Class A shares is described above under “Distribution and Service (Rule 12b-1) Fees.” Annual compensation paid on account of Class Z, Class I, Class S, Class Y, Class L, or Class A shares will be paid quarterly, in arrears.

MassMutual may also make payments, out of its own assets, to intermediaries, including broker-dealers, insurance agents, and other service providers, that relate to the sale of shares of the Funds or certain of MassMutual’s variable annuity contracts for which the Funds are underlying investment options.

This compensation may take the form of:

•	Payments to administrative service providers that provide enrollment, recordkeeping, and other services to pension plans;

•	Cash and non-cash benefits, such as bonuses and allowances or prizes and awards, for certain broker-dealers, administrative service providers, and MassMutual insurance agents;

•	Payments to intermediaries for, among other things, training of sales personnel, conference support, marketing, or other services provided to promote awareness of MassMutual’s products;

•	Payments to broker-dealers and other intermediaries that enter into agreements providing the Distributor with access to representatives of those firms or with other marketing or administrative services; and

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•	Payments under agreements with MassMutual not directly related to the sale of specific variable annuity contracts or the Funds, such as educational seminars and training or pricing services.

These compensation arrangements are not offered to all intermediaries and the terms of the arrangements may differ among intermediaries. These arrangements may provide an intermediary with an incentive to recommend one mutual fund over another, one share class over another, or one insurance or annuity contract over another. You may want to take these compensation arrangements into account when evaluating any recommendations regarding the Funds or any contract using the Funds as investment options. You may contact your intermediary to find out more information about the compensation they may receive in connection with your investment.

Buying, Redeeming, and Exchanging Shares

The Funds sell their shares at a price equal to their NAV plus any initial sales charge that applies (see “Determining Net Asset Value” below). The Funds have authorized one or more broker-dealers or other intermediaries to receive purchase orders on their behalf. Such broker-dealers or other intermediaries may themselves designate other intermediaries to receive purchase orders on the Funds’ behalf. Your purchase order will be priced at the next NAV calculated after the order is received in good form by the transfer agent, MassMutual, such a broker-dealer, or another intermediary authorized for this purpose. If you purchase shares through a broker-dealer or other intermediary, then, in order for your purchase to be based on a Fund’s next determined NAV, the broker-dealer or other intermediary must receive your request before the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time), and the broker-dealer or other intermediary must subsequently communicate the request properly to the Funds. Shares purchased through a broker-dealer or other intermediary may be subject to transaction and/or other fees. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order and can suspend purchases if it is in their best interest.

The Funds have authorized one or more broker-dealers or other intermediaries to receive redemption requests on their behalf. Such broker-dealers or other intermediaries may themselves designate other intermediaries to receive redemption requests on the Funds’ behalf. The Funds redeem their shares at their next NAV computed after your redemption request is received by the transfer agent, MassMutual, such a broker-dealer, or another intermediary. If you redeem shares through a broker-dealer or other intermediary, then, in order for your redemption price to be based on a Fund’s next determined NAV, the broker-dealer or other intermediary must receive your request before the close of regular trading on the NYSE, and the broker-dealer or other intermediary must subsequently communicate the request properly to the Funds. Shares redeemed through a broker-dealer or other intermediary may be subject to transaction and/or other fees. You will usually receive payment for your shares within 7 days after your redemption request is received in good form. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

You can exchange shares of one Fund for the same class of shares of another Fund. An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual, a broker-dealer, or another intermediary authorized for this purpose. Exchange requests involving a purchase into any Fund, however, will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 60 days. If you place an order to exchange shares of one Fund for another through a broker-dealer or other intermediary then, in order for your exchange to be effected based on the Funds’ next determined NAVs, the broker-dealer or other intermediary must receive your request before the close of regular trading on the NYSE, and the broker-dealer or other intermediary must subsequently communicate the request properly to the Funds.

Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations.

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The Funds may limit, restrict, or refuse exchange purchases, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy; or

•	the Fund would be unable to invest the funds effectively based on its investment objectives and policies or if the Fund would be adversely affected.

The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption, or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday, and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

How to Invest

When you buy shares of a Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell, and exchange orders. Purchase orders must be accompanied by sufficient funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell, or exchange orders in “good form” as described in your agreement.

Cost Basis Reporting

In the case of individuals holding shares in a Fund directly, upon the redemption or exchange of shares in a Fund, the Fund or, if a shareholder purchased shares through a financial intermediary, the financial intermediary generally will be required to provide the shareholder and the Internal Revenue Service (“IRS”) with cost basis and certain other related tax information about the Fund shares redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please contact the Funds by calling 1-888-309-3539 or consult your financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax adviser to determine which available cost basis method is best for you.

Frequent Trading Policies

Purchases and exchanges of shares of the Funds should be made for investment purposes only. The Funds discourage, and do not accommodate, excessive trading and/or market timing activity. Excessive trading and/or market timing activity involving the Funds can disrupt the management of the Funds. These disruptions can result in increased expenses and can have an adverse effect on fund performance.

MassMutual has adopted policies and procedures to help identify those individuals or entities MassMutual determines may be engaging in excessive trading and/or market timing trading activities. MassMutual monitors trading activity to enforce these procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection.

Therefore, despite MassMutual’s efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MassMutual will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.

The monitoring process involves scrutinizing transactions in fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Trading activity identified by either, or a combination, of these factors, or as a result of any other information actually available at the time, will be evaluated to determine whether such activity might constitute excessive trading and/or market timing activity. When trading activity is determined by a Fund or MassMutual, in their sole

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discretion, to be excessive in nature, certain account-related privileges, such as the ability to place purchase, redemption, and exchange orders over the internet, may be suspended for such account.

Certain Omnibus Accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and other financial intermediaries such as broker-dealers, advisers, and third-party administrators. If you hold your Fund shares through a non-MassMutual omnibus account, that financial intermediary may impose its own restrictions or limitations to discourage excessive trading and/or market timing activity. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply. While the Funds and MassMutual encourage those financial intermediaries to apply the Funds’ policies to their customers who invest indirectly in the Funds, the Funds and MassMutual may need to rely on those intermediaries to monitor trading in good faith in accordance with its or the Funds’ policies, since individual trades in omnibus accounts are often not disclosed to the Funds. While the Funds will generally monitor trading activity at the omnibus account level to attempt to identify excessive trading and/or market timing activity, reliance on intermediaries increases the risk that excessive trading and/or market timing activity may go undetected. If evidence of possible excessive trading and/or market timing activity is observed by the Funds, the financial intermediary that is the registered owner will be asked to review the account activity, and to confirm to the Funds that appropriate action has been taken to limit any excessive trading and/or market timing activity.

Determining Net Asset Value

The NAV of each Fund’s shares is determined once daily as of the close of regular trading on the NYSE, on each Business Day. A “Business Day” is every day the NYSE is open. The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. The NYSE currently is not open for trading on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each Fund calculates the NAV of each of its classes of shares by dividing the total value of the assets attributable to that class, less the liabilities attributable to that class, by the number of shares of that class that are outstanding.

Equity securities and derivative contracts that are actively traded on a national securities exchange are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each Business Day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of

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techniques, including simulation models depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee in accordance with procedures approved by the Trustees, and under the general oversight of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next Business Day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values, that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each Business Day.

The Funds’ valuation methods are also described in the SAI.

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Taxation and Distributions

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gains that are distributed in a timely manner to its shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders. In addition, a Fund that fails to distribute at least 98% of its ordinary income for a calendar year plus 98.2% of its capital gain net income recognized during the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects) plus any retained amount from the prior year generally will be subject to a non-deductible 4% excise tax on the undistributed amount.

Certain investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or in connection with a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local, and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities invested in shares of a Fund.

Investors are generally subject to Federal income taxes on distributions received in respect of their shares. Distributions are taxed to investors in the manner described herein whether distributed in cash or additional shares. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than by how long the shareholder held the shares. Distributions of a Fund’s ordinary income and short-term capital gains (i.e., gains from capital assets held for one year or less) are taxable to a shareholder as ordinary income. Certain dividends may be eligible for the dividends-received deduction for corporate shareholders to the extent they are reported as such. Dividends reported as capital gain dividends (relating to gains from the sale of capital assets held by a Fund for more than one year) are taxable as long-term capital gains in the hands of an investor. For taxable years beginning before January 1, 2013, distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided that holding period and other requirements are met at both the shareholder and Fund level. Long-term capital gain rates applicable to individuals have been reduced, in general to 15%, with a 0% rate applying to taxpayers in the 10% and 15% rate brackets, for taxable years beginning before January 1, 2013. It is currently unclear whether the special tax treatment of qualified dividend income and the long-term capital gain rate reduction will be extended for taxable years beginning on or after January 1, 2013.

Effective for taxable years beginning on or after January 1, 2013, the “net investment income” of individuals, estates, and trusts will be subject to a new 3.8% Medicare contribution tax, to the extent such income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends, and net capital gains recognized on the sale, redemption, or exchange of shares of a Fund. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in a Fund.

The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends, and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the price paid by the shareholder for his or her shares.

Each Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments). Each Fund also intends to distribute substantially all of its net realized long- and short-term capital gains, if any, after giving effect to any available capital loss carryovers. For each Fund, distributions, if any, are declared and paid

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at least annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s NAV on the first Business Day after the record date for the distribution, at the option of the shareholder.

Any gain resulting from an exchange or redemption of an investor’s shares in a Fund will generally be subject to tax as long-term or short-term capital gain. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains dividends received with respect to such shares.

A Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds other than the MSCI EAFE International Index Fund generally will not be entitled to claim a credit or deduction with respect to such foreign taxes. The MSCI EAFE International Index Fund may be able to elect to “pass through” to its shareholders foreign income taxes that it pays. If the MSCI EAFE International Index Fund makes this election, a shareholder of the Fund must include its share of those taxes in gross income as a distribution from the Fund and the shareholder will be allowed to claim a credit (or a deduction, if the shareholder itemizes deductions) for such amounts on its federal tax return subject to certain limitations.

In addition, a Fund’s investments in foreign securities (including fixed income securities and derivatives) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing, amount, or character of the Fund’s distributions.

Certain of a Fund’s investments, including certain debt instruments, could cause the Fund to recognize taxable income in excess of the cash generated by such investments; a Fund could be required to liquidate other investments, including when not otherwise advantageous to do so, in order to make required distributions.

Dividends (other than capital gain dividends) paid by a Fund to a person who is not a “United States person” within the meaning of the Code (a “foreign person”) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Effective for taxable years of a Fund beginning before January 1, 2012, a Fund generally was not required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions were properly reported as such by the Fund. The Funds generally did not report the portion of their distributions that would have qualified as interest-related or short-term capital gain dividends. Capital gain dividends generally will not be subject to withholding.

The discussion above is very general. Shareholders should consult their tax advisers for more information about the effect that an investment in a Fund could have on their own tax situations, including possible federal, state, local, and foreign taxes. Also, as noted above, this discussion does not apply to Fund shares held through tax-exempt retirement plans.

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Performance for Similar Accounts

Similar account performance for NTI is provided solely to illustrate NTI’s performance in managing portfolios with investment objectives, policies, and investment strategies substantially similar to the Funds. Each Fund’s performance would have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar account performance is not indicative of future rates of return. Prior performance of NTI is no indication of future performance of the Funds. In addition, as applicable, the private account portfolios are not registered with the SEC and therefore are not subject to the limitations, diversification requirements, and other restrictions to which the Funds, as registered mutual funds, are subject. The performance of the private accounts may have been adversely affected if they had been registered with the SEC.

MM S&P Mid Cap Index Fund

NTI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by NTI for all accounts with investment objectives, policies, and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund.

Highest Quarter:	3Q ‘09,	19.97%	Lowest Quarter:	4Q ‘08,	–25.61%

NTI Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2011)

The table compares NTI’s investment results for all accounts with investment objectives, policies, and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Northern Trust Global Investments Composite
Class Z*	–1.91%	3.19%	6.91%
Class I*	–2.01%	3.09%	6.80%
Class S*	–2.15%	2.94%	6.65%
Class Y*	–2.25%	2.83%	6.54%
Class L*	–2.40%	2.68%	6.38%
Class A*	–8.15%	1.32%	5.60%

S&P MidCap 400 Index (reflects no deductions for fees, expenses, or taxes)	–1.72%	3.32%	7.03%

* Performance shown is a composite of all portfolios with a minimum value of $100 million managed by NTI and, for periods prior to January 31, 2003, its predecessor, Deutsche Bank AG, with substantially similar investment objectives, policies, and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted (but not so as to increase a portfolio’s performance) to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class Z expenses. The composite performance is provided solely to illustrate NTI’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund is subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of NTI is not indicative of future performance of the Fund.

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MM Russell 2000 Small Cap Index Fund

NTI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by NTI for all accounts with investment objectives, policies, and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund.

Highest Quarter:	2Q ‘03,	23.32%	Lowest Quarter:	4Q ‘08,	–26.07%

NTI Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2011)

The table compares NTI’s investment results for all accounts with investment objectives, policies, and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Northern Trust Global Investments Composite
Class Z*	–4.23%	0.10%	5.51%
Class I*	–4.33%	0.00%	5.40%
Class S*	–4.47%	–0.15%	5.25%
Class Y*	–4.57%	–0.25%	5.14%
Class L*	–4.71%	–0.40%	4.98%
Class A*	–10.32%	–1.72%	4.21%

Russell 2000 Index (reflects no deductions for fees, expenses, or taxes)	–4.17%	0.15%	5.62%

* Performance shown is a composite of all portfolios with a minimum value of $100 million managed by NTI and, for periods prior to January 31, 2003, its predecessor, Deutsche Bank AG, with substantially similar investment objectives, policies, and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted (but not so as to increase a portfolio’s performance) to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class Z expenses. The composite performance is provided solely to illustrate NTI’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund is subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of NTI is not indicative of future performance of the Fund.

MM MSCI EAFE International Index Fund

NTI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by NTI for all accounts with investment objectives, policies, and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund.

Highest Quarter:	2Q ‘09,	25.64%	Lowest Quarter:	3Q ‘08,	–20.66%

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NTI Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2011)

The table compares NTI’s investment results for all accounts with investment objectives, policies, and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Northern Trust Global Investments Composite
Class Z*	–12.07%	–4.61%	4.74%
Class I*	–12.16%	–4.70%	4.63%
Class S*	–12.29%	–4.85%	4.48%
Class Y*	–12.38%	–4.94%	4.37%
Class L*	–12.51%	–5.09%	4.22%
Class A*	–17.66%	–6.34%	3.45%

MSCI EAFE Index (reflects no deductions for fees or expenses)	–12.14%	–4.72%	4.67%

* Performance shown is a composite of all portfolios with a minimum value of $200 million managed by NTI and, for periods prior to January 31, 2003, its predecessor, Deutsche Bank AG, with substantially similar investment objectives, policies, and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted (but not so as to increase a portfolio’s performance) to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class Z expenses. The composite performance is provided solely to illustrate NTI’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund is subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of NTI is not indicative of future performance of the Fund.

–  38  –

Index Descriptions

The MSCI EAFE Index is a widely recognized, unmanaged index representative of equity securities in developed markets, excluding the U.S. and Canada. The Index does not reflect any deduction for fees or expenses and cannot be purchased directly by investors.

The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.

The S&P MidCap 400 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.

–  39  –

MASSMUTUAL SELECT FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports, when they become available, and the SAI. You may obtain free copies of this information from the Funds or from the SEC using one or more of the methods set forth below. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Select Funds:  You may request information about the Funds free of charge (including the Annual/Semiannual Reports, when they become available, and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Select Funds, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing. You may also obtain copies of the Annual/Semiannual Reports and the SAI free of charge at http://www.massmutual.com/funds.

From the SEC:  You may review and copy information about the Funds (including the Annual/ Semiannual Reports, when they become available, and the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-551-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-8274.

MASSMUTUAL SELECT FUNDS

1295 State Street

Springfield, Massachusetts 01111

STATEMENT OF ADDITIONAL INFORMATION

THIS STATEMENT OF ADDITIONAL INFORMATION (“SAI”) IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF MASSMUTUAL SELECT FUNDS (THE “TRUST”) DATED JULY 25, 2012, AS AMENDED FROM TIME TO TIME (THE “PROSPECTUS”). TO OBTAIN A PROSPECTUS, CALL TOLL-FREE 1-888-309-3539, OR WRITE THE TRUST AT THE ABOVE ADDRESS.

This SAI relates to the following Funds:

Fund Name	Class Z	Class I	Class S	Class Y	Class L	Class A
MM S&P® Mid Cap Index Fund	MDKZX	MDKIX	MDKSX	MDKYX	MDKLX	MDKAX
MM Russell 2000® Small Cap Index Fund	MCJZX	MCJIX	MCJSX	MCJYX	MCJLX	MCJAX
MM MSCI EAFE® International Index Fund	MKRZX	MKRIX	MKRSX	MKRYX	MKRLX	MKRAX

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this SAI or in the related Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representation must not be relied upon as having been authorized by the Trust or MML Distributors, LLC (the “Distributor”). This SAI and the related Prospectus do not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

Dated July 25, 2012

GENERAL INFORMATION

MassMutual Select Funds (the “Trust”) is a professionally managed, open-end investment company. This Statement of Additional Information (“SAI”) describes the following three diversified series of the Trust: (1) MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”), (2) MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”), and (3) MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”) (each individually referred to as a “Fund” or collectively as the “Funds”). Currently, the Trustees have authorized a total of 36 separate series. Additional series may be created by the Trustees from time-to-time.

The Trust is organized under the laws of The Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time (the “Declaration of Trust”). The investment adviser for each of the Funds is Massachusetts Mutual Life Insurance Company (“MassMutual”). The subadviser for each of the Funds is Northern Trust Investments, Inc. (“NTI”), located at 50 South LaSalle Street, Chicago, Illinois 60603.

ADDITIONAL INVESTMENT POLICIES

Each Fund has a distinct investment objective which it pursues through separate investment policies, as described in the Prospectus and below. The fundamental investment policies and fundamental investment restrictions of a Fund may not be changed without the vote of a majority of that Fund’s outstanding voting securities (which, under the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules thereunder and as used in this SAI and in the Prospectus, means the lesser of (l) 67% of the shares of that Fund present at a meeting if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of that Fund). The Board of Trustees of the Trust (the “Board”) may adopt new or amend or delete existing non-fundamental investment policies and restrictions without shareholder approval. There is no guarantee that any Fund will achieve its investment objective.

Unless otherwise specified, each Fund may engage in the investment practices and techniques described below to the extent consistent with such Fund’s investment objective and fundamental investment restrictions. Not all Funds necessarily will utilize all or any of these practices and techniques at any one time or at all. Investment policies and restrictions described below are non-fundamental and may be changed by the Trustees without shareholder approval, unless otherwise noted. For a description of the ratings of corporate debt securities and money market instruments in which the various Funds may invest, reference should be made to the Appendix.

Tracking Error.    There are several reasons why the performance of each Fund may not track its respective Index exactly. Unlike the Indexes, the Funds incur administrative expenses and transaction costs in trading stocks. In addition, the composition of the Indexes and each Fund’s portfolio may occasionally diverge. Furthermore, the timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash for the Funds. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause a Fund’s performance to deviate from the “fully invested” Index. The Funds’ subadviser, NTI, seeks a correlation of 95% or better between the performance of each Fund, before expenses, and its respective Index. A figure of 100% would indicate perfect correlation.

Disclaimers.    The S&P Mid Cap Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s Financial Services LLC (“S&P” or “Standard & Poor’s”), its affiliates or its third party licensors. Neither S&P, its affiliates nor their third party licensors make any representation or warranty, express or implied, to the owners of the S&P Mid Cap Index Fund or any member of the public regarding the advisability of investing in securities generally or in the S&P Mid Cap Index Fund particularly or the ability of the S&P MidCap 400 Index (the “Index”) to track general market performance. S&P’s and its third party licensors’ only relationship to the S&P Mid Cap Index Fund is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P, its affiliates and/or their third party licensors. The Index is determined, composed, and calculated by S&P or its third party licensors without regard to the S&P Mid Cap Index Fund. S&P and its third party licensors have no obligation to take the needs of the S&P Mid Cap Index Fund or the owners of the S&P Mid Cap Index Fund into consideration in determining, composing, or calculating the Index. Neither S&P nor its third party licensors are responsible for and has not participated in the determination of the prices and amount of the S&P Mid Cap Index Fund or the timing of the issuance or sale of the S&P Mid Cap Index Fund or in the determination or calculation of the equation by which the S&P Mid Cap Index Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the S&P Mid Cap Index Fund.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE TRADEMARKS, SERVICE MARKS, TRADE NAMES, THE INDEX, AND/OR ANY DATA INCLUDED IN THE INDEX. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

THE MSCI EAFE INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY MASSMUTUAL. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS

FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THIS FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS FUND OR THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Asset-Based Securities

A Fund may invest in debt, preferred, or convertible securities, the principal amount, redemption terms, or conversion terms of which are related to the market price of some natural resource asset such as gold bullion. These securities are referred to as “asset-based securities.” If an asset-based security is backed by a bank letter of credit or other similar facility, the investment adviser or subadviser may take such backing into account in determining the creditworthiness of the issuer. While the market prices for an asset-based security and the related natural resource asset generally are expected to move in the same direction, there may not be perfect correlation in the two price movements. Asset-based securities may not be secured by a security interest in or claim on the underlying natural resource asset. The asset-based securities in which a Fund may invest may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Certain asset-based securities may be payable at maturity in cash at the stated principal amount or, at the option of the holder, directly in a stated amount of the asset to which it is related. In such instance, because no Fund presently intends to invest directly in natural resource assets, a Fund would sell the asset-based security in the secondary market, to the extent one exists, prior to maturity if the value of the stated amount of the asset exceeds the stated principal amount and thereby realize the appreciation in the underlying asset. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”), may limit the Funds’ ability to invest in certain natural resource-based securities.

Bank Capital Securities

Certain of the Funds may invest in bank capital securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. Many bank capital securities are commonly thought of as hybrids of debt and preferred stock. Some bank capital securities are perpetual (with no maturity date), callable, and have a cumulative interest deferral feature. This means that under certain conditions, the issuer bank can withhold payment of interest until a later date, likely increasing the credit and interest rate risks of an investment in those securities.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. In such cases, the agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. A Fund will generally rely on the agent to receive and forward to the Fund its portion of the principal and interest payments on the loan. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund.

A Fund may invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. (There may be one or more assignors prior in time to the Fund.) If a Fund acquires a participation in the loan made by a third party loan investor, the Fund typically will have a contractual relationship only with the loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In connection with participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other loan investors through set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the loan in which it has purchased the participation. As a result, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation. In the event of the insolvency of the loan investor selling a participation, a Fund may be treated as a general creditor of such loan investor. In addition, because loan participations are not generally rated by independent credit rating agencies, a decision by a Fund to invest in a particular loan participation will depend almost exclusively on its investment adviser’s or subadviser’s credit analysis of the borrower.

Loans in which a Fund may invest are subject generally to the same risks as debt securities in which the Fund may invest. In addition, loans in which a Fund may invest, including bridge loans, are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities, including bridge loans. A significant portion of the loans purchased by a Fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as “leveraged buy-out” transactions, leveraged recapitalization loans, and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions.

Loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loans in secondary markets. As a result, a Fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value.

Certain of the loans acquired by a Fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. A Fund may be required to fund such advances at times and in circumstances where the Fund might not otherwise choose to make a loan to the borrower.

The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, a Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. If a secured loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. A bankruptcy or restructuring can result in the loan being converted to an equity ownership interest in the borrower. In addition, under legal theories of lender liability, a Fund potentially might be held liable as a co-lender.

Banking Relationships

NTI and its affiliates, including its parent Northern Trust Corporation, deal, trade, and invest for their own account in the types of securities in which the Funds may invest and may have deposit, loan, and commercial banking relationships with the issuers of securities purchased by the Funds.

Borrowings

A Fund is required at all times to maintain its assets at a level at least three times the amount of all of its borrowings (the “300% asset coverage test”). Borrowings for this purpose include obligations under any futures contract on a debt obligation. The SEC has taken the position that certain transactions, such as entering into reverse repurchase agreements, engaging in dollar roll transactions, selling securities short (other than short sales “against-the-box”), buying and selling certain derivatives (such as future contracts), and selling (or writing) put and call options, and other trading practices that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing can be viewed as borrowing by the fund for purposes of the 1940 Act. A borrowing transaction (including, without limitation, a reverse repurchase agreement transaction) will not be considered to constitute the issuance of a “senior security” by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund (1) maintains an offsetting financial position; (2) segregates liquid assets equal (as determined on a daily mark-to-market basis) in value to the fund’s potential economic exposure under the borrowing transaction; or (3) otherwise “covers” the transaction in accordance with SEC guidance. Any borrowings that come to exceed the 300% asset coverage requirement will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with this requirement.

Cash Positions

A Fund may hold any portion of its assets in cash or cash equivalents at any time or for an extended time. A Fund’s investment adviser or subadviser will determine the amount of the Fund’s assets to be held in cash or cash equivalents at its sole discretion, based on such factors as it may consider appropriate under the circumstances. A Fund may hold a portion of its assets in cash, for example, in order to provide for expenses or anticipated redemption payments or for temporary defensive purposes. A Fund may also hold a portion of its assets in cash as part of the Fund’s investment program or asset allocation strategy, in amounts considered appropriate by the Fund’s investment adviser or subadviser. To the extent a Fund holds assets in cash and otherwise uninvested, the ability of the Fund to meet its objective may be limited.

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stocks may be purchased where the issuer has omitted, or is in the danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation.

Concentration Policy

For purposes of each Fund’s concentration limitation as disclosed in this SAI, the Funds apply such policy to direct investments in the securities of issuers in a particular industry, as determined by a Fund’s investment adviser or subadviser. A Fund’s investment adviser or subadviser may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by the investment adviser or subadviser does not assign a classification or the investment adviser or subadviser, in consultation with the Fund’s Chief Compliance Officer, determines that another industry or sector classification is more appropriate.

Convertible Securities

The Funds may invest in debt or preferred equity securities convertible into, or exchangeable for, common stock at a stated price or rate. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Convertible securities are subject to the risks of debt and equity securities.

Derivatives

General.    Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price.

A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Derivative products can be highly specialized instruments that may require investment techniques and risk analyses different from those associated with stocks and bonds. Derivatives are subject to a number of risks, such as potential changes in value in response to interest rate changes or other market developments or as a result of the counterparty’s credit quality and the risk that a derivative transaction may not have the effect a Fund’s investment adviser or subadviser anticipated. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, or index. Derivative transactions can create investment leverage and may be highly volatile. When a Fund invests in a derivative instrument, it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Many derivative transactions are entered into “over the counter” (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of the Fund’s counterparty to perform its obligations under the transaction. A Fund may be required to segregate certain of its assets on the books of its custodian with respect to derivatives transactions entered into by the Fund. A liquid secondary market may not always exist for a Fund’s derivative positions at any time. Use of derivatives may increase the amount and timing of taxes payable by shareholders. Although the use of derivatives is intended to enhance a Fund’s performance, it may instead reduce returns and increase volatility.

A Fund may enter into cleared derivatives transactions. Certain clearinghouses currently offer clearing for a limited number of types of derivatives transactions, including principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty (although the Fund is subject to the credit risk of the clearinghouse). Under the Dodd-Frank Act, many other types of derivatives transactions will be required to be cleared in the future. It is expected that market participants will experience new and/or additional regulations, requirements, compliance burdens, and associated costs in connection with cleared derivatives. In connection with cleared derivatives transactions, a Fund will likely be required to comply with margin requirements meeting minimum levels set by clearing organizations, and may be required to reserve against its liabilities. The margin required by a clearinghouse may be greater than the margin a Fund would be required to post in an uncleared transaction. New position limits (which may apply to all clients of an investment adviser or subadviser collectively and to both cleared and uncleared transactions) may limit the ability of a Fund to enter into derivatives transactions. The clearing requirement will likely increase the cost of a Fund’s derivatives transactions and may limit the availability to a Fund of derivatives contracts that it might otherwise wish to use. Because the clearing requirement is new and related regulations are still under development, it is not possible to predict with accuracy the effect of the clearing requirement on Fund’s operations.

No Fund has the obligation to enter into derivatives transactions at any time or under any circumstances. In addition, nothing in this SAI is intended to limit in any way any purpose for which a Fund may enter into any type of derivatives transaction; a Fund may use derivatives transactions for hedging purposes or generally for purposes of enhancing its investment return.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes—for example, a Fund may take a long or short position with respect to a foreign currency in which none of the Fund’s assets or liabilities are denominated, or a position in excess of the amount of any such assets or liabilities, in order to take advantage of anticipated changes in the relative values of those currencies. There can be no assurance that appropriate foreign currency transactions will be available for a Fund at any time or that a Fund will enter into such transactions at any time or under any circumstances even if appropriate transactions are available to it. A Fund may purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate in connection with transaction hedging. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”) and purchase and sell foreign currency futures contracts. (Foreign currency futures contracts are similar to financial futures contracts, except that they typically contemplate the delivery of foreign currencies; see “Financial Futures Contracts,” below.) A Fund may also purchase or sell options on foreign currencies or options on foreign currency futures contracts.

A Fund may engage in both “transaction hedging” and “position hedging.” When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. A Fund may engage in transaction hedging when it desires to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund may attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by the Fund are denominated or are quoted in their principal trading markets or an increase in the value of currency for securities which the Fund expects to purchase. The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of a Fund’s portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of a Fund if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver. To offset some of the costs of hedging against fluctuations in currency exchange rates, a Fund may write call options on those currencies.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that a Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

A Fund may also enter into foreign currency transactions to adjust generally the exposure of its portfolio to various foreign currencies. For example, a Fund with a large exposure to securities denominated in euros might want to continue to hold those securities, but to trade its exposure to the euro to exposure to, say, the Japanese Yen. In that case, the Fund might take a short position in the euro and a long position in the Yen. A Fund may also use foreign currency transactions to hedge the value of the Fund’s portfolio against the Fund’s benchmark index.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts, and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts, and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last-sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market.

Currency Forward and Futures Contracts.    A foreign currency forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks)

and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the “CFTC”), such as the New York Mercantile Exchange.

Foreign currency forward contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract (or, if the forward contract is a non-deliverable forward contract, settle the contract on a net basis with the counterparty) or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange and a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although a Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

Foreign Currency Options.    Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when an investment adviser or subadviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security.

Foreign Currency Conversion.    Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

Foreign Currency Swap Agreements.    A Fund may invest in currency swaps to protect against adverse changes in exchange rates between the U.S. dollar and other currencies or as a means of making indirect investments in foreign currencies. Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies in amounts determined pursuant to the terms of the swap agreement. (See “Swap Agreements and Options on Swap Agreements,” below.)

Financial Futures Contracts

A Fund may enter into futures contracts, including interest rate futures contracts, securities index futures contracts, and futures contracts on fixed income securities (collectively referred to as “financial futures contracts”).

A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price.

A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash.

The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor’s 100 Stock Index (the “S&P 100 Index”) is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange (the “NYSE”). The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a stock index futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a stock index futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

Positions in financial futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

There are special risks associated with entering into financial futures contracts. The skills needed to use financial futures contracts effectively are different from those needed to select a Fund’s investments. There may be an imperfect correlation between the price movements of financial futures contracts and the price movements of the securities in which a Fund invests. There is also a risk that a Fund will be unable to close a position in a financial futures contract when desired because there is no liquid secondary market for it.

The risk of loss in trading financial futures contracts can be substantial due to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. Relatively small price movements in a financial futures contract could have an immediate and substantial impact, which may be favorable or unfavorable to a Fund. It is possible for a price-related loss to exceed the amount of a Fund’s margin deposit.

Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities at expiration, in most cases the contractual commitment is closed out before expiration. The offsetting of a contractual obligation is accomplished by purchasing (or selling as the case may be) on a commodities or futures exchange an identical financial futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. A Fund will incur brokerage fees when it purchases or sells financial futures contracts, and will be required to maintain margin deposits. If a liquid secondary market does not exist when a Fund wishes to close out a financial futures contract, it will not be able to do so and will continue to be required to make daily cash payments of variation margin in the event of adverse price movements.

Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”) and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

Margin Payments.    When a Fund purchases or sells a financial futures contract, it is required to deposit with the broker an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the financial futures contract. This amount is known as “initial margin.” The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

Subsequent payments to and from the broker occur on a daily basis in a process known as “marking to market.” These payments are called “variation margin” and are made as the value of the underlying financial futures contract fluctuates. For example, when a Fund sells an index futures contract and the price of the underlying index rises above the delivery price, the Fund’s position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the index futures contract and the value of the index underlying the index futures contract. Conversely, if the price of the underlying index falls below the delivery price of the contract, the Fund’s futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the index futures contract and the value of the index underlying the index futures contract.

When a Fund terminates a position in a financial futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Options on Financial Futures Contracts.    A Fund may purchase and write call and put options on financial futures contracts. An option on a financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a financial futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder’s option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Special Risks of Transactions in Financial Futures Contracts and Related Options.    Financial futures contracts entail risks. The risks associated with purchasing and writing put and call options on financial futures contracts can be influenced by the market for financial futures contracts. An increase in the market value of a financial futures contract on which the Fund has written an option may cause the option to be exercised. In this situation, the benefit to a Fund would be limited to the value of the exercise price of the option and, if a Fund closes out the option, the cost of entering into the offsetting transaction could exceed the premium the Fund initially received for writing the option. In addition, a Fund’s ability to enter into an offsetting transaction depends upon the market’s demand for such financial futures contracts. If a purchased option expires unexercised, a Fund would realize a loss in the amount of the premium paid for the option.

If an investment adviser’s or subadviser’s judgment about the general direction of interest rates or markets is wrong, the overall performance may be poorer than if no financial futures contracts had been entered into.

Liquidity risks.    Positions in financial futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell financial futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a position in a financial futures contract at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures contracts are used to hedge portfolio securities, such securities will not generally be sold until the financial futures contracts can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures contracts.

The ability to establish and close out positions in options on financial futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that a Fund would have to exercise the options in order to realize any profit.

Hedging risks.    There are several risks in connection with the use by a Fund of financial futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the financial futures contracts and options and movements in the underlying securities or index or movements in the prices of a Fund’s securities which are the subject of a hedge.

Successful use of financial futures contracts and options by a Fund for hedging purposes is also subject to an investment adviser’s or subadviser’s ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on financial futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in the value of its portfolio securities. In addition, the prices of financial futures contracts, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close financial futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by an investment adviser or subadviser still may not result in a successful hedging transaction over a very short time period.

Other Risks.    A Fund will incur brokerage fees in connection with its transactions in financial futures contracts and related options. In addition, while financial futures contracts and options on financial futures contracts will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of financial futures contracts and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any financial futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the position in the financial futures contract and the portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Swap Agreements and Options on Swap Agreements

A Fund may engage in swap transactions, including interest rate swap agreements, credit default swaps, and total return swaps. A Fund may enter into swap transactions for any purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index). When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio (including to adjust the duration or credit quality of a Fund’s bond portfolio) or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

A Fund also may enter into credit default swap transactions. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the protection “buyer” in a credit default swap is obligated to pay the protection “seller” an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. A Fund may be either the buyer or seller in a credit default swap transaction. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position. Credit default swaps involve general market risks, illiquidity risk, counterparty risk, and credit risk.

A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a

Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps.

Whether a Fund’s use of swap agreements or swaptions will be successful will depend on the investment adviser’s or subadviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the Funds by the Code may limit the Funds’ ability to use swap agreements. The swap market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Because they are two party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that an investment adviser or subadviser will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If an investment adviser or subadviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

The U.S. Congress, various exchanges and regulatory and self-regulatory authorities have undertaken reviews of derivatives trading in recent periods. Among the actions that have been taken or proposed to be taken are new position limits and reporting requirements, new or more stringent daily price fluctuation limits for futures and options transactions, new or increased margin and reserve requirements for various types of derivatives transactions, and mandatory clearing, trading, and reporting requirements for many derivatives. Additional measures are under active consideration and as a result there may be further actions that adversely affect the regulation of instruments in which the Funds invest. It is possible that these or similar measures could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy. Limits or restrictions applicable to the counterparties with which the Funds engage in derivative transactions could also prevent the Funds from using these instruments.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call options.    A Fund may write call options on its securities to realize a greater current return through the receipt of premiums. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A Fund may write covered call options or uncovered call options. A call option is “covered” if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities. When a Fund has written an uncovered call option, the Fund will not necessarily hold securities offsetting the risk to the Fund. As a result, if the call option were exercised, the Fund might be required to purchase the security that is the subject of the call at the market price at the time of exercise. The Fund’s exposure on such an option is theoretically unlimited. There is also a risk, especially with less liquid preferred and debt securities, that the security may not be available for purchase.

A Fund will receive a premium from writing a call option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security.

In return for the premium received when it writes a covered call option, a Fund takes the risk during the life of the option that it will be required to deliver the underlying security at a price below the current market value of the security or, in the case of a covered call option, to give up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option.

In the case of a covered option, the Fund also retains the risk of loss should the price of the securities decline. If the covered option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund’s cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a covered call option, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a covered call option may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a covered call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Put options.    A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write covered or uncovered put options. A put option is “covered” if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

Purchasing put and call options.    A Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. If the Fund holds the security underlying the option, these costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

A Fund may also buy and sell combinations of put and call options on the same underlying security to earn additional income.

A Fund may purchase or sell “structured options,” which may comprise multiple option exposures within a single security. The risk and return characteristics of a structured option will vary depending on the nature of the underlying option exposures. The Fund may use such options for hedging purposes or as a substitute for direct investments in options or securities. The Fund’s use of structured options may create investment leverage.

Options on foreign securities.    A Fund may purchase and sell options on foreign securities if an investment adviser or subadviser believes that the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund’s investment objective. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the United States. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the United States.

Options on securities indices.    A Fund may write or purchase options on securities indices, subject to its general investment restrictions regarding options transactions. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash “exercise settlement amount.” This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed “index multiplier.”

In cases where a Fund uses index options for hedging purposes, price movements in securities which a Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of a securities index and, therefore, a Fund bears the risk of a loss on a securities index option which is not completely offset by movements in the price of such securities. Because securities index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on a specific security, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding underlying securities. A Fund may, however, cover call options written on a securities index by holding a mix of securities which substantially replicate the movement of the index or by holding a call option on the securities index with an exercise price no higher than the call option sold.

A Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. A Fund may also allow such options to expire unexercised.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

Risks involved in the sale of options.    The successful use of a Fund’s options strategies depends on the ability of an investment adviser or subadviser to forecast correctly interest rate and market movements. For example, if a Fund were to write a covered call option based on an investment adviser’s or subadviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on an investment adviser’s or subadviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when an investment adviser or subadviser deems it desirable to do so. There is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events—such as volume in excess of trading or clearing capability—were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, a Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. A Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option’s expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Exchanges have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Funds, an investment adviser or subadviser, and other clients of the investment adviser or subadviser may constitute such a group. These limits restrict a Fund’s ability to purchase or sell particular options.

Over-the-counter options.    A Fund may purchase or sell over-the-counter (“OTC”) options. OTC options are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. It may be difficult under certain circumstances to value OTC options.

Rights and Warrants to Purchase Securities; Index Warrants; International.    A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options. Rights and warrants typically do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant will likely, but will not necessarily, change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

Bonds issued with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities.

A Fund may also invest in equity-linked warrants. A Fund purchases equity-linked warrants from a broker, who in turn is expected to purchase shares in the local market. If the Fund exercises its warrant, the shares are expected to be sold and the warrant redeemed with the proceeds. Typically, each warrant represents one share of the underlying stock. Therefore, the price and performance of the warrant are directly linked to the underlying stock, less transaction costs. In addition to the market risk related to the underlying holdings, a Fund bears counterparty risk with respect to the issuing broker. There is currently no active trading market for equity-linked warrants, and they may be highly illiquid.

In addition to warrants on securities, a Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices (“index-linked warrants”). Index-linked warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index-linked warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an index-linked warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

A Fund using index-linked warrants would normally do so in a manner similar to its use of options on securities indices. The risks of a Fund’s use of index-linked warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index-linked warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, index-linked warrants may have longer terms than index options. Index-linked warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index-linked warrants may limit a Fund’s ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

Some Funds may make indirect investment in foreign equity securities, through international warrants, local access products, participation notes, or low exercise price warrants. International warrants are financial instruments issued by banks or other financial institutions, which may or may not be traded on a foreign exchange. International warrants are a form of derivative security that may give holders the right to buy or sell an underlying security or a basket of securities from or to the issuer for a particular price or may entitle holders to receive a cash payment relating to the value of the underlying security or basket of securities. International warrants are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be American style exercise, which means that they can be exercised at any time on or before the expiration date of the international warrant, or European style exercise, which means that they may be exercised only on the expiration date. International warrants have an exercise price, which is typically fixed when the warrants are issued.

Some Funds may invest in low exercise price warrants, which are warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a low exercise price warrant effectively pays the full value of the underlying common stock at the outset. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly. These warrants entail substantial credit risk, since the issuer of the warrant holds the purchase price of the warrant (approximately equal to the value of the underlying investment at the time of the warrant’s issue) for the life of the warrant.

The exercise or settlement date of the warrants and other instruments described above may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the instruments, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the warrants may become worthless, resulting in a total loss of the purchase price of the warrants.

Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or cash in lieu thereof. These instruments may also be subject to liquidity risk because there may be a limited secondary market for trading the warrants. They are also subject, like other investments in foreign securities, to foreign risk and currency risk.

Hybrid Instruments

Hybrid instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument. A Fund may use a hybrid instrument as a substitute for any type of derivative in which it might invest for any purpose.

A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively, “underlying assets”), or by another index, economic factor, or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, “benchmarks”). Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity.

The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful.

Hybrid instruments may be highly leveraged. Leverage risk occurs, for example, when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments would likely take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between a Fund and the issuer of the hybrid instrument, the instruments will not likely be fully tradeable. Hybrid instruments also may not be subject to regulation by the CFTC, the SEC, or any other governmental regulatory authority.

Structured Investments

A structured investment typically involves the buyout by a financial institution of one or more securities or other assets (the “underlying instruments”) with a specially created corporation or trust, which in turn issues one or more classes of securities (“structured securities”) backed by, or representing different interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will reflect that of the underlying instruments. Investments in a structured security may be subordinated to the right of payment of another class of securities. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities, and they may be highly illiquid and difficult to value. Because the purchase and sale of structured securities would likely take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between a Fund and the issuer of the structured securities, the creditworthiness of the counterparty of the issuer of the structured securities would be an additional risk factor the Fund would have to consider and monitor.

A Fund’s investment in structured products may be subject to limits under applicable law.

When-Issued, Delayed-Delivery, To-Be-Announced, Forward Commitment, and Standby Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, to-be-announced (“TBA”), or forward commitment transactions in order to lock in the purchase price of the underlying security or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

A Fund may also enter into standby commitment agreements, obligating the Fund, for a specified period, to buy a specified amount of a security at the option of the issuer, upon the issuance of the security. The price at which the Fund would purchase the security is set at the time of the agreement. In return for its promise to purchase the security, a Fund receives a commitment fee. The Fund receives this fee whether or not it is ultimately required to purchase the security. The securities subject to a standby commitment will not necessarily be issued, and, if they are issued, the value of the securities on the date of issuance may be significantly less than the price at which the Fund is required to purchase them.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage.

In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages. A Fund that engages in a dollar roll forgoes principal and interest paid on the sold securities during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Fund may benefit by investing the transaction proceeds during the roll period. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, the counterparty or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. A Fund’s use of the transaction proceeds may be restricted pending such decision. A Fund may enter into dollar roll transactions without limit up to the amount permitted under applicable law.

Exchange-Traded Funds (ETFs)

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs. As a shareholder in an ETF, Fund shareholders would indirectly pay a portion of that ETF’s expenses, including its advisory, administration, brokerage, shareholder servicing, and other expenses. At the same time a Fund would continue to pay its own management fees and other expenses. Investments in ETFs are subject to the limitations applicable to investments in other investment companies discussed below.

Exchange Traded Notes (ETNs)

ETNs are senior, unsecured, debt securities typically issued by financial institutions. An ETN’s return is typically based on the performance of a particular market index, and the value of the index may be impacted by market forces that affect the value of ETNs in unexpected ways. ETNs are similar to Structured Investments, except that they are typically listed on an exchange and traded in the secondary market. See “Structured Investments” in this SAI. The return on an ETN is based on the performance of the specified market index, and an investor may, at maturity, realize a negative return on the investment. ETNs typically do not make periodic interest payments and principal is not protected. The repayment of principal and any additional return due either at maturity or upon repurchase by the issuer depends on the issuer’s ability to pay, regardless of the performance of the underlying index. Accordingly, ETNs are subject to credit risk that the issuer will default or will be unable to make timely payments of principal. Certain events can impact an ETN issuer’s financial situation and ability to make timely payments to ETN holders, including economic, political, legal, or regulatory changes and natural disasters. Event risk is unpredictable and can significantly impact ETN holders.

The market value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand of the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer. The market value of an ETN may differ from the performance of the applicable market index and there may be times when an ETN trades at a premium or discount. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities underlying the market index that the ETN seeks to track. A change in the issuer’s credit rating may also impact the value of an ETN without regard to the level of the underlying market index. ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (“IRS”) will accept, or a court will uphold, how the Funds characterize and treat ETNs for tax purposes.

A Fund’s ability to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN. Some ETNs may be relatively illiquid and may therefore be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but their values may be highly volatile.

Fixed Income Securities

Certain of the debt securities in which the Funds may invest may not offer as high a yield as may be achieved from lower quality instruments having less safety. If a Fund disposes of an obligation prior to maturity, it may realize a loss or a gain. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. In addition, investments are subject to the ability of the issuer to make payment at maturity.

As discussed, a decline in prevailing levels of interest rates generally increases the value of debt securities in a Fund’s portfolio, while an increase in rates usually reduces the value of those securities. As a result, to the extent that a Fund invests in debt securities, interest rate fluctuations will affect its net asset value (“NAV”), but not the income it receives from its debt securities. In addition, if the debt securities contain call, prepayment, or redemption provisions, during a period of declining interest rates, those securities are likely to be redeemed, and a Fund would probably be unable to replace them with securities having as great a yield.

Investment in medium- or lower-grade debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt this market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations. Furthermore, medium- and lower-grade debt securities tend to be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

Foreign Securities

Each Fund may invest in foreign securities. Foreign securities include securities of foreign companies and foreign governments (or agencies or subdivisions thereof). If a Fund’s securities are held abroad, the countries in which such securities may be held and the sub-custodian holding them must be approved by the Board or its delegate under applicable rules adopted by the SEC. In buying foreign securities, each Fund may convert U.S. dollars into foreign currency.

The globalization and integration of the world economic system and related financial markets have made it increasingly difficult to define issuers geographically. Accordingly, the Funds intend to construe geographic terms such as “foreign,” “non-U.S.,” “European,” “Latin American,” “Asian,” and “emerging markets” in the manner that affords to the Funds the greatest flexibility in seeking to achieve the investment objective(s) of the relevant Fund. Specifically, unless otherwise stated, in circumstances where the investment objective and/or strategy is to invest (a) exclusively in “foreign securities,” “non-U.S. securities,” “European securities,” “Latin American securities,” “Asian securities,” or “emerging markets” (or similar directions) or (b) at least some percentage of the Fund’s assets in foreign securities, etc., the Fund will take the view that a security meets this description so long as the issuer of a security is tied economically to the particular country or geographic region indicated by words of the relevant investment objective and/or strategy (the “Relevant Language”). For these purposes the issuer of a security is deemed to have that tie if:

(i)  the issuer is organized under the laws of the country or a country within the geographic region suggested by the Relevant Language or maintains its principal place of business in that country or region; or

(ii)  the securities are traded principally in the country or region suggested by the Relevant Language; or

(iii)  the issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the country or region suggested by the Relevant Language or has at least 50% of its assets in that country or region.

In addition, the Funds intend to treat derivative securities (e.g., call options) by reference to the underlying security. Conversely, if the investment objective and/or strategy of a Fund limits the percentage of assets that may be invested in “foreign securities,” etc. or prohibits such investments altogether, a Fund intends to categorize securities as “foreign,” etc. only if the security possesses all of the attributes described above in clauses (i), (ii), and (iii).

Foreign securities also include securities of foreign issuers represented by American Depositary Receipts (“ADRs”). ADRs are issued by a U.S. depository institution, but they represent a specified quantity of shares of a non-U.S. stock company. In addition to ADRs, a Fund may invest in sponsored or unsponsored Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) to the extent they become available. GDRs and EDRs are typically issued by foreign depositaries and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Holders of unsponsored GDRs and EDRs generally bear all the costs associated with establishing them. The depositary of an unsponsored GDR or EDR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the GDR or EDR holders any voting rights with respect to the securities or pools of securities represented by the GDR or EDR. GDRs and EDRs also may not be denominated in the same currency as the underlying securities. Registered GDRs and EDRs are generally designed for use in U.S. securities markets, while bearer form GDRs and EDRs are generally designed for non-U.S. securities markets. Each of the Funds will treat the underlying securities of a GDR or EDR as the investment for purposes of its investment policies and restrictions.

Investments in foreign securities involve special risks and considerations. As foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards, practices, and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. For example, foreign markets have different clearance and settlement procedures. Delays in settlement could result in temporary periods when assets of a Fund are uninvested. The inability of a Fund to make intended security purchases due to settlement problems could cause it to miss certain investment opportunities. Foreign securities may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes, higher brokerage costs, thinner trading markets, currency blockages or transfer restrictions, expropriation, nationalization, military coups, or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. A Fund’s ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets.

A number of current significant political, demographic, and economic developments may affect investments in foreign securities and in securities of companies with operations overseas. The course of any one or more of these events and the effect on trade barriers, competition, and markets for consumer goods and services are uncertain. Similar considerations are of concern with respect to developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. Management seeks to mitigate the risks associated with these considerations through diversification and active professional management.

In addition to the general risks of investing in foreign securities, investments in emerging markets involve special risks. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets may have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in values of the portfolio securities, decrease in the level of liquidity in a Fund’s portfolio, or, if a Fund has entered into a contract to sell the security, possible liability to the purchaser. Certain markets may require payment for securities before delivery, and in such markets a Fund bears the risk that the securities will not be delivered and that the Fund’s payments will not be returned. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, or may have restrictions on foreign ownership or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market’s balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to that Fund of any restrictions on investments.

Investment in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of a Fund.

Illiquid Securities

Each Fund may invest not more than 15% of its net assets in “illiquid securities,” which are securities that are not readily marketable (including securities whose disposition is restricted by contract or under federal securities laws), including, generally, securities that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the values ascribed to them by a Fund. A Fund may not be able to dispose of such securities in a timely fashion and for a fair price, which could result in losses to a Fund. In addition, illiquid securities are generally more difficult to value. Illiquid securities may include repurchase agreements with maturities greater than seven days, futures contracts and options thereon for which a liquid secondary market does not exist, time deposits maturing in more than seven calendar days, and securities of new and early stage companies whose securities are not publicly traded. The Funds may also purchase securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). Such securities may be determined to be liquid by the Board, the investment adviser, and/or the subadviser, if such determination by the investment adviser or subadviser is pursuant to Board approved guidelines. Such guidelines shall take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in undesirable delays in selling these securities at prices representing fair value.

Investments may be illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. The investment adviser or subadvisers monitor holdings of illiquid securities on an ongoing basis to determine whether to sell any holding to maintain adequate liquidity.

Index-Related Securities (Equity Equivalents)

The Funds may invest in certain types of securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity Equivalents include, among others, DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or Standard & Poor’s Depositary Receipts (interests in a portfolio of securities that seeks to track the performance of the S&P 500 Index), WEBS or World Equity Benchmark Shares (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country’s stocks), and the Nasdaq-100 Trust (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indexes as well as the securities that make up those indices. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.

Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs, or to seek higher investment returns where an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying the fund’s assets across a broad range of equity securities.

The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting an Equity Equivalent could adversely affect the liquidity and value of the shares of the fund investing in such instruments.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

IPOs and Other Limited Opportunities

Some Funds may purchase securities of companies that are offered pursuant to an initial public offering (“IPO”) or other similar limited opportunities. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to factors such as market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available, and limited availability of investor information. Securities purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the NAV and return earned on a Fund’s shares. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares, and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect the performance of an economy or equity markets may have a greater impact on the shares of IPO companies. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history.

Lower-Rated Debt Securities

A Fund may purchase lower-rated debt securities, sometimes referred to as “junk” or “high yield” bonds. The lower ratings of certain securities held by a Fund reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund’s ability to sell its securities at prices approximating the values a Fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the Fund may be unable at times to establish the fair market value of such securities. The rating assigned to a security by S&P or Moody’s does not reflect an assessment of the volatility of the security’s market value or of the liquidity of an investment in the security. (The term “lower-rated debt securities” includes securities that are not rated but are considered by a Fund’s investment adviser or subadviser to be of comparable quality to other lower-rated debt securities.)

Like those of other fixed income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates generally will result in an increase in the value of a Fund’s fixed income securities. Conversely, during periods of rising interest rates, the value of a Fund’s fixed income securities generally will decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the values of portfolio securities generally will not affect cash income derived from such securities, but will affect the Fund’s NAV.

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. Certain of the lower-rated securities in which a Fund may invest are issued to raise funds in connection with the acquisition of a company, in so-called “leveraged buy-out” transactions. The highly leveraged capital structure of such issuers may make them especially vulnerable to adverse changes in economic conditions.

Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell lower-rated securities when the Fund’s investment adviser or subadviser believes it advisable to do so or may be able to sell such securities only at prices lower than might otherwise be available. In many cases, lower-rated securities may be purchased in private placements and, accordingly, will be subject to restrictions on resale as a matter of contract or under securities laws. Under such circumstances, it may also be more difficult to determine the fair values of such securities for purposes of computing a Fund’s NAV. In order to enforce its rights in the event of a default under lower-rated securities, a Fund may be required to take possession of and manage assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses and adversely affect the Fund’s NAV. A Fund may also be limited in its ability to enforce its rights and may incur greater costs in enforcing its rights in the event an issuer becomes the subject of bankruptcy proceedings. In addition, the Funds’ intention to qualify as “regulated investment companies” under the Code may limit the extent to which a Fund may exercise its rights by taking possession of such assets.

Certain securities held by a Fund may permit the issuer at its option to “call,” or redeem, its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Lower-rated securities may be subject to certain risks not typically associated with “investment grade” securities, such as the following: (i) reliable and objective information about the value of lower-rated obligations may be difficult to obtain because the market for such securities may be thinner and less active than that for investment grade obligations; (ii) adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower than investment grade obligations, and, in turn, adversely affect their market; (iii) companies that issue lower-rated obligations may be in the growth stage of their development, or may be financially troubled or highly leveraged, so they may not have more traditional methods of financing available to them; (iv) when other institutional investors dispose of their holdings of lower-rated debt securities, the general market and the prices for such securities could be adversely affected; and (v) the market for lower-rated securities could be impaired if legislative proposals to limit their use in connection with corporate reorganizations or to limit their tax and other advantages are enacted.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities, including collateralized mortgage obligations (“CMOs”) and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Asset-backed securities may also include collateralized debt obligations as described below.

A Fund may invest in mortgage-backed securities issued or guaranteed by (i) U.S. Government agencies or instrumentalities such as the Government National Mortgage Association (“GNMA”) (also known as Ginnie Mae), the Federal National Mortgage Association (“FNMA”) (also known as Fannie Mae), and the Federal Home Loan Mortgage Corporation (“FHLMC”) (also known as Freddie Mac) or (ii) other issuers, including private companies. Privately issued mortgage-backed securities may include securities backed by commercial mortgages, which are mortgages on commercial, rather than residential, real estate.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event a Fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgages, and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, a Fund may not be able to realize the rate of return the investment adviser or subadviser expected.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar or greater risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Funds.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

CMOs may be issued by a U.S. Government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. Government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities, or any other person or entity.

CMOs typically issue multiple classes of securities, having different maturities, interest rates, and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subordinated to payments on other classes or series and may be subject to contingencies; or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility. Certain classes or series of CMOs may experience high levels of volatility in response to changes in interest rates and other factors.

Stripped mortgage-backed securities are usually structured with two classes that receive payments of interest or principal on a pool of mortgage loans. Stripped mortgage-backed securities may experience very high levels of volatility in response to changes in interest rates. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments will typically result in a substantial decline in the value of IOs and may have a significant adverse effect on a Fund’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully, or at all, its initial investment in these securities. Conversely, principal only securities or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a Fund’s ability to buy or sell those securities at any particular time.

Subprime mortgage loans, which typically are made to less creditworthy borrowers, have a higher risk of default than conventional mortgage loans. Therefore, mortgage-backed securities backed by subprime mortgage loans may suffer significantly greater declines in value due to defaults, and may experience high levels of volatility.

GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities.

In September 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide them with capital in exchange for senior preferred stock. The conservatorship has no specified termination date. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. Participation certificates representing interests in mortgages from FHLMC’s national portfolio are guaranteed as to the timely payment of interest and principal by FHLMC.

A Fund may invest in collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), and other similarly structured securities. CBOs, CLOs, and other CDOs are types of asset-backed securities. A CBO is typically an obligation of a trust backed (or collateralized) by a pool of securities, often including high risk, below investment grade fixed income securities. The collateral may include many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities, and emerging market debt. A CLO is typically an obligation of a trust backed (or collateralized) by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other types of CDOs may include, by way of example, obligations of trusts backed by other types of assets representing obligations of various types, and may include high risk, below investment grade obligations. CBOs, CLOs, and other CDOs may pay management fees and administrative expenses. The risk profile of an investment in a CBO, CLO, or other CDO depends largely on the type of the collateral securities and the class of the instrument in which a Fund invests.

For CBOs, CLOs, and other CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which typically bears the effects of defaults from the bonds or loans in the trust in the first instance and may serve to protect other, senior tranches from defaults. Typically, the more senior the tranche in a CBO, CLO, or other CDO, the higher its rating, although senior tranches can experience substantial losses due to actual defaults. The market values of CBO, CLO, and CDO obligations may be affected by a number of factors, including, among others, changes in interest rates, defaults affecting junior tranches, market anticipation of defaults, and general market aversion to CBO, CLO, or other CDO securities as a class, or to the collateral backing them.

CBOs, CLOs, and other CDOs may be illiquid. In addition to the risks associated with debt securities discussed elsewhere in this SAI and the Funds’ Prospectus (e.g., interest rate risk and the risk of default), CBOs, CLOs, and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments on a CBO’s, CLO’s, or other CDO’s obligations; (ii) the collateral may decline in value or be in default; (iii) the risk that Funds may invest in tranches of CBOs, CLOs, or other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Other Income-Producing Securities

Other types of income-producing securities the Funds may purchase, include, but are not limited to, the following:

•

Variable and floating rate obligations.    These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security’s price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

In order to use these investments most effectively, a Fund’s investment adviser or subadviser must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the investment adviser or subadviser incorrectly forecasts such movements, a Fund could be adversely affected by the use of variable or floating rate obligations.

•	Standby commitments. These instruments, which are similar to a put, give a Fund the option to obligate a broker, dealer, or bank to repurchase a security held by the Fund at a specified price.

•

Tender option bonds.    Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party, such as a broker, dealer, or bank, to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

•

Inverse floaters.    These are debt instruments whose interest bears an inverse relationship to the interest rate on another security. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a Fund could lose money or the NAV of its shares could decline by the use of inverse floaters.

•

Strip bonds.    Strip bonds are debt securities that are stripped of their interest, usually by a financial intermediary, after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturities.

Standby commitments, tender option bonds, and instruments with demand features are primarily used by the Funds for the purpose of increasing the liquidity of a Fund’s portfolio.

Other Investment Companies

Certain markets are closed in whole or in part to equity investments by foreigners. A Fund may be able to invest in such markets solely or primarily through governmentally authorized investment vehicles or companies. Each Fund generally may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its assets in any one investment company, as long as no investment represents more than 3% of the outstanding voting stock of the acquired investment company at the time of investment. Investment in another investment company may involve the payment of a premium above the value of such issuers’ portfolio securities, and is subject to market availability. The Funds do not intend to invest in such vehicles or funds unless, in the judgment of the Fund’s investment adviser or subadviser, and subject to a Fund’s investment restrictions set forth in its Prospectus and this SAI, the potential benefits of the investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, Fund shareholders would indirectly pay a portion of that investment company’s expenses, including its advisory, administration, brokerage, shareholder servicing, and other expenses. At the same time a Fund would continue to pay its own management fees and other expenses. This section shall not prevent a Fund from investing its assets in money market funds in compliance with the 1940 Act.

Partly Paid Securities

These securities are paid for on an installment basis. A partly paid security trades net of outstanding installment payments—the buyer “takes over payments.” The buyer’s rights are typically restricted until the security is fully paid. If the value of a partly paid security declines before a Fund finishes paying for it, the Fund will still owe the payments, but may find it hard to sell and as a result will incur a loss.

Portfolio Management

A Fund’s investment adviser or subadviser uses trading as a means of managing the portfolio of the Fund in seeking to achieve its investment objective. Transactions will occur when a Fund’s investment adviser or subadviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Fund’s investment adviser’s or subadviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation may be reduced and its capital losses may be increased. In addition, high turnover in a Fund could result in additional brokerage commissions to be paid by that Fund. See also “Taxation” below.

The Funds may pay brokerage commissions to affiliates of one or more affiliates of the Funds’ investment adviser or subadvisers.

Portfolio Turnover

Although portfolio turnover is not a limiting factor with respect to investment decisions for the Funds, the Funds expect to experience relatively modest portfolio turnover rates. It is anticipated that under normal circumstances the annual portfolio turnover rate of each Fund will generally not exceed 100%. However, in any particular year, market conditions may result in greater turnover rates than the investment adviser or subadviser currently anticipates for these Funds. Portfolio turnover involves brokerage commissions and other transaction costs, which the relevant Fund will bear directly, and could involve realization of capital gains that would be taxable when distributed to shareholders. To the extent that portfolio turnover results in realization of net short-term capital gains, such gains ordinarily are taxed to shareholders at ordinary income tax rates. Portfolio turnover rates are shown in the “Fees and Expenses of the Fund” and “Financial Highlights” sections of the Prospectus. See the “Taxation” and “Portfolio Transactions and Brokerage” sections in this SAI for additional information.

Real Estate Investment Trusts

Real estate investment trusts (“REITs”) that may be purchased by a Fund include equity REITs, which own real estate directly, mortgage REITs, which make construction, development, or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. Equity REITs will be affected by, among other things, changes in the value of the underlying property owned by the REITs, while mortgage REITs will be affected by, among other things, the value of the properties to which they have extended credit.

Factors affecting the performance of real estate may include excess supply of real property in certain markets, changes in zoning laws, completion of construction, changes in real estate value and property taxes, sufficient level of occupancy, adequate rent to cover operating expenses, and local and regional markets for competing assets. The performance of real estate may also be affected by changes in interest rates, prudent management of insurance risks, and social and economic trends. In addition, REITs are dependent upon the skill of each REIT’s management.

A Fund could, under certain circumstances, own real estate directly as a result of a default on debt securities it owns or from an in-kind distribution of real estate from a REIT. Risks associated with such ownership could include potential liabilities under environmental laws and the costs of other regulatory compliance. If a Fund has rental income or income from the direct disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company and thus its ability to avoid taxation on its income and gains distributed to its shareholders. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Code and/or to maintain exempt status under the 1940 Act. If a Fund invests in REITs, investors would bear not only a proportionate share of the expenses of that Fund, but also, indirectly, expenses of the REITs.

Repurchase Agreements

A repurchase agreement is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase. The investment adviser or subadviser will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate. There is no limit on the Funds’ investment in repurchase agreements.

Restricted Securities

Restricted securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a Fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements

A Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement is similar to a secured borrowing of a Fund and generally creates investment leverage. If the counterparty in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities. A Fund may enter into reverse repurchase agreements without limit up to the amount permitted under applicable law.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current market value, although this amount may change if applicable regulatory requirements change. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash (which may be invested by the Fund in any investment not otherwise prohibited by the Prospectus or this SAI), bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which the Funds are permitted to invest. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent. The Funds may invest the cash collateral received or may receive a fee from the borrower. All investments of cash collateral by a Fund are for the account and risk of that Fund. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, each Fund retains the right to call the loans at any time on reasonable notice. The Funds may also call such loans in order to sell the securities involved. The Funds pay various fees in connection with such loans, including shipping fees and reasonable custodian, securities lending agent, and placement fees. The terms of a Fund’s loans must also meet certain tests under the Code and must permit the Fund to reacquire loaned securities on five business days’ notice or in time to vote on any important matter.

The investment of cash collateral delivered by a borrower pursuant to a loan is at the sole risk of the Fund in most cases. Investment of cash collateral may lose value and/or become illiquid, although each Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the loan and may realize losses on the collateral investments and/or be required to liquidate other portfolio assets in order to satisfy its obligations.

Short Sales

A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. When a fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. A fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time a fund replaces the borrowed security, a fund will incur a loss, which could be unlimited, in cases where a fund is unable for whatever reason to close out its short position; conversely, if the price declines, a fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Selling short “against-the-box” refers to the sale of securities actually owned by the seller but held in safekeeping. In such short sales, while the short position is open, a fund must own an equal amount of such securities, or by virtue of ownership of securities have the right, without payment of further consideration, to obtain an equal amount of securities sold short. Short sales against-the-box generally produce current recognition of gain (but not loss) for federal income tax purposes on the constructive sale of securities “in the box” prior to the time the short position is closed out.

Short-Term Debt Securities

Money Market Instruments Generally.    The Funds may invest in money market securities, including money market funds. Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. Government, corporations, banks, or other entities. They may have fixed, variable or floating interest rates. Some money market securities in which the Funds may invest are described below.

Bank Obligations.    The Funds may invest in bank obligations, including certificates of deposit, time deposits, banker’s acceptances, and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations, and other banking institutions.

Certificates of deposit (“CD’s”) are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating, or variable interest rates.

Short-Term Instruments and Temporary Investments.    The Funds may invest in high-quality money market instruments. The instruments in which the Funds may invest include: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) CDs, bankers’ acceptances, fixed time deposits, and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase at least “Prime-1” by Moody’s or “A-1+” or “A-1” by S&P (“Prime-3” by Moody’s or “A-3” by S&P for the PIMCO Total Return Fund, Strategic Bond Fund, Strategic Balanced Fund, and BlackRock Global Allocation Fund), or, if unrated, of comparable quality as determined by the investment advisers or subadvisers; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year (this restriction does not apply to the BlackRock Global Allocation Fund) that are rated, except for the PIMCO Total Return Fund, Strategic Bond Fund, Strategic Balanced Fund, and BlackRock Global Allocation Fund, at least “Aa” by Moody’s or “AA” by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $1 billion, or the equivalent in other currencies, in total assets and in the opinion of the relevant investment adviser or subadviser are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

Commercial Paper and Short-Term Corporate Debt Instruments.    The Funds may invest in commercial paper (including variable amount master demand notes) consisting of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and, other than asset-backed commercial paper, usually has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment advisers or subadvisers monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement.

The Funds may also invest in obligations issued or guaranteed by U.S., local, city, and state governments and agencies.

The Funds will limit their investments in certificates of deposit and bankers’ acceptances to U.S. dollar-denominated obligations of U.S. banks and savings and loan associations, London branches of U.S. banks (“Eurodollar obligations”), and U.S. branches of foreign banks (“Yankeedollar obligations”). In the case of foreign banks, the $1 billion deposit requirement will be computed using exchange rates in effect at the time of the banks’ most recently published financial statements. Eurodollar obligations and Yankeedollar obligations will not be acquired if as a result more than 25% of a Fund’s net assets would be invested in such obligations. Obligations of foreign banks and of foreign branches of U.S. banks may be affected by foreign governmental action, including imposition of currency controls, interest limitations, withholding taxes, seizure of assets, or the declaration of a moratorium or restriction on payments of principal or interest. Foreign banks and foreign branches of U.S. banks may provide less public information than, and may not be subject to the same accounting, auditing, and financial recordkeeping standards as, domestic banks.

Letters of Credit.    Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper, and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association, or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations, and insurance companies which, in the opinion of a Fund’s investment adviser or subadviser, are of comparable quality to issuers of other permitted investments of the Fund may be used for letter of credit-backed investments.

U.S. Government Securities

The Funds may invest in U.S. Government securities. These include obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment. Such agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. U.S. Government securities are subject to interest rate risk, and, in some cases, may be subject to credit risk. Although FHLMC and FNMA are now under conservatorship by the Federal Housing Finance Agency, and are benefiting from a liquidity backstop of the U.S. Treasury, no assurance can be given that these initiatives will be successful. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Zero-Coupon, Step Coupon and Pay-In-Kind Securities

Other debt securities in which the Funds may invest include zero coupon, step coupon, and pay-in-kind instruments. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issue. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Current federal income tax law requires holders of zero coupon and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though holders receive no cash payments of interest during the year. In order to qualify as a regulated investment company under the Code, a Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Fund will not receive cash payments on a current basis in respect of accrued original issue discount on zero coupon or step coupon bonds during the period before interest payments begin, in some years that Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A Fund might obtain such cash from selling other portfolio holdings which might cause a Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for a Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell the securities at the time.

Generally, the market prices of zero coupon, step coupon, and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trustees of the Funds, including a majority of Trustees who are not “interested persons” of the Funds (as defined in the 1940 Act), have adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings. These policies and procedures generally provide that no disclosure of portfolio holdings information may be made unless publicly disclosed as described below or made as part of the daily investment activities of the Funds to the Funds’ investment adviser, subadvisers, or any of their affiliates who provide services to the Funds, which by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain confidentiality of the information disclosed. Certain limited exceptions pursuant to the Funds’ policies and procedures are described below. The Funds’ portfolio holdings information may not be disseminated for compensation. Any exceptions to the Funds’ policies and procedures may be made only if approved in writing by the Funds’ Principal Executive Officer and the Funds’ Chief Compliance Officer as being in the best interests of the relevant Fund, and then only if the recipients are subject to a written confidentiality agreement specifying that the relevant Fund’s portfolio holdings information is the confidential property of the Fund and may not be used for any purpose except in connection with the provision of services to the Fund and, in particular, that such information may not be traded upon. Any such exceptions must be reported to the Funds’ Board at its next regularly scheduled meeting. It was determined that these policies and procedures are reasonably designed to ensure that disclosure of portfolio holdings information is in the best interests of a Fund’s shareholders and appropriately address the potential for conflicts between the interests of a Fund’s shareholders, on the one hand, and those of MassMutual or any affiliated person of the Fund or MassMutual on the other.

Acting pursuant to the policies and procedures adopted by the Trustees of the Funds, the Funds’ investment adviser and subadvisers are primarily responsible for compliance with these policies and procedures, which includes maintaining such internal informational barriers (e.g., “Chinese walls”) as each believes are reasonably necessary for preventing the unauthorized disclosure of portfolio holdings information. Pursuant to Rule 38a-1 under the 1940 Act, the Trustees will periodically (as needed, but at least annually) receive reports from the Funds’ Chief Compliance Officer regarding the operation of these policies and procedures, including a confirmation by the Chief Compliance Officer that the investment adviser’s and the subadvisers’ policies, procedures, and/or processes are reasonably designed to comply with the Funds’ policies and procedures in this regard.

Public Disclosures

The Funds’ portfolio holdings are currently disclosed to the public through required filings with the SEC and as described below. The Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) no later than 70 days after the end of the applicable quarter and Form N-Q (with respect to the first and third quarters of the Funds’ fiscal year) no later than 60 days after the end of the applicable quarter. Shareholders may obtain the Funds’ Form N-CSR and N-Q filings on the SEC’s Web site at http://www.sec.gov. The Funds’ annual and semiannual reports are also mailed to shareholders no later than 60 days after the end of the applicable quarter.

The Funds’ most recent portfolio holdings as of the end of February, May, August, and November are available on http://www.massmutual.com/funds no earlier than 30 days after the end of each of these respective months.

In addition, each Fund’s top ten holdings are made available in quarterly reports on http://www.massmutual.com/funds as soon as possible after each calendar quarter-end. A Fund’s portfolio holdings may also be made available on http://www.massmutual.com/funds at other times as approved in writing by the Funds’ Principal Executive Officer and the Funds’ Chief Compliance Officer as being in the best interests of the relevant Fund.

Other Disclosures

Acting pursuant to the policies and procedures adopted by the Trustees of the Funds, and to the extent permitted under the 1933 and 1940 Acts, the Funds, the Funds’ investment adviser, and the Funds’ subadvisers may distribute (or authorize the Funds’ custodians to distribute) information regarding the Funds’ portfolio holdings more frequently than as provided to the public on a confidential basis to various service providers and others who require such information in order to fulfill their contractual duties with respect to the routine investment activities or operations of the Funds. Such service providers or others must, by explicit agreement or by virtue of their respective duties to the Funds, be required to maintain confidentiality of the information disclosed. These service providers include the Funds’ custodians (State Street or Brown Brothers Harriman & Co., as applicable), the Funds’ sub-administrator (State Street), the Funds’ independent registered public accounting firm (Deloitte & Touche LLP), legal counsel (Ropes & Gray LLP), financial printer (R.R. Donnelley), any proxy voting service employed by the Funds, MassMutual, or any of the Funds’ subadvisers, and any pricing services employed by the Funds.

The Funds or the Funds’ investment adviser may also periodically provide non-public information about their portfolio holdings to rating and ranking organizations, such as Lipper Inc. and Morningstar Inc., in connection with those firms’ research on and classification of the Funds and in order to gather information about how the Funds’ attributes (such as volatility, turnover, and expenses) compared with those of peer funds. In addition, the Funds, the Funds’ investment adviser, or the Funds’ subadvisers may also distribute (or authorize the Funds’ custodian to distribute) information regarding the Funds’ portfolio holdings more frequently than as provided to the public on a confidential basis to various service providers and others who require such information in order to fulfill non-routine legitimate business activities related to the management, investment activities, or operations of the Funds. Such disclosures may be made only if (i) the recipients of such information are subject to a written confidentiality agreement specifying that the Funds’ portfolio holdings information is the confidential property of the Funds and may not be used for any purpose except in connection with the provision of services to the Funds and, in particular, that such information may not be traded upon; and (ii) if the Funds’ Chief Compliance Officer (or a person designated by the Chief Compliance Officer) determines that, under the circumstances, disclosure is in the best interests of the relevant Fund’s shareholders. The information distributed is limited to the information that the Funds, MassMutual, or the relevant subadviser believes is reasonably necessary in connection with the services provided by the recipient receiving the information.

INVESTMENT RESTRICTIONS OF THE FUNDS

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

The following is a description of certain fundamental restrictions on investments of the Funds which may not be changed without a vote of a majority of the outstanding shares of the applicable Fund. Investment restrictions that appear below or elsewhere in this SAI and in the Prospectus which involve a maximum percentage of securities or assets shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund. Each Fund may not:

(1) purchase securities (other than securities issued, guaranteed or sponsored by the U.S. Government or its agencies or instrumentalities or securities issued by investment companies) of any one issuer if, as a result, more than 5% of a Fund’s total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the Fund’s total assets may be invested without regard to these limitations.

(2) purchase commodities or commodity contracts, except that a Fund may enter into futures contracts, options, options on futures, and other financial or commodity transactions to the extent consistent with applicable law and the Fund’s Prospectus and SAI at the time.

(3) purchase or sell real estate except that it may dispose of real estate acquired as a result of the ownership of securities or other instruments. (This restriction does not prohibit a Fund from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business.)

(4) participate in the underwriting of securities, except to the extent that a Fund may be deemed an underwriter under federal securities laws by reason of acquisitions or distributions of portfolio securities (e.g., investments in restricted securities and instruments subject to such limits as imposed by the Board and/or law).

(5) make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding or interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities.

(6) borrow money or issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding or interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities.

(7) concentrate its investments in any one industry, as determined by the Board, and in this connection a Fund will not acquire securities of companies in any one industry if, immediately after giving effect to any such acquisition, 25% or more of the value of the total assets of the Fund would be invested in such industry, with the following exceptions:

(a) There is no limitation for securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

(b) In the case of each Fund, except to the extent the Index is so concentrated.

(c) There is no limitation for securities issued by other investment companies.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

In addition to the investment restrictions adopted as fundamental policies set forth above, the Funds operate with certain non-fundamental policies that may be changed by a vote of a majority of the Board members at any time.

In accordance with such policies, each Fund may not:

(1)  to the extent required by applicable law at the time, purchase additional securities when its borrowings, less amounts receivable on sales of portfolio securities, exceed 5% of its total assets.

(2)  sell securities short, but reserves the right to sell securities short against the box.

(3)  invest more than 15% of its net assets in illiquid securities. This restriction does not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, provided that such securities are determined to be liquid by MassMutual or the subadviser pursuant to Board approved guidelines.

(4)  to the extent that shares of the Fund are purchased or otherwise acquired by other series of the Trust, acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

With respect to limitation (3) above, if there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value. If, through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would take appropriate steps, as deemed necessary, to protect liquidity.

MANAGEMENT OF THE TRUST

The Trust has a Board comprised of ten Trustees, a majority of which are not “interested persons” (as defined in the 1940 Act) of the Trust. The Board is generally responsible for the management and oversight of the business and affairs of the Trust. The Trustees formulate the general policies of the Trust and the Funds, approve contracts, and authorize Trust officers to carry out the decisions of the Board. To assist them in this role, the Trustees who are not “interested persons” of the Trust (“Independent Trustees”) have retained independent legal counsel. As investment adviser and subadvisers to the Funds, respectively, MassMutual and NTI may be considered part of the management of the Trust. The Trustees and principal officers of the Trust are listed below together with information on their positions with the Trust, address, age, principal occupations, and other principal business affiliations during the past five years.

The Board has appointed an Independent Trustee Chairman of the Trust. The Chairman presides at Board meetings and may call a Board or committee meeting when he deems it necessary. The Chairman participates in the preparation of Board meeting agendas and may generally facilitate communications among the Trustees, and between the Trustees and the Trust’s management, officers, and independent legal counsel, between meetings. The Chairman may also perform such other functions as may be requested by the Board from time to time. The Board has established the four standing committees described below, and may form working groups or ad hoc committees as needed.

The Board believes this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment, and allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. The Board also believes that having a majority of Independent Trustees is appropriate and in the best interest of the Funds’ shareholders. However, in the Board’s opinion, having interested persons serve as Trustees brings both corporate and financial viewpoints that are significant elements in its decision-making process. The Board reviews it leadership structure at least annually and may make changes to it at any time, including in response to changes in the characteristics or circumstances of the Trust.

Independent Trustees

Richard H. Ayers	Chairman and Trustee of the Trust
1295 State Street
Springfield, MA 01111
Age: 69
Trustee since 1996
Trustee of 91 portfolios in fund complex

Retired; Director (2008-2011), Celera Corporation; Director (1996-2008), Applera Corporation; Director (2002-2006), Instron Corporation; Chairman (since 2010), Trustee (since 1999), Advisory Board Member (1996-1999), MML Series Investment Fund (open-end investment company); Chairman and Trustee (since 2012), MML Series Investment Fund II (open-end investment company); Chairman and Trustee (since 2012), MassMutual Premier Funds (open-end investment company).

Allan W. Blair	Trustee of the Trust
1295 State Street
Springfield, MA 01111
Age: 63
Trustee since 2003
Trustee of 91 portfolios in fund complex

President and Chief Executive Officer (since 1996), Economic Development Council of Western Massachusetts; President and Chief Executive Officer (1993-2006), Westmass Area Development Corporation; President and Chief Executive Officer (since 1984), Westover Metropolitan Development Corporation; Director (2001-2007), Future Works, Inc.; Trustee (since 2003), MML Series Investment Fund (open-end investment company); Trustee (since 2012), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MassMutual Premier Funds (open-end investment company).

Nabil N. El-Hage	Trustee of the Trust
1295 State Street
Springfield, MA 01111
Age: 53
Trustee since 2012
Trustee of 91 portfolios in fund complex

Consultant (since 2010); Chairman (since 2011), Academy of Executive Education, LLC; Senior Associate Dean for External Relations (2009-2010), Thomas Henry Carroll Ford Foundation Adjunct Professor of Business Administration (2009-2010), Professor of Management Practice (2005-2009), Harvard Business School; Director (2007-2010), Virtual Radiologic Corporation; Chairman (2006-2012), Trustee (since 2003), MassMutual Premier Funds (open-end investment company); Chairman (2006-2012), Trustee (since 2005), MML Series Investment Fund II (open-end investment company); Trustee (Since 2012), MML Series Investment Fund (open-end investment company).

Maria D. Furman	Trustee of the Trust
1295 State Street
Springfield, MA 01111
Age: 58
Trustee since 2012
Trustee of 91 portfolios in fund complex

Retired; Trustee (since 2011), GMO Series Trust (open-end investment company); Trustee (since 2004), MassMutual Premier Funds (open-end investment company); Trustee (since 2005), MML Series Investment Fund II (open-end investment company); Trustee (Since 2012), MML Series Investment Fund (open-end investment company).

R. Alan Hunter, Jr.	Trustee of the Trust
1295 State Street
Springfield, MA 01111
Age: 65
Trustee since 2003
Trustee of 91 portfolios in fund complex

Retired; Director (since 2007), Actuant Corporation; Trustee (since 2003), MML Series Investment Fund (open-end investment company); Trustee (since 2012), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MassMutual Premier Funds (open-end investment company).

F. William Marshall, Jr.	Trustee of the Trust
1295 State Street
Springfield, MA 01111
Age: 70
Trustee since 1996
Trustee of 128 portfolios in fund complex[1]

Retired; Consultant (1999-2009); Trustee (since 2000), Denver Board – Oppenheimer Funds; Trustee (since 1996), MML Series Investment Fund (open-end investment company); Trustee (since 2012), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MassMutual Premier Funds (open-end investment company).

C. Ann Merrifield	Trustee of the Trust
1295 State Street
Springfield, MA 01111
Age: 61
Trustee since 2012
Trustee of 91 portfolios in fund complex

Retired; Senior Vice President, Genzyme Business Excellence Initiative (2009-2011), President, Biosurgery (2003-2009), Genzyme Corporation; Director (1997-2007), Playtex Products, Inc.; Trustee (since 2004), MassMutual Premier Funds (open-end investment company); Trustee (since 2005), MML Series Investment Fund II (open-end investment company); Trustee (Since 2012), MML Series Investment Fund (open-end investment company).

Susan B. Sweeney	Trustee of the Trust
1295 State Street
Springfield, MA 01111
Age: 59
Trustee since 2009
Trustee of 93 portfolios in fund complex[2]

Senior Vice President and Chief Investment Officer (since 2010), Selective Insurance Group (property and casualty company); Senior Managing Director (2008-2010), Ironwood Capital (private equity firm); Chief Investment Officer, Pension Fund (2002-2007), Office of the Treasurer of the State of Connecticut; Trustee (since 2012) Babson Capital Corporate Investors (closed-end investment company); Trustee (since 2012) Babson Capital Participation Investors (closed-end investment company); Trustee (since 2009), MML Series Investment Fund (open-end investment company); Trustee (since 2012), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MassMutual Premier Funds (open-end investment company).

1	Denver Board – Oppenheimer Funds is deemed to be part of the Fund Complex because it is managed by OppenheimerFunds, Inc., an indirect subsidiary of MassMutual.
2	Babson Capital Participation Investors and Babson Capital Corporate Investors are deemed to be a part of the Fund Complex because they are managed by Babson Capital Management LLC, an indirect subsidiary of MassMutual.

Interested Trustees

Robert E. Joyal[3]	Trustee of the Trust
1295 State Street
Springfield, MA 01111
Age: 67
Trustee since 2003
Trustee of 93 portfolios in fund complex[2]

Retired; Director (since 2006), Jefferies Group, Inc. (investment bank); Director (2007-2011), Scottish Re Group Ltd.; Director (2003-2010), Alabama Aircraft Industries, Inc.; Trustee (since 2003), Babson Capital Corporate Investors (formerly known as MassMutual Corporate Investors) (closed-end investment company); Trustee (since 2003), Babson Capital Participation Investors (formerly known as MassMutual Participation Investors) (closed-end investment company); Director (2005-2006), York Enhanced Strategies Fund (closed-end investment company); Trustee (since 2003), Vice Chairman (2005-2007), MML Series Investment Fund (open-end investment company); Trustee (since 2012), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MassMutual Premier Funds (open-end investment company).

Elaine A. Sarsynski[4]	Trustee of the Trust
1295 State Street
Springfield, MA 01111
Age: 57
Trustee since 2008
Trustee of 91 portfolios in fund complex

Executive Vice President (since 2006), Senior Vice President and Chief Administrative Officer (2005-2006), MassMutual; Trustee (since 2008), MML Series Investment Fund (open-end investment company); Vice Chairperson (2011-2012), Trustee (since 2011), MML Series Investment Fund II (open-end investment company); Vice Chairperson (2011-2012), Trustee (since 2011), MassMutual Premier Funds (open-end investment company).

Principal Officers

Michael C. Eldredge 1295 State Street Springfield, MA 01111 Age: 48 Officer since 2009 Officer of 91 portfolios in fund complex	Vice President of the Trust

Vice President (since 2008), MassMutual; Vice President (2005-2008), ING; Vice President (since 2009), MassMutual Premier Funds (open-end investment company); Vice President (since 2009), MML Series Investment Fund (open-end investment company); Vice President (since 2009), MML Series Investment Fund II (open-end investment company).

2	Babson Capital Participation Investors and Babson Capital Corporate Investors are deemed to be a part of the Fund Complex because they are managed by Babson Capital Management LLC, an indirect subsidiary of MassMutual.
3	Mr. Joyal is an “Interested Person,” as that term is defined in the 1940 Act, through his position as a director of Jefferies Group, Inc., a broker-dealer that may execute portfolio transactions and/or engage in principal transactions with the Funds, other investment companies advised by MassMutual or holding themselves out to investors as related companies for purposes of investment or investor services, or any other advisory accounts over which MassMutual has brokerage placement discretion.
4	Ms. Sarsynski is an Interested Person through her employment with MassMutual.

Andrew M. Goldberg 1295 State Street Springfield, MA 01111 Age: 46 Officer since 2001 Officer of 100 portfolios in fund complex	Vice President, Secretary, and Chief Legal Officer of the Trust

Assistant Vice President and Counsel (since 2004), MassMutual; Vice President, Secretary (formerly known as “Clerk”), and Chief Legal Officer (since 2008), Assistant Clerk (2004-2008), MassMutual Premier Funds (open-end investment company); Vice President, Secretary, and Chief Legal Officer (since 2008), Assistant Secretary (2001- 2008), MML Series Investment Fund (open-end investment company); Vice President, Secretary (formerly known as “Clerk”), and Chief Legal Officer (since 2008), Assistant Clerk (2005-2008), MML Series Investment Fund II (open-end investment company).

Nicholas H. Palmerino 1295 State Street Springfield, MA 01111 Age: 47 Officer since 2006 Officer of 100 portfolios in fund complex	Chief Financial Officer and Treasurer of the Trust

Assistant Vice President (since 2006), MassMutual; Vice President (2006), Consultant (2005-2006), JP Morgan Chase Worldwide Securities Services; Chief Financial Officer and Treasurer (since 2006), MassMutual Premier Funds (open-end investment company); Chief Financial Officer and Treasurer (since 2006), MML Series Investment Fund (open-end investment company); Chief Financial Officer and Treasurer (since 2006), MML Series Investment Fund II (open-end investment company).

Philip S. Wellman 1295 State Street Springfield, MA 01111 Age: 47 Officer since 2007 Officer of 100 portfolios in fund complex	Vice President and Chief Compliance Officer of the Trust

Vice President, Associate General Counsel, and Chief Compliance Officer (Mutual Funds and Investment Advisory) (since 2008), Vice President, Associate General Counsel, and Chief Compliance Officer (Mutual Funds) (2007-2008), Assistant Vice President and Associate General Counsel (2006-2007), MassMutual; Director, Office of General Counsel (2005-2006), Merrill Lynch, Pierce, Fenner & Smith Incorporated; Senior Vice President and Assistant General Counsel (2000-2006), Advest, Inc.; Vice President and Chief Compliance Officer (since 2007), MassMutual Premier Funds (open-end investment company); Vice President and Chief Compliance Officer (since 2007), MML Series Investment Fund (open-end investment company); Vice President and Chief Compliance Officer (since 2007), MML Series Investment Fund II (open-end investment company).

Eric H. Wietsma 1295 State Street Springfield, MA 01111 Age: 45 Officer since 2006 Officer of 100 portfolios in fund complex	President of the Trust

Senior Vice President (since 2010), Corporate Vice President (2007-2010), Vice President (2005-2007), MassMutual; President (since 2008), Vice President (2006-2008), MassMutual Premier Funds (open-end investment company); Vice President (since 2006), MML Series Investment Fund (open-end investment company); Vice President (since 2006), MML Series Investment Fund II (open-end investment company).

Each Trustee of the Trust serves until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor or until he or she dies, resigns, or is removed. Notwithstanding the foregoing, a Trustee shall retire and cease to serve as a Trustee upon the conclusion of the calendar year in which such Trustee attains the age of seventy-two years.

The Chairperson is elected to hold such office for a term of three years or until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she retires, dies, resigns, is removed, or becomes disqualified.

The President, Treasurer, and Secretary are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she dies, resigns, is removed, or becomes disqualified. Each other officer shall hold office at the pleasure of the Trustees.

Additional Information About the Trustees

In addition to the information set forth above, the following specific experience, qualifications, attributes, and skills apply to each Trustee. Each Trustee was appointed to serve on the Board based on his or her overall experience and the Board did not identify any specific qualification as all-important or controlling. The information in this section should not be understood to mean that any of the Trustees is an “expert” within the meaning of the federal securities laws.

Richard H. Ayers—As a director and audit committee member of several publicly traded companies, Mr. Ayers has experience with financial, regulatory, and operational issues. He also held executive positions with a manufacturing company for 25 years and has experience as a governance chairman of a non-profit organization. Mr. Ayers holds a BS and an MS in Industrial Management from Massachusetts Institute of Technology.

Allan W. Blair—As a trustee and audit and compliance committee member of a large healthcare system, Mr. Blair has experience with financial, regulatory, and operational issues. He also has served as CEO of several non-profit organizations for over 25 years. Mr. Blair holds a BA from the University of Massachusetts at Amherst and a JD from Western New England College School of Law.

Nabil N. El-Hage—As a former CEO or CFO of various public companies, Mr. El-Hage has experience with financial, regulatory, and operational issues. He has also taught corporate finance at the graduate level, and has served as a director for more than a dozen public and private companies and as an associate at a venture capital firm. Mr. El-Hage holds a BS in Electronic Engineering from Yale University and an MBA with high distinction from Harvard University.

Maria D. Furman—As a trustee and chairperson or member of the audit and investment committees of various educational organizations, Ms. Furman has experience with financial, regulatory, and operational issues. She also has served as an audit and investment committee member and a director, treasurer, and investment committee chair for environmental, educational, and healthcare organizations. Ms. Furman is a CFA charterholder and holds a BA from the University of Massachusetts at Dartmouth.

R. Alan Hunter, Jr.—As the former chairman of the board of a non-profit organization and a current director of a publicly traded company, Mr. Hunter has experience with financial, regulatory, and operational issues. He also held executive positions with a manufacturing company. Mr. Hunter holds a BA from Dickinson College and an MBA from the University of Pennsylvania.

Robert E. Joyal—As a director of several publicly traded companies, a trustee of various investment companies, and a former executive of an investment management company, Mr. Joyal has experience with financial, regulatory, and operational issues. Mr. Joyal is a Chartered Financial Analyst. He holds a BA from St. Michael’s College and an MBA from Western New England College.

F. William Marshall, Jr.—As an executive of several banking companies over the past 20 years, Mr. Marshall has experience with financial, regulatory, and operational issues. He has over 35 years of banking experience and has participated on investment and finance committees (including chairperson) of various organizations. Mr. Marshall holds a BSBA from Washington University and completed the Advanced Management Program at Harvard Business School.

C. Ann Merrifield—As a trustee of a healthcare organization, former partner of a consulting firm, and investment officer at a large insurance company, Ms. Merrifield has experience with financial, regulatory, and operational issues. She also has served as an audit committee member for a manufacturing company. Ms. Merrifield holds a BA and M. Ed. from the University of Maine and an MBA from Amos Tuck School of Business Administration at Dartmouth College.

Elaine A. Sarsynski—As an executive of a financial services company and a director of a number of its subsidiaries with over 25 years of financial services experience, Ms. Sarsynski has experience with financial, regulatory, and operational issues. She also has experience managing government and municipal activities and offering consulting services to the real estate industry. Ms. Sarsynski has FINRA Series 7 and 24 registrations and holds a BA from Smith College in economics and an MBA in finance and accounting from Columbia University.

Susan B. Sweeney—As an executive of a financial services company with over 30 years of financial services experience, Ms. Sweeney has experience with financial, regulatory, and operational issues. Ms. Sweeney holds a BS in Business Studies from Connecticut Board for State Academic Awards, an MBA from Harvard Business School, and a Doctor of Humane Letters from Charter Oak State College.

Board Committees and Meetings

The full Board met five times during 2011.

Audit Committee.    The Trust has an Audit Committee, consisting of Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust. The Audit Committee, whose members are Messrs. Blair, El-Hage, and Hunter and Msses. Furman and Sweeney, oversees the Trust’s accounting and financial reporting policies and practices, its internal controls, and internal controls of certain service providers; oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof; evaluates the independence of the Trust’s independent registered public accounting firm; evaluates the overall performance and compensation of the Chief Compliance Officer; acts as liaison between the Trust’s independent registered public accounting firm and the full Board; and provides immediate access for the Trust’s independent registered public accounting firm to report any special matters they believe should be brought to the attention of the full Board. During 2011, the Audit Committee met six times.

Nominating Committee.    The Trust has a Nominating Committee, consisting of each Trustee who is not an “interested person” of the Trust. There are no regular meetings of the Nominating Committee, but rather meetings are held as appropriate. During 2011, the Nominating Committee met twice. The Nominating Committee (a) identifies individuals qualified to become independent members of the Funds’ Board in the event that a position currently filled by an Independent Trustee is vacated or created; (b) evaluates the qualifications of Independent Trustee candidates; (c) nominates Independent Trustee nominees for election or appointment to the Board; (d) sets any standards necessary or qualifications for service on the Board; (e) recommends periodically to the full Board an Independent Trustee to serve as Chairperson; (f) evaluates at least annually the independence and overall performance of counsel to the Independent Trustees; and (g) annually reviews the compensation of the Independent Trustees.

The Nominating Committee will consider and evaluate nominee candidates properly submitted by shareholders of the Trust in the same manner as it considers and evaluates candidates recommended by other sources. A recommendation of a shareholder of the Trust must be submitted as described below to be considered properly submitted for purposes of the Nominating Committee’s consideration. The shareholders of the Trust must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust’s Nominating Committee, to the attention of the Secretary, at the address of the principal executive offices of the Trust, which is 1295 State Street, Springfield, MA 01111. The Shareholder Recommendation must be delivered to or mailed and received at the principal executive offices of the Trust at least 60 calendar days before the date of the meeting at which the Nominating Committee is to select a nominee for Independent Trustee. The Shareholder Recommendation must include: (i) a statement in writing setting forth: (A) the name, age, date of birth, phone number, business address, residence address, nationality, and pertinent qualifications of the person recommended by the shareholder (the “Shareholder Candidate”), including an explanation of why the shareholder believes the Candidate will make a good Trustee; (B) the class or series and number of all shares of the Funds owned of record or beneficially by the Shareholder Candidate, as reported to such shareholder by the Shareholder Candidate; (C) any other information regarding the Shareholder Candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Funds); (D) any other information regarding the Shareholder Candidate that would be required to be disclosed if the Shareholder Candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the Shareholder Candidate is or will be an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Funds and, if not an “interested person,” information regarding the Shareholder Candidate that will be sufficient for the Funds to make such determination; (ii) the written and signed consent of the Shareholder Candidate to be named as a nominee, consenting to (1) the disclosure, as may be necessary or appropriate, of such Shareholder Candidate’s information submitted in accordance with (i) above; and (2) service as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Funds’ books, the number of all shares of each series of the Funds owned beneficially and of record by the recommending shareholder; (iv) a description of all arrangements or understandings between the recommending shareholder and the Shareholder Candidate and any other person or persons (including their names) pursuant to which the Shareholder Recommendation is being made by the recommending shareholder; and (v) such other information as the Nominating Committee may require the Shareholder Candidate to furnish as it may reasonably require or deem necessary to determine the eligibility of such Shareholder Candidate to serve as a Trustee or to satisfy applicable law.

Shareholders may send other communications to the Trustees by addressing such correspondence directly to the Secretary of the Trust, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, MA 01111. When writing to the Board, shareholders should identify themselves, the fact that the communication is directed to the Board, the Fund they are writing about, and any relevant information regarding their Fund holdings. Except as provided below, the Secretary shall either (i) provide a copy of each shareholder communication to the Board at its next regularly scheduled meeting or (ii) if the Secretary determines that the communication requires more immediate attention, forward the communication to the Board promptly after receipt. The Secretary will also provide a copy of each shareholder communication to the Trust’s Chief Compliance Officer.

The Secretary may, in good faith, determine that a shareholder communication should not be provided to the Board because it does not reasonably relate to the Trust or its operations, management, activities, policies, service providers, Board, officers, shareholders, or other matters relating to an investment in the Funds or is otherwise ministerial in nature (such as a request for Fund literature, share data, or financial information). The Secretary will provide to the Board on a quarterly basis a summary of the shareholder communications not provided to the Board by virtue of this paragraph.

Contract Committee.    The Trust has a Contract Committee, consisting of each Trustee who is not an “interested person” of the Trust. During 2011, the Contract Committee met twice. The Contract Committee performs the specific tasks assigned to independent trustees by the 1940 Act, including the periodic consideration of the Trust’s investment management agreements and subadvisory agreements.

Governance Committee.    The Trust has a Governance Committee, whose members are Messrs. Blair, Joyal, and Marshall and Msses. Furman, Merrifield, and Sarsynski. During 2011, the Governance Committee met twice. The Governance Committee oversees board governance issues including, but not limited to, the following: (i) to evaluate the board and committee structure and the performance of Trustees, (ii) to consider and address any conflicts, and (iii) to consider the retirement policies of the Board.

Risk Oversight

As registered investment companies, the Funds are subject to a variety of risks, including, among others, investment risks, financial risks, compliance risks, and operational risks. The Funds’ investment adviser and administrator, MassMutual, has primary responsibility for the Funds’ risk management on a day-to-day basis as part of its overall responsibilities. The Funds’ subadvisers are primarily responsible for managing investment risk as part of their day-to-day investment management responsibilities, as well as operational risks at their respective firms. The Funds’ investment adviser and Chief Compliance Officer also assist the Board in overseeing the significant investment policies of the Funds and monitor the various compliance policies and procedures approved by the Board as a part of its oversight responsibilities.

In discharging its oversight responsibilities, the Board considers risk management issues throughout the year by reviewing regular reports prepared by the Funds’ investment adviser and Chief Compliance Officer, as well as special written reports or presentations provided on a variety of risk issues, as needed. For example, the investment adviser reports to the Board quarterly on the investment performance of each of the Funds, the financial performance of the Funds, overall market and economic conditions, and legal and regulatory developments that may impact the Funds. The Fund’s Chief Compliance Officer, who reports directly to the Board’s Independent Trustees, provides presentations to the Board at its quarterly meetings and an annual report to the Board concerning (i) compliance matters relating to the Funds, the Funds’ investment adviser and subadvisers, and the Funds’ other key service providers; (ii) regulatory developments; (iii) business continuity programs; and (iv) various risks identified as part of the Funds’ compliance program assessments. The Funds’ Chief Compliance Officer also meets at least quarterly in executive session with the Independent Trustees, and communicates significant compliance-related issues and regulatory developments to the Audit Committee between Board meetings.

In addressing issues regarding the Funds’ risk management between meetings, appropriate representatives of the investment adviser communicate with the Chairman of the Trust, the Chairman of the Audit Committee, or the Funds’ Chief Compliance Officer. As appropriate, the Trustees confer among themselves, or with the Funds’ Chief Compliance Officer, the investment adviser, other service providers, and independent legal counsel, to identify and review risk management issues that may be placed on the full Board’s agenda.

The Board also relies on its committees to administer the Board’s oversight function. The Audit Committee assists the Board in reviewing with the investment adviser and the Funds’ independent auditors, at various times throughout the year, matters relating to the annual audits, financial accounting and reporting matters, and the internal control environment at the service providers that provide financial accounting and reporting for the Funds. The Audit Committee also meets annually with representatives of the investment adviser’s Corporate Audit Department to review the results of internal audits of relevance to the Funds. This and the Board’s other committees present reports to the Board that may prompt further discussion of issues concerning the oversight of the Funds’ risk management. The Board may also discuss particular risks that are not addressed in the committee process.

Share Ownership of Trustees and Officers of the Trust

The table below sets forth information regarding the Trustees’ beneficial ownership of Trust shares, based on the value of such shares as of December 31, 2011.

Name of Trustee	The Dollar Range of Equity Securities Beneficially Owned in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Richard H. Ayers	None	None
Allan W. Blair	None	over $100,000
Nabil N. El-Hage	None	$10,001-$50,000
Maria D. Furman	None	$10,001-$50,000
R. Alan Hunter, Jr.	None	None
F. William Marshall, Jr.	None	None
C. Ann Merrifield	None	None
Susan B. Sweeney	None	None
Interested Trustees
Robert E. Joyal	None	None
Elaine A. Sarsynski	None	None

The ownership information shown above does not include units of separate investment accounts that invest in one or more registered investment companies overseen by a Trustee in the family of investment companies held in a 401(k) plan or amounts held under a deferred compensation plan that are valued based on “shadow investments” in one or more such registered investment companies. As of December 31, 2011, these amounts were as follows: Mr. Ayers, over $100,000; Mr. Blair, over $100,000; Mr. Hunter, over $100,000; Mr. Joyal, over $100,000; Mr. Marshall, $1-$10,000; and Ms. Sarsynski, $50,001-$100,000.

The Fund will commence operations on or following the date of this SAI, and, therefore, the Trustees and officers of the Trust, individually and as a group, do not beneficially own any of the outstanding shares of any class of any of the Funds as of the date of this SAI.

To the knowledge of the Trust, as of December 31, 2011, the Independent Trustees and their immediate family members did not own beneficially or of record securities of an investment adviser, subadviser, principal underwriter, or sponsoring insurance company of the Funds or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser, subadviser, principal underwriter, or sponsoring insurance company of the Funds.

Trustee Compensation

Effective January 1, 2012, the Trust, on behalf of each Fund, pays each of its Trustees who is not an officer or employee of MassMutual a fee of $11,700 per quarter plus a fee of $2,700 per in-person meeting attended and the annual Contract Committee meeting. The Chairperson of the Board is paid an additional 50% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairperson of the Audit Committee is paid an additional 10% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairpersons of each of the Contract Committee, the Nominating Committee, and the Governance Committee are paid an additional 5% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. Such Trustees who serve on the Audit Committee, other than the Chairperson, are paid an additional 4% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. No additional fees are paid for attending any other committee meetings or any special telephonic meetings. In addition, the Trust reimburses out-of-pocket business travel expenses to such Trustees. Trustees who are officers or employees of MassMutual receive no fees from the Trust.

At the start of the 2011 fiscal year, the Trust, on behalf of each Fund, paid each of its Trustees who was not an officer or employee of MassMutual a fee of $12,900 per quarter plus a fee of $3,600 per in-person meeting attended and the annual Contract Committee meeting. The Chairperson of the Board was paid an additional 50% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairperson of the Audit Committee was paid an additional 10% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairpersons of each of the Contract Committee, the Nominating Committee, and the Governance Committee were paid an additional 5% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. Such Trustees who served on the Audit Committee, other than the Chairperson, were paid an additional 4% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. No additional fees were paid for attending any other committee meetings or any special telephonic meetings. In addition, the Trust reimbursed out-of-pocket business travel expenses to such Trustees. Trustees who were officers or employees of MassMutual received no fees from the Trust.

The following table discloses actual compensation paid to Trustees of the Trust during the 2011 fiscal year. The Trust has no pension or retirement plan, but does have a deferred compensation plan. The plan provides for amounts deferred prior to July 1, 2008, plus interest, to be credited a rate of interest of eight percent (8%). Amounts deferred after July 1, 2008, plus or minus earnings, are “shadow invested” and earn the rate of return equal to the rate of return earned by the funds in which such amounts are shadow invested.

Name of Trustee	Aggregate Compensation from the Fund	Deferred Compensation and Interest Accrued as part of Fund Expenses	Total Compensation from Fund and Fund Complex Paid to Trustees
Richard H. Ayers	N/A	$107,037	$179,000
Allan W. Blair	$72,384	N/A	$120,640
Mary E. Boland[1]	N/A	$88,635	$153,425
Nabil N. El-Hage[2]	$0	N/A	$177,801
Maria D. Furman[2]	$0	N/A	$145,038
R. Alan Hunter, Jr.	$76,560	$18,435	$157,295
Robert E. Joyal	N/A	$77,813	$131,799
F. William Marshall, Jr.	$64,080	$8,896	$323,920
C. Ann Merrifield[2]	$0	N/A	$114,700
Elaine A. Sarsynski[3]	$0	$0	$0
Susan B. Sweeney	$72,384	N/A	$120,640

1	Retired as of December 31, 2011.
2	Joined the Board as of January 1, 2012, and therefore received no compensation from the Trust during 2011.
3	Ms. Sarsynski, as an employee of MassMutual, received no compensation for her role as a Trustee to the Trust.

INVESTMENT ADVISORY AND OTHER SERVICE AGREEMENTS

Investment Adviser

MassMutual serves as investment adviser to each Fund pursuant to Investment Management Agreements with the Trust on behalf of the Funds (each, an “Advisory Agreement”). Under each Advisory Agreement, MassMutual is obligated to provide for the management of each Fund’s portfolio of securities, subject to policies established by the Trustees of the Trust and in accordance with each Fund’s investment objective, policies, and restrictions as set forth herein and in the Prospectus, and has the right to select subadvisers to the Funds pursuant to an investment subadvisory agreement (the “Subadvisory Agreement”).

The Advisory Agreement with each Fund may be terminated by the Board or by MassMutual without penalty: (i) at any time for cause or by agreement of the parties or (ii) by either party upon sixty days’ written notice to the other party. In addition, each Advisory Agreement automatically terminates if it is assigned or if its continuance is not specifically approved at least annually (after its initial 2 year period) by the Board or by the holders of a majority of the outstanding voting securities of the applicable Fund, and in either case by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. MassMutual’s liability regarding its investment management obligations and duties is limited to situations involving its willful misfeasance, bad faith, gross negligence, or reckless disregard of such obligations and duties.

MassMutual also serves as investment adviser to: MassMutual Select PIMCO Total Return Fund, MassMutual Select Strategic Bond Fund, MassMutual Select BlackRock Global Allocation Fund, MassMutual Select Diversified Value Fund, MassMutual Select Fundamental Value Fund, MassMutual Select Large Cap Value Fund, MassMutual Select Indexed Equity Fund, MassMutual Select Blue Chip Growth Fund, MassMutual Select Growth Opportunities Fund, MassMutual Select Fundamental Growth Fund, MassMutual Select Focused Value Fund, MassMutual Select Mid-Cap Value Fund, MassMutual Select Small Cap Value Equity Fund, MassMutual Select Small Company Value Fund, MassMutual Select Mid Cap Growth Equity II Fund, MassMutual Select Small Cap Growth Equity Fund, MassMutual Select Small Company Growth Fund, MassMutual Select Diversified International Fund, MassMutual Select Overseas Fund, MassMutual RetireSMARTSM In Retirement Fund, MassMutual RetireSMARTSM 2010 Fund, MassMutual RetireSMARTSM 2015 Fund, MassMutual RetireSMARTSM 2020 Fund, MassMutual RetireSMARTSM 2025 Fund, MassMutual RetireSMARTSM 2030 Fund, MassMutual RetireSMARTSM 2035 Fund, MassMutual RetireSMARTSM 2040 Fund, MassMutual RetireSMARTSM 2045 Fund, MassMutual RetireSMARTSM 2050 Fund, MassMutual RetireSMARTSM Conservative Fund, MassMutual RetireSMARTSM Moderate Fund, MassMutual RetireSMARTSM Moderate Growth Fund, and MassMutual RetireSMARTSM Growth Fund, which are series of the Trust; MassMutual Premier Money Market Fund, MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, MassMutual Premier Diversified Bond Fund, MassMutual Premier High Yield Fund, MassMutual Premier International Bond Fund, MassMutual Premier Balanced Fund, MassMutual Barings Dynamic Allocation Fund, MassMutual Premier Value Fund, MassMutual Premier Disciplined Value Fund, MassMutual Premier Main Street Fund, MassMutual Premier Capital Appreciation Fund, MassMutual Premier Disciplined Growth Fund, MassMutual Premier Small/Mid Cap Opportunities Fund, MassMutual Premier Global Fund, MassMutual Premier International Equity Fund, MassMutual Premier Focused International Fund, and MassMutual Premier Strategic Emerging Markets Fund, which are series of MassMutual Premier Funds, an open-end management investment company; MML Aggressive Allocation Fund, MML American Funds® Core Allocation Fund, MML American Funds® Growth Fund, MML American Funds® International Fund, MML Balanced Allocation Fund, MML Blue Chip Growth Fund, MML Conservative Allocation Fund, MML Equity Income Fund, MML Equity Index Fund, MML Focused Equity Fund, MML Foreign Fund, MML Fundamental Growth Fund, MML Fundamental Value Fund, MML Global Fund, MML Growth Allocation Fund, MML Growth & Income Fund, MML Income & Growth Fund, MML Large Cap Growth Fund, MML Large Cap Value Fund, MML Mid Cap Growth Fund, MML Mid Cap Value Fund, MML Moderate Allocation Fund, MML PIMCO Total Return Fund, MML Small Cap Growth Equity Fund, MML Small Company Value Fund, and MML Small/Mid Cap Value Fund, which are series of MML Series Investment Fund, an open-end management investment company; MML Blend Fund, MML China Fund, MML Equity Fund, MML High Yield Fund, MML Inflation- Protected and Income Fund, MML Managed Bond Fund, MML Money Market Fund, MML Short-Duration Bond Fund, MML Small/Mid Cap Equity Fund, and MML Strategic Emerging Markets Fund, which are series of MML Series Investment Fund II, an open-end management investment company; certain wholly-owned subsidiaries of MassMutual; and various employee benefit plans and separate investment accounts in which employee benefit plans invest.

The Trust, on behalf of each Fund, pays MassMutual an investment advisory fee monthly, at an annual rate based upon the average daily net assets of that Fund as follows:

Fund
S&P Mid Cap Index Fund	0.10%
Russell 2000 Small Cap Index Fund	0.10%
MSCI EAFE International Index Fund	0.10%

Subadviser

NTI serves as subadviser for each Fund. NTI, formerly known and conducting business as Northern Trust Investments, N.A., an indirect subsidiary of Northern Trust Corporation, is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). It primarily manages assets for institutional and individual separately managed accounts, investment companies, and bank common and collective funds. Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. NTI also provides subadvisory services for the MassMutual Select Indexed Equity Fund and the MML Equity Index Fund, a series of MML Series Investment Fund, a registered, open-end investment company for which MassMutual serves as investment adviser.

The Funds’ subadvisory fees are paid by MassMutual out of the Advisory Fees previously disclosed above.

Administrator and Sub-Administrator

MassMutual has entered into administrative services agreements (the “Administrative Services Agreements”) with the Trust, on behalf of each Fund, pursuant to which MassMutual is obligated to provide all necessary administrative and shareholder services and to bear some expenses of the Funds, such as federal and state registration fees. MassMutual may, at its expense, employ others to supply all or any part of the services to be provided to the Funds pursuant to the Administrative Services Agreements. MassMutual has entered into a sub-administration agreement with State Street. As sub-administrator, State Street assists in many aspects of fund administration and is compensated by MassMutual for providing administrative services to the Funds. The Trust, on behalf of each Fund, pays MassMutual an administrative services fee monthly at an annual rate based upon the average daily net assets of the applicable class of shares of each Fund as shown in the table below:

Fund	Class Z	Class I	Class S	Class Y	Class L	Class A
S&P Mid Cap Index Fund	0.0500%	0.1500%	0.3000%	0.4000%	0.5500%	0.4500%
Russell 2000 Small Cap Index Fund	0.0500%	0.1500%	0.3000%	0.4000%	0.5500%	0.4500%
MSCI EAFE International Index Fund	0.0500%	0.1500%	0.3000%	0.4000%	0.5500%	0.4500%

THE DISTRIBUTOR

The Funds’ shares are continuously distributed by MML Distributors, LLC (the “Distributor”), located at 1295 State Street, Springfield, Massachusetts 01111-0001, pursuant to a Principal Underwriter Agreement with the Trust dated as of February 6, 2006, as amended (the “Distribution Agreement”). The Distributor pays commissions to its selling dealers as well as the costs of printing and mailing prospectuses to potential investors and of any advertising incurred by it in connection with distribution of shares of the Funds. The Distributor is a wholly-owned subsidiary of MassMutual.

The Distribution Agreement continued in effect for an initial two-year period, and thereafter for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees or by a vote of a majority of the shares of the Trust; and (ii) by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such person, cast in person at a meeting called for the purpose of voting on such approval.

The Distributor has also entered into a Sub-Distributor’s Agreement with OppenheimerFunds Distributor, Inc. (the “Sub-Distributor”) dated as of February 7, 2003. The Sub-Distributor is an affiliate of the Distributor and an indirect majority-owned subsidiary of MassMutual.

MassMutual may make payments, out of its own assets, to securities dealers and other firms that enter into agreements providing the Distributor with access to representatives of those firms for the sale of shares of the Funds or with other marketing or administrative services with respect to the Funds. These payments may be a specific dollar amount, may be based on the number of customer accounts maintained by a firm, or may be based on a percentage of the value of shares of the Funds sold to, or held by, customers of the firm.

CLASS A DISTRIBUTION AND SERVICE PLANS

The Trust has adopted, with respect to the Class A shares of each Fund, a Distribution and Service Plan and Agreement (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans, by vote cast in person at a meeting called for the purpose of voting on the Plans, approved the Plans on May 23, 2012 for the Funds. Under the terms of each of the Plans, the Trust is permitted to pay, out of the assets attributable to the Class A shares of a Fund, in an amount up to .25%, in the aggregate, on an annual basis of the average daily net assets attributable to that Class, (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Class A shares of a Fund (“Distribution Fee”) and (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services (the “Servicing Fee”) to Class A shareholders. The Distribution Fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A shares of a Fund, including, but not limited to, compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in the distribution of Class A shares, preparing, printing and delivering prospectuses and reports for other than existing Class A shareholders, providing facilities to answer questions from other than existing Class A shareholders, advertising and preparation, printing and distribution of sales literature, receiving and answering correspondence, including requests for prospectuses and statements of additional information, and complying with Federal and state securities laws pertaining to the sale of Class A shares. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A shareholders of a Fund and/or maintenance of Class A shareholder accounts. MassMutual’s Servicing Fee expenditures may include, but shall not be limited to, compensation to, and expenses (including telephone and overhead expenses) of agents or employees of MassMutual or the Distributor, pension consultants or participating or introducing brokers and other financial intermediaries who assist investors in completing account forms and selecting dividend and other account options; who aid in the processing of redemption requests for Class A shares or the processing of dividend payments with respect to Class A shares; who prepare, print and deliver prospectuses and shareholder reports to Class A shareholders; who oversee compliance with federal and state laws pertaining to the sale of Class A shares; who provide information periodically to Class A shareholders showing their position in Class A shares; who issue account statements to Class A shareholders; who furnish shareholder sub-accounting; who forward communications from a Fund to Class A shareholders; who render advice regarding particular shareholder account options offered by a Fund in light of shareholder needs; who provide and maintain elective shareholder services; who provide and maintain pre-authorized investment plans for Class A shareholders; who respond to inquiries from Class A shareholders relating to such services; and/or who provide such similar services as permitted under applicable statutes, rules or regulations.

Each Plan provides that it may not be amended to materially increase the costs which Class A shareholders may bear under the Plan without the approval of a majority of the outstanding Class A shares of the Fund.

Each Plan provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the Trustees of the Trust who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or any agreements related to it. Each Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by (i) the Trustees of the Trust and (ii) the Trustees of the Trust who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or any agreements related to it. Each Plan provides that MassMutual shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

CUSTODIAN, DIVIDEND DISBURSING AGENT AND TRANSFER AGENT

State Street, located at 200 Clarendon Street, Boston, Massachusetts 02116, is the custodian of each Fund’s investments (the “Custodian”). State Street is the Funds’ transfer agent and dividend disbursing agent (the “Transfer Agent”). As custodian, State Street has custody of the Funds’ securities and maintains certain financial and accounting books and records. As Custodian and Transfer Agent, State Street does not assist in, and is not responsible for, the investment decisions and policies of the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, located at 200 Berkeley Street, Boston, Massachusetts 02116, is the Trust’s independent registered public accounting firm.

CODES OF ETHICS

The Trust, MassMutual, the Distributor, and NTI have each adopted a code of ethics (the “Codes of Ethics”) pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act. The Codes of Ethics permit Fund personnel to invest in securities, including securities that may be purchased or held by a Fund, for their own accounts, but require compliance with various pre-clearance requirements (with certain exceptions). The Codes of Ethics are on public file with, and are available from, the SEC.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Purchases and sales of securities on a securities exchange are effected by brokers, and each Fund which purchases or sells securities on a securities exchange pays a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. In the over-the-counter markets, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. Each Fund’s investment adviser or subadviser attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on the basis of their professional capability, the value and quality of their brokerage services, including anonymity and trade confidentiality, and the level of their brokerage commissions.

Under each Advisory or Subadvisory Agreement and as permitted by Section 28(e) of the Exchange Act, an investment adviser or subadviser may cause a Fund to pay a broker-dealer that provides brokerage and research services to the investment adviser or subadviser an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if the investment adviser or subadviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the investment adviser’s or subadviser’s overall responsibilities to the Trust and to its other clients. The term “brokerage and research services” includes: providing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Certain investment advisers or subadvisers may obtain third-party research from broker-dealers or non-broker-dealers by entering into commission sharing arrangements (“CSAs”). Under a CSA, the executing broker-dealer agrees that part of the commissions it earns on certain equity trades will be allocated to one or more research providers as payment for research. CSAs allow an investment adviser or subadviser to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third party research providers for research.

Research provided by brokers is used for the benefit of all of the investment adviser’s or subadviser’s clients and not solely or necessarily for the benefit of the Trust. The investment advisers or subadvisers attempt to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the investment advisers or subadvisers as a consideration in the selection of brokers to execute portfolio transactions.

The investment advisory fee that the Trust pays on behalf of each Fund to MassMutual will not be reduced as a consequence of an investment adviser’s or subadviser’s receipt of brokerage and research services. To the extent the Trust’s portfolio transactions are used to obtain such services, the brokerage commissions paid by the Trust will exceed those that might otherwise be paid, by an amount which cannot now be determined, provided that the investment adviser or subadviser determines in good faith that such excess amounts are reasonable in relation to the services provided. Such services would be useful and of value to an investment adviser or subadviser in serving both the Trust and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to an investment adviser or subadviser in carrying out its obligations to the Trust.

Subject to the overriding objective of obtaining the best execution of orders, the Funds may use broker-dealer affiliates of their respective investment advisers or subadvisers to effect portfolio brokerage transactions under procedures adopted by the Trustees. Pursuant to these procedures, the commission rates and other remuneration paid to the affiliated broker-dealer must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker.

The Funds may allocate brokerage transactions to broker-dealers (including affiliates of their respective investment advisers or subadvisers) who have entered into arrangements with the Trust under which the broker-dealer allocates a portion of the commissions paid back to the Fund. The transaction quality must, however, be comparable to that of other qualified broker-dealers.

DESCRIPTION OF SHARES

The Trust, an open-end, management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated May 28, 1993 which was amended and restated as of November 21, 2011. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year for each Fund ends on December 31.

The Declaration of Trust permits the Trustees, without shareholder approval, to issue an unlimited number of shares and divide those shares into an unlimited number of series of shares, representing separate investment portfolios with rights determined by the Trustees. Shares of the Funds are transferable and have no preemptive, subscription, or conversion rights. Shares of the Funds are entitled to dividends as declared by the Trustees. In the event of liquidation of a Fund, the Trustees would distribute, after paying or otherwise providing for all charges, taxes, expenses, and liabilities belonging to the Fund, the remaining assets belonging to the Fund among the holders of outstanding shares of the Fund. The Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of 36 series, 3 of which are described in this SAI.

The Trustees may divide the shares of any series into two or more classes having such preferences or special or relative rights and privileges as the Trustees may determine, without obtaining shareholder approval. The Trustees have currently authorized the establishment and designation of up to 7 classes of shares for each series of the Trust: Class A Shares, Class I Shares, Class L Shares, Class N Shares, Class S Shares, Class Y Shares, and Class Z Shares. All shares of a particular class of each series represent an equal proportionate interest in the assets and liabilities belonging to that series allocable to that class.

The Trustees may also, without shareholder approval, combine two or more existing series (or classes) into a single series (or class).

The Declaration of Trust provides for the perpetual existence of the Trust. The Declaration of Trust, however, provides that the Trust may be terminated at any time by vote of at least 50% of the shares of each series entitled to vote and voting separately by series or by the Trustees by written notice to the shareholders. Any series of the Trust may be terminated by vote of at least 50% of shareholders of that series or by the Trustees by written notice to the shareholders of that series.

Shares of the Funds entitle their holders to one vote per share, with fractional shares voting proportionally, in the election of Trustees and on other matters submitted to the vote of shareholders. On any matter submitted to a vote of shareholders, all shares of the Trust then entitled to vote shall, except as otherwise provided in the Declaration of Trust or the Bylaws, be voted in the aggregate as a single class without regard to series or class, except that: (i) when required by the 1940 Act or when the Trustees shall have determined that the matter affects one or more series or classes materially differently, shares will be voted by individual series or class; and (ii) when the Trustees have determined that the matter affects only the interests of one or more series or classes, then only shareholders of such series or classes shall be entitled to vote thereon. A separate vote will be taken by the applicable Fund on matters affecting the particular Fund, as determined by the Trustees. For example, a change in a fundamental investment policy for a particular Fund would be voted upon only by shareholders of that Fund. In addition, a separate vote will be taken by the applicable class of a Fund on matters affecting the particular class, as determined by the Trustees. For example, the adoption of a distribution plan relating to a particular class and requiring shareholder approval would be voted upon only by shareholders of that class. Shares of each Fund have noncumulative voting rights with respect to the election of trustees.

The Trust is not required to hold annual meetings of its shareholders. However, special meetings of the shareholders may be called for the purpose of electing Trustees and for such other purposes as may be prescribed by law, by the Declaration of Trust, or by the Bylaws. There will normally be no meetings of shareholders for the purpose of electing Trustees except that the Trust will hold a shareholders’ meeting as required by applicable law or regulation.

The Declaration of Trust may be amended by the Trustees without a shareholder vote, except to the extent a shareholder vote is required by applicable law, the Declaration of Trust or the Bylaws, or as the Trustees may otherwise determine.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees, or officers for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and require that notice of such disclaimer be given in each note, bond, contract, instrument, certificate, or undertaking made or issued on behalf of the Trust by the Trustees or officers. In addition, the Declaration of Trust provides that shareholders of a Fund are entitled to indemnification out of the assets of their Fund to the extent that they are held personally liable for the obligations of their Fund solely by reason of being or having been a shareholder. Thus, the risk of a shareholder of a Fund incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and his or her Fund is unable to meet its obligations.

The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency, and servicing expenses, but the Trustees have no present intention to charge shareholders directly for such expenses.

The Declaration of Trust further provides that a Trustee will not be personally liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust also provides for indemnification of each of its Trustees and officers, except that such Trustees and officers may not be indemnified against any liability to the Trust or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

REDEMPTION OF SHARES

With respect to each Fund, the Trustees may suspend the right of redemption, postpone the date of payment, or suspend the determination of NAV: (a) for any period during which the NYSE is closed (other than for customary weekend and holiday closing); (b) for any period during which trading in the markets the Fund normally uses is, as determined by the SEC, restricted; (c) when an emergency exists as determined by the SEC so that disposal of the Fund’s investments or a determination of its NAV is not reasonably practicable; or (d) for such other periods as the SEC by order may permit for the protection of the Trust’s shareholders. While the Trust’s Declaration of Trust would permit it to redeem shares in cash or other assets of the Fund or both, the Trust has filed an irrevocable election with the SEC to pay in cash all requests for redemption received from any shareholder if the aggregate amount of such requests in any 90-day period does not exceed the lesser of $250,000 or 1% of a Fund’s net assets.

VALUATION OF PORTFOLIO SECURITIES

The NAV of each Fund’s shares is determined once daily as of the close of regular trading on the NYSE, on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. The NYSE currently is not open for trading on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each Fund calculates the NAV of each of its classes of shares by dividing the total value of the assets attributable to that class, less the liabilities attributable to that class, by the number of shares of that class that are outstanding.

Equity securities and derivative contracts that are actively traded on a national securities exchange are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee1 in accordance with procedures approved by the Board, and under the general oversight of the Board. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may

[1]

The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values, that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Board, and under the general oversight of the Board.

The prices of foreign securities are quoted in foreign currencies. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Changes in the exchange rate, therefore, if applicable, will affect the NAV of shares of a Fund even when there has been no change in the values of the foreign securities measured in terms of the currency in which they are denominated.

The proceeds received by each Fund for each issue or sale of its shares, all net investment income, and realized and unrealized gain will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the Trust’s books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds are to be allocated in proportion to the NAVs of the respective Funds except where allocations of direct expenses can otherwise be fairly made. Each class of shares of a Fund will be charged with liabilities directly attributable to such class, and other Fund expenses will be allocated in proportion to the NAVs of the respective classes.

TAXATION

Taxation of the Funds: In General

Each Fund intends to elect and qualify each year to be taxed as a regulated investment company under Subchapter M of the Code. In order to qualify as a “regulated investment company,” a Fund must, among other things:

(a)	derive at least 90% of its gross income for each taxable year from

(i)	dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and

(ii)	net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b)	distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and its net tax-exempt income, for such year; and

(c)	diversify its holdings so that, at the close of each quarter of its taxable year,

(i)	at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and

(ii)	not more than 25% of the value of its total assets is invested (x) in the securities of any one issuer or two or more issuers which the Fund controls and that are engaged in the same, similar, or related trades or businesses (other than U.S. Government securities), or (y) in the securities of one or more qualified publicly traded partnerships (as defined below).

For purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” will be treated as qualifying income. A “qualified publicly traded partnership” is a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in (c) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also for purposes of the diversification test in (c) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to identification of the issuer for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (c) above.

In general, if a Fund qualifies as a regulated investment company that is accorded special tax treatment, that Fund will not be subject to federal income tax on income paid in a timely manner to its shareholders in the form of dividends (including capital gain dividends). As a series of a Massachusetts business trust, a Fund under present law will not be subject to any excise or income taxes imposed by Massachusetts.

If a Fund were to fail to meet the income diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such failure for any year, or if a Fund were otherwise to fail to qualify as a regulated investment company in any taxable year, that Fund would be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividend income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders or possibly to be treated as qualified dividend income to individual shareholders. Finally, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a regulated investment company.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain. Investment company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained. However, a Fund may designate the retained net capital gain amount as undistributed capital gains in a timely notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If a Fund makes this designation, the tax basis of shares owned by a shareholder of a Fund will, for Federal income tax purposes, be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance the Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a capital gain dividend, its taxable income, and its earnings and profits, a regulated investment company may elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and certain late-year ordinary losses (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. If a Fund has a net capital loss for any year, the amount thereof may be carried forward to offset capital gains in future years, thereby reducing the amount the Fund would otherwise be required to distribute in such future years to qualify for the special tax treatment accorded regulated investment companies and avoid a Fund-level tax. If a Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. If a Fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. A Fund must use any post-2010 losses, which will not expire, before it uses any pre-2011 losses. This may increase the likelihood that pre-2011 losses, if any, will expire unused. See the most recent annual shareholder report for each Fund’s capital loss carryovers as of the end of its most recently ended fiscal year.

A nondeductible excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund’s “required distribution” over its actual distributions in any calendar year. Generally, the “required distribution” is 98% of the Fund’s ordinary income for the calendar year plus 98.2% of its capital gain net income recognized during the one-year period ending on October 31 (or later, if the Fund is permitted to elect and so elects) plus undistributed amounts from prior years. For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 (or later if a Fund makes the election referred to above) are treated as arising on January 1 of the following calendar year. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so. Distributions declared by a Fund during October, November, or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

Under current law, a Fund may treat the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the undistributed investment company taxable income and net capital gain of the Fund as a distribution of investment company taxable income and net capital gain on the Fund’s tax return. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that a Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. This practice may also reduce the amount of the distributions required to be made to non-redeeming shareholders. The amount of any undistributed income will be reflected in the value of the shares of the Fund, and thus the total return on a shareholder’s investment will not be reduced as a result of the distribution policy.

Fund Distributions

Except in the case of certain shareholders eligible for preferential tax treatment, e.g., qualified retirement or pension trusts, shareholders of each Fund generally will be subject to federal income taxes on Fund distributions as described herein. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares through a dividend reinvestment plan. A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to the fair market value of the new shares issued to the shareholder.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares), even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s NAV also reflects unrealized losses.

Distributions by each Fund of investment income generally will be taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than by how long a shareholder has owned his or her shares. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Properly reported distributions of long-term capital gains, if any, will be taxable to shareholders as long-term capital gains. Tax rules can alter a Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Long-term capital gain rates applicable to individuals have been reduced—in general, to 15% with a 0% rate applying to taxpayers in the 10% and 15% brackets—for taxable years beginning before January 1, 2013. It is currently unclear whether this long-term capital gain rate reduction will be extended for taxable years beginning on or after January 1, 2013.

For taxable years beginning before January 1, 2013, distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gains, provided that both the shareholder and the Fund meet certain holding period and other requirements. In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund must meet certain holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet certain holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income reported by each Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. It is currently unclear whether the special tax treatment of qualified dividend income will be extended for taxable years beginning on or after January 1, 2013.

Dividends of net investment income received by corporate shareholders of each Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent those dividends are reported as being attributable to qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (less than 91 days during the 181-day period beginning 90 days before such date in the case of certain preferred stock), or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) otherwise by application of the Code.

A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.

Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction, or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, may not constitute qualified dividend income to individual shareholders and may not be eligible for the dividends-received deduction for corporate shareholders.

For taxable years beginning on or after January 1, 2013, Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates over certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, exchange, or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the Fund.

If a Fund makes a distribution to a shareholder in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder’s tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in his or her shares, thus reducing any loss or increasing any gain on the shareholder’s subsequent taxable disposition of his or her shares.

Sales, Redemptions, and Exchanges

Sales, redemptions, and exchanges of each Fund’s shares are taxable events and, accordingly, shareholders subject to federal income taxes may realize gains and losses on these transactions. If shares have been held for more than one year, gain or loss realized generally will be long-term capital gain or loss, provided the shareholder holds the shares as a capital asset. Otherwise, the gain or loss on a taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, a loss on a sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Further, no loss will be allowed on a sale of Fund shares to the extent the shareholder acquires identical shares of the same Fund within 30 days before or after the disposition. In such case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss. In the case of individuals holding shares in a Fund directly, upon the sale, redemption or exchange of Fund shares, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide the shareholder and the IRS with cost basis and certain other related tax information about the Fund shares sold, redeemed, or exchanged. See the Funds’ Prospectus for more information.

Under Treasury regulations, if a shareholder recognizes a loss with respect to Fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Certain Investments in Debt Obligations

Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by a Fund will be treated as being issued with original issue discount (“OID”). Generally, the amount of the OID is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Payment-in-kind securities will also give rise to income which is required to be distributed even though a Fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income by the Fund.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having OID, or acquisition discount in the case of certain types of debt obligations. Generally, the Fund will be required to include the OID, or acquisition discount, as ordinary income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income by the Fund.

As indicated above, a Fund that invests in certain debt instruments may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. The Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and interest. These and other related issues will be addressed by each Fund when, and if, it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Derivative Transactions

If a Fund engages in derivative transactions, including transactions in options, futures contracts, forward contracts, swap agreements, foreign currencies, and straddles, or other similar transactions, including for hedging purposes, it will be subject to special tax rules (including constructive sale, mark-to- market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

A Fund’s transactions in foreign currency-denominated debt instruments and certain of its derivative activities may produce a difference between its book income and its taxable income. If a Fund’s book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company and to eliminate fund-level income tax.

Foreign Taxes and Investments

Investment income and gains received by a Fund from sources outside the United States might be subject to foreign taxes that are withheld at the source or other foreign taxes. The effective rate of these foreign taxes cannot be determined in advance because it depends on the specific countries in which a Fund’s assets will be invested, the amount of the assets invested in each such country and the possibility of treaty relief.

A Fund may invest in one or more “passive foreign investment companies” (“PFICs”). A PFIC is generally any foreign corporation: (i) 75 percent or more of the income of which for a taxable year in the Fund’s holding period is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains.

Investment by a Fund in PFICs could subject the Fund to a U.S. federal income tax or other charge on distributions received from PFICs or on the proceeds from the sale of its investments in the PFICs. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may be able to make an election that would avoid the imposition of that tax. For example, a Fund may in certain cases elect to treat a PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund will be required to include in its income its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company. A Fund also may make an election to mark the gains (and to a limited extent losses) in a PFIC “to the market” as though it had sold and repurchased its holdings in the PFIC on the last day of the Fund’s taxable year. Such gains and losses are generally treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income by the Fund (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and other charges described above in some instances.

Finally, a Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations, and certain foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Such ordinary income treatment may increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses resulting from such transactions cannot be carried forward by a Fund to offset income or gains earned in subsequent taxable years.

Certain Investments in Real Estate Investment Trusts

If a Fund invests in equity securities of REITs, such investments may result in the fund’s receipt of cash in excess of the REIT’s earnings. If a Fund distributes such amounts, such distribution could constitute a return of capital to the Fund’s shareholders for federal income tax purposes. Investments in REIT equity securities also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

A Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in CMOs with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS and Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as the Funds, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or TMP interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan, or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.

Unrelated Business Taxable Income

Income of a regulated investment company that would be UBTI if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt shareholder of the regulated investment company. Notwithstanding this “blocking” effect, a tax-exempt shareholder of a Fund could realize UBTI by virtue of its investment in a Fund if shares in that Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs as described above.

Special tax consequences also apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT, as defined in section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income” (which is described earlier). Rather, if at any time during any taxable year a CRT or one of certain other tax-exempt shareholders that is treated as a “disqualified organization” under the Code (such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then such Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which the IRS guidance in respect of CRTs remains applicable in light of the December 2006 CRT legislation is unclear. To the extent permitted under the 1940 Act, the Funds may elect to allocate any such tax specially to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Funds. CRTs are urged to consult their tax advisers concerning the consequences of investing in the Funds.

Commodity-Linked Instruments. A Fund’s investments in commodity-linked instruments can bear on or be limited by the Fund’s intention to qualify as a RIC. Income and gains from certain commodity-linked instruments does not constitute qualifying income to a RIC for purposes of the 90% gross income test described above. The tax treatment of certain other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC. If a Fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the Fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a RIC unless it is eligible to and does pay a tax at the Fund level.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts legislation providing otherwise.

Non U.S. Shareholders

In general, dividends (other than capital gain dividends) paid by a Fund to a shareholder that is not a “United States person” within the meaning of the Code (such shareholder, a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of thirty percent (30%) (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

However, for taxable years of a Fund beginning before January 1, 2012, a Fund was not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that had not provided a satisfactory statement that the beneficial owner was not a U.S. person, (x) to the extent that the dividend was attributable to certain interest on an obligation if the foreign person was the issuer or was a ten percent (10%) shareholder of the issuer, (y) that was within certain foreign countries that had inadequate information exchange with the United States, or (z) to the extent the dividend was attributable to interest paid by a person that was a “related person” of the foreign person and the foreign person was a controlled foreign corporation) from U.S.-source interest income that, in general, would not have been subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions were properly reported as such by a Fund (an “interest-related dividend”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions were properly reported as such by a Fund (a “short-term capital gain dividend”). Depending on the circumstances, a Fund was permitted to choose not to report potentially eligible distributions as interest-related and/or short-term capital gain dividends and/or treat such dividends, in whole or in part, as ineligible for these exemptions from withholding. In the case of shares held through an intermediary, the intermediary may have withheld even if the Fund were to report a distribution as an interest-related or short-term capital gain dividend. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

This exemption from withholding for interest-related and short-term capital gain dividends has expired for distributions with respect to taxable years of the Fund beginning on or after January 1, 2012. Therefore, as of the date of this SAI, the Fund (or intermediary, as applicable) is currently required to withhold on distributions to foreign shareholders attributable to net interest or short-term capital gains that were formerly eligible for this withholding exemption. It is currently unclear whether Congress will extend these exemptions for distributions with respect to taxable years of a RIC beginning on or after January 1, 2012, or what the terms of such an extension would be, including whether such extension would have retroactive effect.

Under U.S. federal tax law, a beneficial holder of shares who or which is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on capital gain dividends unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating one hundred eighty-three (183) days or more during the year of the sale or capital gain dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund or to the Capital Gain Dividend the foreign shareholder received (as described below).

Beneficial holders that are foreign persons with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents, or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisers.

Special rules would apply if a Fund were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If a Fund were a USRPHC or would be a USRPHC but for the exceptions referred to above, any distributions by the Fund to a foreign person (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to (i) distributions received by the Fund from a lower-tier REIT that the Fund is required to treat as USRPI gain in its hands, or (ii) prior to January 1, 2012, (a) gains realized by the Fund on the disposition of USRPIs or (b) distributions received by the Fund from a lower-tier regulated investment company that the Fund is required to treat as USRPI gain in its hands, generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign person being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign person, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign person’s current and past ownership of the Fund. It is currently unclear whether Congress will extend the expiring “look-through” provisions described in clause (ii) above to distributions by a Fund to a foreign person made on or after January 1, 2012, and what the terms of any such extension would be, including whether any such extension would have retroactive effect to January 1, 2012.

In addition, if the Fund were a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

Beneficial holders that are foreign persons should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in the Fund.

Certain Additional Reporting and Withholding Requirements

Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”), beginning in 2014 or 2015, depending on the type of payment. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued preliminary guidance with respect to these rules; such guidance is potentially subject to material change. Very generally, it is possible that all or a portion of distributions made by the Fund on or after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends), will be subject to the 30% withholding requirement. Payments will generally not be subject to withholding under these rules so long as shareholders provide the Fund with certifications or other documentation as the Fund may request including, to the extent required, with regard to their direct and indirect owners. Payments to a foreign shareholder that is a “foreign financial institution” (as defined under these rules) will generally be subject to withholding unless such shareholder: (i) enters into, and provides certification to the Fund of, a valid and timely information reporting and withholding agreement with the IRS to report, among other requirements, required information including about certain direct and indirect U.S. investors or U.S. accounts, or (ii) otherwise complies with applicable guidance. Future guidance may exempt certain foreign financial institutions from these requirements, but it is currently unclear whether or when such regulations will be issued.

General Considerations

Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

The foregoing discussion of the U.S. federal income tax consequences of investment in the Funds is a general and abbreviated summary based on the applicable provisions of the Code, U.S. Treasury regulations, and other applicable authority currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action, possibly with retroactive effect. This discussion of the federal income tax treatment of the Funds and their shareholders does not describe in any respect the tax treatment of any particular arrangement,

e.g., tax-exempt trusts or insurance products, pursuant to which or by which investments in the Funds may be made. Shareholders should consult their tax advisers as to their own tax situation, including possible foreign, state, and local taxes.

EXPERTS

Ropes & Gray LLP, The Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199-3600 serves as counsel to the Trust.

GLOSSARY

Duration:    indicates how interest rate changes will affect a debt instrument’s price. As a measure of a fixed income security’s cash flow, duration is an alternative to the concept of “term to maturity” in assessing the price volatility associated with changes in interest rates. Generally, the longer the duration, the more volatility an investor should expect. For example, the market price of a bond with a duration of two years would be expected to decline 2% if interest rates rose 1%. Conversely, the market price of the same bond would be expected to increase 2% if interest rates fell 1%. The market price of a bond with a duration of four years would be expected to increase or decline twice as much as the market price of a bond with a two-year duration. Duration measures a security’s maturity in terms of the average time required to receive the present value of all interest and principal payments as opposed to its term to maturity. The maturity of a security measures only the time until final payment is due; it does not take account of the pattern of a security’s cash flow over time, which would include how cash flow is affected by prepayments and by changes in interest rates. Incorporating a security’s yield, coupon interest payments, final maturity, and option features into one measure, duration is computed by determining the weighted average maturity of a bond’s cash flows, where the present values of the cash flows serve as weights. Determining duration may involve a Fund’s investment adviser’s or subadviser’s estimates of future economic parameters, which may vary from actual future values.

NRSRO:    means a nationally recognized statistical rating organization. For a description of the ratings of three NRSROs, S&P, Moody’s, and Fitch, see the Appendix to the SAI. For example, the four investment grade ratings in descending order for debt securities as rated by Moody’s are Aaa, Aa, A, and Baa- including Baa3. The four investment grade ratings for debt securities as rated by S&P are AAA, AA, A, and BBB- including BBB-. For commercial paper, Moody’s two highest ratings are P-1 and P-2 and S&P’s two highest ratings are A-1 and A-2.

U.S. Government Securities:    include obligations issued, sponsored, assumed, and guaranteed as to principal and interest by the Government of the United States, its agencies and instrumentalities, and securities backed by such obligations, including FHA/VA guaranteed mortgages.

The name MassMutual Select Funds is the designation of the Trustees under a Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The obligations of such Trust are not personally binding upon, nor shall resort be had to the property of any of the Trustees, shareholders, officers, employees, or agents of such Trust, but only the property of the relevant series of the Trust shall be bound.

APPENDIX A—DESCRIPTION OF SECURITIES RATINGS

Although the ratings of fixed income securities by S&P, Moody’s, and Fitch are a generally accepted measurement of credit risk, they are subject to certain limitations. For example, ratings are based primarily upon historical events and do not necessarily reflect the future. Furthermore, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

The descriptions of the S&P, Moody’s, and Fitch’s commercial paper and bond ratings are set forth below.

Commercial Paper Ratings:

S&P commercial paper ratings are graded into four categories, ranging from A for the highest quality obligations to D for the lowest. Issues assigned the highest rating of A are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety. The A-1 and A-2 categories are described as follows:

A-1	This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be noted with a plus (+) sign designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody’s employs three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers. The two highest designations are as follows:

Issuers (or supporting institutions) rated Prime-1 (or P-1) have a superior ability for repayment of senior short-term debt obligations. Prime-1 (or P-1) repayment ability will normally be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers (or supporting institutions) rated Prime-2 (or P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch’s Short-Term Credit Ratings are graded into six categories, ranging from ‘F-1’ for the highest quality obligations to ‘D’ for the lowest. The F-1 and F-2 categories are described as follows:

“F-1”: Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F-2”: A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

Bond Ratings:

S&P describes its four highest ratings for corporate debt as follows:

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas such debt normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s describes its four highest corporate bond ratings as follows:

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they compose what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch describes its four highest long-term credit ratings as follows:

AAA—“AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA—“AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A—“A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB—“BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

A “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC.”

S&P describes its below investment grade ratings for corporate debt as follows:

BB, B, CCC, CC, C—Debt rated “BB,” “B,” “CCC,” “CC,” and “C” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation, “BB” indicates the lowest degree of speculation, and “C” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB—Debt rated “BB” has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The “BB” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BBB–” rating.

B—Debt rated “B” has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The “B” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BB” or “BB–” rating.

CCC—Debt rated “CCC” has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The “CCC” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “B” or “B–” rating.

CC—The rating “CC” is typically applied to debt subordinated to senior debt that is assigned an actual or implied “CCC” rating.

C—The rating “C” is typically applied to debt subordinated to senior debt which is assigned an actual or implied “CCC–” debt rating. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D—Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody’s describes its below investment grade corporate bond ratings as follows:

Ba—Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B—Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca—Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C—Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch describes its below investment grade long-term credit ratings as follows:

BB—“BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B—“B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C—Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

DDD, DD, D—The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90% and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

APPENDIX B—PROXY VOTING POLICIES

The following represents the proxy voting policies (the “Policies”) of the MassMutual Select Funds (the “Fund”) with respect to the voting of proxies on behalf of each series of the Fund (the “Series”). It is the general policy of the Fund, and Massachusetts Mutual Life Insurance Company (“MassMutual”) as investment manager to the Series, to delegate (with the exception of any “Fund of Funds” or “Feeder Funds”) voting responsibilities and duties with respect to all proxies to the subadvisers (the “Subadvisers”) of the Series.

I.    GENERAL PRINCIPLES

In voting proxies, the Subadvisers will be guided by general fiduciary principles and their respective written proxy voting policies. The Subadvisers will act prudently and solely in the best interest of the beneficial owners of the accounts they respectively manage, and for the exclusive purpose of providing benefit to such persons.

II.    SUBADVISERS

1.  The Subadvisers each have the duty to provide a copy of their written proxy voting policies to MassMutual and the Fund annually. The Subadvisers’ written proxy voting policies will maintain procedures that address potential conflicts of interest.

2.  The Subadvisers will each maintain a record of all proxy votes exercised on behalf of each series of the Funds for which they act as subadviser and will furnish such records to MassMutual and the Fund annually.

3.  The Subadvisers will report proxy votes that deviated from their normal proxy voting policies and any exceptions to their proxy voting policies to MassMutual quarterly.

4.  The Subadvisers will provide the Fund and MassMutual with all such information and documents relating to the Subadvisers’ proxy voting in a timely manner, as necessary for the Fund and MassMutual to comply with applicable laws and regulations.

III.    THE FUND AND MASSMUTUAL

1.  The Chief Compliance Officer of the Fund will annually update the Trustees after a review of the Subadvisers’ proxy voting policies and voting records summary.

2.  The Trustees of the Fund will not vote proxies on behalf of the Fund or the Series.

3.  MassMutual will not vote proxies on behalf of the Fund or the Series, except that MassMutual will vote proxies on behalf of any Funds of Funds for which it serves as investment adviser.

4.  Whenever a Feeder Fund, as an interest holder of a Master Fund, is requested to vote on any matter submitted to interest holders of the Master Fund, a Feeder Fund will either hold a meeting of its shareholders to consider such matters and cast its votes in proportion to the votes received from its shareholders (shares for which a Feeder Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Feeder Fund shareholders) or cast its votes, as an interest holder of the Master Fund, in proportion to the votes received by the Master Fund from all other interest holders of the Master Fund.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the Securities and Exchange Commission’s website at http://www.sec.gov.

NORTHERN TRUST INVESTMENTS, INC.

PROXY VOTING

The Trust, on behalf of the Funds, has delegated the voting of portfolio securities to Northern Trust Investments, Inc. (“NTI”) in its capacity as Investment Sub-Adviser. NTI has adopted proxy voting policies and procedures (the “Proxy Voting Policy”) for the voting of proxies on behalf of client accounts for which NTI has voting discretion, including the Funds. Under the Proxy Voting Policy, shares are to be voted in the best interests of the Funds.

A Proxy Committee comprised of senior NTI investment and compliance officers has adopted certain guidelines (the “Proxy Guidelines”) concerning various corporate governance issues. The Proxy Committee has the responsibility for the content, interpretation and application of the Proxy Guidelines and may apply these Proxy Guidelines with a measure of flexibility. NTI has retained an independent third party (the “Service Firm”) to review proxy proposals and to make voting recommendations to the Proxy Committee in a manner consistent with the Proxy Guidelines.

The Proxy Guidelines provide that NTI will generally vote for or against various proxy proposals, usually based upon certain specified criteria. As an example, the Proxy Guidelines provide that NTI will generally vote in favor of proposals to: (1) repeal existing classified boards and elect directors on an annual basis; (2) adopt a written majority voting or withhold policy (in situations in which a company has not previously adopted such a policy); (3) lower supermajority shareholder vote requirements for charter and bylaw amendments; (4) lower supermajority shareholder vote requirements for mergers and other business combinations; (5) increase common share authorizations for a stock split; (6) implement a reverse stock split; and (7) approve an ESOP or other broad based employee stock purchase or ownership plan, or increase authorized shares for existing plans. The Proxy Guidelines also provide that NTI will generally vote against proposals to: (1) classify the board of directors; (2) require that poison pill plans be submitted for shareholder ratification; (3) adopt dual class exchange offers or dual class recapitalizations; (4) require a supermajority shareholder vote to approve mergers and other significant business combinations; and (5) require a supermajority shareholder vote to approve charter and bylaw amendments. In certain circumstances, the Proxy Guidelines provide that proxy proposals will be addressed on a case-by-case, including those regarding executive and director compensation plans, mergers and acquisitions, poison pills, a change in the company’s state of incorporation and an increase in authorized common stock.

Except as otherwise provided in the Proxy Voting Policy, the Proxy Committee may vote proxies contrary to the recommendations of the Service Firm if it determines that such action is in the best interests of a Fund. In exercising its discretion, the Proxy Committee may take into account a variety of factors relating to the matter under consideration, the nature of the proposal and the company involved. As a result, the Proxy Committee may vote in one manner in the case of one company and in a different manner in the case of another where, for example, the past history of the company, the character and integrity of its management, the role of outside directors, and the company’s record of producing performance for investors justifies a high degree of confidence in the company and the effect of the proposal on the value of the investment. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead the Proxy Committee to conclude that particular proposals present unacceptable investment risks and should not be supported. The Proxy Committee also evaluates proposals in context. A particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package. Special circumstances may also justify casting different votes for different clients with respect to the same proxy vote.

NTI may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships with persons having an interest in the outcome of certain votes. For example, NTI may provide trust, custody, investment management, brokerage, underwriting, banking and related services to accounts owned or controlled by companies whose management is soliciting proxies. Occasionally, NTI may also have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. NTI may also be required to vote proxies for securities issued by Northern Trust Corporation or its affiliates or on matters in which NTI has a direct financial interest, such as shareholder approval of a change in the advisory fees paid by a Fund. NTI seeks to address such conflicts of interest through various measures, including the establishment, composition and authority of the Proxy Committee and the retention of the Service Firm to perform proxy review and vote recommendation functions. The Proxy Committee has the responsibility to determine whether a proxy vote involves a potential conflict of interest and how the conflict should be addressed in conformance with the Proxy Voting Policy. The Proxy Committee may resolve such conflicts in any of a variety of ways, including the following: voting in accordance with the Proxy Guideline based recommendation of the Service Firm; voting in accordance with the recommendation of an independent fiduciary appointed for that purpose; voting pursuant to client direction by seeking instructions from the Board of Trustees of the Trust; or by voting pursuant to a “mirror voting” arrangement under which shares are voted in the same manner and proportion as shares over which NTI does not have voting discretion. The method selected by the Proxy Committee may vary depending upon the facts and circumstances of each situation.

NTI may choose not to vote proxies in certain situations or for a Fund. This may occur, for example, in situations where the exercise of voting rights could restrict the ability to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as “blocking markets”). In circumstances in which the Service Firm does not provide recommendations for a particular proxy, the Proxy Committee may obtain recommendations from analysts at NTI who review the issuer in question or the industry in general. The Proxy Committee will apply the Proxy Guidelines as discussed above to any such recommendation.

The foregoing is only a summary of the Proxy Voting Policy and Proxy Voting Guidelines. You may obtain, upon request and without charge, a full-version paper copy of the Proxy Voting Policy and Proxy Voting Guidelines by calling 800/595-9111.

APPENDIX C—ADDITIONAL PORTFOLIO MANAGER INFORMATION

Northern Trust Investments, Inc.

Brent Reeder is primarily responsible for the day-to-day management of the S&P Mid Cap Index Fund.

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Brent Reeder
Registered investment companies**	20	$16,699,040,008	0	$0
Other pooled investment vehicles	33	$87,725,706,448	0	$0
Other accounts	49	$20,954,796,305	0	$0

*	The information provided is as of March 31, 2012.
**	Does not include the S&P Mid Cap Index Fund.

Ownership of Securities:

As of March 31, 2012, the portfolio manager did not own any shares of the S&P Mid Cap Index Fund.

Brent Reeder is primarily responsible for the day-to-day management of the Russell 2000 Small Cap Index Fund.

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Brent Reeder
Registered investment companies**	20	$16,699,040,008	0	$0
Other pooled investment vehicles	33	$87,725,706,448	0	$0
Other accounts	49	$20,954,796,305	0	$0

*	The information provided is as of March 31, 2012.
**	Does not include the Russell 2000 Small Cap Index Fund.

Ownership of Securities:

As of March 31, 2012, the portfolio manager did not own any shares of the Russell 2000 Small Cap Index Fund.

Shaun Murphy is primarily responsible for the day-to-day management of the MSCI EAFE International Index Fund.

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Shaun Murphy
Registered investment companies**	10	$5,485,051,366	0	$0
Other pooled investment vehicles	21	$11,451,371,426	0	$0
Other accounts	24	$25,070,742,069	0	$0

*	The information provided is as of March 31, 2012.
**	Does not include the MSCI EAFE International Index Fund.

Ownership of Securities:

As of March 31, 2012, the portfolio manager did not own any shares of the MSCI EAFE International Index Fund.

Conflicts of Interest:

NTI’s portfolio managers are often responsible for managing one or more funds, as well as other accounts, including separate accounts and other pooled investment vehicles. A portfolio manager may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement. The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible that due to varying investment restrictions among accounts that certain investments are made for some accounts and not others or conflicting investment positions are taken among accounts. The portfolio managers have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. NTI seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, NTI has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, NTI has adopted policies limiting the circumstances under which cross-trades may be effected. NTI conducts periodic reviews of trades for consistency with these policies.

Compensation:

The compensation for NTI index portfolio managers is based on the competitive marketplace and consists of a fixed base salary plus a variable annual cash incentive award. In addition, non-cash incentives, such as stock options or restricted stock of Northern Trust Corporation, may be awarded from time to time. The annual incentive award is discretionary and is based on the financial performance of the investment business unit and Northern Trust Corporation as a whole along with a quantitative and qualitative evaluation of each portfolio manager’s investment performance. The qualitative evaluation of the portfolio managers may include, and is not limited to, an assessment of their analytical, communication, organizational and team skills, as well as substantive knowledge of their respective markets. The annual incentive award is not based on performance of the Fund or the amount of assets held in the Fund. Moreover, no material differences exist between the compensation structure for mutual fund accounts and other types of accounts.

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

PART C: OTHER INFORMATION

Item 28: Exhibits

Exhibit A:

(1) Amended and Restated Agreement and Declaration of Trust (26).

(2) Amended and Restated Memorandum and Articles of Association of MassMutual Select Cayman Global Allocation Fund I, Ltd. (25).

Exhibit B: Bylaws of MassMutual Select Funds (26).

Exhibit C: None.

Exhibit D:

(1) Investment Management Agreement between the Trust and Massachusetts Mutual Life Insurance Company (“MassMutual”) relating to the MassMutual Select PIMCO Total Return Fund dated as of November 21, 2011 (26).

(2) Amendment to Investment Management Agreement between the Trust and MassMutual relating to the MassMutual Select PIMCO Total Return Fund dated as of June 1, 2012 is filed herein as Exhibit D(2).

(3) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual Select Strategic Bond Fund dated as of November 21, 2011 (26).

(4) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual Select BlackRock Global Allocation Fund dated as of November 21, 2011 (26).

(5) Amendment to Investment Management Agreement between the Trust and MassMutual relating to the MassMutual Select BlackRock Global Allocation Fund dated as of June 1, 2012 is filed herein as Exhibit D(5).

(6) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual Select Diversified Value Fund dated as of November 21, 2011 (26).

(7) Amendment to Investment Management Agreement between the Trust and MassMutual relating to the MassMutual Select Diversified Value Fund dated as of June 1, 2012 is filed herein as Exhibit D(7).

(8) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual Select Fundamental Value Fund dated as of November 21, 2011 (26).

(9) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual Select Large Cap Value Fund dated as of November 21, 2011 (26).

(10) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual Select Indexed Equity Fund dated as of November 21, 2011 (26).

(11) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual Select Focused Value Fund dated as of November 21, 2011 (26).

(12) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual Select Fundamental Growth Fund dated as of February 22, 2012 (27).

(13) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual Select Blue Chip Growth Fund dated as of November 21, 2011 (26).

(14) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual Select Growth Opportunities Fund dated as of November 21, 2011 (26).

(15) Amendment to Investment Management Agreement between the Trust and MassMutual relating to the MassMutual Select Growth Opportunities Fund dated as of June 1, 2012 is filed herein as Exhibit D(15).

(16) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual Select Mid-Cap Value Fund dated as of November 21, 2011 (26).

(17) Amendment to Investment Management Agreement between the Trust and MassMutual relating to the MassMutual Select Mid-Cap Value Fund dated as of June 1, 2012 is filed herein as Exhibit D(17).

(18) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual Select Small Cap Value Equity Fund dated as of November 21, 2011 (26).

(19) Amendment to Investment Management Agreement between the Trust and MassMutual relating to the MassMutual Select Small Cap Value Equity Fund dated as of June 1, 2012 is filed herein as Exhibit D(19).

(20) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual Select Small Company Value Fund dated as of November 21, 2011 (26).

(21) Amendment to Investment Management Agreement between the Trust and MassMutual relating to the MassMutual Select Small Company Value Fund dated as of June 1, 2012 is filed herein as Exhibit D(21).

(22) Investment Management Agreement between the Trust and MassMutual relating to the MM S&P® Mid Cap Index Fund dated as of July 25, 2012 is filed herein as Exhibit D(22).

(23) Investment Management Agreement between the Trust and MassMutual relating to the MM Russell 2000® Small Cap Index Fund dated as of July 25, 2012 is filed herein as Exhibit D(23).

(24) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual Select Mid Cap Growth Equity II Fund dated as of November 21, 2011 (26).

(25) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual Select Small Cap Growth Equity Fund dated as of November 21, 2011 (26).

(26) Amendment to Investment Management Agreement between the Trust and MassMutual relating to the MassMutual Select Small Cap Growth Equity Fund dated as of June 1, 2012 is filed herein as Exhibit D(26).

(27) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual Select Small Company Growth Fund dated as of November 21, 2011 (26).

(28) Amendment to Investment Management Agreement between the Trust and MassMutual relating to the MassMutual Select Small Company Growth Fund dated as of June 1, 2012 is filed herein as Exhibit D(28).

(29) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual Select Diversified International Fund dated as of November 21, 2011 (26).

(30) Amendment to Investment Management Agreement between the Trust and MassMutual relating to the MassMutual Select Diversified International Fund dated as of June 1, 2012 is filed herein as Exhibit D(30).

(31) Investment Management Agreement between the Trust and MassMutual relating to the MM MSCI EAFE® International Index Fund dated as of July 25, 2012 is filed herein as Exhibit D(31).

(32) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual Select Overseas Fund dated as of November 21, 2011 (26).

(33) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual RetireSMARTSM Conservative Fund dated as of November 21, 2011 (26).

(34) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual RetireSMARTSM Moderate Fund dated as of November 21, 2011 (26).

(35) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual RetireSMARTSM Moderate Growth Fund dated as of November 21, 2011 (26).

(36) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual RetireSMARTSM Growth Fund dated as of November 21, 2011 (26).

(37) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual RetireSMARTSM In Retirement Fund dated as of November 21, 2011 (26).

(38) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual RetireSMARTSM 2010 Fund dated as of November 21, 2011 (26).

(39) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual RetireSMARTSM 2015 Fund dated as of November 21, 2011 (26).

(40) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual RetireSMARTSM 2020 Fund dated as of November 21, 2011 (26).

(41) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual RetireSMARTSM 2025 Fund dated as of November 21, 2011 (26).

(42) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual RetireSMARTSM 2030 Fund dated as of November 21, 2011 (26).

(43) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual RetireSMARTSM 2035 Fund dated as of November 21, 2011 (26).

(44) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual RetireSMARTSM 2040 Fund dated as of November 21, 2011 (26).

(45) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual RetireSMARTSM 2045 Fund dated as of November 21, 2011 (26).

(46) Investment Management Agreement between the Trust and MassMutual relating to the MassMutual RetireSMARTSM 2050 Fund dated as of November 21, 2011 (26).

(47) Investment Subadvisory Agreement between MassMutual and Pacific Investment Management Company LLC relating to the MassMutual Select PIMCO Total Return Fund dated as of June 30, 2010 (17).

(48) Investment Subadvisory Agreement between MassMutual and Western Asset Management Company relating to the MassMutual Select Strategic Bond Fund dated as of June 1, 2012 is filed herein as Exhibit D(48).

(49) Investment Subadvisory Agreement between MassMutual and Western Asset Management Company Limited relating to the MassMutual Select Strategic Bond Fund dated as of June 1, 2012 is filed herein as Exhibit D(49).

(50) Investment Subadvisory Agreement between MassMutual and BlackRock Investment Management, LLC relating to the MassMutual Select Global Allocation Fund (now known as MassMutual Select BlackRock Global Allocation Fund) dated as of November 27, 2009 (13).

(51) Amendment to Investment Subavisory Agreement between MassMutual and BlackRock Investment Management, LLC relating to the MassMutual Select Global Allocation Fund (now known as the Select BlackRock Global Allocation Fund) dated as of November 15, 2011 (25).

(52) Investment Advisory Agreement between MassMutual Select Cayman Global Allocation Fund I, Ltd. and BlackRock Investment Management, LLC relating to the MassMutual Select Cayman Global Allocation Fund I, Ltd. dated as November 14, 2011 (25).

(53) Investment Subadvisory Agreement between MassMutual and Brandywine Global Investment Management, LLC relating to the MassMutual Select Diversified Value Fund dated as of June 1, 2012 is filed herein as Exhibit D(53).

(54) Investment Subadvisory Agreement between MassMutual and Loomis, Sayles & Company, L.P. relating to the MassMutual Select Diversified Value Fund dated as of June 1, 2012 is filed herein as Exhibit D(54).

(55) Investment Subadvisory Agreement between MassMutual and Wellington Management Company, LLP relating to the MassMutual Select Fundamental Value Fund dated as of December 6, 2011 (25).

(56) Investment Subadvisory Agreement between MassMutual and Davis Selected Advisers, L.P. relating to the MassMutual Select Large Cap Value Fund dated as of August 15, 2011 (24).

(57) Investment Subadvisory Agreement between MassMutual and Northern Trust Investments, Inc. (“Northern Trust”) relating to the MassMutual Select Indexed Equity Fund dated as of August 15, 2011 (24).

(58) Investment Subadvisory Agreement between MassMutual and Harris Associates L.P. relating to the MassMutual Select Focused Value Fund dated as of December 6, 2011 (25).

(59) Investment Subadvisory Agreement between MassMutual and Wellington Management Company, LLP relating to the MassMutual Select Fundamental Growth Fund dated as of February 22, 2012 (27).

(60) Investment Subadvisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MassMutual Select Blue Chip Growth Fund dated as of February 16, 2006 (3).

(61) Amendment to Investment Subadvisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MassMutual Select Blue Chip Growth Fund dated as of November 28, 2007 (7).

(62) Amendment Two to Investment Subadvisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MassMutual Select Blue Chip Growth Fund dated as of June 1, 2008 (10).

(63) Investment Subadvisory Agreement between MassMutual and Sands Capital Management, LLC relating to the MassMutual Select Growth Opportunities Fund dated as of August 15, 2011 (24).

(64) Investment Subadvisory Agreement between MassMutual and Delaware Management Company relating to the MassMutual Select Growth Opportunities Fund dated as of December 6, 2011 (25).

(65) Investment Subadvisory Agreement between MassMutual and Systematic Financial Management, L.P. relating to the MassMutual Select Mid-Cap Value Fund dated as of June 1, 2012 is filed herein as Exhibit D(65).

(66) Investment Subadvisory Agreement between MassMutual and NFJ Investment Group LLC relating to the MassMutual Select Mid-Cap Value Fund dated as of June 1, 2012 is filed herein as Exhibit D(66).

(67) Investment Subadvisory Agreement between MassMutual and Barrow, Hanley, Mewhinney & Strauss, LLC relating to the MassMutual Select Small Cap Value Equity Fund dated as June 1, 2012 is filed herein as Exhibit D(67).

(68) Investment Subadvisory Agreement between MassMutual and Wellington Management Company, LLP relating to the MassMutual Select Small Cap Value Equity Fund dated as of December 6, 2011 (25).

(69) Investment Subadvisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MassMutual Small Company Value Fund (now known as MassMutual Select Small Company Value Fund) dated as of December 31, 2001 is incorporated by reference to Exhibit D(24) of Registrant’s Post-Effective Amendment No. 19 to the Registration Statement filed via EDGAR on February 20, 2002.

(70) Amendment to Investment Subadvisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MassMutual Small Company Value Fund (now known as MassMutual Select Small Company Value Fund) dated as of June 1, 2008 (10).

(71) Investment Subadvisory Agreement between MassMutual and Federated Clover Investment Advisors relating to the MassMutual Select Small Company Value Fund dated as of June 1, 2012 is filed herein as Exhibit D(71).

(72) Investment Subadvisory Agreement between MassMutual and EARNEST Partners, LLC relating to the MassMutual Select Small Company Value Fund dated as of August 15, 2011 (24).

(73) Investment Subadvisory Agreement between MassMutual and Northern Trust relating to the MM S&P® Mid Cap Index Fund dated as of July 25, 2012 is filed herein as Exhibit D(73).

(74) Investment Subadvisory Agreement between MassMutual and Northern Trust relating to the MM Russell 2000® Small Cap Index Fund dated as of July 25, 2012 is filed herein as Exhibit D(74).

(75) Investment Subadvisory Agreement between MassMutual and T. Rowe Price Associates Inc. relating to the MassMutual Mid Cap Growth Equity II Fund (now known as MassMutual Select Mid Cap Growth Equity II Fund) incorporated by reference to Exhibit D(11) of Registrant’s Post-Effective Amendment No. 16 to the Registration Statement filed via EDGAR on February 15, 2001.

(76) Amendment to Investment Subadvisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MassMutual Mid Cap Growth Equity II Fund (now known as MassMutual Select Mid Cap Growth Equity II Fund) dated as of June 1, 2008 (10).

(77) Investment Subadvisory Agreement between MassMutual and Frontier Capital Management Company, LLC relating to the MassMutual Select Mid Cap Growth Equity II Fund dated as of June 1, 2012 is filed herein as Exhibit D(77).

(78) Investment Subadvisory Agreement between MassMutual and Waddell & Reed Investment Management Company relating to the MassMutual Select Small Cap Growth Equity Fund dated as of August 15, 2011 (24).

(79) Investment Subadvisory Agreement between MassMutual and Wellington Management Company, LLP relating to the MassMutual Select Small Cap Growth Equity Fund dated as of December 6, 2011 (25).

(80) Investment Subadvisory Agreement between MassMutual and The Boston Company Asset Management, LLC relating to the MassMutual Select Small Company Growth Fund dated as of June 1, 2012 is filed herein as Exhibit D(80).

(81) Investment Subadvisory Agreement between MassMutual and Eagle Asset Management, Inc. relating to the MassMutual Select Small Company Growth Fund dated as of August 15, 2011 (24).

(82) Investment Subadvisory Agreement between MassMutual and J.P. Morgan Investment Management Inc. relating to the MassMutual Select Diversified International Fund dated as of June 6, 2011 (23).

(83) Side Letter to Investment Subadvisory Agreement between MassMutual and J.P. Morgan Investment Management Inc. relating to the MassMutual Select Diversified International Fund dated as of June 6, 2011 (23).

(84) Investment Subadvisory Agreement between MassMutual and Northern Trust relating to the MM MSCI EAFE® International Index Fund dated as of July 25, 2012 is filed herein as Exhibit D(84).

(85) Investment Subadvisory Agreement between MassMutual and Massachusetts Financial Services Company relating to the MassMutual Select Overseas Fund dated as of September 13, 2005 is incorporated by reference to Exhibit D(15) of Registrant’s Post-Effective Amendment No. 34 to the Registration Statement filed via EDGAR on January 13, 2006.

(86) Amendment to Investment Subadvisory Agreement between MassMutual and Massachusetts Financial Services Company relating to the MassMutual Select Overseas Fund dated as of June 1, 2008 (10).

(87) Investment Subadvisory Agreement between MassMutual and J.P. Morgan Investment Management Inc. relating to the MassMutual Select Overseas Fund dated as of June 6, 2011 (23).

(88) Side Letter to Investment Subadvisory Agreement between MassMutual and J.P. Morgan Investment Management Inc. relating to the MassMutual Select Overseas Fund dated as of June 6, 2011 (23).

(89) Investment Subadvisory Agreement between Harris Associates, L.P. relating to the MassMutual Select Overseas Fund dated as of December 6, 2011 (25).

Exhibit E

(1) Principal Underwriter Agreement between the Trust and MML Distributors, LLC dated as of February 6, 2006 (3).

(2) Schedule A to the Principal Underwriter Agreement between the Trust and MML Distributors, LLC dated as of July 25, 2012 is filed herein as Exhibit E(2).

(3) Sub-Distributor’s Agreement between MML Distributors, LLC and OppenheimerFunds Distributor, Inc. dated as of February 7, 2003 is incorporated by reference to Exhibit E(2) of Registrant’s Post-Effective Amendment No. 23 to the Registration Statement filed via EDGAR on April 29, 2003.

Exhibit F

Amended and Restated Deferred Compensation Plan for Trustees of Registrant dated as of January 1, 2009 (10).

Exhibit G:

(1) Custodian Agreement between the Trust and State Street Bank and Trust Company (“State Street”) dated as of January 1, 2008 (8).

(2) Amendment to the Custodian Agreement between the Trust and State Street dated as of January 1, 2011 (23).

(3) Appendix A to the Custodian Agreement between the Trust and State Street dated as of July 25, 2012 is filed herein as Exhibit G(3).

(4) Global Custody Agreement between the Trust and Brown Brothers Harriman & Co. (“BBH”) dated as of November 27, 2009 (13).

(5) Amendment to Global Custody Agreement between the Trust and BBH dated as of August 10, 2010 (19).

(6) Global Custody Agreement between the MassMutual Select Cayman Global Allocation Fund I, Ltd. and Brown Brothers Harriman & Co. dated as of November 14, 2011 (25).

Exhibit H:

(1) Transfer Agency Agreement among the Trust, MassMutual and State Street dated as of January 1, 2008 (8).

(2) Amendment to the Transfer Agency Agreement among the Trust, MassMutual and State Street dated as of January 1, 2011 (23).

(3) Appendix A to the Transfer Agency Agreement among the Trust, MassMutual and State Street dated as of July 25, 2012 is filed herein as Exhibit H(3).

(4) Transfer Agency and Service Agreement between MassMutual Select Cayman Global Allocation Fund I, Ltd. and State Street Bank and Trust Company dated as of November 14, 2011 (25).

(5) Specimen Administrative and Shareholder Servicing Agreement between MassMutual and the Trust on behalf of each Registrant’s series, incorporated by reference as Exhibit G(3) to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement filed via EDGAR on April 30, 1999.

(6) Amendment, dated as of February 6, 2006, to Administrative and Shareholder Services Agreements (3).

(7) Amendment, dated as of May 12, 2009, to Administrative and Shareholder Services Agreements (12).

(8) Amendment, dated as of February 16, 2012, to Administrative and Shareholder Services Agreements (27).

(9) Sub-Administration Agreement between MassMutual and State Street dated as of January 1, 2008 (8).

(10) Amendment to the Sub-Administration Agreement between MassMutual and State Street dated as of January 1, 2011 (23).

(11) Appendix A to the Sub-Administration Agreement between MassMutual and State Street dated as of July 25, 2012 is filed herein as Exhibit H(11).

(12) Administration Agreement between MassMutual Select Cayman Global Allocation Fund I, Ltd. and State Street Bank and Trust Company dated as of November 14, 2011 (25).

(13) Accounting Services Agreement between MassMutual Select Cayman Global Allocation Fund I, Ltd. and State Street Bank and Trust Company dated as of November 14, 2011 (25).

(14) Expense Limitation Agreement between the Trust and MassMutual with respect to the MassMutual Select BlackRock Global Allocation Fund, MassMutual Select Fundamental Value Fund, MassMutual Select Indexed Equity Fund, MassMutual Select Focused Value Fund, MassMutual Select Fundamental Growth Fund, MassMutual Select Blue Chip Growth Fund, MassMutual Select Growth Opportunities Fund, MassMutual Select Mid-Cap Value Fund, MassMutual Select Small Company Value Fund, MassMutual Select Mid Cap Growth Equity II Fund, MassMutual Select Small Cap Growth Equity Fund, MassMutual Select Diversified International Fund, MassMutual Select Overseas Fund, MassMutual RetireSMARTSM Growth Fund, MassMutual RetireSMARTSM 2015 Fund, MassMutual RetireSMARTSM 2025 Fund, MassMutual RetireSMARTSM 2035 Fund, MassMutual RetireSMARTSM 2045 Fund, and MassMutual RetireSMARTSM 2050 Fund (27).

(15) Expense Limitation Agreement between the Trust and MassMutual with respect to the MM S&P® Mid Cap Index Fund, MM Russell 2000® Small Cap Index Fund, and MM MSCI EAFE® International Index Fund is filed herein as Exhibit H(15).

Exhibit I:

(1) Consent of Ropes & Gray previously filed as Exhibit 10 to Registrant’s Pre-Effective Amendment No. 2 to the Registration Statement filed August 30, 1994.

(2) Opinion of Counsel, incorporated by reference to Exhibit 10 of Registrant’s Post-Effective Amendment No. 7 filed via EDGAR on February 9, 1998.

(3) Opinion of Counsel, incorporated by reference to Exhibit I(2) of Registrant’s Post-Effective Amendment No. 11 to the Registration Statement filed via EDGAR on April 30, 1999.

(4) Opinion of Counsel and Consent, incorporated by reference to Exhibit I(3) of Registrant’s Post-Effective Amendment No. 15 to the Registration Statement filed via EDGAR on May 1, 2000.

(5) Opinion of Counsel and Consent, incorporated by reference to Exhibit I(4) of Registrant’s Post-Effective Amendment No. 17 to the Registration Statement filed via EDGAR on April 30, 2001.

(6) Opinion of Counsel and Consent, incorporated by reference to Exhibit I(6) of Registrant’s Post-Effective Amendment No. 20 to the Registration Statement filed via EDGAR on April 30, 2002.

(7) Opinion of Counsel and Consent, incorporated by reference to Exhibit I(7) of Registrant’s Post-Effective Amendment No. 25 to the Registration Statement filed via EDGAR on December 30, 2003.

(8) Opinion of Counsel and Consent, incorporated by reference to Exhibit I(8) of Registrant’s Post-Effective Amendment No. 31 to the Registration Statement filed via EDGAR on December 29, 2004.

(9) Opinion of Counsel and Consent, incorporated by reference to Exhibit I(9) of Registrant’s Post-Effective Amendment No. 33 to the Registration Statement filed via EDGAR on March 31, 2005.

(10) Opinion of Counsel and Consent (3).

(11) Opinion of Counsel and Consent (4).

(12) Opinion of Counsel and Consent (5).

(13) Opinion of Counsel and Consent (7).

(14) Opinion of Counsel and Consent (13).

(15) Opinion of Counsel and Consent (15).

(16) Opinion of Counsel and Consent (17).

(17) Opinion of Counsel and Consent (19).

(18) Opinion of Counsel and Consent (23).

(19) Opinion of Counsel and Consent (25).

(20) Opinion of Counsel and Consent is filed herein as Exhibit I(20).

Exhibit J:

(1) Not applicable.

(2) Power of Attorney for Richard H. Ayers, Allan W. Blair, R. Alan Hunter, Jr., Robert E. Joyal, and F. William Marshall, Jr. (3).

(3) Power of Attorney for Elaine A. Sarsynski (9).

(4) Power of Attorney for Susan B. Sweeney (12).

(5) Power of Attorney for Nabil N. El-Hage (26).

(6) Power of Attorney for Maria D. Furman (26).

(7) Power of Attorney for C. Ann Merrifield (26).

Exhibit K: Not Applicable.

Exhibit L: Not Applicable.

Exhibit M:

(1) Form of Class A Distribution and Service (Rule 12b-1) Plan for all series of the Trust incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement filed via EDGAR on June 29, 1999.

(2) Form of Class Y Rule 12b-1 Plans, incorporated by reference as Exhibit M(4) to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement filed via EDGAR on April 30, 1999.

(3) Form of Class L Rule 12b-1 Plans, incorporated by reference as Exhibit M(5) to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement filed via EDGAR on April 30, 1999.

(4) Form of Class S Rule 12b-1 Plans, incorporated by reference to Exhibit M(4) of Registrant’s Post-Effective Amendment No. 17 to the Registration Statement filed via EDGAR on April 30, 2001.

(5) Form of Class N Rule 12b-1 Plans, incorporated by reference to Exhibit M(5) of Registrant’s Post-Effective Amendment No. 21 to the Registration Statement filed via EDGAR on October 15, 2002.

(6) Form of Class Z Rule 12b-1 Plan (19).

Exhibit N:

(1) Amended and Restated Rule 18f-3 Plan adopted February 16, 2012 (27).

(2) Amended Appendix A dated July 25, 2012 to the Amended and Restated Rule 18f-3 Plan is filed herein as Exhibit N(2).

Exhibit O: Not Applicable

Exhibit P:

(1) Code of Ethics for Davis Selected Advisers, L.P. (2).

(2) Code of Ethics for Waddell & Reed Investment Management Company (27).

(3) Code of Ethics for MassMutual, MML Distributors, LLC, and MassMutual Select Funds (27).

(4) Code of Ethics for Northern Trust Investments, Inc. (2).

(5) Code of Ethics for Delaware Management Company (27).

(6) Code of Ethics for T. Rowe Price Associates, Inc. (27).

(7) Code of Ethics for Harris Associates L.P. (25).

(8) Code of Ethics for Federated Clover Investment Advisors (27).

(9) Code of Ethics for Wellington Management Company, LLP (18).

(10) Code of Ethics for NFJ Investment Group LLC (16).

(11) Code of Ethics for Sands Capital Management, LLC (21).

(12) Code of Ethics for Western Asset Management Company (15).

(13) Code of Ethics for EARNEST Partners, LLC (21).

(14) Code of Ethics for Eagle Asset Management, Inc. (27).

(15) Code of Ethics for Massachusetts Financial Services Company (21).

(16) Code of Ethics for J.P. Morgan Investment Management Inc. (27).

(17) Code of Ethics for The Boston Company Asset Management, LLC (10).

(18) Code of Ethics for Systematic Financial Management, L.P. (27).

(19) Code of Ethics for BlackRock Investment Management, LLC (21).

(20) Code of Ethics for Barrow, Hanley, Mewhinney & Strauss, LLC (27).

(21) Code of Ethics for Brandywine Global Investment Management, LLC (27).

(22) Code of Ethics for Loomis, Sayles & Company, L.P. (27).

(23) Code of Ethics for Pacific Investment Management Company LLC (16).

(24) Code of Ethics for Frontier Capital Management Company, LLC (27).

(1)	Intentionally omitted.

(2)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 33 to the Registration Statement filed via EDGAR on March 31, 2005.

(3)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 35 to the Registration Statement filed via EDGAR on March 31, 2006.

(4)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 to the Registration Statement filed via EDGAR on August 24, 2006.

(5)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 39 to the Registration Statement filed via EDGAR on December 13, 2006.

(6)	Intentionally omitted.

(7)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 43 to the Registration Statement filed via EDGAR on December 17, 2007.

(8)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to the Registration Statement filed via EDGAR on January 25, 2008.

(9)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 45 to the Registration Statement filed via EDGAR on April 1, 2008.

(10)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 46 to the Registration Statement filed via EDGAR on January 26, 2009.

(11)	Intentionally Omitted.

(12)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 48 to the Registration Statement filed via EDGAR on September 17, 2009.

(13)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 49 to the Registration Statement filed via EDGAR on December 1, 2009.

(14)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 to the Registration Statement filed via EDGAR on January 15, 2010.

(15)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 to the Registration Statement filed via EDGAR on April 1, 2010.

(16)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 to the Registration Statement filed via EDGAR on April 16, 2010.

(17)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 53 to the Registration Statement filed via EDGAR on June 30, 2010.

(18)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 54 to the Registration Statement filed via EDGAR on September 16, 2010.

(19)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 55 to the Registration Statement filed via EDGAR on November 15, 2010.

(20)	Intentionally omitted.

(21)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 to the Registration Statement filed via EDGAR on March 17, 2011.

(22)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 58 to the Registration Statement filed via EDGAR on April 1, 2011.

(23)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 60 to the Registration Statement filed via EDGAR on June 20, 2011.

(24)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 62 to the Registration Statement filed via EDGAR on October 7, 2011.

(25)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 to the Registration Statement filed via EDGAR on December 7, 2011.

(26)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 65 to the Registration Statement filed via EDGAR on February 1, 2012.

(27)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 67 to the Registration Statement filed via EDGAR on April 2, 2012.

Item 29:	Person Controlled by or Under Common Control with the Fund

At the date of this Post-Effective Amendment to the Registration Statement, Registrant did not, directly or indirectly, control any person. Currently, the Registrant provides a vehicle for the investment of assets of various separate investment accounts established by MassMutual. The assets in such separate accounts are, under state law, assets of the life insurance companies which have established such accounts. Thus, at any time MassMutual and its life insurance company subsidiaries will own such outstanding shares of Registrant’s series as are purchased with separate account assets. As a result, MassMutual will own a substantial number of the shares of Registrant, probably for a number of years. MassMutual owned more than 25% of the outstanding shares of each series of the Trust, other than the MassMutual Select BlackRock Global Allocation Fund and MassMutual Select Diversified International Fund, and therefore is deemed to “control” each such series of the Trust within the meaning of the Investment Company Act of 1940 (the “1940 Act”).

The following entities are, or may be deemed to be, controlled by MassMutual through the direct or indirect ownership of such entities’ stock or other ownership interests. In addition, MassMutual may be deemed to control one or more investment pools not listed below and managed or sponsored by MassMutual or its affiliates, through direct or indirect ownership of shares or other interests in such investment pools.

A.	C.M. Life Insurance Company (May 11, 1981), a Connecticut corporation which operates as a life and health insurance company.

1.	MML Bay State Life Insurance Company (April 1, 1935), a Connecticut corporation which operates as a life and health insurance company.

2.	CML Mezzanine Investor, LLC (October 18, 2005), a Delaware limited liability company that acts as a blocker entity for C.M. Life Insurance Company.

3.	CML Mezzanine Investor L, LLC (November 5, 2008), a Delaware limited liability company that holds a portion of the investment interests in a mezzanine fund.

4.	CML Mezzanine Investor III, LLC (May 17, 2010), a Delaware limited liability company that acts as a blocker entity for C.M. Life Insurance Company.

5.	CML Re Finance LLC (December 19, 2008), a Delaware limited liability company formed for the purpose of holding interests in actively managed mortgage loans, near foreclosure mortgages and subsequently foreclosed properties.

B.	MML Distributors, LLC (November 10, 1994), a Connecticut limited liability company which operates as a securities broker-dealer. (MassMutual – 99% and MassMutual Holding LLC – 1%.)

C.	MassMutual Holding LLC (November 30, 1984), a Delaware limited liability company which operates as a holding company for certain MassMutual entities.

MassMutual Holding LLC is the sole owner of each subsidiary or affiliate unless otherwise indicated.

1.	MML Investors Services, LLC (December 31, 1981), a Massachusetts corporation which operates as a securities broker-dealer and federally covered investment advisor.

a.	MML Insurance Agency, LLC (November 16, 1990), a Massachusetts corporation which operates as an insurance broker.

b.	MMLISI Financial Alliances, LLC, (June 27, 2001) a Delaware limited liability company which operates as a broker-dealer. (MML Investors Services, LLC – 51% and Series Members – 49%)

c.	MML Plan Solutions, LLC (June 15, 2011), a Delaware limited liability company.

2.	HYP Management LLC (July 24, 1996), a Delaware limited liability company which operates as the “LLC Manager” of MassMutual High Yield Partners II LLC, a high yield bond fund.

3.	MML Realty Management Corporation (October 14, 1968), a Massachusetts corporation which formerly operated as a manager of properties owned by MassMutual.

4.	MassMutual International LLC (February 19, 1996), a Delaware limited liability company which operates as a holding company for those entities constituting MassMutual’s international insurance operations. MassMutual International LLC is the sole owner of each of the subsidiaries or affiliates listed below unless otherwise indicated.

a.	MassMutual Asia Limited, a corporation organized in Hong Kong which operates as a life insurance company. (Owned 99.99% by MassMutual International LLC and .01% by MassMutual Holding LLC).

1.)	MassMutual Insurance Consultants Limited, a corporation organized in Hong Kong which operates as a general insurance agent. (MassMutual Asia Limited owns 99.99% and MassMutual Services Limited owns .01%).

2.)	MassMutual Trustees Limited, a corporation organized in Hong Kong which operates as an approved trustee for the mandatory provident funds. (Owned 20% each by MassMutual Asia Limited, MassMutual Services Limited (in trust for MassMutual Asia Ltd.), MassMutual Guardian Limited (in trust for MassMutual Asia Ltd.), Protective Capital (International) Limited and Keng Puang Tay (in trust for MassMutual Asia Ltd.)).

3.)	Protective Capital (International) Limited, a corporation organized in Hong Kong which is a dormant investment company. (Owned 99.98% by MassMutual Asia Limited, .01% by Ling Sau Lei and .01% by Jones Leung.)

4.)	MassMutual Services Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive. (MassMutual Asia Ltd. – 50%, Protective Capital (International) Limited – 50%.)

5.)	MassMutual Guardian Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive. (MassMutual Asia Ltd. – 50%, Protective Capital (International) Limited – 50%.)

6.)	MassMutual Asia Investors Ltd., a Hong Kong company that provides investment advisory services. (wholly owned subsidiary of MassMutual Asia Limited)

b.	MassMutual Internacional (Chile) SpA, a corporation organized in the Republic of Chile which operates as a holding company. (MassMutual International LLC – 99.93%; MassMutual Holding LLC – .07%; MassMutual Holding LLC)

1.)	MassMutual (Chile) Limitada (September 13, 2006), a limited liability company organized in the Republic of Chile. (MassMutual Internacional (Chile) SpA - 99.99 % and MassMutual International LLC .01%).

a.)	Compañia de Seguros CorpVida S.A., corporation organized in the Republic of Chile which operates as an insurance company. (MassMutual (Chile) Limitada – 33.49%)

c.	MassMutual Europe S.A., a corporation organized in the Grand Duchy of Luxembourg which operates as a life insurance company.

d.	MassMutual Life Insurance Company, a Japanese corporation which operates as a life insurance company. (MassMutual International LLC – 90.52%; MassMutual Asia Limited – 9.46%; and MassMutual Life Insurance Company - .02%).

1.)	Kamakura (GP) Ltd, a Cayman Islands general partnership (MassMutual Life Insurance Company holds 100% of the investment interests).

5.	MassMutual Assignment Company (October 4, 2000), a North Carolina corporation which operated a structured settlement business.

6.	MassMutual Capital Partners LLC (September 20, 2006), a Delaware single-member limited liability company. MassMutual Holding LLC is the sole member.

7.	First Mercantile Trust Company (November 26, 1957), a Tennessee trust company engaged in the business of providing retirement plan investment management and recordkeeping products and services to businesses and individuals.

8.	MassMutual International Holding MSC, Inc., a Massachusetts corporation.

9.	MM Asset Management Holding LLC, A Delaware limited liability company that acts as a holding company for certain asset managers.

a.	Babson Capital Management LLC (July 5, 1940), a Delaware limited liability company which operates as an investment adviser.

1.)	Babson Capital Securities LLC (July 1, 1994), a Delaware limited liability company which operates as a securities broker-dealer.

2.)	Babson Capital Japan KK, formerly known as MassMutual Investment Management Company (May 28, 2004), a Japanese registered investment adviser.

3.)	Babson Capital Asia Limited (May 7, 2009), a Hong Kong company whose sole employee conducts market research for investment opportunities for Babson Capital Management LLC and Massachusetts Mutual Life Insurance Company.

4.)	Babson Capital Australia Holding Company Pty Ltd. (October 12, 2009), an operating company that employs five or more mezzanine debt portfolio managers.

a.)	Babson Capital Australia Pty Ltd. (October 16, 2009), an asset manager for Australian institutional investors.

5.)	Babson Capital Guernsey Limited, an investment management company organized under the laws of Guernsey.

a.)	Babson Capital Europe Limited, an institutional debt-fund manager organized under the laws of England and Wales.

i.	Almack Holding Partnership GP Limited, an English company and wholly-owned subsidiary of Babson Capital Europe Limited, will serve as a general partner of each of Almack Leveraged 1 LP, Almack Unleveraged 1 LP, Almack Leveraged 2 LP and Almack Unleveraged 2 LP.

ii.	Almack Mezzanine Fund Limited, an English company and wholly-owned subsidiary of Babson Capital Europe Limited, will serve as general partner of Almack Mezzanine Founder LP and Almack Mezzanine I LP.

iii.	Almack Mezzanine Fund II Limited, an English company and wholly-owned subsidiary of Babson Capital Europe Limited, serves as general partner of Almack Mezzanine II Leveraged LP, Almack Mezzanine II Unleveraged LP and Almack Mezzanine Founder II LP.

iv.	Almack Mezzanine GP III Limited, an English company that serves as general partner of Almack Mezzanine Investors III LP, Almack Mezzanine III LP and Almack Mezzanine Carry III LP, all the stock of which is owned by Babson Capital Europe Limited.

v.	Babson Capital Global Advisors Limited (May 5, 2011), a company organized under the laws of England and Wales that operates as an institutional debt fund manager.

6.)	Cornerstone Real Estate Advisers LLC (January 20, 1994), a Delaware limited liability company which operates as an investment adviser.

a.)	Cornerstone Real Estate Advisers Europe Securities B.V. (October 31, 2008), a Dutch company that is a wholly-owned subsidiary of Cornerstone Real Estate Advisers LLC that is applying to become a licensed Dutch investment firm regulated by the Dutch Authority for Financial Markets.

b.)	Cornerstone Real Estate Advisers Inc. (formerly, Babson Capital Management, Inc.), a Delaware corporation that holds a “corporation” real estate license.

c.)	Cornerstone Managing Directors Europe LLC, a Delaware limited liability company that is a non-member manger of Cornerstone Real Estate Advisers Europe Securities B.V.

d.)	Cornerstone Real Estate UK Holdings Limited (November 13, 2009), a holding company incorporated under the laws of England and Wales.

i.	Cornerstone Real Estate UK (No. 2) Limited (formerly, Peder Smedvig Protego Limited), a special purpose holding company.

ii.	Cornerstone Real Estate Advisers Europe Finance LLP (formerly, Protego Real Estate Investors Finance LLP), a London-based real estate investment management company. (74.751% owned by Cornerstone Real Estate UK Holdings Limited and 25.285% owned by Cornerstone Real Estate UK (No. 2) Limited.)

iii.	Cornerstone Real Estate Advisers Europe LLP (formerly, Protego Real Estate Investors LLP), a London-based real estate investment management company. (74.751% owned by Cornerstone Real Estate UK Holdings Limited and 25.285% owned by Cornerstone Real Estate UK (No. 2) Limited.)

7.)	Wood Creek Capital Management LLC, a Delaware limited liability company that acts as an investment adviser.

a.)	Wood Creek Index Company, LLC, a Delaware limited liability company that compiles, analyzes and periodically publishes returns data for selected investments.

b.)	Whitney Street Finance, LLC, a Delaware limited liability company that invests in a fund of a Wood Creek Capital Management LLC affiliate.

8.)	Babson Capital Cornerstone Asia Limited (January 23, 2008) a Hong Kong company that is applying to become a Hong Kong licensed investment firm regulated by the Securities and Futures Commission.

b.	Oppenheimer Acquisition Corp. (June 21, 1990), a Delaware corporation which operates as a holding company for the Oppenheimer companies. (MassMutual Holding LLC – 97.476%).

1.)	OppenheimerFunds, Inc. (Oct. 23, 1987), a Colorado c corporation which operates as the investment adviser to the Oppenheimer Funds. (OppenheimerFunds Services, a division of OppenheimerFunds, Inc., operates as a transfer agent for the Oppenheimer funds.)

a.)	Centennial Asset Management Corporation (May 8, 1987), a Delaware corporation and broker dealer that currently has no operations.

b.)	OppenheimerFunds Distributor, Inc. (July 3, 1978), a New York corporation which operates as a broker-dealer and general distributor of the Oppenheimer funds.

c.)	Oppenheimer Real Asset Management, Inc. (December 22, 1988), a Delaware corporation which is the sub-adviser to a mutual fund investing in the commodities markets.

d.)	Shareholder Financial Services, Inc. (November 1, 1989), a Colorado corporation which operates as a transfer agent for closed-end funds managed by Oppenheimer and certain closed-end funds managed by MassMutual.

e.)	Shareholder Services, Inc. (September 16, 1987), a Colorado corporation that provides transfer agent services and currently has no clients.

f.)	OFI Private Investments Inc. (March 20, 2000) is a New York based registered investment adviser which manages separate accounts for investors and also acts as the Program Manager and Investment Manager for several states’ 529 college savings and prepaid tuition plans.

g.)	OppenheimerFunds International, Ltd. (July 9, 1997), a Dublin-based limited liability company that currently has no operations.

h.)	OFI Institutional Asset Management. Inc. (Nov. 20, 2000) is a New York based registered investment advisor which provides investment supervisory services on a discretionary basis to individual accounts, pension plans, insurance company separate accounts, public funds and corporations for a stated fee.

i.	Trinity Investment Management Corporation (November 1, 1974), a Pennsylvania corporation which provides portfolio management and equity research services primarily to institutional clients.

ii.	OFI Trust Company (1988), a New York corporation which conducts the business of a trust company.

iii.	HarbourView Asset Management Corporation (April 17, 1986), a New York corporation which operates as an investment adviser.

2.)	Tremont Group Holdings, Inc. (previously, Tremont Capital Management, Inc.) (June 28, 2001), a New York-based investment services provider which specializes in hedge funds.

a.)	Tremont (Bermuda), Limited, a Bermuda-based investment adviser.

b.)	Tremont Partners, Inc. (1984) a Connecticut corporation that is a registered investment adviser.

c.)	Tremont Capital Management (Ireland) Limited, the manager of an Irish umbrella trust that manages a series of non-US strategy based funds.

d.)	Tremont GP, Inc., a Delaware corporation.

i.	Settlement Agent LLC, a Delaware limited liability company that acts as an agent.

c.	MassMutual Baring Holding, LLC (October 14, 2005), a Delaware limited liability company that will act as a holding company for certain MassMutual subsidiaries.

1.)	MassMutual Holdings (Bermuda) Limited, a Bermuda company that acts as a holding company for certain MassMutual subsidiaries.

a.)	Baring Asset Management Limited (April 6, 1994), a company incorporated under the laws of England and Wales that acts an investment manager/adviser.

i.	Baring Fund Managers Limited (October 29, 1968), a company incorporated under the laws of England and Wales that acts as a manager of BAM UK Collective Investment Schemes.

ii.	Baring International Investment Limited (June 7, 1979), a company incorporated under the laws of England and Wales that acts as an investment manager/adviser.

iii.	Baring Pension Trustees Limited, a company organized under the laws of England and Wales that acts as a trustee for the pension scheme covering UK-based employees of Baring Asset Management Limited.

iv.	Baring Investment Services Limited (May 18, 1988), a company incorporated under the laws of England and Wales that acts as a service company which supports all the BAM Group operating companies within the UK.

v.	Baring International Investment Management Holdings (November 12, 1985), a company incorporated under the laws of England and Wales that acts as an intermediate holding company.

aa.	Baring Asset Management UK Holdings Limited (October 25, 1983), a company incorporated under the laws of England and Wales that acts as an intermediate holding company.

i.	Baring Asset Management GmbH (February 21, 2000), a company incorporated under the laws of Germany that provides marketing and client services regarding investment funds and other asset management products of the BAM group.

ii.	Baring France SAS (July 24,1997), a company incorporated under the laws of France that handles distribution and client services for qualified investors.

iii.	Baring Asset Management (CI) Limited (July 18, 1990), an investment management company organized under the laws of the Isle of Guernsey.

iv.	Baring International Fund Managers (Ireland) Limited (July 16, 1990), a company incorporated under the laws of Ireland that acts as a manager of BAM Irish Collective Investment Schemes and Funds.

v.	Baring SICE (Taiwan) Limited (March 15, 1990), a regulated company organized in Taiwan.

vi.	Baring Korea Limited (January 6, 2011), a company incorporated under the laws of Korea that provides supporting services to the Korean distributors in relation to offshore fund distribution business.

vii.	Baring Asset Management (Asia) Holdings Limited (June 7, 1985), an intermediate holding company organized in Hong Kong.

aaa.)	Baring Asset Management (Asia) Limited (March 15, 1985), a company organized in Hong Kong that acts as an investment adviser.

bbb.)	Baring International Fund Managers (Bermuda) Limited (September 13, 1988), a company incorporated under the laws of Bermuda under that acts as a trustee of Baring Korea Trust Fund Ltd.’s undistributed funds.

ccc.)	Baring Asset Management (Japan) Limited (January 13, 1986), a company organized in Japan that acts as an investment adviser.

ddd.)	Baring Asset Management (Australia) Pty Limited (June 6, 1986), an investment adviser under the laws of Australia.

2.)	Baring Asset Management LLC (September 28, 1967), a Massachusetts corporation that acts as an investment adviser.

D.	The MassMutual Trust Company (January 12, 2000), a federally chartered stock savings bank which performs trust services.

E.	MML Private Placement Investment Company I, LLC (May 15, 2007), a Delaware limited liability.

F.	MML Private Equity Fund Investor LLC (December 6, 2006), a Delaware limited liability company that acts as a blocker entity for MassMutual and holds private equity fund investments.

G.	MML Mezzanine Investor, LLC (October 18, 2005), a Delaware limited liability company that acts as a blocker entity for MassMutual.

H.	MML Mezzanine Investor II, LLC (March 13, 2008), a Delaware limited liability company that acts as a blocker entity for MassMutual.

I.	MMC Equipment Finance LLC (January 27, 2007), a Delaware limited liability company established to engage primarily in equipment finance and leasing activities.

1.	MassMutual Asset Finance LLC (formerly known as Winmark Equipment Finance, LLC) is an equipment financing company which provides collateralized lending, financing and leasing services nationwide. (owned 99.61% by MMC Equipment Finance LLC and .39% by C.M. Life Insurance Company)

a.	Winmark Limited Funding LLC (June 3, 2004), a Delaware limited liability company that acquires equipment loans and leases and the related equipment, participation and other interests in such assets, and then issues non-recourse promissory notes which are secured by such assets (excluding residual interests).

b.	MMAF Equipment Finance LLC 2009-A (November 13, 2009), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

c.	MMAF Equipment Finance LLC 2011-A (June 21, 2011), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

J.	Invicta Advisors LLC (April 12, 2006), a Delaware limited liability company that will serve as the management entity of Invicta Credit LLC.

K.	MML Mezzanine Investor L, LLC (November 5, 2008), a Delaware limited liability company that holds a portion of the investment interests in a mezzanine fund.

L.	MML Re Finance LLC (December 19, 2008), a Delaware limited liability company formed for the purpose of holding interests in actively managed mortgage loans, near foreclosure mortgages and subsequently foreclosed properties.

M.	PL-Apts, LLC (December 18, 2008), a Delaware limited liability company formed for the purpose of owning an apartment complex in Nashville, Tennessee.

N.	CV-APTS, LLC (March 4, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

O.	WP-SC, LLC (March 10, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure. MassMutual holds an 81.39% interest and C.M. Life holds an 18.61% interest.

P.	CB APTS, LLC (April 16, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

Q.	MP-APTS, LLC (April 1, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

R.	MW-APTS, LLC (April 14, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

S.	WW-APTS, LLC (July 9, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

T.	MSP-SC, LLC (August 4, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

U.	Country Club Office Plaza LLC (December 4, 2009), a Delaware limited liability company formed to take title to a property. (MassMutual is the managing member with an 88.06% ownership interest and C.M. Life Insurance Company holds an 11.94% ownership interest.)

V.	MML Mezzanine Investor III, LLC (May 17, 2010), a Delaware limited liability company that acts as a blocker entity for C.M. Life Insurance Company.

W.	MassMutual External Benefits Group LLC (September 23, 2010), a Delaware limited liability company created to satisfy a professional employer organization’s tax reporting needs.

X.	580 Walnut Cincinnati LLC (December 22, 2010), a Delaware limited liability company formed for a Deed in Lieu of Foreclosure transaction relating to a loan. (MassMutual holds 50% ownership interest.)

Y.	Jefferies Finance LLC (July 26, 2004), a Delaware commercial finance company lending secured and unsecured loans to middle market and growing companies. (MassMutual Holding LLC holds 45% ownership interest; Babson Capital Management LLC holds 5% ownership interest; and Jefferies Group, Inc. holds 50% ownership interest.)

Z.	MSC Holding Company, LLC (January 18, 2012), a Delaware limited liability company that acts as a holding company for certain MassMutual entities.

1.	MassMutual Holding MSC, Inc. (December 26, 1996), a Massachusetts corporation which operates as a holding company for MassMutual positions in investment entities organized outside of the United States. This subsidiary qualifies as a “Massachusetts Security Corporation” under Chapter 63 of the Massachusetts General Laws. MassMutual Holding MSC, Inc. is the sole owner of each subsidiary or affiliate unless otherwise indicated.

a.	MassMutual Corporate Value Limited (August 24, 1994), a Cayman Islands corporation which holds a 88.4% ownership interest in MassMutual Corporate Value Partners Limited, another Cayman Islands corporation operating as a high-yield bond fund. (MassMutual Holding MSC, Inc. - 46%)

1.)	MassMutual Corporate Value Partners Ltd. (August 24, 1994), owned 88.4% by MassMutual Corporate Value Limited.

b.	1279342 Ontario Limited (January 29, 1998), a Canadian corporation which previously operated as the owner of Deerhurst Resort in Huntsville, Ontario, Canada.

Item 30:	Indemnification

Article VIII, Sections 1, 2, 3, 4 and 5 of the Trust’s Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference to Exhibit A(1) of the Trust’s Post-Effective Amendment No. 65 to the Registration Statement filed via EDGAR on February 1, 2012, provide as follows with respect to indemnification of the Trustees and officers of the Trust against liabilities which may be incurred by them in such capacities:

Amended and Restated Declaration of Trust

Section 1. Trustees, Officers, Etc. The Trust shall indemnify every person who is or has been a Trustee or officer (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees, reasonably incurred or paid by any Covered Person in connection with the defense or disposition of any claim, action, suit or other proceeding, whether civil, criminal, or other, including appeals, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in a decision on the merits in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel, in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

Section 2. Compromise Payment. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication on the merits by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (the disinterested Trustees to take final action on the consideration of such approval within 60 days of a request thereof by a Covered Person), or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry), to the effect that such indemnification would not protect such Covered Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (which opinion the Trustees shall use reasonable diligence to obtain within 60 days of a request therefor by a Covered Person). Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Section 3. Rebuttable Presumption. For purposes of the determination or opinion referred to in clause (c) of Section 1 of this Article VIII or clauses (a) or (b) of Section 2 of this Article VIII, the majority of disinterested Trustees acting on the matter or independent legal counsel, as the case may be, shall be entitled to rely upon a rebuttable presumption that the Covered Person has not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Section 4. Indemnification Not Exclusive. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term “Covered Person” shall include such person’s heirs, executors and administrators and a “disinterested Trustee” is a Trustee who is not an “interested person” of the Trust as defined in Section 2(a)(19) of the 1940 Act (or who has been exempted from being an “interested person” by any rule, regulation or order of the Commission), and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

Section 5. No Presumption. The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that a Covered Person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of the Trust or that the person had reasonable cause to believe that the person’s conduct was lawful.

Trustees and officers of the Trust are also indemnified by MassMutual pursuant to its by-laws. No indemnification is provided with respect to any liability to any entity which is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office.

MassMutual’s directors’ and officers’ liability insurance program, which covers the Trust’s Trustees and officers, consist of two distinct coverages. The first coverage reimburses MassMutual, subject to specified limitations, for amounts which MassMutual is legally obligated to pay out under its indemnification by-law, discussed above. The second coverage directly protects a Trustee or officer of the Trust against liability from shareholder derivative and similar lawsuits which are not indemnifiable under the law. There are, however, specific acts giving rise to liability which are excluded from this coverage. For example, no Trustee or officer is insured against personal liability for libel or slander, acts of deliberate dishonesty, fines or penalties, illegal personal profit or advantage at the expense of the Trust or its shareholders, violation of employee benefit plans, regulatory statutes, and similar acts which would traditionally run contrary to public policy and hence reimbursement by insurance.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31:	Business and Other Connections of the Investment Adviser

a. The Investment Adviser

MassMutual is the investment adviser for the Registrant. MassMutual is a mutual life insurance company organized as a Massachusetts corporation, which was originally chartered in 1851. As a mutual life insurance company, MassMutual has no shareholders. MassMutual’s primary business is ordinary life insurance. It also provides, directly or through its subsidiaries, a wide range of annuity and disability products, and pension and pension-related products and services, as well as investment services to individuals, and corporations and other institutions, in all 50 states of the United States and the District of Columbia. MassMutual is also licensed to transact business in Puerto Rico, and six provinces of Canada, but has no export sales. Effective February 29, 1996, Connecticut Mutual Life Insurance Company merged into MassMutual. MassMutual’s principal lines of business are (i) the Individual Products business and Annuities business, which provide life insurance including variable and universal life insurance, annuities and disability income insurance to individuals and small businesses; (ii) Retirement Services, which provides group pension investment products and administrative services, primarily to sponsors of tax qualified retirement plans; and (iii) MassMutual International.

The directors and executive vice presidents of MassMutual, which is located at 1295 State Street, Springfield, Massachusetts, 01111-0001, their positions with MassMutual, and their other principal business affiliations and business experience for the past two years are as follows:

Directors

THOMAS C. BARRY, Director (since 2007), Chairman, Investment Committee and Member, Audit and Executive Committees

Founder and Chief Executive Officer (since 1993), Zephyr Management, L.P., 320 Park Avenue, New York, New York 10022; Director, African Capital Alliance, Ltd., Lagos, Nigeria; Member, Council on Foreign Relations, New York, New York; Director, The European Institute of Business Administration (INSEAD), Fontainebleau, France; Director, Harvard Business School Alumni Association, Cambridge, Massachusetts; Trustee, The Hotchkiss School, Lakeville, Connecticut; Advisory Board President, IMEF (INSEAD’s Charitable Foundation), Fontainebleau, France; Dean’s Council, The John F. Kennedy School of Government, Harvard University, Cambridge, Massachusetts; Board, South African Capital Growth Fund; Chairman, Summer Search, New York, New York; Director, TechnoServe, Norwalk, Connecticut; Director, Trickle Up, New York, New York; Trustee, University School, Cleveland, Ohio; and Member, Yale University President’s Council on International Affairs, New Haven, Connecticut.

CRISTÓBAL I. CONDE, Director (since 2011) and Member, Audit and Human Resources Committees

Former President and CEO of SunGard Data Systems Inc. (2002-2011), Chief Operating Officer (1999-2002), head of the Trading Systems Division (1990-1999), Director (since 1999); and Co-founder of Devon Systems International, Inc. (acquired by SunGard in 1987).

KATHLEEN A. CORBET, Director (since 2008) and Member, Audit and Investment Committees

Founder and Principal, Cross Ridge Capital, LLC, New Canaan, Connecticut; Former President (2004-2007), Standard & Poor’s, New York, New York; Trustee Associate, Former Trustee and Chair, Committee on University Advancement and Former Member, Nominations and Governance Committee, Boston College, Chestnut Hill, Massachusetts 02467; Former Member, Dean’s Executive Advisory Board, New York University Stern School of Business, New York, New York 10012; Member, New Canaan Board of Finance, New Canaan, Connecticut; Former Treasurer, League of Women Voters of New Canaan (Not for profit), New Canaan, Connecticut; and Member, Investment Committee, New York Community Trust (Not for profit).

ROGER W. CRANDALL, Chairman (since 2010), Director (since 2008), Chairman, Executive Committee and Member, Corporate Governance (non-voting member) and Investment Committees

JAMES H. DeGRAFFENREIDT, JR., Lead Director (since 2012), Director (since 2002) and Member, Corporate Governance, Executive and Human Resources Committees

Retired, Chairman and Chief Executive Officer (1998-2009), Director (2001-2009), WGL Holdings, Inc., Washington, D.C., parent company of Washington Gas Light Company (public utility holding company), 101 Constitution Avenue, NW, Washington, D.C., 20080; Chairman and Chief Executive Officer (1998-2009), Director (1994-2009), Washington Gas Light Company, Washington, D.C.; Chairman (since 2007) and Director (since 1998), American Gas Association, Washington, D.C.; Director (since 1996), Harbor Bankshares Corporation (Holding Company), Baltimore, Maryland; Director (1998-2006), MedStar Health, Columbia, Maryland; Co-Chairman of the Board (2004-2006) and Director (since 1998), Alliance to Save Energy, Washington, D.C.; Director (current), Vectren Corporation; Trustee (since 1999), Federal City Council, Washington, D.C.; Trustee (since 1995), Maryland Science Center, Baltimore, Maryland; Trustee (since 1999), Walters Art Museum, Baltimore, Maryland; and President (current), Maryland State Board of Education.

PATRICIA DIAZ DENNIS, Director (since 1996) and Chairperson, Human Resources Committee and Member, Corporate Governance and Executive Committees

Retired, Senior Vice President and Assistant General Counsel (2005-2008), AT&T Services, Inc. (formerly SBC Services, Inc.), San Antonio, Texas; Chair of the National Board of Directors (2005-2008), Girl Scouts of the U.S.A.; Director (2005-2006), CarrAmerica NYSE; Director (since 2001), UST-NYSE; Trustee (since 2003), NHP Foundation (non-profit); and Director (since 2006), Matt Foundation, Inc.

ROBERT A. ESSNER, Director (since 2002), Lead Director (2009-2012), Chairman, Corporate Governance Committee and Member, Executive and Human Resources Committees

Retired, Chairman (2008), Chairman and Chief Executive Officer (2006-2007), Chairman, President and Chief Executive Officer (2003-2006) and Director (1997-2008), Wyeth, 5 Giralda Farms, Madison, New Jersey 07940; and Trustee (since 2002), PennMedicine (the entity governing the University of Pennsylvania School of Medicine and the University of Pennsylvania Health System).

ROBERT M. FUREK, Director (since 1996) and Member, Corporate Governance and Human Resources Committees

Partner (1997-2010), Resolute Partners LLC (private merchant bank); Chairman and Chief Executive Officer (since 2003), Catelectric Corp.; Director, ConnCan (non-profit) (current); Director, Island Country Club Charitable Foundation (non-profit) (current); and Trustee, Chair of the Development Committee (1997-2006), Kingswood-Oxford School.

RAYMOND W. LeBOEUF, Director (since 2008), Chairman, Audit Committee and Member, Executive and Human Resources Committees

Retired, Chairman and Chief Executive Officer (1997-2005), PPG Industries, Inc., Pittsburgh, Pennsylvania; Director (since 2000) and Member, Audit and Compensation Committees, ITT Corp.; and Director (since 1997), Chairman, Audit Committee and Member, Compensation Committee, Praxair.

CATHY E. MINEHAN, Director (since 2009) and Member, Audit and Investment Committees

Dean (since 2011), Simmons College School of Management; Managing Director, Arlington Advisory Partners, Boston, Massachusetts; President and Chief Executive Officer (1994-2007), Retired, Federal Reserve Bank of Boston; member of the boards of Visa, Inc.; Becton; Dickinson and Co.; Massachusetts General Hospital; and the University of Rochester.

MARC F. RACICOT, Director (since 2001) and Member, Corporate Governance and Human Resources Committees

Former President and Chief Executive Officer (2005-2009), American Insurance Association, 1130 Connecticut Avenue, NW, Suite 1000, Washington, D.C., 20036; Director (since 2001), Burlington Northern Santa Fe Railway Company; Chairman (1999-2007) and Member (1993-2007), Jobs for America’s Graduates; Director (2005-2006), Allied Capital Corporation; and Director (2001-2006), Siebel Systems.

WILLIAM T. SPITZ, Director (since 2007) and Member, Corporate Governance and Investment Committees

Vice Chancellor for Investments Emeritus (1997-2007) and Vice Chancellor and Chief Investment Officer (1985-2007), Vanderbilt University, 2100 West End Avenue, Nashville, Tennessee 37203; Co-Founder, Director and Principal (since 1995), Diversified Trust Company; Director (since 2007), Acadia Realty Trust; Director (since 2007), Cambium Global Timberland Ltd.; and Member, Bessemer Trust Company.

H. TODD STITZER, Director (since 2011) and Member, Audit and Investment Committees

Former CEO of Cadbury PLC (2003-2010), Deputy CEO from (2002-2003), Chief Strategy Officer (2000-2002); President and CEO of Dr. Pepper/Seven Up Inc., (1997-2000), and Executive Director (March 2000-2010); Director, Diageo PLC; member, Advisory Committee of Virgin Group Holdings LLC; and member, Advisory Board of Hamlin Capital Management LLC.

Executive Officer

ROGER W. CRANDALL, Chairman, President and Chief Executive Officer and Director

Chairman (since December 2010), Chief Executive Officer (since January 2010), President (since December 2008), Chief Operating Officer (December 2008-December 2009), Director (since December 2008), Executive Vice President, Chief Investment Officer and Co-Chief Operating Officer (July 2007-December 2008), Executive Vice President and Chief Investment Officer (June 2005-July 2007) and Member of the Office of the CEO (June 2005-2008), MassMutual; Chairman, Director and Chief Executive Officer (since 2010), President (since 2008) and Executive Vice President-Investments (2005-2008), C.M. Life Insurance Company; Chairman, Director and Chief Executive Officer (since 2010), President (since 2008) and Executive Vice President-Investments (2005-2008), MML Bay State Life Insurance Company; Chairman, Director and Chief Executive Officer (since 2010), MassMutual Holding LLC; Chairman (since January 2010), Director (since 2005) and Chairman, Compensation Committee, Oppenheimer Acquisition Corp.; Director (since 2006) and Chairman, Compensation Committee, MassMutual International LLC; Director and Vice President (since 2005), MassMutual Holdings (Bermuda) Limited; President (since 2005) and Director (2005-2008), MassMutual Holding MSC, Inc.; Non-Executive Director (since 2005), Baring Asset Management Limited; Director (2004-2009) and Executive Committee Member (2005-2009), MML Assurance, Inc.; President (2006-2007), Chief Executive Officer (2005-2008), Chairman (2005-2008), Member of the Board of Managers (2003-2008), Managing Director (2000-2008) and Member, Senior Compensation Committee, Babson Capital Management LLC; Director (2004-2008), Babson Capital Europe Limited; Chairman (2005-2008) and Trustee (2003-2008),

Babson Capital Corporate Investors (formerly known as MassMutual Corporate Investors); Chairman (2005-2008) and Trustee (2003-2008), Babson Capital Participation Investors (formerly known as MassMutual Participation Investors); Chairman (2005-2008) and Trustee (2003-2008), MMCI Subsidiary Trust; Chairman (2005-2008) and Trustee (2003-2008), MMPI Subsidiary Trust; Director (2005-2008), Babson Capital Japan KK; Chairman and Director (2005-2008), Cornerstone Real Estate Advisers LLC; Director (2003-2008), MassMutual Corporate Value Limited; Director (2003-2008), MassMutual Corporate Value Partners Limited; President (2003-2008), Director (1996-2006) and Member of the Advisory Board (2003-2008), HYP Management LLC; President (1998-2006), MassMutual/Darby CBO IM, Inc.; Director (1996-2008) and Senior Vice President (2003-2008), MMHC Investment LLC; Director (2004-2008), Jefferies Finance LLC; Director (1999-2008), SAAR Holdings CDO Limited; and Member of Advisory Board (2004-2008), MassMutual High Yield Partners II, LLC; and Director (since 2009), OppenheimerFunds, Inc.

Executive Vice Presidents

ROBERT CASALE, Executive Vice President

Executive Vice President (since April 2010), Senior Vice President (2009-2010), Chief Information Officer and Head of Enterprise Technology Organization (since 2008), Corporate Vice President (2007-2009), Vice President (2006-2007), Assistant Vice President (2005-2006), MassMutual; Board Member (since 2009), United Way of Pioneer Valley.

M. TIMOTHY CORBETT, Executive Vice President and Chief Investment Officer

Executive Vice President and Chief Investment Officer (since May 2011), MassMutual; Chief Investment Officer and Head of the Pension Fund Management Division of the Office of the State Treasurer, Connecticut Retirement Plans and Trust Funds (August 2009-May 2011), State of Connecticut; Head of Fixed Income (July 2008-April 2009), McMorgan & Company, San Francisco, California; Managing Director and Head of Asset Management (2002-July 2008), Hartford Investment Management Company, Hartford, Connecticut; Head of Portfolio Management, Investment Management (1996-2002), Aetna, Inc., Hartford, Connecticut; Chartered Financial Analyst; Fellow of the Society of Actuaries; President Elect of the Board of Governors (2011) and Chairman (since 2007), Finance and Audit Committee, Hill-Stead Museum; Director (since 2009) and Chairman (since 2010), Audit Committee, YMCA of Greater Hartford; and Member of Advisory Board (2000-2002; 2005-2008), Institutional Investor’s Fixed Income Forum.

MICHAEL R. FANNING, Executive Vice President and Head of U.S. Insurance Group

Executive Vice President and Head of U.S. Insurance Group (since December 2008), Senior Vice President and Chief Operating Officer, U.S. Insurance Group (2006-December 2008), MassMutual; Director (since 2009), C.M. Life Insurance Company; Director (since 2009), MML Bay State Life Insurance Company; Chairman (since 2007), Chief Executive Officer (since December 2008), President (2007-2008) and Member (since 2008) Audit and Executive Committees, MML Investors Services, LLC; Member Representative, MassMutual (since 2009), Member Representative, MassMutual Holding LLC (since 2009), and Insurance Operations Superviser (since 2010), MML Distributors, LLC; Director (since 2007), MML Insurance Agency, Inc.; and Vice President, Individual Business (1998-2006), MetLife, Inc.

DEBRA A. PALERMINO, Executive Vice President

Executive Vice President (since April 2010), Senior Vice President (September 2007-March 2010), Corporate Vice President (February 2006-September 2007), MassMutual; Committee Member, Women’s Amateur Public Links Committee (January 2004-November 2009), U.S. Golf Association; President, Board of Directors (January 2005-January 2007), YWCA of Greater Hartford; Senior Vice President, Board of Directors (October 2004-October 2006), CT Women’s Golf Association.

MARK D. ROELLIG, Executive Vice President and General Counsel

Executive Vice President and General Counsel (since December 2005), Executive Vice President, General Counsel and Secretary (July 2008-March 2009), MassMutual; Director (since 2008), Executive Vice President and General Counsel (since 2008), C.M. Life Insurance Company; Director (since 2008), Executive Vice President and General Counsel (since 2008), MML Bay State Life Insurance Company; Director (since 2006), HYP Management LLC; Director (since 2006), MassMutual Assignment Company; Associate Secretary (since 2009), MassMutual Holding LLC; Director (since 2006), MassMutual Holding MSC, Inc.; Director (2006-2011), MML Financial, LLC; and Director (since 2006), Oppenheimer Acquisition Corp.

MICHAEL T. ROLLINGS, Executive Vice President and Chief Financial Officer

Executive Vice President and Chief Financial Officer (since 2006), Senior Vice President (2004-2006) and Deputy Chief Financial Officer (2004-2006), MassMutual; Member of the Board of Managers and Chairman, Audit Committee, Babson Capital Management LLC; Director (since 2008), Executive Vice President (since 2003), MassMutual Holding LLC; Director (since 2004) and Member (since 2005), Audit, Compensation and Executive Committees, MML Assurance, Inc.; Manager (2004-2011), MML Financial, LLC; Manager (since 2004), MML Investment Products, LLC; Director (since 2005), Tremont Group Holdings, Inc. (formerly known as Tremont Capital Management, Inc.); Director (since 2006) and Member (since 2007), Audit Committee, MML Investors Services, LLC; Director (2006-2008), MMHC Investment LLC; Director (since 2005) and Member, Executive Committee, MassMutual Asia Limited; Director (since 2005), MassMutual Holdings (Bermuda) Limited; Director (since 2005), and Member, Audit Committee, Oppenheimer Acquisition Corp.; Director (since 2006) and Member, Audit Committee, Cornerstone Real Estate Advisers LLC; Chairman and Chief Executive Officer (since 2009) and Director (since 2006), MassMutual Capital Partners LLC; President (since 2009) and Director (since 2006), MassMutual International Holding MSC, Inc.; President (since 2007) and Director (since 2006), 9048-5434 Quebec Inc.; Director (since 2006) and Member, Audit Committee, MassMutual International LLC; Director (since 2006), HYP Management LLC; Director (since 2006), MassMutual Assignment Company; Director (2006-2008), MassMutual Benefits Management, Inc; Director (since 2008), Executive Vice President and Chief Financial Officer (since 2006), C.M. Life Insurance Company; Director (since 2008), Executive Vice President and Chief Financial Officer (since 2006), MML Bay State Life Insurance Company; Non-Executive Director (since 2007), Baring Asset Management Limited; Director (since 2009), OppenheimerFunds, Inc.; and Director (since 2010) and Member, Executive and Audit Committees, The MassMutual Trust Company, FSB.

ELAINE A. SARSYNSKI, Executive Vice President

Executive Vice President (Retirement Services Division) (since February 2008), Executive Vice President and Chief Administrative Officer (June 2005-February 2008), Senior Vice President and Chief Administrative Officer, Community Relations, Corporate Communications, Corporate Human Resources and Corporate Services (September 2005-June 2006), MassMutual; Chairman (since September 2008), Chief Executive Officer (since 2006), President (July 2006-September 2008) and Member, Compensation Committee, MassMutual International LLC; Director (since 2006), HYP Management LLC; Director (since 2006), MassMutual Asia Limited; Director (since 2006), MassMutual Assignment Company; Chairman and Director (since 2006), MassMutual Europe, S.A.; Director (since 2007), MassMutual Global Wealth Management Limited; Chairman and Chief Executive Officer (since 2010), MassMutual International Holding MSC, Inc.; Director (since 2006), MassMutual Life Insurance Company (Japan); Chief Executive Officer, President and Springfield OSJ Supervisor (since 2009), MML Distributors, LLC; Director (since 2008), MassMutual Holding LLC; Retirement Services Superviser (since 2009), Director (since 2005), Member (since 2005), Executive Committee and Member (since 2006), Audit Committee, MML Investors Services, LLC; and Director (since 2006), MassMutual Mercuries Life Insurance Company.

ELIZABETH A. WARD, Executive Vice President and Chief Enterprise Risk Officer

Executive Vice President (since 2011), Chief Enterprise Risk Officer (since 2007), and member of MassMutual’s Executive Leadership Team (since 2009), MassMutual; Director (since 2010) and Member (since 2010), Investment Committee, The MassMutual Trust Company, FSB; Director (since 2009), MassMutual International LLC; Director (since 2009), Oppenheimer Acquisition Corp.; and Director (since 2009), OppenheimerFunds, Inc.

b. The Investment Subadvisers:

BARROW, HANLEY, MEWHINNEY & STRAUSS, LLC (“BHMS”)

Officers of BHMS

James P. Barrow, President, Secretary, Treasurer, Executive Director

Ray Nixon, Jr., Executive Director

James S. McClure, Managing Director

John P. Harloe, Managing Director

Board of Managers of BHMS

James P. Barrow, Executive Director,

Ray Nixon, Jr., Executive Director

Linda T. Gibson, Member, Old Mutual (U.S.) Holdings, Inc. (Parent Company)

JAMES P. BARROW

Executive Director, Large Cap and Mid Cap Value Equity Portfolio Manager

During Mr. Barrow’s 50-year investment career, he has worked as a securities analyst and portfolio manager for several major institutions including Citizens & Southern Bank of South Carolina, Atlantic Richfield, and Reliance Insurance. In 1973 he joined Republic National Bank of Dallas as a portfolio manager, where he worked with Tim Hanley and John Strauss. He later was placed in charge of the Employee Benefit Portfolio Group and was a member of the Trust Investment Committee until the founding of Barrow, Hanley, Mewhinney & Strauss in 1979. He graduated from the University of South Carolina with a BS.

RAY NIXON, JR.

Executive Director, Large Cap Value Equity Portfolio Manager

Mr. Nixon joined BHMS in June 1994 from Smith Barney, Inc., where he was a member of the firm’s Investment Policy Committee and served as their lead institutional stockbroker for the Southwest. During his 35-year investment career, he also served as a research analyst for the Teacher Retirement System of Texas. Mr. Nixon is a member of the Board of the Presbyterian Healthcare Foundation, the Board of the Salvation Army, and the Strategic Advisory Board of the CFA Society of Dallas-Fort Worth. He holds a BA and an MBA from the University of Texas.

BLACKROCK INVESTMENT MANAGEMENT, LLC (“BLACKROCK”)

BUSINESS AND OTHER CONNECTIONS OF OFFICERS AND DIRECTORS OF REGISTRANT’S INVESTMENT SUBADVISER, BLACKROCK INVESTMENT MANAGEMENT, LLC (“BLACKROCK”) AS OF June 1, 2010.

Name and Position with BlackRock	Other Company	Position with Other Company
Ann Marie Petach, Chief Financial Officer and Senior Managing Director	BAA Holdings, LLC; BlackRock Funding International,Ltd.	Chief Financial Officer, Senior Managing Director and Director

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Corporation US Inc.;

BlackRock Delaware Holdings, Inc.;

BlackRock Financial Management, Inc.;

BlackRock Fund Advisors;

BlackRock Funding, Inc.;

BlackRock Holdco 2, Inc.;

BlackRock International Holdings,Inc.;

BlackRock Investment Management, LLC

Chief Financial Officer and Senior Managing Director

BlackRock Cayco Limited;

BlackRock Cayman Finco Limited;

BlackRock Finco, LLC;

BlackRock Holdco 4, LLC;

BlackRock Holdco 6, LLC;

BlackRock Institutional Trust Company, National Association;

BlackRock Institutional Trust Company,

N.A. – London Branch;

BlackRock Institutional Trust Company,

N.A. – Sydney Branch

Director

Matthew Mallow, General Counsel, Senior Managing Director and Secretary

BAA Holdings, LLC;

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Corporation US, Inc.;

BlackRock Delaware Holdings, Inc.;

BlackRock Financial Management, Inc.;

BlackRock Fund Advisors;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Holdco 2, Inc.;

BlackRock International Holdings, Inc.;

BlackRock Investments, LLC;

BlackRock Investment Management, LLC;

General Counsel, Managing Director and Secretary

	BlackRock Execution Services; BlackRock Fund Distribution Company	General Counsel and Secretary

BUSINESS AND OTHER CONNECTIONS OF OFFICERS AND DIRECTORS OF REGISTRANT’S INVESTMENT SUBADVISER, BLACKROCK INVESTMENT MANAGEMENT, LLC (“BLACKROCK”) AS OF June 1, 2010.

Laurence D. Fink, Chief Executive Officer

BAA Holdings, LLC;

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Financial Management, Inc.;

BlackRock Fund Advisors;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock International Holdings, Inc.;

Chief Executive Officer and Director

	BlackRock Holdco 2, Inc.; BlackRock Investment Management, LLC	Chief Executive Officer

	BlackRock AP Investment Holdco, LLC; DSP BlackRock Investment Managers Private Limited;.	Director

	BlackRock Capital Markets, LLC; BlackRock Execution Services; BlackRock Fund Distribution Company	Chairman and Director

	BlackRock Corporation US, Inc.; BlackRock Delaware Holdings, Inc.	Chairman, Chief Executive Officer and Director

	BlackRock Investments, LLC	Chairman - Board of Managers

Robert S. Kapito, President

BAA Holdings, LLC;

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Corporation US, Inc.;

BlackRock Delaware Holdings, Inc.;

BlackRock Financial Management, Inc.;

BlackRock Fund Advisors;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock International Holdings, Inc.;

President and Director

	BlackRock Advisors Singapore Pte. Ltd.; BlackRock Holdco 2, Inc.; BlackRock Investment Management, LLC	President

	BlackRock Capital Markets, LLC;	Director
	BlackRock Execution Services; BlackRock Investments, LLC	Director - Board of Managers

BUSINESS AND OTHER CONNECTIONS OF OFFICERS AND DIRECTORS OF REGISTRANT’S INVESTMENT SUBADVISER, BLACKROCK INVESTMENT MANAGEMENT, LLC (“BLACKROCK”) AS OF June 1, 2010.

Paul Audet, Senior Managing Director

BAA Holdings, LLC;

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Corporation US, Inc.;

BlackRock Delaware Holdings, Inc.;

BlackRock Financial Management, Inc.;

BlackRock Fund Advisors;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.

BlackRock Holdco 2, Inc.;

BlackRock International Holdings, Inc.;

BlackRock Investment Management, LLC;

Senior Managing Director

	BlackRock Realty Advisors, Inc.;	Chief Executive Officer and Senior Managing Director

Charles Hallac, Chief Operating Officer and Senior Managing Director

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Corporation US, Inc.;

BlackRock Delaware Holdings, Inc.;

BlackRock Financial Management, Inc.;

BlackRock Fund Advisors;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Holdco 2, Inc.;

BlackRock International Holdings, Inc.;

BlackRock Investment Management, LLC;

Chief Operating Officer and Senior Managing Director

	BlackRock India Private Ltd.; BlackRock Institutional Trust Company, N.A. – London Branch; BlackRock Institutional Trust Company, N.A. – Sydney Branch	Director

	BlackRock Institutional Trust Company, National Association	Chief Executive Officer, President and Director

BUSINESS AND OTHER CONNECTIONS OF OFFICERS AND DIRECTORS OF REGISTRANT’S INVESTMENT SUBADVISER, BLACKROCK INVESTMENT MANAGEMENT, LLC (“BLACKROCK”) AS OF June 1, 2010.

Barbara Novick, Senior Managing Director

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Corporation US, Inc.;

BlackRock Delaware Holdings, Inc.;

BlackRock Financial Management, Inc.;

BlackRock Fund Advisors;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Holdco 2, Inc.;

BlackRock International Holdings, Inc.

BlackRock Investment Management, LLC;

Senior Managing Director

Peter Fisher, Senior Managing Director

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Corporation US, Inc.;

BlackRock Delaware Holdings, Inc.;

BlackRock Financial Management, Inc.;

BlackRock Fund Advisors;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Holdco 2, Inc.;

BlackRock International Holdings, Inc.;

BlackRock Investment Management, LLC;

Senior Managing Director

Susan Wagner, Vice Chairman	BAA Holdings, LLC, Wilmington, DE	Member, Board of Managers and Director

BUSINESS AND OTHER CONNECTIONS OF OFFICERS AND DIRECTORS OF REGISTRANT’S INVESTMENT SUBADVISER, BLACKROCK INVESTMENT MANAGEMENT, LLC (“BLACKROCK”) AS OF June 1, 2010.

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Corporation US, Inc.;

BlackRock Delaware Holdings, Inc.;

BlackRock Financial Management, Inc.;

BlackRock Fund Advisors;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Holdco 2, Inc.;

BlackRock International Holdings, Inc.;

BlackRock Investment Management, LLC;

Vice Chairman

	BlackRock Institutional Trust Company, N.A. – London Branch; BlackRock Institutional Trust Company, N.A. – Sydney Branch; DSP BlackRock Investments Managers Private Limited	Director

Robert Doll, Senior Managing Director

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Corporation US, Inc.;

BlackRock Delaware Holdings, Inc.;

BlackRock Financial Management, Inc.;

BlackRock Fund Advisors;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Holdco 2, Inc.;

BlackRock International Holdings, Inc.;

BlackRock Investment Management, LLC;

Senior Managing Director

	Portfolio Administration & Management Ltd.,	Director

BUSINESS AND OTHER CONNECTIONS OF OFFICERS AND DIRECTORS OF REGISTRANT’S INVESTMENT SUBADVISER, BLACKROCK INVESTMENT MANAGEMENT, LLC (“BLACKROCK”) AS OF June 1, 2010.

Robert Fairbairn, Senior Managing Director

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Corporation US, Inc.;

BlackRock Delaware Holdings, Inc.;

BlackRock Financial Management, Inc.;

BlackRock Fund Advisors;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock International Holdings, Inc.;

BlackRock Investment Management, LLC;

Senior Managing Director

	BlackRock Investments, LLC	Chief Executive Officer and Senior Managing Director

Bennett Golub, Chief Risk Officer and Senior Managing Director

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings,Inc.;

BlackRock Capital Holdings, Inc.;

BlackRock Capital Management,Inc.;

BlackRock Corporation US, Inc.;

BlackRock Delaware Holdings,Inc.;

BlackRock Financial Management, Inc.;

BlackRock Fund Advisors;

BlackRock Funding, Inc.;

BlackRock Funding International,Ltd.;

BlackRock International Holdings,Inc.;

BlackRock Investment Management, LLC;

Chief Risk Officer and Senior Managing Director

BUSINESS AND OTHER CONNECTIONS OF OFFICERS AND DIRECTORS OF REGISTRANT’S INVESTMENT SUBADVISER, BLACKROCK INVESTMENT MANAGEMENT, LLC (“BLACKROCK”) AS OF June 1, 2010.

Richard Kushel, Senior Managing Director

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Corporation US, Inc.;

BlackRock Delaware Holdings, Inc.;

BlackRock Financial Management, Inc.;

BlackRock Fund Advisors;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Holdco 2, Inc.;

BlackRock International Holdings, Inc.;

BlackRock Investment Management, LLC;

Senior Managing Director

	BlackRock Asset Management UK Limited,	Chairman and Director

	BlackRock Holdco 5, LLC, DSP BlackRock Investment Managers Private Limited	Director

	BlackRock Asset Management Deutschland AG	Chairman and Director, Supervisory Board

Amy Engel, Treasurer and Managing Director

BlackRock, Inc.

BAA Holdings, LLC;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Corporation US, Inc;

BlackRock Delaware Holdings, Inc.;

BlackRock Financial Management, Inc.;

BlackRock Fund Advisors;

BlackRock Funding International, Ltd.;

BlackRock Funding, Inc.;

BlackRock Holdco 2, Inc.;

BlackRock International Holdings, Inc.;

BlackRock Investment Management, LLC;

Treasurer and Managing Director

BUSINESS AND OTHER CONNECTIONS OF OFFICERS AND DIRECTORS OF REGISTRANT’S INVESTMENT SUBADVISER, BLACKROCK INVESTMENT MANAGEMENT, LLC (“BLACKROCK”) AS OF June 1, 2010.

Kendrick Wilson, Vice Chairman

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Corporation US, Inc.;

BlackRock Delaware Holdings, Inc.;

BlackRock Financial Management, Inc.;

BlackRock Fund Advisors;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Holdco 2, Inc.;

BlackRock International Holdings, Inc.;

BlackRock Investment Management, LLC;

Vice Chairman

Mark McCombe, Senior Managing Director and Chairman of Asia-Pacific

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Corporation US, Inc.;

BlackRock Delaware Holdings, Inc.;

BlackRock Financial Management, Inc.;

BlackRock Fund Advisors;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Holdco 2, Inc.;

BlackRock Investment Management, LLC;

BlackRock International Holdings, Inc.

Senior Managing Director and Chairman of Asia-Pacific

Linda Gosden Robinson, Senior Managing Director and Head of Marketing and Communications

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Corporation US, Inc.;

BlackRock Delaware Holdings, Inc.;

BlackRock Financial Management, Inc.;

BlackRock Fund Advisors;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Holdco 2, Inc.;

BlackRock Investment Management, LLC;

BlackRock International Holdings, Inc.

Senior Managing Director and Head of Marketing and Communications

BRANDYWINE GLOBAL INVESTMENT MANAGEMENT, LLC (“BRANDYWINE GLOBAL”)

Information about the directors, principal executive officers and control persons of Brandywine Global is set forth below. Unless otherwise noted, the address of each of them is 2929 Arch Street, 8th Floor, Philadelphia, PA 19104. Legg Mason owns 100% of Brandywine Global.

DIRECTORS AND OFFICERS

Name	Position
Mark Paul Glassman	Executive Vice President and Chief Administrative Officer
Christopher D. Marzullo	Senior Counsel and Chief Compliance Officer
David Fenno Hoffman	Executive Vice President and Manager
Ron Dewhurst	Non-Employee Manager
Peter Nachtwey	Non-Employee Manager

CONTROL PERSONS

Name	Relationship
Legg Mason	Owns 100% of Brandywine Global

DAVIS SELECTED ADVISERS, L.P. (“DSA”)

Davis Selected Advisers, L.P. (“DSA”) and subsidiary companies comprise a financial services organization whose business consists primarily of providing investment management services as the investment adviser and manager for investment companies registered under the Investment Company Act of 1940, unregistered off-shore investment companies, and as an investment adviser to institutional and individual accounts. DSA also serves as sub-investment adviser to other investment companies. Affiliated investment companies include:

Davis Investments, LLC is the sole general partner of DSA. Its sole member, Christopher C. Davis, controls Davis Investment, LLC.

Venture Advisers, Inc. is a corporation whose primary purpose is to hold limited partner units in DSA.

Davis Distributors LLC, a wholly-owned subsidiary of DSA, is a registered broker-dealer which serves as primary underwriter of Davis Funds and Selected Funds.

Davis Selected Advisers NY, Inc., another wholly-owned subsidiary, is a federally registered investment adviser which serves as subadviser for many of DSA’s advisory clients

DSA serves as investment sub-adviser to one series of Registrant, as well as to a series of another registered investment company for which MassMutual serves as investment adviser.

Other business of a substantial nature that directors or officers of DSA are or have been engaged in the last two years:

Andrew A. Davis (6/25/63), 124 East Marcy Street, Santa Fe, NM 87501. President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P. and also serves as an executive officer in certain companies affiliated with the Adviser which are described above.

Christopher C. Davis (7/13/65), 620 Fifth Avenue, New York, NY 10020. President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman of Davis Selected Advisers, L.P. and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer). Director, Washington Post.

Kenneth C. Eich (8/14/53) 2949 East Elvira Road, Suite 101, Tucson, AZ 85756. Executive Vice President and Principal Executive Officer of each of the Davis Funds, Selected Funds, and Clipper Fund, Inc.; Chief Operating Officer, Davis Selected Advisers, L.P. and also serves as an executive officer in certain companies affiliated with DSA which are described above.

Douglas Haines (3/4/71) 2949 East Elvira Road, Suite 101, Tucson, AZ 85756. Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds, Selected Funds, and Clipper Fund, Inc.; Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (9/25/66) 2949 East Elvira Road, Suite 101, Tucson, AZ 85756. Vice President, Chief Compliance Officer of each of the Davis Funds, Selected Funds, and Clipper Fund, Inc.; Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P. and also serves as an executive officer in certain companies affiliated with DSA which are described above.

Thomas D. Tays (3/7/57) 2949 East Elvira Road, Suite 101, Tucson, AZ 85756. Vice President and Secretary of each of the Davis Funds, Selected Funds, and Clipper Fund, Inc.; Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P. and also serves as an executive officer in certain companies affiliated with the Adviser.

Gary Tyc (5/27/56) 2949 East Elvira Road, Suite 101, Tucson, AZ 85756. Vice President, Chief Financial Officer Treasurer, and Assistant Secretary of Davis Selected Advisers, L.P. and also serves as a senior officer for several companies affiliated with DSA which are described above.

Russell O. Wiese (5/18/66) 620 Fifth Avenue, New York, NY 10020. Chief Marketing Officer of Davis Selected Advisers, L.P. and also serves as a director and/or senior officer for several companies affiliated with DSA which are described above.

DELAWARE MANAGEMENT COMPANY (“DMC”)

Delaware Management Company (DMC), a series of Delaware Management Business Trust (DMBT), serves as an investment sub-adviser to the Registrant and also serves as investment manager or sub-advisor to certain of the funds in the Delaware Investments® Family of Funds and the Optimum Fund Trust, as well as to certain non-affiliated registered investment companies. In addition, certain officers of DMC also serve as trustees and/or officers of other Delaware Investments Funds and Optimum Fund Trust. A company indirectly owned by DMC’s parent company acts as principal underwriter to the mutual funds in the Delaware Investments Funds and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments Funds.

As of February 1, 2012, unless otherwise noted, the following persons serving as directors or officers of DMC have held the following positions during the past two years. Unless otherwise noted, the principal business address of the directors and officers of DMC is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal Business Address	Positions and Offices with DMC	Other Positions and Offices Held
Patrick P. Coyne	President	Mr. Coyne has served in various executive capacities within Delaware Investments Director – Kaydon Corp.

Michael J. Hogan	Executive Vice President/Head of Equity Investments	Mr. Hogan has served in various executive capacities within Delaware Investments

See Yeng Quek	Executive Vice President/Managing Director/Head of Fixed Income	Mr. Quek has served in various executive capacities within Delaware Investments

Philip N. Russo	Executive Vice President/Chief Administrative Officer	Mr. Russo has served in various executive capacities within Delaware Investments

Joseph R. Baxter	Senior Vice President/Head of Municipal Bond Investments/Senior Portfolio Manager	Mr. Baxter has served in various capacities within Delaware Investments

Christopher S. Beck	Senior Vice President/Chief Investment Officer — Small Cap Value Equity (CIO — Small Cap Value Equity since June 2010)	Mr. Beck has served in various capacities within Delaware Investments

Michael P. Buckley	Senior Vice President/Portfolio Manager/Director of Municipal Research	Mr. Buckley has served in various capacities within Delaware Investments

Stephen J. Busch	Senior Vice President — Investment Accounting	Mr. Busch has served in various capacities within Delaware Investments

Michael F. Capuzzi	Senior Vice President — Investment Systems	Mr. Capuzzi has served in various capacities within Delaware Investments

Lui-Er Chen	Senior Vice President/ Chief Investment Officer, Emerging Markets and Healthcare	Mr. Chen has served in various capacities within Delaware Investments

Thomas H. Chow	Senior Vice President/Senior Portfolio Manager	Mr. Chow has served in various capacities within Delaware Investments

Stephen J. Czepiel	Senior Vice President/Senior Portfolio Manager	Mr. Czepiel has served in various capacities within Delaware Investments

Chuck M. Devereux	Senior Vice President/Director of Credit Research	Mr. Devereux has served in various capacities within Delaware Investments

Roger A. Early	Senior Vice President/Co-Chief Investment Officer — Total Return Fixed Income Strategy	Mr. Early has served in various capacities within Delaware Investments

Stuart M. George	Senior Vice President/Head of Equity Trading	Mr. George has served in various capacities within Delaware Investments

Edward Gray	Senior Vice President/Chief Investment Officer — International Value Equity (CIO — International Value Equity since June 2010)	Mr. Gray has served in various capacities within Delaware Investments

Paul Grillo	Senior Vice President/ Co-Chief Investment Officer — Total Return Fixed Income Strategy	Mr. Grillo has served in various capacities within Delaware Investments

Sharon Hill	Senior Vice President (since March 2011)/Head of Equity Quantitative Research and Analytics	Dr. Hill has served in various capacities within Delaware Investments

James L. Hinkley	Senior Vice President/Director of Wealth Management (since June 2010)	Mr. Hinkley has served in various capacities within Delaware Investments

Kevin P. Loome	Senior Vice President/Senior Portfolio Manager/Head of High Yield Investments	Mr. Loome has served in various capacities within Delaware Investments

Christopher McCarthy	Senior Vice President/Sub-Advisory Sales and Relationship Management (since June 2010)	Mr. McCarthy has served in various capacities within Delaware Investments

Timothy D. McGarrity	Senior Vice President/Financial Services Officer	Mr. McGarrity has served in various capacities within Delaware Investments

Francis X. Morris	Senior Vice President/Chief Investment Officer — Core Equity	Mr. Morris has served in various capacities within Delaware Investments

Brian L. Murray, Jr.	Senior Vice President/Chief Compliance Officer	Mr. Murray has served in various capacities within Delaware Investments

Susan L. Natalini	Senior Vice President/Head of Equity and Fixed Income Business Operations	Ms. Natalini has served in various capacities within Delaware Investments

D. Tysen Nutt	Senior Vice President/Senior Portfolio Manager/Team Leader	Mr. Nutt has served in various capacities within Delaware Investments

Philip O. Obazee	Senior Vice President/Structured Products and Derivatives Manager	Mr. Obazee has served in various capacities within Delaware Investments

David P. O’Connor	Senior Vice President/Strategic Investment Relationships and Initiatives/General Counsel

Mr. O’Connor has served in various executive capacities within Delaware Investments

Senior Vice President/ Strategic Investment Relationships and Initiatives/ General Counsel/Chief Legal Officer – Optimum Fund Trust

Richard Salus	Senior Vice President/ Controller/Treasurer	Mr. Salus has served in various capacities within Delaware Investments Senior Vice President/Chief Financial Officer – Optimum Fund Trust

Jeffrey S. Van Harte	Senior Vice President/Chief Investment Officer — Focus Growth Equity	Mr. Van Harte has served in various capacities within Delaware Investments

W. Alex Wei	Senior Vice President/Head of Structured Credit Investment/Chief Quantitative Analyst	Mr. Wei has served in various capacities within Delaware Investments

Babak Zenouzi	Senior Vice President/Chief Investment Officer — REIT Equity (CIO — REIT Equity since June 2010)	Mr. Zenouzi has served in various capacities within Delaware Investments

EAGLE ASSET MANAGEMENT, INC. (“EAGLE”)

Thomas A,,James Chairman of the Board of Directors

March 1984 to present - Mr. James is Chairman of the Board of Directors of Eagle Asset Management, Inc.

June 1985 to 2009 - Mr. James is Chairman of the Board of Trustees of the Eagle Family of Mutual Funds.

June 1985 to October 2008 - Mr. James was Director of Heritage Asset Management

Richard Rossi, President, Co-Chief operating Officer, Director

October 2009 to Present - Mr. Rossi is President of Eagle Asset Management, Inc.

October 2008 to Present - Mr. Rossi is Co-Chief Operating Officer of Eagle Asset Management, Inc.

From November 2005 to Present - Mr. Rossi is President and a Director of Eagle Funds Distributor Inc.

From October 1999 to October 2009 - Mr. Rossi is Executive Vice President with Eagle and responsible for Eagle Sales and Marketing.

March 1999 to present - Mr. Rossi is a Registered Representative with Raymond James & Associates, Inc.

James C. Abbott, Co-Chief Operating Officer, Executive Vice President, Director

October 2009 to present - Mr. Abbott is Co-Chief Operating Officer and Executive Vice President - Investments of Eagle Asset Management, Inc. December 2009 to present - Mr. Abbott is President of Eagle Boston Investment Management, Inc.

October 2009 to present - Mr. Abbott is President and Director of Eagle Fund Services, Inc.

September 2007 to October 2009 - Mr. Abbott was Senior Vice President, Institutional Sales and Head of New Business Development of Eagle. September 2007 to present - Mr. Abbott is Director of Eagle Boston Investment Management Inc. September 2007 to present - Mr. Abbott is Director of Raymond James Asset Management International. October 2005 to present - Mr. Abbott is Director of International Sales Asset Management Services. September 2005 to present - Mr. Abbott is Director of Raymond James Latin Fund Advisors S.A. August 2005 to present - Mr. Abbott is Director of Raymond James Global Advisors Ltd. January 2003 to present - Mr. Abbott is Vice President, Managing Director of the Asset Management Division of RJA. March 2002 to present - Mr. Abbott is a Registered Representative with RJA. March 2001 to January 2003 - Mr. Abbott was Assistant to the Chairman and the Board of Directors of RJF.

Stephen W. Faber, Corporate Counsel

January 1990 to present: Corporate Counsel, Eagle Asset Management, Inc.

Damian D. Sousa, Chief Compliance Officer, Director

December 2005 to present - Mr. Sousa is Chief Compliance Officer of Eagle Fund Distributors, Inc .

February 2003 to present - Mr. Sousa is Chief Compliance Officer of Eagle Boston Investment Management, Inc.

August 2002 to present - Mr. Sousa is Vice President, Director of Compliance of Eagle Asset Management, Inc. February 2003 Mr. Sousa was appointed Chief Compliance Officer.

August 2002 to present - Mr. Sousa is a Registered Representative of Raymond James & Associates, Inc.

December 2000 to August 2002 - Mr. Sousa was Senior Vice President, Compliance Director of Fleet Investment Advisors, Inc.

July 1997 to December 2000 - Mr. Sousa was Vice President, Senior Compliance Manager of FleetBoston Corporate Compliance.

Eric C. Wilwant Chief Administrative Officer, Treasurer, Director

October 2008 to Present - Mr. Wilwant is Chief Administrative Officer of Eagle Asset Management, Inc.

February 2003 to present - Mr. Wilwant is Treasurer of Eagle Asset Management.

September 2000 to present - Mr. Wilwant is Vice President of Eagle Asset Management. Responsible for Operations, Trading Operations and Administration.

April 1995 to September 2000 - Mr. Wilwant was Head of Trading and Trading Systems at Dolphin Capital Management.

EARNEST PARTNERS, LLC (“EARNEST Partners”)

Names and positions of the principal executive officers and directors of EARNEST Partners as of December 31, 2010. The principal address of each individual as it relates to his duties at EARNEST Partners is the same as that of EARNEST Partners.

Name	Position(s) with EARNEST Partners
Paul E. Viera, Jr.	Chief Executive Officer and Manager

John G. Whitmore, II	Chief Operating Officer

James M. Wilson	Chief Compliance Officer and Secretary

FEDERATED CLOVER INVESTMENT ADVISORS (“FEDERATED CLOVER”)

The following are the names and principal occupations of the principal executive officers and each director of Federated Global Investment Management Corp.

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Federated Global Investment Management Corp. 450 Lexington Avenue, Suite 3700 New York, New York 10017-3943	Investment sub-adviser to MassMutual Select Small Company Value Fund	J. Christopher Donahue, Trustee and Chairman *	Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company

		Thomas R. Donahue, Trustee and Treasurer *	Chief Financial Officer, Federated Investors, Inc.

		John B. Fisher, Trustee and President/CEO *	President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated

Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company

Stephen F. Auth, Executive Vice President **	Chief Investment Officer of various funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania

Lawrence Auriana, Senior Vice President **	Portfolio Manager of various funds in the Federated Fund Complex; Co-Head Investments, Federated Kaufmann

Stephen Carl, Senior Vice President ***	Chief Operating Officer, Federated Clover Investment Advisors a division of Federated Global Investment Management Corp.

Michael E. Jones, Senior Vice President ***	Portfolio Manager, Federated Clover Investment Advisors a division of Federated Global Investment Management Corp.

Audrey Kaplan, Senior Vice President **	Portfolio Manager of various funds in the Federated Fund Complex; Co-Head International Equities and International Core, Federated Global Equity Investment Management

Philip J. Orlando, Senior Vice President **	Portfolio Manager of various funds in the Federated Fund Complex; Chief Market Strategist, Federated Global Equity Investment Management

Hans Utsch, Senior Vice President	Portfolio Manager of various funds in the Federated Fund Complex; Co-Head Investments, Federated Kaufmann

Leonardo A. Vila, Senior Vice President **	Portfolio Manager of various funds in the Federated Fund Complex; Co-Head International Equities and International Small Cap, Federated Global Equity Investment Management

G. Andrew Bonnewell, Vice President and Secretary *	Senior Corporate Counsel, Federated Investors, Inc.

Daniel Burnside, Vice President ***	Vice President/Director, Quantitative Research/Strategies, Federated Clover Investment Advisors a division of Federated Global Investment Management Corp.

Lawrence R. Creatura, Vice President ***	Portfolio Manager, Federated Clover Investment Advisors a division of Federated Global Investment Management Corp.

Timothy Goodger, Vice President **	Portfolio Manager of various funds in the Federated Fund Complex

James Gordon, Vice President **	Head of Quantitative and Research Analysis, Federated Global Equity Investment Management

Stephen Gutch, Vice President ***	Portfolio Manager, Federated Clover Investment Advisors a division of Federated Global Investment Management Corp.

Marc Halperin, Vice President **	Portfolio Manager of various funds in the Federated Fund Complex

Matthew P. Kaufler, Vice President***	Portfolio Manager, Federated Clover Investment Advisors a division of Federated Global Investment Management Corp.

Geoffrey C. Pazzanese, Vice President **	Portfolio Manager of various funds in the Federated Fund Complex

Aash M. Shah, Vice President **	Portfolio Manager of various funds in the Federated Fund Complex

Paul W. Spindler, Vice President ***	Portfolio Manager, Federated Clover Investment Advisors a division of Federated Global Investment Management Corp.

Richard M. Winkowski, Jr., Vice President**	Portfolio Manager of various funds in the Federated Fund Complex

Mary Anne DeJohn, Assistant Vice President***	Compliance Manager and Fund Operations Manager, Federated Clover Investment Advisors a division of Federated Global Investment Management Corp.; Compliance Manager, Clover Capital Management Inc.

Steven Friedman, Assistant Vice President*	Vice President and Compliance Officer, subsidiaries of Federated Investors, Inc.

Anne Kruczek, Assistant Vice President*	Senior Vice President, Head of Investment Administration.

Keith Michaud, Assistant Vice President*	Vice President, Senior Market Data Manager.

Nichola Noriega, Assistant Vice President**	Client Portfolio Manager- International Equity Strategist, Federated Clover Investment Advisors a division of Federated Global Investment Management Corp.

Denis McAuley, III, Assistant Treasurer*	Vice President and Principal Accounting Officer, Federated Investors, Inc.; Treasurer of various Federated operating companies

Brian P. Bouda, Chief Compliance Officer*	Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries.

*	The business address is: Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
**	The business address is: 450 Lexington Avenue, Suite 3700, New York, NY 10017-3943.
***	The business address is: 400 Meridian Centre, Suite 200, Rochester, NY 14618.

FRONTIER CAPITAL MANAGEMENT COMPANY, LLC (“FRONTIER”)

Michael A. Cavarretta, CFA, Partner, Chairman and Portfolio Manager

Stephen M. Knightly, CFA, Partner, President and Portfolio Manager

William A. Teichner, CFA, Partner and Portfolio Manager

Thomas W. Duncan, Jr., Partner and Portfolio Manager

James A. Colgan, Partner and Portfolio Manager

G. Michael Novak, Jr., Partner and Portfolio Manager

Christopher J. Scarpa, Partner, Research Analyst and Assistant Portfolio Manager

Andrew B. Bennett, CFA, Partner, Research Analyst and Assistant Portfolio Manager

Peter G. Kuechle, Partner and Research Analyst

Jonathan M. Levin, MD, Partner and Research Analyst

Rushan (Greg) Jiang, CFA, Partner and Research Analyst

Ravi Dabas, Partner and Research Analyst

Nathan A. Hayman, Partner and Research Analyst

Lisa A. Turley, Partner and Institutional Trader

Richard H. Binder, CPA, Partner and Chief Financial Officer

Sarah J. Jankowski, Partner and Chief Administrative Officer

William J. Ballou, Partner and Chief Operating and Compliance Officer

HARRIS ASSOCIATES L.P. (“HALP”)

Harris Associates L.P. (“HALP”) is a registered investment adviser under the Advisers Act. The directors (other than Messrs. Hailer and Servant) and executive officers of HALP have had as their sole business, profession, vocation or employment during the past two years only their duties as executive officers/employees of HALP. Harris Associates Inc. (“HAI”) is the general partner of HALP and Harris Associates Securities L.P. (“HASLP”), a limited-purpose broker-dealer. HALP is affiliated with and a limited partner of HASLP. The business address of Harris Associates is Two North LaSalle Street, Suite 500, Chicago, Illinois 60602.

Directors and Officers

Name, Address and Position(s) and Age at December 31, 2011 and Principal Occupation(s) during the Past Five Years.

ROBERT LEVY. 61. Chairman, HAI; Chief Investment Officer, Domestic Equity, HAI and HALP, since 2001; Portfolio Manager, HALP.

HENRY R. BERGHOEF. 62. Vice President, HAI and HALP, since 2003; Analyst and Portfolio Manager, HALP; Director of Domestic Research 2003-2011.

DAVID G. HERRO. 52. Director, HAI; Chief Investment Officer, International Equity, HAI and HALP, since 2003; Portfolio Manager and Analyst, HALP.

JOHN R. RAITT. 57. Vice President of HAI and HALP, since 2010; Analyst, HALP.

JANET L. REALI. 60. Director, HAI, since 2010; Vice President, General Counsel, and Secretary, HAI, HALP and HASLP, since 2001.

KRISTI L. ROWSELL. 45. Director, HAI; President HAI, HALP and HASLP, since 2010.

TOM HERMAN. 50. Chief Financial Officer, HAI, HALP and HASLP, since 2010.

CLYDE S. MCGREGOR. 59. Vice President, HAI and HALP; Portfolio Manager HALP, since 1981.

MICHAEL J. MANGAN. 48. Vice President, HAI and HALP; Portfolio Manager HALP, since 1997.

MICHAEL J. NEARY. 43. Vice President, HAI and HALP; Managing Director, Marketing and Client Relations HALP, since 2002.

WILLIAM C. NYGREN. 53. Vice President, HAI; Portfolio Manager and Analyst HALP since 1983.

JOHN N. DESMOND, 50, Chief Operating Officer, HAI and HALP since 2007; Vice President and Director of Investment Operations for Nuveen Investments 2005-2007.

ROBERT A. TAYLOR, 39, Vice President and Director of International Research, HAI and HALP since 2004; Portfolio Manager and Analyst, HALP.

COLIN P. MCFARLAND, 48, Chief Compliance Officer, HALP since 2005.

PIERRE SERVANT, 56, Director, HAI since 2007; CEO and Member of Executive Committee, Natixis Global Asset Management since 2007. Address: c/o Natixis Global Asset Management, 21, quai d’Austerlitz 75013 Paris, France.

JOHN HAILER, 51, Director, HAI since 2007; President and CEO, Natixis Global Asset Management LLC since 2007. Address: c/o Natixis Global Asset Management, 399 Boylston Street, Boston, Massachusetts 02116.

J.P. MORGAN INVESTMENT MANAGEMENT INC. (“J.P. MORGAN”)

J.P. Morgan Investment Management Inc.

JP Morgan Investment Management Inc. (“JPMIM”) is an investment subadviser for the “Registrant’s Fund.” The principal business address of JPMIM is 270 Park Avenue, New York, NY 10017. JPMIM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
George C.W. Gatch	—	—
Director, CEO, President, Managing
Director
Seth P. Bernstein	—	—
Director, Global Head of Fixed
Income, Managing Director
Lawrence M. Unrein	—	—
Director, CIO - Global Head of Private Equity,
Managing Director
Martin R. Porter	—	—
CIO - Global Head of
Equities & Balanced Group,
Managing Director
Clive S. Brown	—	—
Director, Managing
Director
Scott E. Richter	—	—
Secretary, Chief Legal Officer,
Managing Director
Joseph K. Azelby	—	—
Director, CIO - Global Head of Real Estate,
Managing Director
Paul A. Quinsee	—	—
Director, Managing
Director
Joseph J. Bertini	—	—
Chief Compliance Officer,
Managing Director
Robert L. Young	—	—
Director, COO, Managing
Director
Craig M. Sullivan	—	—
CFO, Director, Managing
Director

James Broderick	—	—
Director/Managing Director
Catherine Ann Keating	—	—
Director, CEO, Managing Director

LOOMIS, SAYLES & COMPANY, L.P. (“LOOMIS SAYLES”)

Executive Officers of Loomis, Sayles & Company, L.P. and its General Partner, Loomis, Sayles & Company, Incorporated

03/31/95 Chairman & Chief Executive Officer; 08/03/92 President	Robert J. Blanding
08/03/99 Vice Chairman; 10/30/89 Executive Vice President	Daniel J. Fuss
11/05/02 Executive Vice President; 03/01/00 Chief Financial Officer	Kevin P. Charleston
06/01/99 Executive Vice President, Director of Institutional Services	John F. Gallagher, III
11/05/02 Executive Vice President; 08/08/00 Chief Information Officer	John R. Gidman
11/05/02 Executive Vice President, Chief Investment Officer—Equities	Lauriann Kloppenburg
11/05/02 Executive Vice President, Chief Investment Officer—Fixed Income	Jaehoon Park
11/04/03 Executive Vice President; 07/01/03 General Counsel & Secretary	Jean S. Loewenberg

Board of Directors of Loomis, Sayles & Company, L.P.’s General Partner, Loomis Sayles & Company, Incorporated

09/05/90 Blanding, Robert J.	08/08/00 Kloppenburg, Lauriann
05/09/00 Charleston, Kevin P.	11/04/03 Loewenberg, Jean S.
09/30/88 Fuss, Daniel J.	10/21/02 Park, Jaehoon
05/09/00 Gallagher, John F., III	02/08/07 Servant, Pierre P. (Natixis)
05/08/01 Gidman, John R.
02/07/08 Hailer, John T. (Natixis)

List of Funds Advised

In addition to the following US-registered investment companies, Loomis Sayles also acts as adviser or subadviser to other affiliated and unaffiliated investment companies or similar pooled investment vehicles.

Loomis Sayles Mid Cap Growth Fund

Loomis Sayles Small Cap Growth Fund

Loomis Sayles Small Cap Value Fund

Loomis Sayles Fixed Income Fund

Loomis Sayles Institutional High Income Fund

Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Investment Grade Fixed Income Fund

Loomis Sayles Inflation Protected Securities Fund

Loomis Sayles Core Plus Bond Fund

Loomis Sayles High Income Fund

Loomis Sayles Investment Grade Bond Fund

Loomis Sayles Limited Term Government & Agency Fund

Loomis Sayles Strategic Income Fund

Loomis Sayles Value Fund

Loomis Sayles Growth Fund

Loomis Sayles Global Equity and Income Fund

Loomis Sayles High Income Opportunities Fund

Loomis Sayles International Bond Fund

Loomis Sayles Bond Fund

Loomis Sayles Global Bond Fund

Loomis Sayles Securitized Asset Fund

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Loomis Sayles Multi-Asset Real Return Fund

Loomis Sayles Absolute Strategies Fund

MASSACHUSETTS FINANCIAL SERVICES COMPANY (“MFS”)

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, MA 02116	Sub-Adviser to MassMutual Select Overseas Fund
Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the
Name of each Director, Principal Executive Officer or Partner of the Adviser	Last Two Fiscal Years
Thomas A. Bogart, Director	Executive Vice President, Business Development and General Counsel of Sun Life Financial

Dean A. Connor, Director	President and Chief Executive Officer of Sun Life Financial

Robert J. Manning, Director, Chief Executive Officer and Chairman of the Board of Directors	Trustee of various funds within the MFS Funds complex (the “MFS Funds”)

Michael W. Roberge, Director, President, Chief Investment Officer and Director of Global Research	N/A

Martin E. Beaulieu, Vice Chairman	N/A

David A. Antonelli, Vice Chairman	N/A

Timothy M. Fagan, Senior Vice President and Chief Compliance Officer	N/A

Amrit Kanwal, Executive Vice President and Chief Financial Officer	N/A

Mark N. Polebaum, Executive Vice President, Secretary and General Counsel	Secretary of the MFS Funds

Robin A. Stelmach, Executive Vice President and Chief Operating Officer	N/A

Certain principal executive officers and directors of Massachusetts Financial Services Company (“MFS”) serve as officers or directors of some or all of MFS’ corporate affiliates and certain officers of MFS serve as officers of some or all of the MFS funds and/or officers or directors of certain MFS non-U.S. investment companies. Except as set forth above or in Schedules B and D of Form ADV filed by MFS pursuant to the Advisers Act (SEC File No. 801-17352), each principal executive officer of MFS has been engaged during the past two fiscal years in no business profession, vocation or employment of a substantial nature other than as an officer of MFS or certain of MFS’ corporate affiliates. The identity of those corporate affiliates is identified below or is incorporated by reference from Schedules B and D of such Form ADV.

Investment Adviser Corporate Affiliate	Address
MFS Fund Distributors, Inc.	500 Boylston Street, Boston, Massachusetts 02116-3741 U.S.A.
MFS Service Center, Inc.	100 Hancock Street, Quincy, MA 02171 U.S.A.
MFS Heritage Trust Company	500 Boylston Street, Boston, Massachusetts 02116-3741 U.S.A.
MFS Institutional Advisors, Inc.	500 Boylston Street, Boston, Massachusetts 02116-3741 U.S.A.
MFS International Limited	Canon’s Court, 22 Victoria Street, Hamilton, HM12, Bermuda
MFS International (U.K.) Limited	Paternoster House, 65 St. Paul’s Churchyard, London EC4M 8AB, U.K.
MFS International Management K.K.	16 F Daido Seimei Kasumigaseki Building, 1-4-2 Kasumigaseki 1-chome, Chiyoda-ku, Tokyo, Japan 100-0013
MFS do Brasil Desenvolvimento de Mercado Ltda. (Brazil)	Alameda Campinas, 1070, Sao Paulo, SP, Brazil
MFS International (Hong Kong) Limited	20/F, One Exchange Square, Central, Hong Kong
MFS Investment Management Company (Lux.) S.A.	49, Avenue J.F. Kennedy, L-1855 Luxembourg, R.C.S. Luxembourg No. 76 467
Sun Life of Canada (U.S.) Financial Services Holdings, Inc. Nova Scotia Company (NSULC) McLean Budden Limited (MBL)

Sun Life Financial Centre, 150 King Street West, Toronto, Ontario, Canada

1959 Upper Water Street, Suite 1100, Halifax, Nova Scotia, Canada

145 King Street, West Suite 2525, Toronto, Ontario, Canada MSH 1J8

The MFS Funds include the following. The address of the MFS Funds is: 500 Boylston Street, Boston, MA 02116.

Massachusetts Investors Trust

Massachusetts Investors Growth Stock Fund

MFS Series Trust I

MFS Series Trust II

MFS Series Trust III

MFS Series Trust IV

MFS Series Trust V

MFS Series Trust VI

MFS Series Trust VII

MFS Series Trust VIII

MFS Series Trust VIII

MFS Series Trust IX

MFS Series Trust X

MFS Series Trust XI

MFS Series Trust XII

MFS Series Trust XIII

MFS Series Trust XIV

MFS Series Trust XV

MFS Series Trust XVI

MFS Municipal Series Trust

MFS Variable Insurance Trust

MFS Variable Insurance Trust II

MFS Institutional Trust

MFS California Municipal Fund

MFS Charter Income Trust

MFS Government Markets Income Trust

MFS High Income Municipal Trust

MFS High Yield Municipal Trust

MFS InterMarket Income Trust I

MFS Intermediate High Income Fund

MFS Intermediate Income Trust

MFS Investment Grade Municipal Trust

MFS Municipal Income Trust

MFS Multimarket Income Trust

MFS Special Value Trust

NFJ INVESTMENT GROUP LLC (“NFJ”)

AGI Capital is working more closely with our Allianz Global Investors affiliates, both in the U.S. and around the globe, to build a more integrated business. This collaboration provides substantial scale as well as the opportunity to leverage and share our combined talents and strengths to ensure the highest quality of service to our clients. To effect the integration of the U.S. asset management businesses, Allianz Global Investors U.S., LLC became the new Managing Member of Allianz Global Investors Capital in December 2011.

Going forward, Allianz Global Investors will have a single Global CEO and a single Global Executive Committee. Three regional business teams have been created, the U.S., Europe and Asia Pacific, and each region has a dedicated regional executive committee. Brian Gaffney will assume the role of Head of the U.S. and chair the U.S. Executive Committee. Additional members of the U.S. Executive Committee include:

•	Udo Frank, Chief Marketing Officer

•	John Maney, Chief Operating Officer

•	John Carroll, Head of Retail Distribution

•	Brian Gaffney, Chief Executive Officer, Head of Institutional Distribution (Interim)

•	Horacio Valeiras, Chief Investment Officer, AGI Capital

•	Ben Fischer, Founding Partner, Portfolio Manager, NFJ

•	Scott Migliori, Chief Investment Officer, RCM US

There are currently no changes planned with regard to our investment management teams. We value the autonomy of our investment cultures and firmly believe that the diversity of our investment styles is a key differentiator for our business

NORTHERN TRUST INVESTMENTS, INC. (“NTI”)

BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation (“TNTC”), serves as investment adviser of the MassMutual Select Indexed Equity Fund, MM S&P® Mid Cap Index Fund, MM Russell 2000® Small Cap Index Fund, and MM MSCI EAFE® International Index Fund. NTI is an Illinois State Chartered Bank and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds. Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. NTI is located at 50 South LaSalle Street, Chicago, IL 60603. Unless otherwise indicated, NTI and TNTC are referred to collectively as “Northern Trust.” Set forth below is a list of officers and directors of NTI, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years. Most officers and directors of NTI hold comparable positions with The Northern Trust Company (other than as director), as indicated below.

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Abdul Karim, Walid T.	The Northern Trust Company	Vice President
Vice President

Adams, Bradford S.	The Northern Trust Company	Senior Vice President
Senior Vice President

Aitcheson, James A.	The Northern Trust Company	Senior Vice President
Senior Vice President

Alongi, David M.	The Northern Trust Company	Senior Vice President
Senior Vice President

Amaya, Luis Vice President	The Northern Trust Company	Vice President

Anast, Angela H.	The Northern Trust Company	Vice President
Vice President

Anderson, Timothy Vice President	The Northern Trust Company	Vice President

Antonacci, Jeffrey M. Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Atkins, Stephen G.	The Northern Trust Company	Vice President
Vice President

Ayres, Scott R.	The Northern Trust Company	Senior Vice President
Senior Vice President

Azar, Frederick A.	The Northern Trust Company	Vice President
Vice President

Baldwin, Florette L.	The Northern Trust Company	Vice President
Vice President

Bandar, Walid S.	The Northern Trust Company	Vice President
Vice President

Baras, Ellen G.	The Northern Trust Company	Vice President
Vice President

Baron, Tracy L.	The Northern Trust Company	Senior Vice President
Senior Vice President

Barr, Andrea C.	The Northern Trust Company	Vice President
Vice President

Bartczyszyn, Michael S.	The Northern Trust Company	Vice President
Vice President

Basch, Brian A. Vice President	The Northern Trust Company	Vice President

Basso, Belinda M.	The Northern Trust Company	Vice President
Vice President

Bassous, Shlomo Vice President	The Northern Trust Company	Vice President

Beckman, Carl P.	The Northern Trust Company	Senior Vice President
Senior Vice President & Treasurer

Behar, Gregory S.	The Northern Trust Company	Senior Vice President
Senior Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Benson, Jacquelyn M.	The Northern Trust Company	Vice President
Vice President

Benzmiller, Thomas R. Senior Vice President	The Northern Trust Company	Senior Vice President

Bergson, Robert H.	The Northern Trust Company	Senior Vice President
Senior Vice President

Bieber, Christopher Vice President	The Northern Trust Company	Vice President

Blair, Timothy P.	The Northern Trust Company	Vice President
Vice President

Blank, Justin Vice President	The Northern Trust Company	Vice President

Bleecker, Ali K.	The Northern Trust Company	Senior Vice President
Senior Vice President

Boeckmann, Eric Vonn	The Northern Trust Company	Senior Vice President
Senior Vice President

Boeckmann, Lizbeth Rose Vice President	The Northern Trust Company	Vice President

Bohlin, Andrew P.	The Northern Trust Company	Vice President
Vice President

Borel, Ainsley J. Senior Vice President	The Northern Trust Company	Senior Vice President

Browne, Kieran	The Northern Trust Company	Senior Vice President
Senior Vice President

Browne, Robert P. Executive Vice President, Director and CIO	The Northern Trust Company	Executive Vice President

Buckley, Melissa A. Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Buerckholtz, Elizabeth J.	The Northern Trust Company	Senior Vice President
Senior Vice President

Bugajski, James Edmund Vice President	The Northern Trust Company	Vice President

Bukoll, Martin B.	The Northern Trust Company	Senior Vice President
Senior Vice President

Burgul, Cevdet Sertan Vice President	The Northern Trust Company	Vice President

Bursua, Brian M.	The Northern Trust Company	Vice President
Vice President

Camden, Bradley T. Vice President	The Northern Trust Company	Vice President

Carberry, Craig R.	The Northern Trust Company	Senior Legal Counsel
Secretary

Carlson, Christopher W.	The Northern Trust Company	Executive Vice President
Executive Vice President & COO

Carlson, Mark D.	The Northern Trust Company	Senior Vice President
Senior Vice President

Carroll, Keith D.	The Northern Trust Company	Vice President
Vice President

Castino, Michael T. Senior Vice President	The Northern Trust Company	Senior Vice President

Chico, Michael R.	The Northern Trust Company	Vice President
Vice President

Clark, Richard L.	The Northern Trust Company	Senior Vice President
Senior Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Connellan, Kevin Anthony	The Northern Trust Company	Senior Vice President
Senior Vice President

Costello, Joseph H.	The Northern Trust Company	Vice President
Vice President

Cousins, Stephen J.	The Northern Trust Company	Senior Vice President
Senior Vice President

Cubeles, Alain	The Northern Trust Company	Senior Vice President
Senior Vice President

Czochara, Susan C.	The Northern Trust Company	Senior Vice President
Senior Vice President

D’Arienzo, Louis R.	Northern Trust Bank, N.A.	Vice President
Vice President

Danaher, James	The Northern Trust Company	Senior Vice President
Senior Vice President

Danko, Christine A. Vice President	The Northern Trust Company	Vice President

Dawson, Jason E. Vice President	The Northern Trust Company	Vice President

Dehnert, Melissa Ann Vice President	The Northern Trust Company	Vice President

Dekhayser, Jordan D.	The Northern Trust Company	Vice President
Vice President

Delaney, Michael J. Vice President	The Northern Trust Company	Vice President

Dering, Michael C.	The Northern Trust Company	Vice President
Vice President

Desouza, Leonor Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Detroy, Timothy J.	The Northern Trust Company	Vice President
Vice President

Diehl, Jr., Joseph R.	The Northern Trust Company	Senior Vice President
Senior Vice President

Doell, John C. Senior Vice President	The Northern Trust Company	Senior Vice President

Dorn, Margaret Vice President	The Northern Trust Company	Vice President

Dorsey, Jennifer Ann Vice President	The Northern Trust Company	Vice President

Douchette, Mary S.	The Northern Trust Company	Senior Vice President
Senior Vice President

Doyle, Michael T.	The Northern Trust Company	Vice President
Vice President

Driscoll, Peter John	The Northern Trust Company	Vice President
Vice President

Duvall, Margret Eva	The Northern Trust Company	Senior Vice President
Senior Vice President

Dwyer, Patrick E.	The Northern Trust Company	Vice President
Vice President

Dzanis, Patrick E. Vice President	The Northern Trust Company	Vice President

Ebel, Christopher John	The Northern Trust Company	Vice President
Vice President

Egizio, Michael P.	The Northern Trust Company	Vice President
Vice President

Escalante, Patrick D. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Evans, Megan Chapman Senior Vice President	The Northern Trust Company	Senior Vice President

Ewing, Peter K.	The Northern Trust Company	Senior Vice President
Senior Vice President

Ferguson, Jr., John Allen	The Northern Trust Company	Vice President
Vice President

Finegan, Sean A. Vice President	The Northern Trust Company	Vice President

Fletcher, Christine Lee Vice President	The Northern Trust Company	Vice President

Flinn, John E.	The Northern Trust Company	Vice President
Vice President

Flood, Peter J.	The Northern Trust Company	Senior Vice President
Senior Vice President

Flowers, Joseph J.	The Northern Trust Company	Vice President
Vice President

Franklin, Carolyn D.	The Northern Trust Company	Vice President
Vice President

Friedman, Sarah M. Vice President	The Northern Trust Company	Vice President

Freitag, Lee R.	The Northern Trust Company	Vice President
Vice President

Fronk, Christopher A.	The Northern Trust Company	Senior Vice President
Senior Vice President

Gautham, Ravi A. Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Gayle III, Robert Harold Vice President	The Northern Trust Company	Vice President

Geisler, Maria	The Northern Trust Company	Vice President
Vice President

Gellen, Sophia S.	The Northern Trust Company	Vice President
Vice President

Geller, Stephanie L.	The Northern Trust Company	Senior Vice President
Senior Vice President

Geraghty, Kim Marie	The Northern Trust Company	Former Vice President
Vice President

Gibbons, James Paul Vice President	The Northern Trust Company	Vice President

Gilbert, Joshua B. Vice President	The Northern Trust Company	Vice President

Ginsberg, Lynne Noel	The Northern Trust Company	Vice President
Vice President

Gleeman, Michael J. Vice President	The Northern Trust Company	Vice President

Gordon, Denise C. Senior Vice President	The Northern Trust Company	Senior Vice President

Gossett, Mark C. Director, Executive Vice President & COO	The Northern Trust Company	Executive Vice President

Gould, Betty C.	The Northern Trust Company	Vice President
Vice President

Grant Williams, Allison Vice President	The Northern Trust Company	Vice President

Gregg, Laura Jean	The Northern Trust Company	Vice President
Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Griffin, Michelle D.	The Northern Trust Company	Senior Vice President
Senior Vice President

Halter, Ann M.	The Northern Trust Company	Senior Vice President
Senior Vice President

Hammer, Alice S.	The Northern Trust Company	Vice President
Vice President

Harrell, Alec	The Northern Trust Company	Vice President
Vice President

Harris, Nora J.	The Northern Trust Company	Vice President
Vice President

Hausken, Philip D. Senior Vice President	The Northern Trust Company	Senior Vice President

Hawkins, Sheri Barker	The Northern Trust Company	Senior Vice President
Senior Vice President

Hearty, Stephen Aprea Senior Vice President	The Northern Trust Company	Senior Vice President

Hecimovich, Sandra M.	The Northern Trust Company	Senior Vice President
Senior Vice President

Heckler, Jennifer A.	The Northern Trust Company	Vice President
Vice President

Hersted, Jillian R.	The Northern Trust Company	Vice President
Vice President

Hest, Stefanie Jaron	The Northern Trust Company	Senior Vice President
Senior Vice President

Hickman, Joanne	The Northern Trust Company	Senior Vice President
Senior Vice President

Hill, Susan	The Northern Trust Company	Senior Vice President
Senior Vice President & Chief Compliance Officer

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Holland, Jean-Pierre	The Northern Trust Company	Vice President
Vice President

Honold, Christopher M.	The Northern Trust Company	Vice President
Vice President

Howe, Luke J. Senior Vice Presidnet	The Northern Trust Company	Senior Vice President

Huemmer, Christopher G.	The Northern Trust Company	Vice President
Vice President

Hurley, William F.	The Northern Trust Company	Vice President
Vice President

Hyatt, William E.	The Northern Trust Company	Vice President
Vice President

Hynes, Daniel T.	The Northern Trust Company	Vice President
Vice President

Inzunza, Richard J.	The Northern Trust Company	Vice President
Vice President

Iwanicki, John W.	The Northern Trust Company	Senior Vice President
Senior Vice President

Jackson, John	The Northern Trust Company	Vice President
Vice President

Jacobs, Peter M.	The Northern Trust Company	Senior Vice President
Senior Vice President

Jaeger, Christopher J.	The Northern Trust Company	Vice President
Vice President

Jaffe, Harry Y. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Jampani, Madhari Chondam	The Northern Trust Company	Vice President
Vice President

Jenkins, John Scott	The Northern Trust Company	Vice President
Vice President

Jesel, Delilah	The Northern Trust Company	Vice President
Vice President

Johnston, Lucia A.	The Northern Trust Company	Vice President
Vice President

Jones, Brian D. Vice President	The Northern Trust Company	Vice President

Jorgensen, Joseph H. Vice President	The Northern Trust Company	Vice President

Joves, Evangeline Mendoza	The Northern Trust Company	Vice President
Vice President

Kalp, Kathleen	The Northern Trust Company	Senior Vice President
Senior Vice President

Kalter, Kristin M. Vice President	The Northern Trust Company	Vice President

Kancharla, Sridhar Vice President	The Northern Trust Company	Vice President

Kane, James P.	The Northern Trust Company	Senior Vice President
Senior Vice President

Katz, Evan S.	The Northern Trust Company	Vice President
Vice President

Katz, Naomi E.	The Northern Trust Company	Vice President
Vice President

Kazaz, Tayfun	The Northern Trust Company	Vice President
Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Kelley, Michelle M. Vice President	The Northern Trust Company	Vice President

Kennedy, Michael Vice President	The Northern Trust Company	Vice President

Kenzer, David T. Vice President	The Northern Trust Company	Vice President

King III, Archibald E. Senior Vice President	The Northern Trust Company	Senior Vice President

Kinney, Lorrie Ann Vice President	The Northern Trust Company	Vice President

Klein, Stephanie K. Senior Vice President	The Northern Trust Company	Senior Vice President

Koch, Deborah L. Senior Vice President	The Northern Trust Company	Senior Vice President

Konstantos, John A. Vice President	The Northern Trust Company	Vice President

Korytowski, Donald H. Vice President	The Northern Trust Company	Vice President

Kotsogiannis, Nikolas Vice President	The Northern Trust Company	Vice President

Kovacs, Michael R. Senior Vice President	The Northern Trust Company	Senior Vice President

Krauter, Michael L. Vice President	The Northern Trust Company	Vice President

Kresnicka, Kevin R. Vice President	The Northern Trust Company	Vice President

LaBelle, John C. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Latella, Regina J. Vice President	The Northern Trust Company	Vice President

Leahey, Jodie Terese Senior Vice President	The Northern Trust Company	Senior Vice President

Ledford, Diana L. Vice President	The Northern Trust Company	Vice President

Leon, Michael Senior Vice President	The Northern Trust Company	Senior Vice President

Letts, Heather M. Vice President	The Northern Trust Company	Vice President

Lico, Dennis Vice President	The Northern Trust Company	Vice President

Lillis, James E. Vice President	The Northern Trust Company	Vice President

Loftus, Julie M. Vice President	The Northern Trust Company	Vice President

Ludwig, Jeanne M. Senior Vice President	The Northern Trust Company	Senior Vice President

Lukic, Mary Vice President	The Northern Trust Company	Vice President

Lupi, Lisa Ann Vice President	The Northern Trust Company	Vice President

Luth, Ann F. Senior Vice President	The Northern Trust Company	Senio

Lyne, Cary J. Senior Vice President	The Northern Trust Company	Senior Vice President

Lyons, William A. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Mastuantuono, Deborah A. Senior Vice President	The Northern Trust Company	Senior Vice President

Maveety, Wendy L. Vice President	The Northern Trust Company	Vice President

McCart, Mary Jane Senior Vice President	The Northern Trust Company	Senior Vice President

McDonald, James D. Senior Vice President	The Northern Trust Company	Senior Vice President

McDougal Lisa M. Vice President	The Northern Trust Company	Vice President

McEldowney, Douglas J. Senior Vice President	The Northern Trust Company	Senior Vice President

McGregor, Timothy T. Senior Vice President	The Northern Trust Company	Senior Vice President

Meadows III, Edmund C. Vice President	The Northern Trust Company	Vice President

Mecca, Melinda S. Senior Vice President	The Northern Trust Company	Senior Vice President

Meehan, Michael G. Vice President	The Northern Trust Company	Vice President

Mehta, Ashish R. Vice President	The Northern Trust Company	Vice President

Melze, Laura J. Vice President	The Northern Trust Company	Vice President

Memon, Bilal K. Vice President	The Northern Trust Company	Vice President

Miller, Nathan D. Vice President	The Northern Trust Company	Vice President

Mirante, John P. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Mitchell, James L. Senior Vice President	The Northern Trust Company	Senior Vice President

Muench, Scott O. Senior Vice President	The Northern Trust Company	Senior Vice President

Murphy, Shaun D. Senior Vice President	The Northern Trust Company	Senior Vice President

Nass, Curtis A. Vice President	The Northern Trust Company	Vice President

Nellans, Charles J. Vice President	The Northern Trust Company	Vice President

Nelson, Daniel J. Vice President	The Northern Trust Company	Vice President

Newman, Greg Vice President	The Northern Trust Company	Vice President

Nickey III, William M. Vice President	The Northern Trust Company	Vice President

Northfell, Catherine J. Senior Vice President	The Northern Trust Company	Senior Vice President

O’Brien, Jacqueline A. Senior Vice President	The Northern Trust Company	Senior Vice President

O’Brien, Thomas E. Vice President	The Northern Trust Company	Vice President

O’Connor, Eileen M. Vice President	The Northern Trust Company	Vice President

O’Connor, Michael P. Vice President	The Northern Trust Company	Vice President

O’Rourke, Kevin P. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Ortega, Leigh Ann Vice President	The Northern Trust Company	Vice President

O’Shaughnessy, Kevin J. Vice President	The Northern Trust Company	Vice President

Padilla, Francis R. G. Vice President	The Northern Trust Company	Vice President

Pasieka, Gregory R. Vice President	The Northern Trust Company	Vice President

Pedersen, Brad T. Vice President	The Northern Trust Company	Vice President

Peron, Matthew Senior Vice President	The Northern Trust Company	Senior Vice President

Personette, Daniel J. Vice President	The Northern Trust Company	Vice President

Peters, Michael J. Vice President	The Northern Trust Company	Vice President

Pincus, Jonathan S. Senior Vice President	The Northern Trust Company	Senior Vice President

Pollak, Donald R. Senior Vice President	The Northern Trust Company	Senior Vice President

Ponton, Mark S. Vice President	The Northern Trust Company	Vice President

Potter, Ofelia M. Senior Vice President	The Northern Trust Company	Senior Vice President

Potter, Stephen N. Chairman, President and Chief Executive Officer	The Northern Trust Company	Executive Vice President

Pries, Katie D. Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Provanzana, Beth Marie Senior Vice President and Director	The Northern Trust Company The Northern Trust Company of Connecticut	Senior Vice President Chief Financial Officer & Senior Vice President

Provo, Brian Allen Vice President	The Northern Trust Company	Vice President

Quinn, Patrick D. Vice President	The Northern Trust Company	Vice President

Rakowski, Andrew F. Senior Vice President	The Northern Trust Company	Senior Vice President

Rakvin, Chad M. Senior Vice President	The Northern Trust Company	Senior Vice President

Ramstrom, Kerstin E. Vice President	The Northern Trust Company	Vice President

Reeder, Brent D. Senior Vice President	The Northern Trust Company	Senior Vice President

Rein, Randall Senior Vice President	The Northern Trust Company	Senior Vice President

Reller, Jacqueline R. Vice President	The Northern Trust Company	Vice President

Renaud, Donna Lee Senior Vice President	The Northern Trust Company	Senior Vice President

Rivas, Marcos E. Vice President	The Northern Trust Company	Vice President

Robertson, Alan W.	The Northern Trust Company	Executive Vice President

Executive Vice President & Director	The Northern Trust Company of Connecticut	Director

Robertson, Colin A. Senior Vice President	The Northern Trust Company	Senior Vice President

Rocha, Heather Parkes Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Rocklin, Margo A. Vice President	The Northern Trust Company	Vice President

Roncoroni, Jaime Lauren Vice President	The Northern Trust Company	Vice President

Ryer, Alexander D. Vice President	The Northern Trust Company	Vice President

Sampson, Jeffrey David Vice President	The Northern Trust Company	Vice President

Santiccioli, Steven J. Vice President	The Northern Trust Company	Vice President

Schneider, Tracy L. Vice President	The Northern Trust Company	Vice President

Schweitzer, Eric K. Senior Vice President	The Northern Trust Company	Senior Vice President

Sclafani, Guy J. Senior Vice President	The Northern Trust Company	Senior Vice President

Secontine, Timothy J. Vice President	The Northern Trust Company	Vice President

Shane, Adam Marshall Vice President	The Northern Trust Company	Vice President

Shapley, Brian J. Senior Vice President	The Northern Trust Company	Senior Vice President

Simoncek, Trista D. Senior Vice President	The Northern Trust Company	Senior Vice President

Shipley, Christopher D. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Sodergren, Mark C. Vice President	The Northern Trust Company	Vice President

Soorya, Sandeep N. Vice President	The Northern Trust Company	Vice President

Spartz, Carol J. Vice President	The Northern Trust Company	Vice President

Staff, Maggie R. Vice President	The Northern Trust Company	Vice President

Steffens, Kristen S. Vice President	The Northern Trust Company	Vice President

Stewart, Allison Walpole Vice President	The Northern Trust Company	Vice President

Stoeber, Kurt S. Vice President	The Northern Trust Company	Vice President

Stolfi, James R. Vice President	The Northern Trust Company	Vice President

Sullivan, Carol H. Senior Vice President	The Northern Trust Company	Senior Vice President

Sullivan, Catherine M. Senior Vice President	The Northern Trust Company	Senior Vice President

Sullivan, Kevin P. Senior Vice President	The Northern Trust Company	Senior Vice President

Sundaram, Ramantan. Vice President	The Northern Trust Company	Vice President

Szostak II, Jon E. Senior Vice President	The Northern Trust Company	Senior Vice President

Szymanek, Frank D. Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Taylor, Cynthia Vice President	Northern Trust Securities, Inc.	Vice President

Thomas, Shundrawn Senior Vice President	The Northern Trust Company	Senior Vice President

Thomas, Wanda Williams Vice President	The Northern Trust Company	Vice President

Thompson, Jane W. Senior Vice President	The Northern Trust Company	Senior Vice President

Towle, Michael J. Vice President	The Northern Trust Company	Vice President

Trafford, Edward Vice President	The Northern Trust Company	Vice President

Tretheway, Jennifer Kemp Senior Vice President	The Northern Trust Company	Senior Vice President

Tungol, John Vice Presdient	The Northern Trust Company	Vice President

Turner, Betsy Licht Senior Vice President	The Northern Trust Company	Senior Vice President

Unger, David J. Vice President	The Northern Trust Company	Vice President

Van Alstyne, Christopher W. Senior Vice President	The Northern Trust Company	Senior Vice President

Varchetto, Brett A. Vice President	The Northern Trust Company	Vice President

Vigsnes II, Richard Allan Senior Vice President	The Northern Trust Company	Senior Vice President

Wackerlin, Thomas W. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Warland, Jeff M. Senior Vice President	The Northern Trust Company	Senior Vice President

Warner, Scott B. Vice President	The Northern Trust Company	Vice President

Weaver, Jacob C. Senior Vice President	The Northern Trust Company	Senior Vice President

Wennlund, Lloyd A.	The Northern Trust Company	Executive Vice President
Director and Executive Vice President	Northern Trust Securities, Inc.	President

Wickline, Jeffrey S. Vice President	The Northern Trust Company	Vice President

Wilczek, Diane M. Vice President	The Northern Trust Company	Vice President

Wilkins, Anthony E. Senior Vice President	The Northern Trust Company	Senior Vice President

Williams, David R. Vice President	The Northern Trust Company	Vice President

Williams, II, Gregory L. Vice President	The Northern Trust Company	Vice President

Williams, Thomas C. Vice President	The Northern Trust Company	Vice President

Winters, Marie C. Vice President	The Northern Trust Company	Vice President

Witte, Carrie Jane Vice President	The Northern Trust Company	Vice President

Wolfe, Joseph E. Vice President	The Northern Trust Company	Vice President

Wright, Mary Kay Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Yi, Peter Vice President	The Northern Trust Company	Vice President

Zymali, Peter M. Vice President	The Northern Trust Company	Vice President

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC (“PIMCO”)

Name	Business Unit	Title	Officer Title
Amey, Mike	PIMCO Europe Limited	Head, Sterling Portfolios	Managing Director

Arnold, Tammie J.	PIMCO Europe Limited	Business Management	Managing Director

Baker, Brian P.	PIMCO Hong Kong	CEO/Director PIMCO Asia	Managing Director

Balls, Andrew Thomas	PIMCO Europe Limited	Head, Euro Portfolio Mgmt	Managing Director

Benz II, William R.	PIMCO Europe Limited	Head of PIMCO EMEA	Managing Director

Bhansali, Vineer	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director

Bodereau, Philippe	PIMCO Europe Limited	Credit Analyst	Managing Director

Bosomworth, Andrew	PIMCO Deutschland GmbH	Head of Portfolio Management Munich	Managing Director

Bridwell, Jennifer S	Pacific Investment Mgt Co. LLC	Head of Alternative Products	Managing Director

Callin, Sabrina C.	Pacific Investment Mgt Co. LLC	Head of Advisory	Managing Director

Cupps, Wendy W.	Pacific Investment Mgt Co. LLC	Head, Product Management	Managing Director

Dada, Suhail H.	Pacific Investment Mgt Co. LLC	Head, CRG and IBG	Managing Director

Dawson, Craig A.	PIMCO Deutschland GmbH	Head of PIMCO Germany	Managing Director

De Leon, William G.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director

Dialynas, Chris P.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director

Durham, Jennifer E.	Pacific Investment Mgt Co. LLC	Chief Compliance Officer	Managing Director

El-Erian, Mohamed A.	Pacific Investment Mgt Co. LLC	CEO & Co-CIO	Managing Director

Flattum, David C.	Pacific Investment Mgt Co. LLC	General Counsel	Managing Director

Gomez, Michael A.	Pacific Investment Mgt Co. LLC	Co-Head, Global EM	Managing Director

Gross, William H.	Pacific Investment Mgt Co. LLC	Founder, CIO-Sr Port Mgr	Managing Director

Harris, Brent Richard	Pacific Investment Mgt Co. LLC	Chairman/Pres PIMCO Funds	Managing Director

Hodge, Douglas M.	Pacific Investment Mgt Co. LLC	Chief Operating Officer	Managing Director

Holden, Brent L.	Pacific Investment Mgt Co. LLC	Co-Head, CF Americas Institutional	Managing Director

Hong, Ki Myung	PIMCO Hong Kong	Head of Asia Pacific	Managing Director

Ivascyn, Daniel J.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director

Jacobs IV, Lew W.	Pacific Investment Mgt Co. LLC	Global Head Talent Management	Managing Director

Kashkari, Neel Tushar	Pacific Investment Mgt Co. LLC	Head of Global Equities	Managing Director

Kiesel, Mark R.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director

Lahr, Charles Matthew	Pacific Investment Mgt Co. LLC	Global Equities Port Mgr	Managing Director

Lown, David C.	Pacific Investment Mgt Co. LLC	CAO	Managing Director

Masanao, Tomoya	PIMCO Japan Limited	Portfolio Manager	Managing Director

Mather, Scott A.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director

Mattu, Ravinder Kumar	Pacific Investment Mgt Co. LLC	Global Head of Analytics	Managing Director

McDevitt, Joseph V.	PIMCO Europe Limited	Head of PIMCO London	Managing Director

Mead, Robert	PIMCO Australia Pty. Ltd.	Portfolio Manager	Managing Director

Mewbourne, Curtis A.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director

Miller, John M.	Pacific Investment Mgt Co. LLC	Head, CF Americas Defined Contribution	Managing Director

Mogelof, Eric J.	Pacific Investment Mgt Co. LLC	Co-Head, CF Americas Institutional	Managing Director

Moore, James F.	Pacific Investment Mgt Co. LLC	Product Mgr, Pension Strategist	Managing Director

Ongaro, Douglas J.	Pacific Investment Mgt Co. LLC	Global Wealth Management	Managing Director

Otterbein, Thomas J.	Pacific Investment Mgt Co. LLC	Head, Client Facing Americas	Managing Director

Parikh, Saumil H.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director

Ravano, Emanuele	PIMCO Europe Limited	Head, Fin. Institutions	Managing Director

Rodosky, Stephen A.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director

Seidner, Marc Peter	Pacific Investment Mgt Co. LLC	Generalist Portfolio Mgr	Managing Director

Short, Jonathan D.	Pacific Investment Mgt Co. LLC	Head, PIMCO Global Wealth Management and NY Office	Managing Director

Simon, W Scott	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director

Stracke, Thibault C.	Pacific Investment Mgt Co. LLC	Head of Credit Research	Managing Director

Strelow, Peter G	Pacific Investment Mgt Co. LLC	Mgr, Mutual Funds Admin	Managing Director

Name	Business Unit	Title	Officer Title
Takano, Makoto	PIMCO Japan Limited	President of PIMCO Japan	Managing Director

Wang, Qi	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director

Wilson, Susan L.	Pacific Investment Mgt Co. LLC	Account Manager	Managing Director

Worah, Mihir P.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director

Aakko, Markus	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Aarts, Erik M.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Anderson, Joshua M.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP

Andrews, David S.	Pacific Investment Mgt Co. LLC	Credit Analyst	Executive VP

Balcells, Francesc	PELM	Portfolio Manager Emerging Markets	Executive VP

Beaumont, Stephen B.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Bishop, Gregory A.	Pacific Investment Mgt Co. LLC	Global Wealth Management	Executive VP

Blau, Volker	PIMCO Deutschland GmbH	Head of European Insurance PM Team	Executive VP

Blute, Ryan Patrick	PIMCO Europe Limited	Product Manager	Executive VP

Bradshaw, Myles Emmerson Charles	PIMCO Europe Limited	Portfolio Manager	Executive VP

Braun, David L.	Pacific Investment Mgt Co. LLC	Portfolio Manager, Income	Executive VP

Brittain, WH Bruce	Pacific Investment Mgt Co. LLC	Product Manager	Executive VP

Broadwater, Kevin M.	Pacific Investment Mgt Co. LLC	Attorney	Executive VP

Burns, Michael A.	PIMCO Europe Limited	Head of UK Client Service	Executive VP

Cavalieri, John R.	Pacific Investment Mgt Co. LLC	Product Mgr, Asset Allocation	Executive VP

Chen, Devin	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP

Clarida, Richard H	Pacific Investment Mgt Co. LLC	Global Strategic Advisor	Executive VP

Crescenzi, Anthony	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP

Damodaran, Kumaran K	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP

de Silva, Harin Ananda	Pacific Investment Mgt Co. LLC	Head of Engagement Mgmt	Executive VP

Deane, Joseph Patrick	Pacific Investment Mgt Co. LLC	Portfolio Manager, Head of Municipals	Executive VP

Devabhaktuni, Sai	Pacific Investment Mgt Co. LLC	Head of Corporate Distressed Investments	Executive VP

Devir, John M	Pacific Investment Mgt Co. LLC	Senior Credit Analyst	Executive VP

Devlin, Edward	PIMCO Europe Limited	Head of European LDI - PM	Executive VP

Dhoraisingam, Anasuya	PIMCO Asia Pte Ltd	Head, SE Asia Bus Dvl & Pres, PIMCO Asia Pte Ltd	Executive VP

Downes, Melody Rollins	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Dubitsky, Rod Stuart	Pacific Investment Mgt Co. LLC	Global Structured Finance Specialist	Executive VP

Feeny, Martin E.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Fisher III, David N.	Pacific Investment Mgt Co. LLC	Global Product Manager	Executive VP

Fisher, Marcellus M.	Pacific Investment Mgt Co. LLC	Manager, Trade Support	Executive VP

Fournier, Joseph A.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Frerer, Eric	PIMCO Australia Pty. Ltd.	Account Manager	Executive VP

Fuhrmann, Dorothee J.	PIMCO Europe Limited	Product Mgr - Advisory	Executive VP

Fulford III, Richard F.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Gandolfi, Alessandro	PIMCO Europe Limited	Head of Italy	Executive VP

Garbuzov, Yuri P.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP

Gleason, George Steven	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Gordon, Maria V	PIMCO Europe Limited	Portfolio Manager	Executive VP

Graham, Stuart Thomson	PIMCO Canada	President - PIMCO Canada	Executive VP

Greer, Robert J.	Pacific Investment Mgt Co. LLC	Real Return Product Mgr	Executive VP

Griffiths, John Lawrence	PIMCO Europe Limited	Head of Business Dev - UK	Executive VP

Gross, Jared B.	Pacific Investment Mgt Co. LLC	Product Manager, LDI	Executive VP

Gudefin, Anne Elizabeth	PIMCO Europe Limited	Equity Portfolio Manager	Executive VP

Gupta, Sachin	PIMCO Europe Limited	Portfolio Manager	Executive VP

Hall, Molly	Pacific Investment Mgt Co. LLC	Alternatives Marketing Account Manager	Executive VP

Hardaway, John P.	Pacific Investment Mgt Co. LLC	Mgr, Mut Funds Operations	Executive VP

Name	Business Unit	Title	Officer Title
Holloway Jr., Dwight F.	PIMCO Europe Limited	Account Manager	Executive VP

Horne, Jonathan Lane	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP

Hyman, Daniel Herbert	Pacific Investment Mgt Co. LLC	Portfolio Mgr, ABS-MBS	Executive VP

Jessop, Andrew Richard	Pacific Investment Mgt Co. LLC	High Yield Portfolio Mgr	Executive VP

Johnson, Nicholas J	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP

Keck, Andreas	PIMCO Deutschland GmbH	Portfolio Manager	Executive VP

King, Stephanie Lorraine	Pacific Investment Mgt Co. LLC	Global Head Recruiting & Diversity	Executive VP

Kinkelaar, William Bradley	Pacific Investment Mgt Co. LLC	Global Equities Portfolio Manager	Executive VP

Kraus, Kristofer R.	Pacific Investment Mgt Co. LLC	Advisory Marketing	Executive VP

LeBrun Jr., Richard R.	Pacific Investment Mgt Co. LLC	Attorney	Executive VP

Lehavi, Yanay	Pacific Investment Mgt Co. LLC	Senior Manager	Executive VP

Louanges, Matthieu	PIMCO Deutschland GmbH	Head, Europe Ins Channel	Executive VP

MacLean, Elizabeth O	Pacific Investment Mgt Co. LLC	Portfolio Manager - Bank Loans	Executive VP

Martel, Rene	Pacific Investment Mgt Co. LLC	Product Manager	Executive VP

Matheos, Peter	Pacific Investment Mgt Co. LLC	Sr. Fin Eng Head Mod Valu	Executive VP

Matsui, Akinori	PIMCO Japan Limited	Account Manager	Executive VP

McCray, Mark V.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP

Meggers, Julie Ann	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Meyn, Cynthia Louise	Pacific Investment Mgt Co. LLC	Senior Operations Manager	Executive VP

Millimet, Scott A.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Minaki, Haruki	PIMCO Japan Limited	Head Legal, Japan	Executive VP

Mittal, Mohit	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP

Monson, Kristen S.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Morena, Robert	Pacific Investment Mgt Co. LLC	Head, Inst Bus Dev NY	Executive VP

Mukherji, Raja	PIMCO Hong Kong	Head of Credit Research, Asia	Executive VP

Murata, Alfred T.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP

Murray, John William	Pacific Investment Mgt Co. LLC	CMBS Portfolio Manager	Executive VP

Nabors, Robin C.	Pacific Investment Mgt Co. LLC	Global Head HR Consulting & HR Americas Lead	Executive VP

Naik, Vasanttilak	PIMCO Europe Limited	Global Head of Empirical Research	Executive VP

Nambimadom, Ramakrishnan S.	Pacific Investment Mgt Co. LLC	Financial Engineer	Executive VP

Narasimhan, Krishnamoorthy	Pacific Investment Mgt Co. LLC	Asset Specialist	Executive VP

Nest, Matthew J.	PIMCO Hong Kong	Account Manager	Executive VP

Neugebauer, Phillip J.	Pacific Investment Mgt Co. LLC	Head of Retail Strategy	Executive VP

Nieves, Roger O.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Nugent, Giles Leicester	Pacific Investment Mgt Co. LLC	Head of Front Office Technology	Executive VP

O’Connell, Gillian	PIMCO Europe Limited	Operations Manager	Executive VP

Okun, Eric Alan	Pacific Investment Mgt Co. LLC	Senior Manager	Executive VP

Ong, Arthur Y.D.	Pacific Investment Mgt Co. LLC	Attorney	Executive VP

Pagani, Lorenzo P.	PIMCO Deutschland GmbH	Head of European Rates Desk	Executive VP

Page, Sebastien	Pacific Investment Mgt Co. LLC	Head of Client Analytics	Executive VP

Park, Jung	PIMCO Hong Kong	Business Development	Executive VP

Philipp, Elizabeth M.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Pimentel, Rudolph	Pacific Investment Mgt Co. LLC	Product Manager	Executive VP

Plump, Steven Bryan	Pacific Investment Mgt Co. LLC	Head of KeyNational Accounts	Executive VP

Porterfield, Mark J.	Pacific Investment Mgt Co. LLC	Media & Public Relations	Executive VP

Posch, Brigitte	Pacific Investment Mgt Co. LLC	Portfolio Manager, EM	Executive VP

Rahman, Lupin	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP

Rebonato, Riccardo	PIMCO Europe Limited	Global Head of Rates & FX Analytics	Executive VP

Remily, Cliff Joseph	Pacific Investment Mgt Co. LLC	Global Equities Portfolio Manager	Executive VP

Repoulis, Yiannis	PELM	Account Manager	Executive VP

Name	Business Unit	Title	Officer Title
Rice, Thomas Edmund	PIMCO Europe Limited	European Legal Counsel	Executive VP

Risa, Stefano	Pacific Investment Mgt Co. LLC	Financial Engineer	Executive VP

Romano, Mark A.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Ruthen, Seth R.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Samaha, Michael	PIMCO Europe Limited	Senior MENA Account Manager	Executive VP

Sargent, Jeffrey M.	PIMCO Europe Limited	Chief Admin. Officer EMEA	Executive VP

Schaus, Stacy Leigh	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Schneider, Jerome M	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP

Sharenow, Greg Elliot	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP

Sosa, Ignacio Elpidio	Pacific Investment Mgt Co. LLC	Emerging Markets Product Manager	Executive VP

Spajic, Luke Drago	PIMCO Europe Limited	Head - Pan Euro Credit PM	Executive VP

Spalding, Scott M.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Stafford, Kimberley Grace	Pacific Investment Mgt Co. LLC	Executive Office	Executive VP

Stahl, Cathleen Meere	Pacific Investment Mgt Co. LLC	Head of Marketing	Executive VP

Staub, Christian Martin	PIMCO Switzerland LLC	Head, PIMCO Switzerland	Executive VP

Steele, Scott Patrick	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Streiff, Thomas F.	Pacific Investment Mgt Co. LLC	Product Mgr, Retirement	Executive VP

Sullivan, Theodore L	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Sutherland, Eric Michael	Pacific Investment Mgt Co. LLC	Head of Sales	Executive VP

Tarman, Daniel I	Pacific Investment Mgt Co. LLC	Head of Mktg Communctns	Executive VP

Thimons, Joshua Theodore	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP

Thompson, Michael Frazier	PIMCO Asia Pte Ltd	Head of Wealth Mgmt Asia	Executive VP

Toloui, Ramin	PIMCO Asia Pte Ltd	Portfolio Manager	Executive VP

Tournier, Eve Anne Celine	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP

Tuttle, Melissa	PIMCO Europe Limited	Equity Trader	Executive VP

Tyson, Richard E.	Pacific Investment Mgt Co. LLC	Sen Ops Mgr	Executive VP

Vallarta-Jordal, Maria-Theresa F.	Pacific Investment Mgt Co. LLC	Attorney	Executive VP

van Akkeren, Marco	Pacific Investment Mgt Co. LLC	Portfolio Manager ABS-MBS	Executive VP

Viana, David	PIMCO Europe Limited	Head of Compliance, EMEA	Executive VP

Whitten, Candice Stack	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP

Wilson, John F.	PIMCO Australia Pty. Ltd.	Head, Bus Dev Australia	Executive VP

Witt, Frank	PIMCO Deutschland GmbH	Head of Institutional Business – Germany-Austria	Executive VP

Yamamoto, Shinichi	PIMCO Japan Limited	Account Manager	Executive VP

Young, Robert O.	Pacific Investment Mgt Co. LLC	Head, CF Americas Insurance	Executive VP

Yu, Cheng-Yuan	Pacific Investment Mgt Co. LLC	Senior Manager	Executive VP

Ahmedov, Berdibek	PIMCO Europe Limited	Product Mgr, Real Return	Sr. Vice President

Ananthanarayanan, Mangala V	PIMCO Europe Limited	Account Manager	Sr. Vice President

Anctil, Stacie D.	Pacific Investment Mgt Co. LLC	Pricing Manager	Sr. Vice President

Angberg, Leif Mikael	PIMCO Europe Limited	Head of Bus Dev - Nordics	Sr. Vice President

Anochie, Kwame A.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Arif, Hozef	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President

Arora, Amit	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President

Arundel, Michael John	Pacific Investment Mgt Co. LLC	Divisional Sales Manager	Sr. Vice President

Ayre, Justin	Pacific Investment Mgt Co. LLC	Bank Solutions Specialist	Sr. Vice President

Babin, Rebecca Brooke	Pacific Investment Mgt Co. LLC	Equity Trader	Sr. Vice President

Banet, Jeremie Benjamin	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President

Bansal, Sharad	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President

Ben-Zvi, Kfir Naftali	Pacific Investment Mgt Co. LLC	Portfolio Pricing Analyst	Sr. Vice President

Berman, Scott Michael	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President

Berndt, Andreas	PIMCO Deutschland GmbH	Portfolio Manager	Sr. Vice President

Name	Business Unit	Title	Officer Title
Blackwell, Tyler Patrick	Pacific Investment Mgt Co. LLC	Senior Credit Analyst	Sr. Vice President

Blair, David James	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Blomenkamp, Felix	PIMCO Deutschland GmbH	Head of European Asset Backed Securities	Sr. Vice President

Bowe, Adam	PIMCO Australia Pty. Ltd.	Portfolio Manager	Sr. Vice President

Brenner, Matthew H.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Brons, Jelle	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President

Brown, Erik C.	Pacific Investment Mgt Co. LLC	Tax Manager	Sr. Vice President

Bruenjes, Tim	PIMCO Asia Pte Ltd	Equity Trader	Sr. Vice President

Bui, Giang H.	Pacific Investment Mgt Co. LLC	Portfolio Manager/Trader	Sr. Vice President

Burdian, Michael R.	Pacific Investment Mgt Co. LLC	Port Assoc, Collateral	Sr. Vice President

Byer, Jeffrey Alan	Pacific Investment Mgt Co. LLC	Fund Development	Sr. Vice President

Callahan, Julie P.	Pacific Investment Mgt Co. LLC	Portfolio Manager - Municipals	Sr. Vice President

Cantrill, Elizabeth Davis	Pacific Investment Mgt Co. LLC	Executive Office	Sr. Vice President

Cara, Vladimir Alexi	PIMCO Europe Limited	Emerging Markets Analyst - Tech/Asia	Sr. Vice President

Chandra, Michael G.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Cheng, Michael Ming Git	PIMCO Hong Kong	Head of Legal & Compliance Asia ex-Japan	Sr. Vice President

Chin, Bing	Pacific Investment Mgt Co. LLC	Senior Software Developer	Sr. Vice President

Chin, Tracy	PIMCO Australia Pty. Ltd.	Credit Analyst	Sr. Vice President

Chipp, William	Pacific Investment Mgt Co. LLC	Global Service Liaison	Sr. Vice President

Chkonia, David	PIMCO Europe Limited	Engagement Manager	Sr. Vice President

Chopra, Amit	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President

Chua, Malcolm Siang Hua	PIMCO Asia Pte Ltd	Emerging Market Portfolio Manager	Sr. Vice President

Clark, Raymond Matthew	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Cogswell, Michael Paul	Pacific Investment Mgt Co. LLC	Product Manager	Sr. Vice President

Colasuonno, Richard T.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Colter Jr., Eugene Maynard	Pacific Investment Mgt Co. LLC	Head, Messaging & Content	Sr. Vice President

Cooper, Mark A.	Pacific Investment Mgt Co. LLC	Equity Analyst	Sr. Vice President

Cornell, Pamela	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President

Craige, Steven J.	Pacific Investment Mgt Co. LLC	Prod Mgr - Deep Value Eqy	Sr. Vice President

Cressy, Jonathan B.	Pacific Investment Mgt Co. LLC	Divisional Sales Manager	Sr. Vice President

Cumby III, William Sylvester	Pacific Investment Mgt Co. LLC	Portfolio Manager ABS-MBS	Sr. Vice President

Darling, James	PIMCO Canada	Account Manager	Sr. Vice President

Daviduk, Robert	Pacific Investment Mgt Co. LLC	Product Manager	Sr. Vice President

Davies, William	PIMCO Europe Limited	ABS Asset Expert	Sr. Vice President

Davis, Joshua M.	Pacific Investment Mgt Co. LLC	Quantitative Port Mgr	Sr. Vice President

de Segundo, Charles Sempill	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Devarajan, Mukundan	PIMCO Europe Limited	Empirical Research Analyst	Sr. Vice President

DiMiceli, Eric	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President

Dorff, David J.	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President

Dorrian, Peter G.	PIMCO Australia Pty. Ltd.	Head of Wealth Management, Australia	Sr. Vice President

Dorsten, Matthew P.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President

Duko, Jason	Pacific Investment Mgt Co. LLC	Portfolio Manager - Bank Loans	Sr. Vice President

Dunnewolt, Patrick	PIMCO Europe Limited	Head of Bus Devel Benelux	Sr. Vice President

Dutta, Manish	Pacific Investment Mgt Co. LLC	Senior Software Developer	Sr. Vice President

Edler, Vernon	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Edwards, Ben Matthew	PIMCO Europe Limited	Account Manager	Sr. Vice President

Emons, Ben	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President

England, Jason S.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President

Feigley, Patrick	Pacific Investment Mgt Co. LLC	Divisional Sales Manager	Sr. Vice President

Ferber, Steven Ellis	Pacific Investment Mgt Co. LLC	DC Channel, Business Dev.	Sr. Vice President

Flax, Richard Andrew	PIMCO Europe Limited	Emerging Markets Equity Analyst	Sr. Vice President

Name	Business Unit	Title	Officer Title
Forsyth, Andrew C.	PIMCO Canada	Head, Bus Dev Canada	Sr. Vice President

Foxall, Julian	PIMCO Australia Pty. Ltd.	Portfolio Manager	Sr. Vice President

Friedman, Joseph Kenneth	Pacific Investment Mgt Co. LLC	Attorney	Sr. Vice President

Frisch, Ursula T.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Furusho, Hiroaki	PIMCO Japan Limited	Account Manager	Sr. Vice President

Galipeau, William Glen	Pacific Investment Mgt Co. LLC	Mutual Fund Operational Risk Manager	Sr. Vice President

Galloway, Lee James	PIMCO Europe Limited	Portfolio Manager	Sr. Vice President

Getter, Christopher T.	Pacific Investment Mgt Co. LLC	Product Manager, EM	Sr. Vice President

Gibbons, Michaela Ann	Pacific Investment Mgt Co. LLC	Key Account Manager	Sr. Vice President

Giurlani, Gian Luca	PIMCO Europe Limited	European Re-Marketing	Sr. Vice President

Gorman, Brett P	Pacific Investment Mgt Co. LLC	Stable Value Account Mgr	Sr. Vice President

Gould, Linda J	Pacific Investment Mgt Co. LLC	Fee Analyst	Sr. Vice President

Grabar, Gregory S.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Grzesik, Marco	PIMCO Deutschland GmbH	Account Manager	Sr. Vice President

Gubner, Adam L.	Pacific Investment Mgt Co. LLC	Distressed Credit Analyst	Sr. Vice President

Hastings, Arthur J.	Pacific Investment Mgt Co. LLC	Compliance Manager	Sr. Vice President

Haymes, John	Pacific Investment Mgt Co. LLC	Senior Financial Officer	Sr. Vice President

Hazlett, Gregory Alan	Pacific Investment Mgt Co. LLC	Product Manager	Sr. Vice President

Heimann, Ilan	PIMCO Europe Limited	Account Manager	Sr. Vice President

Helsing, Jeffrey	Pacific Investment Mgt Co. LLC	Credit Product Manager	Sr. Vice President

Heravi, Kaveh Christian	PIMCO Deutschland GmbH	Technology and Analytics Manager	Sr. Vice President

Herlan, Hans Joerg	PIMCO Deutschland GmbH	Portfolio Manager	Sr. Vice President

Hoffmann, Andrew Marriott	Pacific Investment Mgt Co. LLC	Product Manager	Sr. Vice President

Hofmann, Richard P.E.	Pacific Investment Mgt Co. LLC	Credit Analyst	Sr. Vice President

Hunjan, Maninder	Pacific Investment Mgt Co. LLC	Finan Eng Clnt Analytics	Sr. Vice President

Ing, Terrence Liu	Pacific Investment Mgt Co. LLC	Credit Analyst	Sr. Vice President

Inoue, Shinji	PIMCO Japan Limited	Account Manager	Sr. Vice President

Johnson, Eric D	Pacific Investment Mgt Co. LLC	Mutual Fund Admin	Sr. Vice President

Jones, Jeffrey Philip	PIMCO Europe Limited	Global Head L&D & HR EMEA Lead	Sr. Vice President

Jones, Steven L.	Pacific Investment Mgt Co. LLC	Product Manager	Sr. Vice President

Kakuchi, Tadashi	PIMCO Japan Limited	Portfolio Manager	Sr. Vice President

Kalaydjian, Vicken Joe	Pacific Investment Mgt Co. LLC	Portfolio Manager - Municipals	Sr. Vice President

Kao, Henry Shiao-Lung	Pacific Investment Mgt Co. LLC	Stable Value Account Mgr	Sr. Vice President

Karpov, Natalie	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Katz, Ulrich	PIMCO Deutschland GmbH	Portfolio Manager	Sr. Vice President

Kelly, Benjamin Marcus	PIMCO Australia Pty. Ltd.	Account Manager	Sr. Vice President

Kersman, Alec	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Kezelman, Jason M.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Khersonsky, Serge	Pacific Investment Mgt Co. LLC	Attribution Platform Manager	Sr. Vice President

Kim, Aaron Hyun	Pacific Investment Mgt Co. LLC	Attorney	Sr. Vice President

Kim, Lisa	Pacific Investment Mgt Co. LLC	Product Manager	Sr. Vice President

King Jr., John Stephen	Pacific Investment Mgt Co. LLC	Attorney	Sr. Vice President

Kirkowski, John Jeffrey	Pacific Investment Mgt Co. LLC	Executive Office	Sr. Vice President

Kishimoto, Yayoi	PIMCO Japan Limited	Account Manager	Sr. Vice President

Komatsu, Mitsuaki	PIMCO Japan Limited	Head of Compliance	Sr. Vice President

Korinke, Ryan Patrick	Pacific Investment Mgt Co. LLC	Product Manager	Sr. Vice President

Kothari, Sunil Omprakash	PIMCO Europe Limited	ABS Portfolio Manager	Sr. Vice President

Kressin, Thomas	PIMCO Deutschland GmbH	Head - European Foreign Exchange Desk	Sr. Vice President

Kuhner, Kevin D.	Pacific Investment Mgt Co. LLC	Institutional Direct Mktr	Sr. Vice President

Kumar, Mukund	Pacific Investment Mgt Co. LLC	Sr Developer/Fin Engineer	Sr. Vice President

Lackey, Warren M.	Pacific Investment Mgt Co. LLC	Director, Communications	Sr. Vice President

Name	Business Unit	Title	Officer Title
Larsen, Henrik P.	Pacific Investment Mgt Co. LLC	Mgr Fund Administration	Sr. Vice President

Lawler, Patrick Michael	Pacific Investment Mgt Co. LLC	Equity Analyst	Sr. Vice President

Lawrence, John Milliman	Pacific Investment Mgt Co. LLC	Senior Default Manager	Sr. Vice President

Lee, Robert Ru-Bor	Pacific Investment Mgt Co. LLC	Senior Software Developer	Sr. Vice President

Li, Ji	Pacific Investment Mgt Co. LLC	MBS/ABS Portfolio Manager	Sr. Vice President

Li, Kristine Tong	PIMCO Hong Kong	Credit Research Analyst	Sr. Vice President

Lilly III, Frederick Vivan	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Linke, Gordon F.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Loh, John J.	Pacific Investment Mgt Co. LLC	Sr. Risk&Control Officer	Sr. Vice President

Longhurst, John	PIMCO Europe Limited	Head of Emerging Markets, Equity Research	Sr. Vice President

Lopez, Rafael A.	PIMCO Asia Pte Ltd	Head Operations, AsiaPac	Sr. Vice President

Loriferne, Matthieu Hubert Felix	PIMCO Europe Limited	Credit Analyst	Sr. Vice President

Lowe, Erika Hayflick	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Ludwig, Steven Charles	Pacific Investment Mgt Co. LLC	Deputy CCO	Sr. Vice President

Maita, Michael Joseph	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Mak, Richard	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President

Manasseh, Raji	Pacific Investment Mgt Co. LLC	Dividend Strategies Product Manager	Sr. Vice President

Mandy, Alain	PIMCO Europe Limited	Mgr, Cust, Acct & Fin Rep	Sr. Vice President

Maoui, Idriss	Pacific Investment Mgt Co. LLC	Asset Expert	Sr. Vice President

Markson-Brown, Ewan	PIMCO Europe Limited	Emerging Markets Analyst	Sr. Vice President

Martin, Scott W.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Marx, Christopher C.	Pacific Investment Mgt Co. LLC	Marketing Account Manager	Sr. Vice President

Mazzocchi, Bettina Ester Florette	PIMCO Europe Limited	Re Marketing Account Mgr	Sr. Vice President

McCarthy, Sean M.	Pacific Investment Mgt Co. LLC	Corporate Credit Analyst	Sr. Vice President

McLenaghan, Matthew	PIMCO Australia Pty. Ltd.	Account Manager	Sr. Vice President

McMahon, David	Pacific Investment Mgt Co. LLC	Municipal Product Manager	Sr. Vice President

Mehta, Amit	PIMCO Europe Limited	Emerging Markets Analyst	Sr. Vice President

Meng, Yuan	PIMCO Hong Kong	Portfolio Manager	Sr. Vice President

Micali, Carlo	PELM	Account Manager	Sr. Vice President

Mierau, Kristion T.	PIMCO Deutschland GmbH	Head of European Covered Bond Desk	Sr. Vice President

Mieth, Roland	PIMCO Asia Pte Ltd	Portfolio Manager, EM	Sr. Vice President

Miller Jr., Kendall P.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President

Miller, Peter	Pacific Investment Mgt Co. LLC	Account Manager-Insurance	Sr. Vice President

Milo, Davida J.	Pacific Investment Mgt Co. LLC	CRM Platform Manager	Sr. Vice President

Mitchell, Gail	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Moyer, Stephen George	Pacific Investment Mgt Co. LLC	Port Mgr/Anly, Dist Cred	Sr. Vice President

Muehlethaler, Jeffrey Charles	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Murray, Sean S	Pacific Investment Mgt Co. LLC	National Retirement Sales Manager	Sr. Vice President

Ng, Albert K.	Pacific Investment Mgt Co. LLC	Senior Programmer	Sr. Vice President

Nguyen, Larry Luyen	Pacific Investment Mgt Co. LLC	Infrastructure Manager	Sr. Vice President

Nguyen, Tommy D.	PIMCO Europe Limited	Head of Nordic Client Service	Sr. Vice President

Nishimi, Ryne Atsushi	Pacific Investment Mgt Co. LLC	Divisional Sales Manager	Sr. Vice President

Nojima, Sachiko	PIMCO Japan Limited	Manager, Operations	Sr. Vice President

Ollenburger, Loren P.	Pacific Investment Mgt Co. LLC	Account Mgr - Advisory	Sr. Vice President

Pawliczek, Steven Mark	Pacific Investment Mgt Co. LLC	Credit Analyst	Sr. Vice President

Pedersen, Niels K.	Pacific Investment Mgt Co. LLC	Finan Eng Clnt Analytics	Sr. Vice President

Pejavar, Sheila M.	PIMCO Europe Limited	Account Manager	Sr. Vice President

Perez, Iohan	PIMCO Deutschland GmbH	Portfolio Manager	Sr. Vice President

Perez, Keith	Pacific Investment Mgt Co. LLC	Senior Developer	Sr. Vice President

Phillipson, Daniel	PELM	Product Manager	Sr. Vice President

Pothalingam, Ketishwaran Somasunderam	PIMCO Europe Limited	Portfolio Manager	Sr. Vice President

Name	Business Unit	Title	Officer Title
Potthof, Axel	PIMCO Deutschland GmbH	Portfolio Manager	Sr. Vice President

Price, Rosamond Jane	PIMCO Europe Limited	Remarketing Acct Manager	Sr. Vice President

Pricer, Jesse L.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Purani, Chitrang K.	Pacific Investment Mgt Co. LLC	Portfolio Mgr, Insurance	Sr. Vice President

Putnicki, Matthew S	PIMCO Europe Limited	Portfolio Risk Manager	Sr. Vice President

Putyatin, Vladyslav	PIMCO Europe Limited	Financial Engineer	Sr. Vice President

Pyne, Andrew Frederick	Pacific Investment Mgt Co. LLC	Emerging Markets Equity Product Manager	Sr. Vice President

Qiu, Ying	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President

Qu, Shisheng	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President

Qu, Wendong	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President

Rahari, Pierre-Yves	PIMCO Europe Limited	Manager, Shareholder Svcs	Sr. Vice President

Ratner, Joshua D.	Pacific Investment Mgt Co. LLC	Attorney	Sr. Vice President

Reimer, Ronald M.	Pacific Investment Mgt Co. LLC	Senior Manager	Sr. Vice President

Reisz, Paul W.	Pacific Investment Mgt Co. LLC	Product Manager	Sr. Vice President

Rennison, Graham Alexander	Pacific Investment Mgt Co. LLC	Senior Financial Engineer	Sr. Vice President

Rimle, Juerg	PIMCO Switzerland LLC	Head of Wholesale Swiss	Sr. Vice President

Ron, Uri	Pacific Investment Mgt Co. LLC	Asset Specialist	Sr. Vice President

Rosser, Jeffrey W	Pacific Investment Mgt Co. LLC	Divisional Sales Manager	Sr. Vice President

Rudman, Stephen M.	Pacific Investment Mgt Co. LLC	Head of Internal Sales Desk	Sr. Vice President

Sageser, Loren	Pacific Investment Mgt Co. LLC	Product Manager	Sr. Vice President

Salastekar, Deepa A	Pacific Investment Mgt Co. LLC	Alternatives Investment Strategist	Sr. Vice President

Salsbery, Julie	Pacific Investment Mgt Co. LLC	Global Product Manager	Sr. Vice President

Schulist, Stephen O.	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President

Schwetz, Myckola	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President

Scorah, Ian	PIMCO Europe Limited	Legal Counsel	Sr. Vice President

Seksaria, Rahul M.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President

Shaw, Matthew D.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Sheehy, Erica H.	Pacific Investment Mgt Co. LLC	Compliance	Sr. Vice President

Shepherd, Julie M.	Pacific Investment Mgt Co. LLC	Manager, AM Support	Sr. Vice President

Shiroyama, Taro	PIMCO Japan Limited	Product Manager	Sr. Vice President

Simons, Hannah Louise	PIMCO Europe Limited	Product Manager - non official	Sr. Vice President

Singal, Alka	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Skobtsov, Ivan	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President

Smith, Kenton Todd	Pacific Investment Mgt Co. LLC	ABS/MBS Analyst	Sr. Vice President

Smith, Zachary T	Pacific Investment Mgt Co. LLC	Business Development Officer	Sr. Vice President

Sonner, Michael	PIMCO Deutschland GmbH	Portfolio Manager	Sr. Vice President

Springer, Jeffrey	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Stairs, Ben Holt	Pacific Investment Mgt Co. LLC	Divisional Sales Manager	Sr. Vice President

Stauffer, Christina	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Steele, Michael W	PIMCO Europe Limited	Head of Infrastructure - Europe/Asia	Sr. Vice President

Steiner, Jason Robert	Pacific Investment Mgt Co. LLC	ABS Credit Analyst	Sr. Vice President

Strauch, Joel Edward	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Struc, Alexandru	PIMCO Europe Limited	Portfolio Manager	Sr. Vice President

Sullivan, Bryan Edmund	Pacific Investment Mgt Co. LLC	Multi-Asset Specialist	Sr. Vice President

Surowiecki, Michael	PIMCO Deutschland GmbH	Head of European Quant Desk	Sr. Vice President

Suskind, Donald W.	Pacific Investment Mgt Co. LLC	Product Manager	Sr. Vice President

Takeuchi, Ichiro	PIMCO Japan Limited	Account Manager	Sr. Vice President

Teceno, Frederick S.	Pacific Investment Mgt Co. LLC	Divisional Sales Manager	Sr. Vice President

Terry, Michael A.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Theodore, Kyle J.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Name	Business Unit	Title	Officer Title
Thomas, Mark G.	Pacific Investment Mgt Co. LLC	Head of Managed Accounts	Sr. Vice President

Tiwari, Ashish	Pacific Investment Mgt Co. LLC	Product Manager	Sr. Vice President

Tom, Jessica Kim	Pacific Investment Mgt Co. LLC	Senior Credit Analyst	Sr. Vice President

Trevithick, Natalie	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President

Trovato, Michael J.	PIMCO Europe Limited	Account Manager	Sr. Vice President

Tsubota, Shiro	PIMCO Japan Limited	Head of Operations, Tokyo	Sr. Vice President

Tsubota, Takeshi	PIMCO Japan Limited	Account Manager	Sr. Vice President

van Bezooijen, Jeroen Teunis Steven	PIMCO Europe Limited	Product Manager, LDI	Sr. Vice President

van Zoelen, Henk Jan	PIMCO Europe Limited	Account Mgr	Sr. Vice President

Velarde, Nathaniel	PIMCO Europe Limited	Analyst	Sr. Vice President

Verma, Monica	Pacific Investment Mgt Co. LLC	Retail Operations	Sr. Vice President

Walker, Trent W.	Pacific Investment Mgt Co. LLC	Financial Reporting Mgr	Sr. Vice President

Walters, Kristen Ann	Pacific Investment Mgt Co. LLC	Portfolio Risk Manager	Sr. Vice President

Wang, Ying	Pacific Investment Mgt Co. LLC	Asset Expert	Sr. Vice President

Watchorn, Michael C.	Pacific Investment Mgt Co. LLC	Port Mgr/Anly, Dist Cred	Sr. Vice President

Watford, Charles	PIMCO Europe Limited	Credit Research Analyst	Sr. Vice President

Werber, Keith Adam	Pacific Investment Mgt Co. LLC	Cash Desk Manager	Sr. Vice President

White, Timothy C.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Whitton, Bransby M.	Pacific Investment Mgt Co. LLC	Real Return Product Manager	Sr. Vice President

Wild, Christian	PIMCO Deutschland GmbH	Credit Research Analyst	Sr. Vice President

Winters, Kevin Michael	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

Wittkop, Andrew T.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President

Witzler, Jochen	PELM	Head of Legal, Germany	Sr. Vice President

Wolf, Greggory S.	Pacific Investment Mgt Co. LLC	Fund Operations Manager	Sr. Vice President

Xue, Qing	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President

Yang, Jing	Pacific Investment Mgt Co. LLC	Structured Credit Assoc	Sr. Vice President

Yasnov, Vadim Igorevich	Pacific Investment Mgt Co. LLC	Financial Engr/Developer	Sr. Vice President

Zahradnik, Natalie Joy	Pacific Investment Mgt Co. LLC	ETF Strategist	Sr. Vice President

Zerner, Mary Alice	PIMCO Europe Limited	Head of Mktg Comm	Sr. Vice President

Zhang, Limin	Pacific Investment Mgt Co. LLC	Head of Prepayment Modeling	Sr. Vice President

Adamec, Filip	PIMCO Deutschland GmbH	Credit Research Analyst	Vice President

Adatia, Tina	PIMCO Europe Limited	Product Manager	Vice President

Agrawal, Shantanu	Pacific Investment Mgt Co. LLC	Distressed Credit Analyst	Vice President

Agredano, Carlos	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President

Ahmed, Ahsan	Pacific Investment Mgt Co. LLC	Global Compl Specialist	Vice President

Althof, Michael	PIMCO Deutschland GmbH	Portfolio Manager	Vice President

Anderson, Clinton Delmer	Pacific Investment Mgt Co. LLC	Strategy and Program Manager	Vice President

Anderson, Sarah Elizabeth	Pacific Investment Mgt Co. LLC	Design Director	Vice President

Angle, Bradford L.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Aronovitz, Jill L.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Arora, Bhanu	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President

Aspinall, Karen A.	Pacific Investment Mgt Co. LLC	Attorney	Vice President

Audain-Pressley, Keisha	Pacific Investment Mgt Co. LLC	Senior Compliance Officer	Vice President

Aymond, Colin C.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Aynor, Kailash Raghunath	Pacific Investment Mgt Co. LLC	Senior Developer	Vice President

Azznara, Matthew J	Pacific Investment Mgt Co. LLC	Sr. Web Project Manager	Vice President

Bashirov, Novruz Yashar	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President

Bathurst, Anna C.	PIMCO Europe Limited	Executive Assistant	Vice President

Baumer, Giovanni	PIMCO Deutschland GmbH	Account Manager	Vice President

Bayes, Cathy Rae	Pacific Investment Mgt Co. LLC	Transitions Lead	Vice President

Beard, Christopher	PIMCO Australia Pty. Ltd.	Manager, Compliance	Vice President

Name	Business Unit	Title	Officer Title
Benahmed, Arnaud	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President

Benson, Sandra M.	Pacific Investment Mgt Co. LLC	Sr. Corporate Paralegal	Vice President

Bentley, James Daniel	Pacific Investment Mgt Co. LLC	External Advisor Consultant	Vice President

Bertolo, Matteo	PIMCO Europe Limited	Account Manager	Vice President

Bertucci, Bernard J.	Pacific Investment Mgt Co. LLC	Fin Business Analyst	Vice President

Betelman, Dimitri L	Pacific Investment Mgt Co. LLC	Software Development Manager	Vice President

Bewernitz, Jamie L.	Pacific Investment Mgt Co. LLC	Supervisor Communications	Vice President

Bierman, Dave H.	Pacific Investment Mgt Co. LLC	Infrastructure Manager	Vice President

Black, Maybel Marte	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Blake-Knox, Nicholas	PIMCO Europe Limited	Funds Lawyer	Vice President

Blank, Sarah Patricia	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Blankson, Kojo Adjei	Pacific Investment Mgt Co. LLC	Financial Manager	Vice President

Boehm, Timo	PIMCO Deutschland GmbH	Portfolio Manager	Vice President

Bolton, Laurence Edwin	Pacific Investment Mgt Co. LLC	Attorney	Vice President

Bond, Jordan Matthew	Pacific Investment Mgt Co. LLC	Port Assoc Corporate Desk	Vice President

Bosner, Zeljka	Pacific Investment Mgt Co. LLC	Credit Analyst	Vice President

Boswell, Mariko E.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Bowles, Johannah	Pacific Investment Mgt Co. LLC	Derivatives Confirmation Manager	Vice President

Boyd, C Robert	Pacific Investment Mgt Co. LLC	Senior Structure Analyst	Vice President

Boyd, Carlton B.	Pacific Investment Mgt Co. LLC	Spvsr Communications	Vice President

Bradshaw, Daniel Harold	Pacific Investment Mgt Co. LLC	Supervisor	Vice President

Bramblett, Andrew C.	Pacific Investment Mgt Co. LLC	Senior Software Developer	Vice President

Brandl, Michael	PIMCO Deutschland GmbH	Portfolio Manager	Vice President

Brannan, Michael E.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Brescini, Katie Louise	Pacific Investment Mgt Co. LLC	Manager	Vice President

Briones, Juan Carlos Manuel Alvarez	PIMCO Europe Limited	Account Manager	Vice President

Brown, Matthew W.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Brownell, Michael A.	Pacific Investment Mgt Co. LLC	Product Manager	Vice President

Brozyna, Carol	Pacific Investment Mgt Co. LLC	Key Account Manager	Vice President

Bruce, Frederick J.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Brune, Christopher P.	Pacific Investment Mgt Co. LLC	Risk Manager	Vice President

Burbano, Esteban	Pacific Investment Mgt Co. LLC	Product Manager	Vice President

Burdett, Matthew Todd	Pacific Investment Mgt Co. LLC	Equity Analyst	Vice President

Burke, Martin J.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Burns, Robert	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Byer, Andrew H	Pacific Investment Mgt Co. LLC	Senior Compliance Officer	Vice President

Calev, Tracy Anne	Pacific Investment Mgt Co. LLC	Operational Bus. Analyst	Vice President

Callao, Barbara	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Callinan, Richard Edward	PIMCO Investments LLC	External Advisor Consultant	Vice President

Caltagirone, Christopher	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President

Cao-Garcia, Sabrina E.	Pacific Investment Mgt Co. LLC	Compliance Manager	Vice President

Cardillo, John T.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Carlin, Shawn Michael	PIMCO Investments LLC	External Advisor Consultant	Vice President

Carwin, Charles Daniel	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Cator, Mathieu	Pacific Investment Mgt Co. LLC	Quantitative Developer	Vice President

Cesario, Frank	Pacific Investment Mgt Co. LLC	Credit Research Analyst - Municipals	Vice President

Chan, Howard Fong-Hao	PIMCO Europe Limited	Product Manager	Vice President

Chen, Bing	Pacific Investment Mgt Co. LLC	C++ Financial Programmer	Vice President

Chen, Lei	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President

Chen, Qun	Pacific Investment Mgt Co. LLC	Senior Developer	Vice President

Cheng, Billy Shih-Ping	Pacific Investment Mgt Co. LLC	Senior Developer	Vice President

Name	Business Unit	Title	Officer Title
Cheong, Jennifer	PIMCO Europe Limited	Senior Business Analyst	Vice President

Cheung, Elaine Y L	PIMCO Asia Pte Ltd	Compliance Manager	Vice President

Chin, Joe	Pacific Investment Mgt Co. LLC	Senior Developer	Vice President

Chin, Mark	Pacific Investment Mgt Co. LLC	Credit Analyst	Vice President

Chkaibane, Philippe	PIMCO Europe Limited	Account Manager	Vice President

Choi, Christine J.	Pacific Investment Mgt Co. LLC	Global Head Compensation & HR Analytics	Vice President

Choppin Haudry de Janvry, Cyril	PIMCO Europe Limited	Asset Expert	Vice President

Chuang, Steven A	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President

Chung, Alice W.	Pacific Investment Mgt Co. LLC	Key Account Manager	Vice President

Clarkson, Ryan J.	Pacific Investment Mgt Co. LLC	Supervisor	Vice President

Colombo, Cindy	Pacific Investment Mgt Co. LLC	Fund Operations	Vice President

Correia, Shawn Robert	Pacific Investment Mgt Co. LLC	Manager, Public Funds Accounting	Vice President

Cortes Gonzalez, Ana	PIMCO Europe Limited	Credit Research Analyst	Vice President

Cotten, Lesley Elizabeth	Pacific Investment Mgt Co. LLC	Value Add Marketing Mgr	Vice President

Craciun, Emil Adrian	Pacific Investment Mgt Co. LLC	Compliance Specialist	Vice President

Cugno, Maria Therese	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Dabhi, Paresh Bhikhubhai	Pacific Investment Mgt Co. LLC	Quality Assurance Manager	Vice President

Dabinett, Jonathan Robert	PIMCO Europe Limited	FIG Account Manager	Vice President

Dahlhoff, Juergen	PIMCO Deutschland GmbH	Credit Research Analyst	Vice President

Danielsen, Birgitte	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Danik, Anna	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Das, Aniruddha	PIMCO Asia Pte Ltd	Account Manager	Vice President

David, Evan Allen	Pacific Investment Mgt Co. LLC	Software Development Mgr	Vice President

De Bellis, Mary	Pacific Investment Mgt Co. LLC	CIO Portfolio Associate	Vice President

De Lorenzo, Nicola A.	PIMCO Europe Limited	Business Mgt Associate	Vice President

De Swardt, Nicholas Christopher	PIMCO Europe Limited	Asset Expert	Vice President

De Wachter, Stefan	PIMCO Europe Limited	Portfolio Manager	Vice President

Deitsch, Chaya S.	Pacific Investment Mgt Co. LLC	Sr. Marketing Writer	Vice President

Della Maria, Katherine K.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Denicolo, Paul	PIMCO Investments LLC	External Advisor Consultant	Vice President

Denis, Patrice	PIMCO Canada	Account Manager	Vice President

DeSimone, Darren Kenneth	PIMCO Investments LLC	External Advisor Consultant	Vice President

Dewey, John E	Pacific Investment Mgt Co. LLC	Account Manager - Key Accounts	Vice President

Dewitt, Andrew Lowry	Pacific Investment Mgt Co. LLC	Port Assoc, Commodities	Vice President

Dieterle, Sean W.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Dilek, Burcin	PIMCO Deutschland GmbH	KAG Support Manager	Vice President

Dittrich, Hanno	PIMCO Deutschland GmbH	Head, European Port Compliance & Munich Guidelines	Vice President

Dombrovsky, Anton	PIMCO Deutschland GmbH	Product Manager	Vice President

Donnager, Christopher Michael	Pacific Investment Mgt Co. LLC	External Advisor Consultant	Vice President

Donnelly, Thomas William	Pacific Investment Mgt Co. LLC	ETF Sales Specialist	Vice President

Doz, Gabriel	PIMCO Europe Limited	Account Manager	Vice President

Dragesic, Anna	Pacific Investment Mgt Co. LLC	Product Manager	Vice President

Duan, Ran	Pacific Investment Mgt Co. LLC	Financial Eng/Modeler	Vice President

Dunkel, Troy	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Dunne, Kevin White	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Dunnigan, John Henry	Pacific Investment Mgt Co. LLC	External Advisor Consultant	Vice President

Eck, Paul David	PIMCO Investments LLC	External Advisor Consultant	Vice President

Egawa, Tsuyoshi	PIMCO Japan Limited	Account Mgr, Institution	Vice President

Elliott, Jaime Lynn	Pacific Investment Mgt Co. LLC	Compliance Manager	Vice President

Ellis, Edward L.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Name	Business Unit	Title	Officer Title
Ellis, Michele Noel	Pacific Investment Mgt Co. LLC	Fund Operations	Vice President

English, Robert John	PIMCO Europe Limited	Account Manager	Vice President

Erdmann, Shannon Elizabeth	PIMCO Europe Limited	ABS Analyst	Vice President

Evans, Stefanie D.	Pacific Investment Mgt Co. LLC	Sr Mortgage Credit Anlyst	Vice President

Eytle, Kaz	PIMCO Europe Limited	Team Leader	Vice President

Feinman, Jason	PIMCO Investments LLC	External Advisor Consultant	Vice President

Fejdasz, Melissa A.	Pacific Investment Mgt Co. LLC	Contracts Admin Manager	Vice President

Fessel, Jonathan P.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Finder, Steven M.	Pacific Investment Mgt Co. LLC	Recruiter	Vice President

Finkenzeller, Thomas	PIMCO Deutschland GmbH	Portfolio Manager	Vice President

Flick, Christopher D	Pacific Investment Mgt Co. LLC	Commercial Real Estate Associate	Vice President

Ford, Brian Christopher	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Fowler, Ellen	Pacific Investment Mgt Co. LLC	Executive Assistant	Vice President

Fremont, Robin Anne	Pacific Investment Mgt Co. LLC	Print Production Manager	Vice President

Froehlich, Frank	PELM	Compliance Officer	Vice President

Galaz, Ignacio	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Gallagher, Michael J.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Gandhi, Jaynthi K	Pacific Investment Mgt Co. LLC	Senior Compliance Officer	Vice President

Gannaway, Russell D.	Pacific Investment Mgt Co. LLC	CMBS Credit Analyst	Vice President

Ganwani, Meymanet Rafiei	Pacific Investment Mgt Co. LLC	Manager	Vice President

Garza, Rudolph Anthony	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Geisert, Steven Joseph	Pacific Investment Mgt Co. LLC	Account Manager - Key Accounts	Vice President

Geneuglijk, Monique Esther	PIMCO Europe Limited	Compliance Officer	Vice President

Gengo, Joseph F.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Georgiou, Patrice	Pacific Investment Mgt Co. LLC	Internal Sales Desk Manager	Vice President

Gobin, Thomas M	Pacific Investment Mgt Co. LLC	Compliance Manager	Vice President

Gourley, Eric Alan	Pacific Investment Mgt Co. LLC	Senior Analyst	Vice President

Grady, Myrrha H.	Pacific Investment Mgt Co. LLC	Manager	Vice President

Gray, Kevin M.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Gray, Ronald H.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Greenwald, Joseph Michael	Pacific Investment Mgt Co. LLC	Sr. Portfolio Associate	Vice President

Grigorian, Arshavir	Pacific Investment Mgt Co. LLC	Software Engineer	Vice President

Grimm, Anna Anastasia	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President

Groemling, Stefanie Bianca	PELM	Account Manager - FIG	Vice President

Groslin, Eric	PIMCO Europe Limited	Marketing Communications	Vice President

Gu, Haidi	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President

Haaf, Tim	PIMCO Deutschland GmbH	Portfolio Manager	Vice President

Haegele, Jochen	PELM	Financial Writer	Vice President

Hagemans, Robert	PIMCO Europe Limited	Junior Portfolio Manager	Vice President

Haibeck, Todd	PIMCO Canada	Business Development Account Manager	Vice President

Hall, George Edward	Pacific Investment Mgt Co. LLC	Middle Office Manager	Vice President

Hally, Daniel F.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Harada, Tetsuro	PIMCO Japan Limited	Manager, Investment Trust Operations	Vice President

Harrington, John A.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Harry, Seon L	Pacific Investment Mgt Co. LLC	Fund Operations	Vice President

Hart, Jonathan C.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Hart, Ryan M.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Hartl, Alexander	PIMCO Deutschland GmbH	Account Manager	Vice President

Hassim, Shazia	PIMCO Europe Limited	Senior Equity Compliance Officer	Vice President

Hauschild, Matthew Richard	Pacific Investment Mgt Co. LLC	Senior Developer	Vice President

Haven, Erik William	Pacific Investment Mgt Co. LLC	Financial Bus Analyst	Vice President

Name	Business Unit	Title	Officer Title
Heilman, Allison M.	Pacific Investment Mgt Co. LLC	HR Generalist	Vice President

Henderson, Robert	PIMCO Europe Limited	Head of European Trade Compliance & Asset Set-up	Vice President

Higgins, Sara	PIMCO Australia Pty. Ltd.	Account Manager	Vice President

Hinnershitz, Thomas R	PIMCO Investments LLC	External Advisor Consultant	Vice President

Ho, Fiona	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Hu, Yuanzheng	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President

Huang, Jiaying	Pacific Investment Mgt Co. LLC	Credit Analyst	Vice President

Huerta, Maryam	Pacific Investment Mgt Co. LLC	Senior Pricing Manager	Vice President

Hug Piccollo, Sara Marie	Pacific Investment Mgt Co. LLC	HR Diversity Manager	Vice President

Huk, Daniel	PIMCO Switzerland LLC	Account Manager	Vice President

Hussey, John B.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Isenberg, Alan Louis	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Jaffer, Salim	PIMCO Europe Limited	Account Manager	Vice President

Jain, Rachit	PIMCO Europe Limited	Portfolio Manager	Vice President

Jakseviciute, Ruta	Pacific Investment Mgt Co. LLC	ETF Marketing Communications Manager	Vice President

Jayanty, Nagendra	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President

Jimenez Sanchez, Juan	PIMCO Europe Limited	Remarketing Manager, Spain	Vice President

Joaquin, Michelle E	Pacific Investment Mgt Co. LLC	Vendor Oversight Manager	Vice President

Johnson, Kelly	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Jordan, Daniel V.	Pacific Investment Mgt Co. LLC	Fin Business Analyst	Vice President

Jutahkiti, Sean S	PIMCO Asia Pte Ltd	Asian Credit Analyst	Vice President

Kagy, Steven Ryan	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Kalra, Showbhik	PIMCO Asia Pte Ltd	Asia Product Manager	Vice President

Kanode, Dustin P	PIMCO Investments LLC	External Advisor Consultant	Vice President

Kapadia, Zubin Viraf	Pacific Investment Mgt Co. LLC	Credit Analyst	Vice President

Kaura, Baljit	PIMCO Canada	Legal and Compliance, Canada	Vice President

Kavanagh, Robert	PIMCO Australia Pty. Ltd.	Senior Associate	Vice President

Kelleher, Brian Carroll	Pacific Investment Mgt Co. LLC	ETF Sales	Vice President

Kelting, Julia	PIMCO Deutschland GmbH	Portfolio Manager	Vice President

Kemp, Christopher E.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President

Kennedy, Gregory Joseph	Pacific Investment Mgt Co. LLC	Distressed Credit Analyst	Vice President

Kim, Jean Elizabeth	Pacific Investment Mgt Co. LLC	Marketing Manager - Segmentation	Vice President

Kim, Michael	PIMCO Europe Limited	Portfolio Manager	Vice President

Kim, Paul Sang Jin	Pacific Investment Mgt Co. LLC	Product Manager	Vice President

Kimura, Souichi	PIMCO Japan Limited	Account Mgr, Remarketing	Vice President

Kingston, Rafer Alexander	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Kinzner, Inge	PIMCO Deutschland GmbH	Head of Munich Portfolio Associate Desk	Vice President

Klawitter, Patricia	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Kleinhans, Joern	Pacific Investment Mgt Co. LLC	Prod. Engineer - Advisory	Vice President

Klug, Harald	PIMCO Deutschland GmbH	Account Manager	Vice President

Knaus, Bryan M.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Kobata, Matthew T.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Kohler, Johannes	PELM	Account Manager	Vice President

Koparanyan, Onik	PIMCO Investments LLC	External Advisor Consultant	Vice President

Kralis Hoppe, Mary	PIMCO Investments LLC	External Advisor Consultant	Vice President

Kraninger, Elizabeth Tech	Pacific Investment Mgt Co. LLC	CRM Func Business Analyst	Vice President

Kuendig, Olivier	PELM	Account Manager	Vice President

Kunisawa, Taisaku	PIMCO Japan Limited	Account Manager	Vice President

Kuraja-Vrdoljak, Antonija	PIMCO Deutschland GmbH	Middle Office Manager - Derivatives	Vice President

Lam, Chee Yang	PIMCO Japan Limited	Portfolio Risk Manager	Vice President

Name	Business Unit	Title	Officer Title
Lang, Eddie F	PIMCO Deutschland GmbH	Strategic Ops Project Mgr	Vice President

Lange, Thomas	PIMCO Deutschland GmbH	Portfolio Manager	Vice President

Lantz, Adam	Pacific Investment Mgt Co. LLC	Attorney	Vice President

Laue, Frank	Pacific Investment Mgt Co. LLC	Quantitative Developer	Vice President

Laut, Stephen R.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Lee, Joseph Yosoup	Pacific Investment Mgt Co. LLC	Advisory	Vice President

Leong, Chon-Ian	PIMCO Hong Kong	Alternatives	Vice President

Leong, Foong Ching	PIMCO Asia Pte Ltd	Funds Admin Manager	Vice President

Leshaw, Ryan G	Pacific Investment Mgt Co. LLC	Attorney	Vice President

Levine, Andrew H	Pacific Investment Mgt Co. LLC	Attorney	Vice President

Levinson, Michael D.	Pacific Investment Mgt Co. LLC	Credit Analyst	Vice President

Lewis, Robert J.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Li, Yuesong	Pacific Investment Mgt Co. LLC	Quantitative Developer	Vice President

Lim, Jaclyn Hwei Yin	PIMCO Hong Kong	Account Manager	Vice President

Lin, Yangxu	PIMCO Deutschland GmbH	Finance Manager	Vice President

Linder, Astrid	PIMCO Deutschland GmbH	Product Manager	Vice President

Linton, David E.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President

Lion, Satish McKay	Pacific Investment Mgt Co. LLC	Asset Expert	Vice President

Lisenkov, Maksim	Pacific Investment Mgt Co. LLC	Fin Business Analyst	Vice President

Liwski, Michael V.	Pacific Investment Mgt Co. LLC	Mgr, Client Report & Pres	Vice President

Lofdahl, Christopher F.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Lopez, Joy Lynn	Pacific Investment Mgt Co. LLC	Tax Manager	Vice President

Low, Sau Lyn	PIMCO Europe Limited	Senior Legal Associate	Vice President

Lucarelli, Michael	Pacific Investment Mgt Co. LLC	Marketing Account Manager	Vice President

Machado, Mauricio	Pacific Investment Mgt Co. LLC	Retail Business Development LatAm	Vice President

Madan, Arjun	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President

Makhdumi, Naila	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Maloney, Andrew J.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Mangis, Todd Allan	PIMCO Investments LLC	External Advisor Consultant	Vice President

Manseau Guerdat, Chantal Marie Helene	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Marcek, Michal	PIMCO Deutschland GmbH	Portfolio Associate	Vice President

Marr, Bradley J.	Pacific Investment Mgt Co. LLC	Credit Analyst	Vice President

Martin, Andrea Danielle	Pacific Investment Mgt Co. LLC	Attorney	Vice President

Martini, Nadege	PIMCO Deutschland GmbH	Portfolio Manager	Vice President

Martinschledde, Juergen	PIMCO Deutschland GmbH	Portfolio Manager	Vice President

Marzin, Bernd	PIMCO Deutschland GmbH	Account Manager	Vice President

Mason, Andrew Graham	PIMCO Europe Limited	C++ Developer	Vice President

Matos, Gabriel	Pacific Investment Mgt Co. LLC	Asst Dir of Managed Acct	Vice President

Matsuo, Fumiko	PIMCO Japan Limited	Account Manager	Vice President

Mayershofer, Veronika	PIMCO Deutschland GmbH	Portfolio Associate	Vice President

McAdams, Katherine Ann Hoopes	PIMCO Investments LLC	External Advisor Consultant	Vice President

McCann, Patrick Murphy	Pacific Investment Mgt Co. LLC	Global Operations	Vice President

McCarthy, Peter James	PIMCO Investments LLC	External Advisor Consultant	Vice President

McElwaine, Haley Elizabeth	PIMCO Europe Limited	Account Manager	Vice President

McIntosh, Marshall Nolan	Pacific Investment Mgt Co. LLC	Sr.Mkt Mgr.PartnershipMkt	Vice President

Medema, Lalantika	Pacific Investment Mgt Co. LLC	Structured Credit Assoc	Vice President

Merz, Frederic	PIMCO Deutschland GmbH	Portfolio Manager	Vice President

Metsch, Mark E.	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President

Metzbower, Marion	Pacific Investment Mgt Co. LLC	Senior Key Accounts Manager	Vice President

Meyer, Wayne F.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Name	Business Unit	Title	Officer Title
Middleton, Sarah Elizabeth	Pacific Investment Mgt Co. LLC	Global Head PIMCO Partners	Vice President

Miller, Daniel L.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Minamisawa, Hidetoshi	PIMCO Japan Limited	Account Manager	Vice President

Miny, Julie-Anna	PIMCO Europe Limited	Account Manager	Vice President

Moeljanto, Lanny H.	Pacific Investment Mgt Co. LLC	Manager	Vice President

Molnar, Carolina	Pacific Investment Mgt Co. LLC	L&D Manager	Vice President

Morrison, David Wynne	PIMCO Investments LLC	External Advisor Consultant	Vice President

Morrison, John Edward	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Moskalev, Andrei	Pacific Investment Mgt Co. LLC	Senior Software Engineer	Vice President

Moxon, John F.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Moyer, Fiora N.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Mueller, Markus	PIMCO Deutschland GmbH	Portfolio Manager	Vice President

Murano, Yuko	PIMCO Japan Limited	HR Generalist & Finance Manager	Vice President

Murphy, George E.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Murphy, Gregory John	PIMCO Investments LLC	External Advisor Consultant	Vice President

Naqvi, Jafer Hasan	PIMCO Canada	Product Specialist	Vice President

Narens, Joseph A	Pacific Investment Mgt Co. LLC	Credit Analyst	Vice President

Nassir, Zackary Zubair	Pacific Investment Mgt Co. LLC	Mgr, Risk & Controls	Vice President

Naters, Jules F.	Pacific Investment Mgt Co. LLC	Sr. Portfolio Associate	Vice President

Nelli, Adriano	PIMCO Europe Limited	Remarketing Manager, Italy	Vice President

Neumeyer, Christopher D.	Pacific Investment Mgt Co. LLC	Distressed Credit Analyst	Vice President

Nguyen, Gia Tam Frederic	Pacific Investment Mgt Co. LLC	Mutual Fund Operational Risk Manager	Vice President

Nickodemus, Paul Richard	PIMCO Investments LLC	External Advisor Consultant	Vice President

Nikaiyn, Daniel	Pacific Investment Mgt Co. LLC	BDS Manager	Vice President

Nikolaev, Antoan Alexandrov	Pacific Investment Mgt Co. LLC	Solutions Platform Developer	Vice President

Nocera, Maddalena	PIMCO Europe Limited	Re-Marketing Manager	Vice President

Norde-Jones, Loriann C	Pacific Investment Mgt Co. LLC	Office Manager	Vice President

Nunziata, Cristina	PIMCO Europe Limited	Account Manager	Vice President

O’Connor, Brooke Leahy	Pacific Investment Mgt Co. LLC	Key Account Manager	Vice President

O’Connor, Lindsey E	Pacific Investment Mgt Co. LLC	Advisory CMBS Asset Expert	Vice President

Ognibene, Steven Charles	Pacific Investment Mgt Co. LLC	Asset Analyst	Vice President

Oh, David M	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Okuma, Sachiko	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

O’Laighin, Eamonn	PIMCO Deutschland GmbH	Cash Desk Manager	Vice President

Olazabal, Joshua A	Pacific Investment Mgt Co. LLC	Credit Analyst	Vice President

Otterbein, Marie S.	Pacific Investment Mgt Co. LLC	Spvsr Producer Group	Vice President

Padilla, Mathew L.	Pacific Investment Mgt Co. LLC	Financial Writer	Vice President

Paliwal, Amit Kumar	Pacific Investment Mgt Co. LLC	Asset Analyst	Vice President

Parikh, Bijal Y.	Pacific Investment Mgt Co. LLC	Manager	Vice President

Park, Yoonbum	PIMCO Hong Kong	Account Manager	Vice President

Parvaneh, Ameneh	Pacific Investment Mgt Co. LLC	GWM Account Manager	Vice President

Pena, Joel Arias	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Peng, Dan	PIMCO Europe Limited	Portfolio Risk Manager	Vice President

Peng, Junyu	Pacific Investment Mgt Co. LLC	Senior Developer	Vice President

Peterson, Carrie E	Pacific Investment Mgt Co. LLC	Product Manager	Vice President

Pezza, Paul Robert	PIMCO Investments LLC	External Advisor Consultant	Vice President

Pfohlman, Donald	Pacific Investment Mgt Co. LLC	Senior Specialist	Vice President

Pitters Jr., Caleb J.A.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Pittluck, Brian J.	Pacific Investment Mgt Co. LLC	Fund Operations Manager	Vice President

Plotke, Chad D.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Pompa Jr., William Frank	PIMCO Europe Limited	Account Manager	Vice President

Name	Business Unit	Title	Officer Title
Pont, Nicholas James	PIMCO Europe Limited	Remarketing Acct Manager	Vice President

Porras, Juan C.	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President

Porter, David Brian	PIMCO Europe Limited	Product Manager	Vice President

Porter, Mukya Sue Denise	Pacific Investment Mgt Co. LLC	Senior Compliance Officer	Vice President

Prinstein, Peter M.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Proeve, Maren	PIMCO Europe Limited	Credit Research Analyst	Vice President

Purdy, Elizabeth	PIMCO Europe Limited	Senior Compliance Officer	Vice President

Qi, Peishen	Pacific Investment Mgt Co. LLC	Fin Engnr / Quant Devlpr	Vice President

Qiao, Yi	PIMCO Deutschland GmbH	Portfolio Manager	Vice President

Quigley, Jennifer L.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Quinones III, William	Pacific Investment Mgt Co. LLC	Product Manager	Vice President

Rajaie, Emad Mohsin	PIMCO Europe Limited	Account Manager	Vice President

Rana, Javed	PIMCO Canada	Business Development Account Manager	Vice President

Rankin, James Michael	PIMCO Investments LLC	External Advisor Consultant	Vice President

Rausch, Alexandria Erica	Pacific Investment Mgt Co. LLC	Manager	Vice President

Reid, Michael	Pacific Investment Mgt Co. LLC	Media Relations	Vice President

Reimer, Danelle J.	Pacific Investment Mgt Co. LLC	Trading Floor Manager	Vice President

Resnick, Brian	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Revell, Andrew	Pacific Investment Mgt Co. LLC	ETF Sales Specialist	Vice President

Reynolds, Joel D.	Pacific Investment Mgt Co. LLC	Compliance Officer	Vice President

Riccio, Frank Joseph	PIMCO Investments LLC	External Advisor Consultant	Vice President

Richards, Karen Elizabeth	Pacific Investment Mgt Co. LLC	Senior Compliance Officer	Vice President

Riendeau, Kevin	PIMCO Hong Kong	Business Manager	Vice President

Robinson, Laura	Pacific Investment Mgt Co. LLC	CIO Portfolio Associate	Vice President

Rodriguez, Luis R.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Romo, Francisco Javier	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President

Rowe, Cathy T.	Pacific Investment Mgt Co. LLC	Administrative Port Mgr	Vice President

Rudolph, Lynn Marie	Pacific Investment Mgt Co. LLC	HR Generalist & HR APAC Lead	Vice President

Sakane, Yoshiyuki	PIMCO Japan Limited	Account Manager	Vice President

Salwan, Rishi	Pacific Investment Mgt Co. LLC	Structured Credit Analyst	Vice President

Sanathara, Rushant A.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Sasaki, Stacie Sue	Pacific Investment Mgt Co. LLC	Global Campus Recruiting Lead	Vice President

Sasser, Wesley A	Pacific Investment Mgt Co. LLC	Manager Legal	Vice President

Scanlan, Thomas Hurley	PIMCO Investments LLC	External Advisor Consultant	Vice President

Scherer, Michael	PELM	Account Manager	Vice President

Schival, Timothy	PIMCO Investments LLC	External Advisor Consultant	Vice President

Schmidt, Sergei	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Schneider, Patrick	PIMCO Deutschland GmbH	Portfolio Manager	Vice President

Schube, Jonathan	Pacific Investment Mgt Co. LLC	Commercial Real Estate Professional	Vice President

Schuetz, Christian	PIMCO Europe Limited	Credit Analyst	Vice President

Schulman, Jana	Pacific Investment Mgt Co. LLC	Recruiter	Vice President

Schwab, Gerlinde	PIMCO Deutschland GmbH	Portfolio Manager	Vice President

Schwab, Stephen D.	Pacific Investment Mgt Co. LLC	Head of DC Sales Support	Vice President

Scibisz, Iwona E.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Seo, Jennifer	Pacific Investment Mgt Co. LLC	Credit Analyst	Vice President

Serafino Jr., George P.	Pacific Investment Mgt Co. LLC	Developer	Vice President

Sesay, Therenah	Pacific Investment Mgt Co. LLC	Mgr Account Associate	Vice President

Shah, Sapna Kiran	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Shamandoura, Teodora	PIMCO Europe Limited	Engagement Manager	Vice President

Sharef, Emmanuel Sebastian	Pacific Investment Mgt Co. LLC	Structured Credit Analyst	Vice President

Sharif, Masoud	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President

Name	Business Unit	Title	Officer Title
Sheil, Emma	PIMCO Europe Limited	Fund Accounting, Auditing & Reporting Manager	Vice President

Shepherdson, Christopher J.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Sheth, Amita Divyakant	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Shiao, Lorenzo P.	Pacific Investment Mgt Co. LLC	Business Solutions Group Manager	Vice President

Shieh, Kane Minhong	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President

Shimono, Dennis C.	Pacific Investment Mgt Co. LLC	Compliance Officer	Vice President

Shvetz, Brendon	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President

Siemon Jr., Frank Edward	PIMCO Investments LLC	External Advisor Consultant	Vice President

Simutis, Christopher T.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Singh, Anil	PELM	Operations/FE Support Mgr	Vice President

Singh, Surinder Jit	Pacific Investment Mgt Co. LLC	Quantitative Developer	Vice President

Skov, Kimble E.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Slebioda, Kevin M.	Pacific Investment Mgt Co. LLC	Senior Portfolio Associate	Vice President

Slone, Eric Foster	Pacific Investment Mgt Co. LLC	Asset Information Manager	Vice President

Slusher, Jay Trent	Pacific Investment Mgt Co. LLC	External Advisor Consultant	Vice President

Smith, Jeffrey L.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Smith, Paul Christopher	PIMCO Investments LLC	External Advisor Consultant	Vice President

Smith, Robert M.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Snow, Stephen Kimball	Pacific Investment Mgt Co. LLC	Tax Manager, Alternative Products	Vice President

Somers, Christopher Thomas	Pacific Investment Mgt Co. LLC	External Advisor Consultant	Vice President

Sorenson, Eric	Pacific Investment Mgt Co. LLC	Compliance Manager	Vice President

Soto, Alyssa Michele	Pacific Investment Mgt Co. LLC	Compliance Manager	Vice President

Sousa, Pedro Henrique Santos De	PIMCO Europe Limited	Account Manager	Vice President

Spandri, Tobias	PIMCO Deutschland GmbH	Portfolio Manager	Vice President

Spicijaric, Jennifer N.	Pacific Investment Mgt Co. LLC	Fails Management	Vice President

Stahnke, Oliver	PIMCO Europe Limited	EMEA Lead, Portfolio Associates	Vice President

Stancil, Thomas Arin	Pacific Investment Mgt Co. LLC	Senior Compliance Officer	Vice President

Stevanovic, Stevan	Pacific Investment Mgt Co. LLC	Asset Analyst	Vice President

Stock, Kurt	Pacific Investment Mgt Co. LLC	Manager Fund Operations	Vice President

Stoica, Andrea	PIMCO Deutschland GmbH	HR Generalist	Vice President

Storlie, Steven R.	PIMCO Investments LLC	External Advisor Consultant	Vice President

Story, Michael	PIMCO Europe Limited	Global Producr Manager	Vice President

Stravato, Richard	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Strelzow, Greg V	PIMCO Europe Limited	Lead Account Associate	Vice President

Suman, Jennifer	PIMCO Europe Limited	HR Generalist	Vice President

Sutton, Anne Marie Elise	Pacific Investment Mgt Co. LLC	External Advisor Consultant	Vice President

Takizuka, Hikaru	PIMCO Japan Limited	Compliance Manager	Vice President

Tam, Joe	Pacific Investment Mgt Co. LLC	Manager	Vice President

Tamura, Maiko	PIMCO Japan Limited	Credit Analyst	Vice President

Tanabe, Asako	PIMCO Japan Limited	Financial Writer	Vice President

Telish, Christine M.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Tersin, Dominique	PIMCO Europe Limited	Portfolio Manager	Vice President

Thompson, Laura Hope	Pacific Investment Mgt Co. LLC	Pricing Officer	Vice President

Tiedemann Jr., Barrie L.	PIMCO Investments LLC	External Advisor Consultant	Vice President

To, Steven P.	Pacific Investment Mgt Co. LLC	Software Development Mgr	Vice President

Tomlinson, Brian	PIMCO Deutschland GmbH	Portfolio Manager	Vice President

Toner, William Thomas	PIMCO Investments LLC	External Advisor Consultant	Vice President

Traber, Eva-Maria	PIMCO Deutschland GmbH	Portfolio Associate	Vice President

Tracy, Lauren Rita	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Tran, Loc Khanh	Pacific Investment Mgt Co. LLC	Sr Database Administrator	Vice President

Name	Business Unit	Title	Officer Title
Tredwell, Alonzo S.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Trinidad, Ronaele K.	Pacific Investment Mgt Co. LLC	Treasury Manager	Vice President

Triolo, Richard	PIMCO Investments LLC	External Advisor Consultant	Vice President

Tsagogeorgas, Gregory	PIMCO Canada	Business Development Account Manager	Vice President

Tsu, Bryan	Pacific Investment Mgt Co. LLC	Portfolio Analyst	Vice President

Tu, Chong	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President

Tupper, Jonathon Jason	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Upadhyay, Nishant	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President

Urbano, Laura Marie	Pacific Investment Mgt Co. LLC	Portfolio Risk Manager	Vice President

Valdeon, Lindsay Justine	Pacific Investment Mgt Co. LLC	Recruiter	Vice President

van Houden, John Pascal	Pacific Investment Mgt Co. LLC	Financial Business Analyst	Vice President

Vanaman, Matthew John	Pacific Investment Mgt Co. LLC	External Advisor Consultant	Vice President

Veit, Konstantin	PIMCO Deutschland GmbH	Portfolio Manager	Vice President

Velasco, Christine Ann	Pacific Investment Mgt Co. LLC	Manager	Vice President

Venkatesan, Srikanth	Pacific Investment Mgt Co. LLC	Ace Business Analyst	Vice President

Vigen, Karen K.	Pacific Investment Mgt Co. LLC	Compliance Manager	Vice President

Viggiano, John	Pacific Investment Mgt Co. LLC	Attorney	Vice President

Villaveces, Cesar	Pacific Investment Mgt Co. LLC	CMBS Asset Expert	Vice President

Villegas, Raulin	Pacific Investment Mgt Co. LLC	Compliance Officer	Vice President

von Obelitz, Alexandra	Pacific Investment Mgt Co. LLC	ETF Sales	Vice President

Walker, Courtney Anne	Pacific Investment Mgt Co. LLC	Portfolio Risk Manager	Vice President

Walny, Ronit M.	Pacific Investment Mgt Co. LLC	Product Manager	Vice President

Walsh, Masako	Pacific Investment Mgt Co. LLC	Sr Global Project Mgr	Vice President

Walther, Kasten	PIMCO Deutschland GmbH	Portfolio Manager	Vice President

Wang, Chaoxiong	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President

Wang, Xindong	Pacific Investment Mgt Co. LLC	Quantitative Developer	Vice President

Warkow, Brenda Carter	PIMCO Investments LLC	External Advisor Consultant	Vice President

Warner IV, Hansford B.	Pacific Investment Mgt Co. LLC	Structured Credit Analyst	Vice President

Washington, Alton L.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Webb, Jonathan Daniel	PIMCO Europe Limited	Account Manager	Vice President

Weichbrodt, Austin Alfred	PIMCO Investments LLC	External Advisor Consultant	Vice President

Weinberger, Michele Deborah	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Wendler IV, Paul Frederick	Pacific Investment Mgt Co. LLC	Middle Office Manager	Vice President

White, John Norton	Pacific Investment Mgt Co. LLC	Financial Writer	Vice President

Whitehouse, Scott	PIMCO Investments LLC	External Advisor Consultant	Vice President

Whitewolf, Kristi A.	Pacific Investment Mgt Co. LLC	Senior Associate	Vice President

Whitewolf, Lance E.	Pacific Investment Mgt Co. LLC	Funds Statistics	Vice President

Wildermuth, Paul T.	Pacific Investment Mgt Co. LLC	Manager	Vice President

Willbrand, James Kevin	PIMCO Investments LLC	External Advisor Consultant	Vice President

Willett, Nicholas Kent	PIMCO Investments LLC	External Advisor Consultant	Vice President

Williams III, Charles A	Pacific Investment Mgt Co. LLC	Office Services & Support	Vice President

Williams, Graeme Carey	PIMCO Europe Limited	C++ Programmer	Vice President

Williams, Jason A.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President

Williamson, Alexander Charles	Pacific Investment Mgt Co. LLC	Product Marketing Manager	Vice President

Wochenmarkt, Julien	PIMCO Europe Limited	Account Manager	Vice President

Wong, Lincoln H.J.	PIMCO Australia Pty. Ltd.	Operations/Middle Ofc Mgr	Vice President

Wong, Tammy Nguyen	Pacific Investment Mgt Co. LLC	CRM Functional Lead	Vice President

Wu, Minwei	Pacific Investment Mgt Co. LLC	Quant Analyst/Modeler	Vice President

Xiao, Min	Pacific Investment Mgt Co. LLC	Product Manager	Vice President

Xu, Chen	PIMCO Deutschland GmbH	Portfolio Manager	Vice President

Xu, Jianghua	Pacific Investment Mgt Co. LLC	Senior Software Developer	Vice President

Name	Business Unit	Title	Officer Title
Xu, Liqing	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President

Yan, Zhidong	Pacific Investment Mgt Co. LLC	Senior Developer	Vice President

Yap, Katina Lay Yong	PIMCO Asia Pte Ltd	HR Generalist & Finance Manager	Vice President

Yeboah, George Kwame	Pacific Investment Mgt Co. LLC	Assistant Financial Officer for Private Funds	Vice President

Yeung, Lai Ping	PIMCO Hong Kong	Head of Marketing Communication (Asia)	Vice President

Yildiz, Sadettin	PIMCO Deutschland GmbH	Portfolio Manager	Vice President

Yin, Haining	PIMCO Hong Kong	Account Manager	Vice President

Ying, Bill Wing	Pacific Investment Mgt Co. LLC	Tax - Regulated Funds	Vice President

Yip, Paul Sin	Pacific Investment Mgt Co. LLC	Manager, Database Admin	Vice President

Yoon, Jinhy	Pacific Investment Mgt Co. LLC	Credit Analyst	Vice President

Yoon, Kenneth G.	Pacific Investment Mgt Co. LLC	Manager	Vice President

Yoshida, Taizo	PIMCO Japan Limited	Account Manager	Vice President

Yu, Anna W.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Yu, Qinzhu	Pacific Investment Mgt Co. LLC	Portfolio Risk Manager	Vice President

Yu, Walter	Pacific Investment Mgt Co. LLC	Senior Software Developer	Vice President

Zaman, Hashim	Pacific Investment Mgt Co. LLC	Product Manager	Vice President

Zauderer, Karin Michel	Pacific Investment Mgt Co. LLC	Marketing Manager	Vice President

Zhang, Haibin	Pacific Investment Mgt Co. LLC	Asset Analyst	Vice President

Zimmerman, Glen A.	Pacific Investment Mgt Co. LLC	Sr. Marketing Manager	Vice President

Zucker, Margaret Rebecca	Pacific Investment Mgt Co. LLC	Global AML Officer	Vice President

SANDS CAPITAL MANAGEMENT, LLC (“SANDS CAPITAL”)

Sands Capital Management, LLC is located at:

1101 Wilson Blvd., Suite 2300, Arlington, VA 22209

I. Identification of Portfolio Managers or Management Team Members – Members who are jointly and primarily responsible for the day-today management of the Select Growth Opportunities Fund’s portfolio:

Name	Title	Length of Service	Business Experience Past 5 Years
Frank M. Sands Jr., CFA	Chief Investment Officer, Chief Executive Officer	12 Years	N/A

Thomas M. Ricketts, CFA	Managing Director,	18 Years	N/A
Senior Research Analyst,
Senior Portfolio Manager

T. Perry Williams, CFA	Senior Research Analyst,	7 Years	N/A
Senior Portfolio Manager

II. Description of Portfolio Managers or Management Team Members: Describe below the role of each Portfolio Manager or Management Team identified above in Section I. Clarify each member’s role on team, including any limitations on, and relationships among, roles.

Frank M. Sands, Jr., CFA

Chief Investment Officer and Member of Portfolio Management Team.

Thomas M. Ricketts, CFA

Managing Director, Senior Research Analyst, Senior Portfolio Manager, Member of Portfolio Management Team

T. Perry Williams, CFA

Senior Research Analyst, Senior Portfolio Manager, Member of Portfolio Management Team

SYSTEMATIC FINANCIAL MANAGEMENT, L.P. (“SYSTEMATIC”)

Following are the names and occupations of the principal executive officers of Systematic. The address of all principal executive officers is 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, NJ 07666.

Name	Principal Occupation
Karen E. Kohler	Chief Operating Officer / Chief Compliance Officer / Managing Partner Joined Systematic 2006

Greg Wood	Head Trader / Managing Partner Joined Systematic 1996

D. Kevin McCreesh, CFA	Chief Investment Officer / Portfolio Manager / Managing Partner Joined Systematic 1996

Kenneth Burgess, CFA	Portfolio Manager / Managing Partner Joined Systematic 1993

Ronald Mushock, CFA	Portfolio Manager / Managing Partner Joined Systematic 1997

Eoin Middaugh, CFA	Portfolio Manager / Managing Partner Joined Systematic 2002

Joseph Sharma, CFA	Portfolio Manager / Partner Joined Systematic 2000

Aman Patel, CFA	Assistant Portfolio Manager/ Partner Joined Systematic 2002

Roger Chang	Vice President / Senior Equity Trader / Partner Joined Systematic 1996

James V. Wallerius	Senior Vice President Marketing & Client Service / Partner Joined Systematic 2000

T. ROWE PRICE ASSOCIATES, INC. (“T. ROWE PRICE”)

Business and Other Connections of Investment Manager

T. Rowe Price Group, Inc. (“T. Rowe Price Group”) owns 100% of the stock of T. Rowe Price Associates, Inc. T. Rowe Price Group is a Maryland corporation and was formed in 2000 as a holding company for the T. Rowe Price affiliated companies.

T. Rowe Price Associates, Inc. (“Price Associates”), a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 1947. Price Associates serves as investment adviser to individual and institutional investors, including managing private counsel client accounts, serving as adviser and subadviser to U.S. and foreign registered investment companies, and providing investment advice to T. Rowe Price Trust Company as trustee of several Maryland-registered domestic common trust funds. Price Associates is registered with the U.S. Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Savings Bank (“Savings Bank”), a wholly owned subsidiary of Price Associates, was organized in Maryland in 2000 as a federally chartered savings bank. The Savings Bank provides federally insured bank products to a national customer base.

T. Rowe Price International, Inc. (“TRPI”) was incorporated in Maryland in 1979 and provided investment management services with respect to foreign securities for registered investment companies and other institutional investors. TRPI was formerly registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and was also registered or licensed with the United Kingdom Financial Services Authority (“FSA”), the Monetary Authority of Singapore (“MAS”), and the Securities and Futures Commission of Hong Kong (“SFC”). TRPI was merged into Price Associates in 2010.

T. Rowe Price International Ltd, a wholly owned subsidiary of Price Associates, was organized in 2000 as a United Kingdom corporation. In 2010, the corporation changed its name from T. Rowe Price Global Investment Services Limited to T. Rowe Price International Ltd (“T. Rowe Price International”). T. Rowe Price International is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and is also registered or licensed with the FSA, the Kanto Local Finance Bureau, and the Financial Services Agency of Japan. T. Rowe Price International sponsors and serves as adviser to foreign collective investment schemes and is responsible for marketing and client servicing for non-U.S. clients. T. Rowe Price International provides investment management services to registered investment companies and other institutional investors, and may delegate investment management responsibilities to Price Associates, T. Rowe Price Hong Kong Limited, and/or T. Rowe Price Singapore Private Ltd. T. Rowe Price International also acts as sponsor, investment manager, and primary distributor of the TRP Funds SICAV. T. Rowe Price International is headquartered in London and has several other branch offices around the world.

T. Rowe Price Hong Kong Limited (“Price Hong Kong”), a wholly owned subsidiary of T. Rowe Price International, was organized as a Hong Kong limited company in 2010. Price Hong Kong is licensed with the SFC and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. Price Hong Kong serves as a subadviser to registered investment companies and other commingled products for which T. Rowe Price International serves as adviser, and provides investment management services for other clients who seek to primarily invest in the Asia-Pacific securities markets.

T. Rowe Price Singapore Private Ltd. (“Price Singapore”), a wholly owned subsidiary of T. Rowe Price International, was organized as a Singapore limited private company in 2010. Price Singapore holds a Capital Markets Service License in Fund Management with the MAS and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. Price Singapore serves as a subadviser to registered investment companies, and may provide investment management services for institutional clients and certain commingled products for which T. Rowe Price International serves as adviser.

T. Rowe Price Global Asset Management Limited (“Global Asset Management”), was a U.K. corporation, and was formerly licensed with the FSA and registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. Global Asset Management was dissolved and liquidated in 2010.

T. Rowe Price Investment Services, Inc. (“Investment Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor of the registered investment companies for which Price Associates serves as sponsor and investment adviser (the “Price Funds”). Investment Services also serves as distributor for any proprietary variable annuity products and section 529 college savings plans managed by Price Associates. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. In 1984, Investment Services expanded its activities to include a brokerage service.

T. Rowe Price Services, Inc. (“Price Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including accounting and shareholder services, to the Price Funds, and also provides accounting services to certain affiliates of Price Associates.

T. Rowe Price Retirement Plan Services, Inc. (“RPS”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.

T. Rowe Price Trust Company (“Trust Company”), a wholly owned subsidiary of Price Associates, was incorporated in 1983 as a Maryland-chartered limited-service trust company for the purpose of providing fiduciary services. The Trust Company serves as trustee and/or custodian of certain qualified and nonqualified employee benefit plans, individual retirement accounts, and common trust funds.

TRPH Corporation, a wholly owned subsidiary of Price Associates, was incorporated in 1997 to acquire an interest in a U.K.-based corporate finance advisory firm.

T. Rowe Price Recovery Fund II Associates, L.L.C., is a Maryland limited liability company (with Price Associates and the Trust Company as its members) incorporated in 1996 to serve as General Partner of T. Rowe Price Recovery Fund II, L.P., a Delaware limited partnership which invests in financially distressed companies.

T. Rowe Price (Canada), Inc. (“TRP Canada”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1988 and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. TRP Canada is also registered with the Ontario, Manitoba, British Columbia, Alberta, Nova Scotia, and New Brunswick Securities Commissions, the Saskatchewan Financial Services Commission, and the Autorité des Marchés Financiers in Quebec. TRP Canada provides advisory services to institutional clients residing in Canada and delegates investment management services to Price Associates, T. Rowe Price International, Price Hong Kong, and/or Price Singapore.

T. Rowe Price Insurance Agency, Inc., a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 1994 and licensed to do business in several states to act primarily as a distributor of proprietary variable annuity products.

Since 1983, Price Associates has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.

TRP Suburban, Inc. (“TRP Suburban”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1990. TRP Suburban entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses Price Associates investment technology personnel.

TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of Price Associates, was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland. The corporate campus houses transfer agent, plan administrative services, retirement plan services, and operations support functions.

TRP Colorado Springs, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2006 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.

TRP Finance, Inc. (“TRP Finance”) was incorporated in Delaware in 1990 to manage certain passive corporate investments and other intangible assets. TRP Finance was merged into Price Associates in 2009.

TRP Office Florida, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2009 to primarily engage in the development and ownership of real property located in Tampa, Florida.

T. Rowe Price Advisory Services, Inc., (“Advisory Services”), a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 2000. Advisory Services is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and provides investment advisory services to individuals, including shareholders of the Price Funds.

T. Rowe Price (Luxembourg) Management SARL is a Luxembourg company, incorporated on April 5, 1990 (and purchased by T. Rowe Price Group on May 23, 2003). The Company acts as the sponsor of certain Luxembourg FCPs, and is charged with the administration and management of the funds. The Company outsources all functions associated with such administration and management.

Directors of T. Rowe Price Group

Listed below are the directors and executive officers of T. Rowe Price Group who have other substantial businesses, professions, vocations, or employment aside from their association with Price Associates:

James T. Brady, Director of T. Rowe Price Group. Mr. Brady is the Mid-Atlantic Managing Director of Ballantrae International, Ltd., a management consulting firm. He currently serves on the Board of Directors of Nexcen Brands, Inc., an owner, manager, and developer of intellectual property; Constellation Energy Group, a diversified energy company; and McCormick & Company, Inc., a manufacturer, marketer, and distributor of spices and seasonings. Mr. Brady’s address is 5625 Broadmoor Terrace, Ijamsville, Maryland 21754.

J. Alfred Broaddus, Jr., Director of T. Rowe Price Group. Mr. Broaddus is a former president of the Federal Reserve Bank of Richmond and is a member of the American Economic Association and the National Association of Business Economists. He also serves on the board of directors of Owens & Minor, Inc., a medical/surgical supplies distributor; Albemarle Corporation, a specialty chemicals producer; and Markel Corporation, a specialty insurer. Mr. Broaddus’ address is 4114 Hanover Avenue, Richmond, Virginia 23221.

Donald B. Hebb, Jr., Director of T. Rowe Price Group. Mr. Hebb is the chairman of, and from 1990-2007 was the managing general partner of, ABS Capital Partners. Mr. Hebb’s address is 400 E. Pratt Street, Suite 910, Baltimore, Maryland 21202.

Robert MacLellan, Director of T. Rowe Price Group. Mr. MacLellan is non-executive chairman of Northleaf Capital Partners. Mr. MacLellan’s address is 79 Wellington Street West, Toronto, ON M5K 1N9. He also serves on the boards of directors of Ace Aviation Holdings Inc. and Maple Leaf Sports Entertainment.

Dr. Alfred Sommer, Director of T. Rowe Price Group. Dr. Sommer served as dean of the Johns Hopkins Bloomberg School of Public Health from 1990 to 2005. He continues to serve as Dean Emeritus and professor of ophthalmology, epidemiology, and international health at this institution; Director of BD, Inc., a medical technology company; Chairman of the Micronutrient Forum; Director of the Lasker Foundation; and senior medical advisor for Helen Keller International. Dr. Sommer’s address is 615 N. Wolfe Street, Room E6527, Baltimore, Maryland 21205.

Dwight S. Taylor, Director of T. Rowe Price Group. From 1998-2009, Mr. Taylor was president of COPT Development and Construction, LLC, a commercial real estate developer that is a subsidiary of Corporate Office Properties Trust. He is a director of MICROS Systems, Inc., a provider of information technology for the hospitality and retail industry. Mr. Taylor is a founding member of Associated Black Charities of Maryland and currently serves on the Board of Trustees of the Baltimore Polytechnic Institute Foundation, Capitol College, and Lincoln University. Mr. Taylor’s address is 22 Stone Gate Court, Pikesville, Maryland 21208.

Anne Marie Whittemore, Director of T. Rowe Price Group. Ms. Whittemore is a partner of the law firm of McGuireWoods, L.L.P. and a Director of Owens & Minor, Inc. and Albemarle Corporation. Ms. Whittemore’s address is One James Center, Richmond, Virginia 23219.

The following are directors or executive officers of T. Rowe Price Group and/or the investment managers to the Price Funds (Price Associates, Price Hong Kong, Price International, and Price Singapore):

Name	Company Name	Position Held With Company
Christopher D. Alderson	T. Rowe Price Group, Inc.	Vice President

	T. Rowe Price Hong Kong Limited	Director Vice President Company’s Representative

	T. Rowe Price International Ltd	Director President – International Equity

	T. Rowe Price (Luxembourg) Management SARL	Director

	T. Rowe Price Singapore Private Ltd.	Director Vice President

Edward C. Bernard	T. Rowe Price Advisory Services, Inc.	Director President

	T. Rowe Price Associates, Inc.	Director Vice President

	T. Rowe Price (Canada), Inc.	Director President

	T. Rowe Price Group, Inc.	Vice Chairman of the Board Director Vice President

	T. Rowe Price Insurance Agency, Inc.	Director President

	T. Rowe Price International Ltd	Chief Executive Officer Chairman of the Board Director

	T. Rowe Price Investment Services, Inc.	Chairman of the Board Director President

	T. Rowe Price (Luxembourg) Management SARL	Director

	T. Rowe Price Retirement Plan Services, Inc.	Chairman of the Board Director

	T. Rowe Price Savings Bank	Chairman of the Board Director

	T. Rowe Price Services, Inc.	Chairman of the Board Director

	T. Rowe Price Trust Company	Chairman of the Board Chief Executive Officer Director President

Jeremy M. Fisher	T. Rowe Price Group, Inc.	Vice President

	T. Rowe Price Hong Kong Limited	Chief Compliance Officer Vice President

	T. Rowe Price International Ltd	Chief Compliance Officer Vice President

	T. Rowe Price Singapore Private Ltd.	Chief Compliance Officer Vice President

John R. Gilner	T. Rowe Price Advisory Services, Inc.	Chief Compliance Officer

	T. Rowe Price Associates, Inc.	Chief Compliance Officer Vice President

	T. Rowe Price (Canada), Inc.	Chief Compliance Officer Vice President

	T. Rowe Price Group, Inc.	Vice President

	T. Rowe Price Investment Services, Inc.	Vice President

Ian D. Kelson	T. Rowe Price Associates, Inc.	Vice President

	T. Rowe Price Group, Inc.	Vice President

	T. Rowe Price International Ltd	Director President – International Fixed Income

James A.C. Kennedy	T. Rowe Price Associates, Inc.	Director President

	T. Rowe Price Group, Inc.	Chief Executive Officer Director President

	T. Rowe Price International Ltd	Vice President

Kenneth V. Moreland	T. Rowe Price Associates, Inc.	Chief Financial Officer

	TRP Colorado Springs, LLC	President

	T. Rowe Price Group, Inc.	Chief Financial Officer Vice President Treasurer

	TRP Office Florida, LLC	President

	TRP Suburban, Inc.	Director President

	TRP Suburban Second, Inc.	Director President

Brian C. Rogers	T. Rowe Price Associates, Inc.	Chief Investment Officer Director Vice President

	T. Rowe Price Group, Inc.	Chairman of the Board Chief Investment Officer Director Vice President

	T. Rowe Price Trust Company	Vice President

R. Todd Ruppert	T. Rowe Price Associates, Inc.	Vice President

	T. Rowe Price (Canada), Inc.	Vice President

	T. Rowe Price Group, Inc.	Vice President

	T. Rowe International Ltd	Director President – International Investment Services

	T. Rowe Price Investment Services, Inc.	Vice President

	T. Rowe Price (Luxembourg) Management SARL	Director

	T. Rowe Price Retirement Plan Services, Inc.	Vice President

	T. Rowe Price Trust Company	Vice President

	TRPH Corporation	Director President

William W. Strickland, Jr.	T. Rowe Price Associates, Inc.	Vice President

	T. Rowe Price Group, Inc.	Chief Technology Officer Vice President

William J. Stromberg	T. Rowe Price Associates, Inc.	Director Vice President

	T. Rowe Price (Canada), Inc.	Vice President

	T. Rowe Price Group, Inc.	Vice President

	T. Rowe Price Hong Kong Limited	Vice President

	T. Rowe Price International Ltd	Vice President

	T. Rowe Price Singapore Private Ltd.	Vice President

	T. Rowe Price Trust Company	Vice President

Christine To	T. Rowe Price Group, Inc.	Vice President

	T. Rowe Price Hong Kong Limited	Director Vice President Responsible Officer

Keswaral Visuvalingam	T. Rowe Price Group, Inc.	Vice President

	T. Rowe Price Hong Kong Limited	Director Vice President

	T. Rowe Price Singapore Private Ltd.	Chief Executive Officer Director Vice President

Certain directors and officers of Group and Price Associates are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

See also “Management of the Funds,” in Registrant’s Statement of Additional Information.

THE BOSTON COMPANY ASSET MANAGEMENT, LLC (“THE BOSTON COMPANY”)

Officers & Directors AS OF 02/01/2012

The principal business address of The Boston Company is 1 Boston Place, Boston, MA 02108-4402. The Boston Company is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Bart Grenier	The Boston Company Asset Management, LLC	Chairman, CEO & CIO/ Manager

David Cameron	The Boston Company Asset Management, LLC	Manager

Charles P. Dolan	The Boston Company Asset Management, LLC	Manager

	Mellon Capital Management Corp.	Director

	Standish Mellon Asset Management Company LLC	Manager

Edward Ladd	The Boston Company Asset Management, LLC	Manager

	Standish Mellon Asset Management Company LLC	Manager

	BNY Alcentra Group Holdings, Inc.	Director

	Pareto Investment Management Limited	Director

WADDELL & REED INVESTMENT MANAGEMENT COMPANY (“WRIMCO”)

Waddell & Reed Investment Management Company (“WRIMCO”) is an indirect subsidiary of Waddell & Reed Financial, Inc., a publicly held company. The address of these companies is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 62201-9217. WRIMCO and/or its predecessor have served as investment manager to each of the registered investment companies in the Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios and Waddell & Reed InvestEd Portfolios since each company’s inception.

WRIMCO Directors and Officers

HENRY J. HERRMANN

President and CEO (since 1993), Director (since 1991), and Chairman of the Board (since 2005)

Hire Year 1971

Education: New York University – BS 1966 Chartered Financial Analyst

MIKE L. AVERY

Executive Vice President and Executive Vice President (since 2005) and Director (since 2007)

Hire Year 1981

Education: University of Missouri – BS, Saint Louis University - MBA 1981

PHILIP J. SANDERS

Senior Vice President (since 2000) and Chief Investment Officer (since 2010)

Hire Year: 1998

Education: University of Michigan - BA 1980, University of North Carolina at Charlotte - MBA 1986, Chartered Financial Analyst

JOHN E. SUNDEEN, JR.

Director (since 2001), Executive Vice President and Chief Administrative Officer (since 2004)

Hire Year 1983

Education: University of Kansas – BS 1983, University of Missouri/Kansas City - MBA, 1986 Chartered Financial Analyst

GILBERT C. SCOTT

Senior Vice President and Portfolio Manager (since 2003)

Hire Year 1997

Education: University of Massachusetts- BBA 1989, University of Texas- MBA 1995, Chartered Financial Analyst

BRENT K. BLOSS

Treasurer (since 2004)

Hire Year 2002

Education: Southwest Missouri State University-B.S. in Accounting 1991, C.P.A.

LAWRENCE J. CIPOLLA

Chief Operations Officer and Senior Vice President (since 2004)

Hire Year 1995

Education: University of Missouri at Warrensburg, University of Missouri at Kansas City, University of Wisconsin Graduate School of Banking

DANIEL P. CONNEALY

Chief Financial Officer and Senior Vice President (since 2004) and Director (since 2005)

Hire Year 2004

Education: Rockhurst University (1968) - BSBA in Accounting, C.P.A.

WENDY J. HILLS

Associate General Counsel (since 2000), Secretary (since 2004), and Senior Vice President (since 2007)

Hire Year 1998

Education: University of Kansas - BA, 1993, University of Kansas - School of Law 1997

KRISTEN A. RICHARDS

Associate General Counsel (since 2000), Chief Compliance Officer (since 2001), and Senior Vice President (since 2007)

Hire Year 1995

Education: University of Kansas - BA, 1991, University of Kansas - School of Law – JD, 1994.

DANIEL C. SCHULTE

Senior Vice President and General Counsel (since 2000)

Hire Year 1998

Education: Bethel College - BS, 1988 University of Kansas - School of Law – JD, 1992

WELLINGTON MANAGEMENT COMPANY, LLP (“WELLINGTON MANAGEMENT”)

The principal business address of Wellington Management Company, LLP is 280 Congress Street, Boston, Massachusetts 02210. Wellington Management Company, LLP is an investment adviser registered under the Investment Advisers Act of 1940. During the last two fiscal years, no partner of Wellington Management Company, LLP, the Fund’s investment sub-adviser, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management.

The following persons are principal executive officers of Wellington Management:

Name	Title

Charles S. Argyle	Managing Director, Partner, and Executive Committee Member

Louis Chabrier	Senior Vice President, Partner, and Executive Committee Member

Cynthia M. Clarke	Senior Vice President, Partner, and Chief Legal Officer

Wendy M. Cromwell	Senior Vice President, Partner, and Executive Committee Member

Ray E. Helfer	Managing Director, Partner, and Executive Committee Member

Saul J. Pannell	Senior Vice President, Partner, and Executive Committee Member

Phillip H. Perelmuter	Senior Vice President, Managing Partner, and Executive Committee Member

Brendan J. Swords	Senior Vice President, Managing Partner, and Executive Committee Member

Edward J. Steinborn	Senior Vice President, Partner, and Chief Financial Officer

Robert J. Toner	Vice President and Chief Compliance Officer

Perry M. Traquina	President, Chief Executive Officer, Managing Partner, and Executive Committee Member

Vera M. Trojan	Senior Vice President, Partner, and Executive Committee Member

WESTERN ASSET MANAGEMENT COMPANY (“WESTERN ASSET”)

Western Asset Management Company:

Western Asset Management Company (“Western”) is located at 385 East Colorado Boulevard, Pasadena, California 91101, and the sole business activity of Western is to serve as an investment adviser. Western is registered under the Investment Advisers Act of 1940, as amended. Information as to the directors and officers of Western for the past two fiscal years is as follows:

Name and Position with Adviser	Other Company	Position with Other Company
Jeffrey A. Nattans Director

3040692 Nova Scotia Company;

Barrett Associates, Inc.;

Bartlett & Co.;

Legg Mason Capital Management, Inc.;

Legg Mason Real Estate Capital, Inc.;

PCM Holdings I, Inc.;

PCM Holdings II, LLC;

Western Asset Management Company Limited;

Western Asset Management Company Ltd.;

Western Asset Management Company Pty Ltd;

Western Asset Management (UK) Holdings Limited;

Western Asset Management Company Pte, Ltd.

Director

Legg Mason International Holdings, LLC;

Clearbridge Advisors, LLC;

ClearBridge Asset Management Inc.;

Global Currents Investment Management, LLC;

Legg Mason Investment Counsel, LLC;

Royce & Associates, LLC

Manager

	Legg Mason, Inc.	Executive Vice President

	Legg Mason International Holdings, LLC	Vice President and Manager

James W. Hirschmann III Chief Executive Officer and Director	Western Asset Management Company Limited	Director

Ronald Dewhurst Director

Legg Mason Asset Management Australia;

Legg Mason Asset Management Japan;

Legg Mason Holdings Limited;

Western Asset Management Company Ltd.;

Western Asset Management Company Pty Ltd;

Western Asset Management Company Pte, Ltd.;

Western Asset Management (UK) Holdings Limited

Director

WESTERN ASSET MANAGEMENT COMPANY LIMITED (“Western Asset Limited”)

Western Asset Management Company Limited:

The sole business activity of Western Asset Management Company Limited (“WAMCL”) is to serve as an investment adviser. WAMCL is located at 10 Exchange Square, Primrose Street, London, EC 2A2EN, United Kingdom and is registered under the Investment Advisers Act of 1940, as amended. Information as to the directors and officers of WAMCL is as follows:

Name and Position with Adviser	Other Company	Position with Other Company
Ronald Dewhurst Director

Legg Mason Asset Management Australia;

Legg Mason Asset Management Japan;

Legg Mason Holdings Limited;

Western Asset Management Company Ltd.;

Western Asset Management Company Pty Ltd;

Western Asset Management Company Pte, Ltd.;

Western Asset Management (UK) Holdings Limited

Director

	LM Poland I; LM Poland II	Member Supervisory Board

Tom Lemke Director	Barrett Associates, Inc.; Legg Mason Capital Management, Inc.	Director

	Legg Mason, Inc.	Senior Vice President and General Counsel
	Royce Associates, LLC	Manager

James W. Hirschmann III Chief Executive Officer and Director	Western Asset Management Company Limited	Director

Michael B. Zelouf Director	Western Asset Management Company Ltd.; Western Asset Management Company Pty Ltd.; Western Management Company Pte. Ltd.	Director

Charles A. (Tony) Ruys De Perez Director	Western Asset Management Company	General Counsel, Head of Legal & Compliance and Secretary

Addresses:

3040692 Nova Scotia Company (“NS”)

44 Chipman Hill, 10th Floor

St. John, New Brunswick E2L 4S6

Canada

The Baltimore Company (“The Baltimore Co”)

100 International Drive

Baltimore, MD 21202

Barrett Associates, Inc. (“Barrett”)

565 Fifth Avenue

New York, NY 10017

Bartlett & Co. (“Bartlett”)

36 East Fourth Street

Cincinnati, OH 45202

Batterymarch Financial Management, Inc. (“Batterymarch”)

200 Clarendon Street

Boston, MA 02116

Batterymarch GP, LLC

200 Clarendon Street

Boston, MA 02116

BMML, Inc. (“BMML”)

100 International Drive

Baltimore, MD 21202

Brandywine Global Investment Management, LLC (“Brandywine”)

2929 Arch Street, 8th Floor

Philadelphia, PA 19104

Brandywine Global Investment Management (“BGIM”)

Level 9, Leaf B, Tower 42

25 Old Broad Street

London, England EC2N 1HQ

Brandywine Global Investment Management (Asia) Pte Ltd. (“Brandywine Singapore”)

36 Robinson House, #18

City House

Singapore

BRE Group, Inc. (“BRE”)

36 East Fourth Street

Cincinnati, OH 45202

Citi Fund Management Inc. (“Citi Funds”)

100 First Stamford Place

Stamford, CT 06902-6729

Clearbridge Advisors, LLC (“Clear Adv”)

620 Eight Avenue

New York, NY 10018

Clearbridge Asset Management, Inc. (“Clear Asset”)

620 Eight Avenue

New York, NY 10018

Fairfield Group, Inc. (“FG”)

200 Gibraltor Road

Horsham, PA 19044

Gray Seifert & Co (“GS”)

100 International Drive

Baltimore, MD 21202

Global Currents Investment Management, LLC (“GCIM”)

100 International Drive

Baltimore, MD 21202

Legg Mason Capital Management, Inc. (“LMCM”)

100 International Drive

Baltimore, MD 21202

Legg Mason Canada Holdings Ltd. (“LM Canada Hldg”)

44 Chipman Hill, 10th Floor

St. John, New Brunswick E2L 4S6

Canada

Legg Mason Charitable Foundation, Inc. (“LMCF”)

100 International Drive

Baltimore, MD 21202

Legg Mason Fund Adviser, Inc. (“LMFA”)

100 International Drive

Baltimore, MD 21202

Legg Mason Funding, Corp. (“LMFC”)

100 International Drive

Baltimore, MD 21202

Legg Mason Global Asset Allocation, LLC (“LMGAA”)

620 8th Ave.

New York, NY 10018

Legg Mason, Inc.

100 International Drive

Baltimore, MD 21202

Legg Mason & Co. LLC (“LeggCo”)

100 International Drive

Baltimore, MD 21202

Legg Mason International Holdings, LLC (“LMIH”)

100 International Drive

Baltimore, MD 21202

Legg Mason International Holdings II, LLC (“LMIH II”)

100 International Drive

Baltimore, MD 21202

Legg Mason International Holdings (Chile), LLC (“LMIH Chile”)

El Regidor N° 66

Piso 10

Las Condes, Santiago

Chile

Legg Mason Investment Counsel, LLC (“LMIC”)

100 International Drive

Baltimore, MD 21202

Legg Mason Investor Services, LLC “(LMIS”)

100 International Drive

Baltimore, MD 21202

Legg Mason Marketing Co, LLC (“LM Marketing”)

100 International Drive

Baltimore, MD 21202

Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

399 Park Ave.

New York, NY 10022

Legg Mason Political Action Committee (“LMPAC”)

100 International Drive

Baltimore, MD 21202

Legg Mason Properties, Inc. (“LM Properties”)

5955 Carnegie Boulevard

Suite 200

Charlotte, NC 28209

Legg Mason Real Estate Capital, Inc. (“LMREC”)

10880 Wilshire Blvd., Suite 1750

Los Angeles, CA 90024

Legg Mason Real Estate Capital, Inc. II (“LMREC II”)

10880 Wilshire Blvd., Suite 1750

Los Angeles, CA 90024

Legg Mason Real Estate Investors, Inc. (“LMREI”)

100 International Drive

Baltimore, MD 21202

Legg Mason Commercial Real Estate Services, Inc. (“LMCRES”)

100 International Drive

Baltimore, MD 21203

Legg Mason Real Estate Securities Advisors, Inc. (“LMRESA”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Capital, Inc. (“LMRC”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Group, Inc. (“LMRG”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Partners, Inc. (“LMRP”)

100 International Drive

Baltimore, MD 21202

Legg Mason Technology Services, Inc. (“LMTS”)

100 International Drive

Baltimore, MD 21202

Legg Mason Tower, Inc. (“LM Tower”)

100 International Drive

Baltimore, MD 21202

Legg Mason Investment Counsel & Trust Company, N.A. (“LMIC”)

100 International Drive

Baltimore, MD 21202

LM BAM, Inc. (“LM BAM”)

46 Public Square, Suite 700

Wilkes Barre, PA 18701

LM Capital Company (“LMCC”)

100 International Drive

Baltimore, MD 21202

LM Capital Support I (“LMCS I”)

100 International Drive

Baltimore, MD 21202

LM Capital Support II (“LMCS II”)

100 International Drive

Baltimore, MD 21202

LM Capital Support III (“LMCS III”)

100 International Drive

Baltimore, MD 21202

LM Capital Support IV (“LMCS IV”)

100 International Drive

Baltimore, MD 21202

LM Capital Support V (“LMCS V”)

100 International Drive

Baltimore, MD 21202

LM Holdings, Limited (“LM Holdings”)

155 Bishopsgate

London EC2M 3TY

England

LMRC II, Inc. (“LMRC II”)

100 International Drive

Baltimore, MD 21202

LMRC Properties, Inc. (“LMRC Properties”)

100 International Drive

Baltimore, MD 21202

LMM LLC (“LMM”)

100 International Drive

Baltimore, MD 21202

LMRES Holdings (“LMRES Hldgs”)

100 International Drive

Baltimore, MD 21202

PCM Holdings I, Inc. (“PCM I”)

8889 Pelican Bay Boulevard, Suite 500

Naples, FL 34108-7512

PCM Holdings II, LLC (“PCM II”)

8889 Pelican Bay Boulevard, Suite 500

Naples, FL 34108-7512

Permal Asset Management, Inc. (“Permal”)

900 Third Ave. 28th Floor

New York, NY 10022

Royce & Associates, LLC (“Royce”)

1414 Avenue of the Americas

New York, NY 10019

Smith Barney Fund Management (“SBFM”)

300 First Stamford Place

Stamford, CT 06902

Western Asset Management Company (“WAM”)

385 East Colorado Boulevard

Pasadena, CA 91101

Western Asset Management Company Limited (“WAMCL”)

10 Exchange Square

Primrose Street

London EC2A 2EN

England

Western Asset Management Company Ltd (“WAM Tokyo”)

Ote Center Building

1-1-3 Otemachi Chiyoda-ku

Tokyo 100-0004

Japan

Western Asset Management Company Pty Ltd (“WAM Australia”)

Level 13

120 Collins Street

GPO Box 507

Melbourne Victoria 3000

Australia

Western Asset Management (UK) Holdings Limited (“WAMCO Hldgs Ltd”)

10 Exchange Square

Primrose Street

London EC2A 2EN

England

Western Asset Management Company Pte, Ltd (“WAM Singapore”)

1 George Street, #23-01

Singapore 049145

Item 32:	Principal Underwriters

(a)     MML Distributors, LLC, whose principal office is 1295 State Street, Springfield, Massachusetts 01111-0001, is the Trust’s principal underwriter. MML Distributors, LLC also serves as principal underwriter to MassMutual Premier Funds, MML Series Investment Fund and MML Series Investment Fund II.

(b)     The following are the names and positions of the officers and directors of MML Distributors, LLC:

Elaine A. Sarsynski, Chief Executive Officer, President and Springfield OSJ Supervisor (since 7/21/2009), MML Distributors, LLC; RS Supervisor (since 1/21/2009), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; Chairman and Chief Executive Officer, MassMutual International LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and Executive Vice President (Retirement Services), MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Michael Fanning, Member Representative (MassMutual and MassMutual Holding LLC (since 7/15/2009)) and Insurance Operations Supervisor (since 6/29/10), MML Distributors, LLC; Chairman of the Board and Chief Executive Officer (since 12/3/2008), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and Executive Vice President and Head of U.S. Insurance Group, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Robert S. Rosenthal, Vice President (since 10/15/2004), Chief Legal Officer (since 10/26/2006) and Secretary (since 10/26/2006), MML Distributors, LLC; Chief Legal Officer, Vice President, Associate General Counsel and Secretary (since 12/4/2006), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; Chief Legal Officer and Secretary (since 3/7/2005), MMLISI Financial Alliances, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and Vice President and Associate General Counsel, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Susan Scanlon, Vice President (since 9/29/2009), MML Distributors, LLC; Deputy Chief Compliance Officer (since 2/29/2012), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; Chief Compliance Officer (since 4/11/2012), MMLISI Financial Alliances, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and Vice President, USIG Compliance, MassMutual, 100 Bright Meadow Boulevard, Enfield, Connecticut 06082-1981.

Eric H. Wietsma, Vice President (since 12/9/2009), Retirement Services Supervisor (since 12/5/2006) and Fund Product Distribution Officer (since 12/21/2007), MML Distributors, LLC; and Senior Vice President (Retirement Services), MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Richard Zayicek, Vice President (since 04/27/11) and National Sales Supervisor (since 12/14/2010), MML Distributors, LLC, 200 Cape Cod Way, Mooresville, NC 28117; National Sales Supervisor (since 12/14/2010), MML Investors Services, LLC, 200 Cape Cod Way, Mooresville, NC 28117; and Sales Manager, USIG-National Sales, MassMutual, 200 Cape Cod Way, Mooresville, NC 28117.

Edward K. Duch, III, Assistant Secretary (since 10/15/2004), MML Distributors, LLC; Assistant Secretary (since 3/8/2004), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; Assistant Secretary (since 3/8/2008), MMLISI Financial Alliances, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and Assistant Vice President and Counsel, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Jennifer L. Dupuis-Krause, Assistant Secretary (since 4/21/2008), MML Distributors, LLC; Assistant Secretary (since 5/15/2008), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; Assistant Secretary (since 4/22/2008), MMLISI Financial Alliances, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and Legal Specialist-Law, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Christine Peaslee, Assistant Secretary (since 5/15/2008), MML Distributors, LLC; Assistant Secretary (since 5/15/2008), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; Assistant Secretary (since 7/14/2009), MMLISI Financial Alliances, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and Vice President, Corporate Secretary and Associate General Counsel, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

William F. Monroe, Jr., Chief Financial Officer and Treasurer (since 4/11/2012), MML Distributors, LLC; Chief Financial Officer and Treasurer (since 4/11/2012), Chief Operating Officer and Registered Options Principal (since 1/30/2009), and Vice President (since 12/4/2006), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and President (since 5/23/2012), and Financial Operations Principal and Treasurer (since 4/11/2012), MMLISI Financial Alliances, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001.

Bruce C. Frisbie, Assistant Treasurer (since 5/9/2005), MML Distributors, LLC; Assistant Treasurer (since 11/29/2004), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; Assistant Treasurer (since 4/22/2008), MMLISI Financial Alliances, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and Assistant Vice President and Associate Treasurer, MassMutual, 100 Bright Meadow Boulevard, Enfield, Connecticut 06082-1981.

Kevin LaComb, Assistant Treasurer (since 5/6/2003), MML Distributors, LLC; Assistant Treasurer (since 11/28/2001), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and Assistant Vice President, Corporate Tax, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Donna Watson, Cash and Trading Supervisor (since 5/20/2006) and Assistant Treasurer (since 5/20/2006), MML Distributors, LLC; and Director-RS Fund Operations, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Barbara Upton, Chief Compliance Officer (since 8/19/2009) and Assistant Vice President (since 3/26/2009), MML Distributors, LLC; and Assistant Vice President (Retirement Services-Compliance), MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Kathy Rogers, Continuing Education Officer (since 2/27/2006), MML Distributors, LLC; and Continuing Education Officer (since 3/14/2006), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001.

Stephen Alibozek, Entity Contracting Officer (since 10/21/2008), MML Distributors, LLC; and Director-USIG Sales and Distribution, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Mario Morton, Registration Manager (since 7/2/2012), MML Distributors, LLC; and Assistant Vice President, USIG-Sales and Distribution, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Domenic Luppino, Chief Technology Officer (since 4/27/2011), MML Distributors, LLC; Chief Technology Officer (since 4/18/11), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and Vice President, USIG-Business and Technology Solutions, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

H. Bradford Hoffman, Chief Risk Officer (since 11/7/2011), MML Distributors, LLC; 1295 State Street, Springfield, Massachusetts 01111-0001; and Corporate Vice President, Enterprise Risk Management, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Melissa Millan, USIG Product/Sales Supervisor (since 10/21/2008), MML Distributors, LLC; Director (since 5/3/2007) and Variable Life Supervisor (since 8/4/2010), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and Senior Vice President, USIG, MassMutual, 100 Bright Meadow Boulevard, Enfield, Connecticut 06082-1981.

Dana Tatro, Variable Annuity Product Distribution Officer and Variable Annuity Supervisor (since 2/29/2012), MML Distributors, LLC; Variable Annuity Product Distribution Officer and Variable Annuity Supervisor (since 2/29/2012), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and Vice President, USIG-Annuity Products, MassMutual, 100 Bright Meadow Boulevard, Enfield, Connecticut 06082-1981.

Craig Waddington, Variable Life Product Distribution Officer (since 2/29/2012), MML Distributors, LLC; Variable Life Product Distribution Officer (since 2/29/2012), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and Vice President and Actuary, USIG-Protection Product Management, MassMutual, 100 Bright Meadow Boulevard, Enfield, Connecticut 06082-1981.

Douglas Endorf, Executive Benefits Product Distribution Officer (since 2/29/2012) MML Distributors, LLC; Executive Benefits Supervisor (since 8/4/2010) and Executive Benefits Product Distribution Officer (since 2/29/2012), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and Vice President, USIG-Protection Product Management, MassMutual, 100 Bright Meadow Boulevard, Enfield, Connecticut 06082-1981.

Michele White, Enfield OSJ Supervisor (since 11/10/2009), MML Distributors, LLC; Insurance Operations Supervisor (since 8/4/2010), MML Investors Services, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; and Vice President, USIG-Service and Operations, MassMutual, 100 Bright Meadow Boulevard, Enfield, Connecticut 06082-1981.

The business address for the officers and directors of MML Distributors, LLC is 1295 State Street, Springfield, Massachusetts 01111-0001.

(c) Not Applicable.

Item 33:	Location of Accounts and Records

Each account, book or other document required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained as follows:

(Declaration of Trust and Bylaws)

MassMutual Select Funds

1295 State Street

Springfield, Massachusetts 01111-0001

(With respect to its services as investment adviser)

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111-0001

(With respect to its services as subadviser)

Barrow, Hanley, Mewhinney & Strauss, LLC

JPMorgan Chase Tower

2200 Ross Avenue

31st Floor

Dallas, Texas 75201

(With respect to its services as subadviser)

BlackRock Investment Management, LLC

1 University Square

Princeton, New Jersey 08540

(With respect to its services as subadviser)

Brandywine Global Investment Management, LLC

2929 Arch Street, 8th Floor

Philadelphia, Pennsylvania 19104

(With respect to its services as subadviser)

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

(With respect to its services as subadviser)

Delaware Management Company

2005 Market Street

Philadelphia, Pennsylvania 19103

(With respect to its services as subadviser)

Eagle Asset Management, Inc.

880 Carillon Parkway

St. Petersburg, Florida 33716

(With respect to its services as subadviser)

EARNEST Partners, LLC

1180 Peachtree Street, Suite 2300

Atlanta, Georgia 30309

(With respect to its services as subadviser)

Federated Clover Investment Advisors

400 Meridian Centre

Suite 200

Rochester, New York 14618

(With respect to its services as subadviser)

Frontier Capital Management Company, LLC

99 Summer Street

Boston, Massachusetts 02110

(With respect to its services as subadviser)

Harris Associates L.P.

2 North LaSalle Street

Chicago, Illinois 60602

(With respect to its services as subadviser)

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

(With respect to its services as subadviser)

Loomis, Sayles & Company, L.P.

One Financial Center

Boston, Massachusetts 02111

(With respect to its services as subadviser)

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(With respect to its services as subadviser)

NFJ Investment Group LLC

2100 Ross Avenue

Suite 700

Dallas, Texas 75201

(With respect to its services as subadviser)

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, Illinois 60603

(With respect to its services as subadviser)

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

(With respect to its services as subadviser)

Sands Capital Management, LLC

1101 Wilson Boulevard, Suite 2300

Arlington, Virginia 22209

(With respect to its services as subadviser)

Systematic Financial Management, L.P.

300 Frank W. Burr Boulevard

Glenpointe East, 7th Floor

Teaneck, New Jersey 07666

(With respect to its services as subadviser)

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, Maryland 21202

(With respect to its services as subadviser)

The Boston Company Asset Management, LLC

BNY Mellon Center

201 Washington Street

Boston, Massachusetts 02108

(With respect to its services as subadviser)

Waddell & Reed Investment Management Company

6300 Lamar Avenue

Overland Park, Kansas 66202

(With respect to its services as subadviser)

Wellington Management Company, LLP

280 Congress Street

Boston, Massachusetts 02210

(With respect to its services as subadviser)

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, California 91101

(With respect to its services as subadviser)

Western Asset Management Company Limited

10 Exchange Square

Primrose Street

London, EC 2A2EN, United Kingdom

(With respect to its services as Distributor)

MML Distributors, LLC

1295 State Street

Springfield, Massachusetts 01111-0001

and, c/o State Street Bank and Trust Company

200 Clarendon Street

Boston, Massachusetts 02116

(With respect to its services as Sub-Administrator, Transfer Agent, and Custodian)

State Street Bank and Trust Company

200 Clarendon Street

Boston, Massachusetts 02116

(With respect to its services as Custodian)

Brown Brothers Harriman & Co.

40 Water Street

Boston, Massachussetts 02109

(With respect to their services as counsel)

Ropes & Gray LLP

The Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

Item 34:	Management Services

Not Applicable.

Item 35:	Undertakings

(a) The Registrant hereby undertakes to call a meeting of shareholders for the purposes of voting upon the question of removal of a trustee or trustees, and to assist in communications with other shareholders as required by Section 16(c) of the Securities Act of 1933, as amended, but only where it is requested to do so by the holders of at least 10% of the Registrant’s outstanding voting securities.

(b) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant’s latest annual report to shareholders, upon request and without charge.

(c) The assets of the offshore fund will be maintained at all times in accordance with the requirements of Section 17(f) of the Investment Company Act, except to the extent that doing so is not possible or reasonably practicable in light of the fact that the offshore fund is not an investment company registered with the Commission under the Investment Company Act.

(d) The Fund will maintain duplicate copies of the offshore fund’s books and records within the United States for use by its service providers, and the Commission and its staff will have access to the books and records consistent with the requirement of Section 31 of the Investment Company Act and the rules thereunder.

(e) The offshore fund will designate CT Corporation as its agent in the United States for service of process in any suit, action or proceeding before the Commission or any appropriate court, and the offshore fund will consent to the jurisdiction of the U.S. courts and the Commission over it.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and the Registrant has duly caused this Post-Effective Amendment No. 70 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Springfield and the Commonwealth of Massachusetts as of the 25th day of July, 2012.

MASSMUTUAL SELECT FUNDS

By:	/s/ ERIC WIETSMA
Eric Wietsma President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 70 to the Registration Statement has been signed by the following persons in the capacities as indicated as of the 25th day of July, 2012.

Signature	Title

/s/ ERIC WIETSMA Eric Wietsma	President and Chief Executive Officer

/s/ NICHOLAS H. PALMERINO Nicholas H. Palmerino	Chief Financial Officer and Treasurer

* Richard H. Ayers	Chairman and Trustee

* Allan W. Blair	Trustee

* Nabil N. El-Hage	Trustee

* Maria D. Furman	Trustee

* R. Alan Hunter, Jr.	Trustee

* Robert E. Joyal	Trustee

* F. William Marshall, Jr.	Trustee

* C. Ann Merrifield	Trustee

* Elaine A. Sarsynski	Trustee

* Susan B. Sweeney	Trustee

*By:	/s/ ANDREW M. GOLDBERG
Andrew M. Goldberg Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit No.	Title of Exhibit

D(2)	Amendment to Investment Management Agreement for the MassMutual Select PIMCO Total Return Fund

D(5)	Amendment to Investment Management Agreement for the MassMutual Select BlackRock Global Allocation Fund

D(7)	Amendment to Investment Management Agreement for the MassMutual Select Diversified Value Fund

D(15)	Amendment to Investment Management Agreement for the MassMutual Select Growth Opportunities Fund

D(17)	Amendment to Investment Management Agreement for the MassMutual Select Mid-Cap Value Fund

D(19)	Amendment to Investment Management Agreement for the MassMutual Select Small Cap Value Equity Fund

D(21)	Amendment to Investment Management Agreement for the MassMutual Select Small Company Value Fund

D(22)	Investment Management Agreement for the MM S&P® Mid Cap Index Fund

D(23)	Investment Management Agreement for the MM Russell 2000® Small Cap Index Fund

D(26)	Amendment to Investment Management Agreement for the MassMutual Select Small Cap Growth Equity Fund

D(28)	Amendment to Investment Management Agreement for the MassMutual Select Small Company Growth Fund

D(30)	Amendment to Investment Management Agreement for the MassMutual Select Diversified International Fund

D(31)	Investment Management Agreement for the MM MSCI EAFE® International Index Fund

D(48)	Investment Subadvisory Agreement for the MassMutual Select Strategic Bond Fund

D(49)	Investment Subadvisory Agreement for the MassMutual Select Strategic Bond Fund

D(53)	Investment Subadvisory Agreement for the MassMutual Select Diversified Value Fund

D(54)	Investment Subadvisory Agreement for the MassMutual Select Diversified Value Fund

D(65)	Investment Subadvisory Agreement for the MassMutual Select Mid-Cap Value Fund

D(66)	Investment Subadvisory Agreement for the MassMutual Select Mid-Cap Value Fund

D(67)	Investment Subadvisory Agreement for the MassMutual Select Small Cap Value Equity Fund

D(71)	Investment Subadvisory Agreement for the MassMutual Select Small Company Value Fund

D(73)	Investment Subadvisory Agreement for the MM S&P Mid Cap Index Fund

D(74)	Investment Subadvisory Agreement for the MM Russell 2000 Small Cap Index Fund

D(77)	Investment Subadvisory Agreement for the MassMutual Select Mid Cap Growth Equity II Fund

D(80)	Investment Subadvisory Agreement for the MassMutual Select Small Company Growth Fund

D(84)	Investment Subadvisory Agreement for the MM MSCI EAFE International Index Fund

E(2)	Schedule A to the Principal Underwriter Agreement

G(3)	Appendix A to the Custodian Agreement

H(3)	Appendix A to the Transfer Agency Agreement

H(11)	Appendix A to the Sub-Administration Agreement

H(15)	Expense Limitation Agreement with respect to the MM S&P Mid Cap Index Fund, MM Russell 2000 Small Cap Index Fund, and MM MSCI EAFE International Index Fund

I(20)	Opinion of Counsel and Consent

N(2)	Amended Appendix A to Amended and Restated Rule 18f-3 Plan